UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

September 30, 2009

Equity Funds

■	Columbia Blended Equity Fund

■	Columbia Energy and Natural Resources Fund

■	Columbia Mid Cap Core Fund

■	Columbia Select Large Cap Growth Fund

■	Columbia Select Opportunities Fund

■	Columbia Select Small Cap Fund

■	Columbia Value and Restructuring Fund

■	Columbia Emerging Markets Fund

■	Columbia International Growth Fund

■	Columbia Pacific/Asia Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia Blended Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+31.25% Class A shares (without sales charge)

+34.02% S&P 500 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 31.25% without sales charge. The fund participated in a market rally that caused stock prices to rise sharply during the period, but its return was somewhat lower than the 34.02% return of its benchmark, the S&P 500 Index[1], which includes speculative names that do not meet the fund’s criteria. The average return of funds in its peer group, the Lipper Multi-Cap Core Funds Classification[2], was 37.06%. While an emphasis on higher-quality stocks detracted from the fund’s relative returns during the period, we believe it will help once the market normalizes to reflect values more representative of company fundamentals.

■

The fund benefited most from holdings in the technology, financials, consumer discretionary and industrials sectors. Technology names that were among early beneficiaries of positive economic news included Hewlett-Packard, EMC and Microsoft (1.4%, 1.4%, and 3.7% of net assets, respectively). A recovery in the financial markets buoyed investment banks JPMorgan Chase and Goldman Sachs (1.6% and 1.8% of net assets, respectively). Early signs of economic recovery also helped Starwood Hotels & Resorts and retailers Target and TJX (0.5%, 5.1% and 0.9% of net assets, respectively). Increased corporate spending boosted several industrial names, including General Electric and Parker Hannifin (1.9% and 0.6% of net assets, respectively).

■

The fund’s disappointments for the period included Sprint Nextel, which continued to lose subscribers to other providers; agricultural company Monsanto (0.5% of net assets), which experienced weakened demand and reduced pricing for its products; and Burger King, which lost ground when a forecasted turnaround failed to materialize. We sold Burger King and Sprint.

■

A positive shift in market sentiment was understandable in view of expectations for an economic recovery, but its speed and magnitude were surprising and we expect market volatility to linger. We continue to draw on three independent and uncorrelated research sources — fundamental research, systematic models and input from the portfolio management team — to take advantage of opportunities arising from market disruptions that often accompany market volatility.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Blended Equity Fund

Portfolio Management

Peter Santoro has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 2003.

Dhruv V. Toolsidas has co-managed the fund since March 2008 and has been associated with the advisor or its predecessors since 2003.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Performance Information – Columbia Blended Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.27
Class C	2.02
Class Z	1.02
*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	21.20
Class C	21.14
Class Z	21.19

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.07
Class C	0.01
Class Z	0.09

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	9,844	9,279
Class C	9,733	9,733
Class Z	9,876	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Blended Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		04/25/85
Sales charge	without	with	without	with	without
6-month (cumulative)	31.25	23.69	30.77	29.77	31.42
1-year	–8.74	–13.99	–9.44	–10.35	–8.56
5-year	1.72	0.52	1.49	1.49	1.79
10-year	–0.16	–0.75	–0.27	–0.27	–0.12

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 are those of the Shares class shares of Blended Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to March 31, 2008 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Fund class commenced operations for Classes A and C and the date on which the Predecessor Fund class commenced operations for Class Z.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Blended Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchase and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,312.50	1,018.45	7.65	6.68	1.32
Class C	1,000.00	1,000.00	1,307.69	1,014.69	11.98	10.45	2.07
Class Z	1,000.00	1,000.00	1,314.81	1,019.70	6.21	5.42	1.07

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Energy and Natural Resources Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+37.84% Class A shares (without sales charge)

+38.74% S&P North American Natural Resources Sector Index

+34.02% S&P 500 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 37.84% without sales charge. The fund’s benchmark, the S&P North American Natural Resources Sector Index[1], returned 38.74% for the period. The average return of its peer group, the Lipper Natural Resources Funds Classification[2], was 44.09%. While the fund produced solid gains on an absolute basis, its relative performance fell short of its benchmark because of holdings in two non-benchmark utilities companies, which underperformed natural resource companies, and also because of a lack of exposure to forest products companies.

■

The fund’s increasing emphasis on energy resource development companies helped drive strong absolute returns during the six months. Investments in exploration and production companies, such as Northern Oil & Gas and EXCO Resources (each 1.7% of net assets), and oil field service companies, such as Weatherford International (2.8% of net assets), all supported performance. Among natural resources investments in the materials sector, the top contributor was Walter Energy (1.5% of net assets), a leading global coal producer.

■

Rising crude oil prices accompanied by reduced demand for refined oil products led to shrinking margins in refining and marketing operations, squeezing the profits of the large integrated oil companies. We sold one notable disappointment in the integrated oil group, Exxon Mobil, while reducing the fund’s exposure to other poor-performing companies, including Chevron and Total (2.4% and 2.2% of net assets, respectively). In materials, we liquidated positions in weak-performers Monsanto and Scotts Miracle-Gro. Both were hurt by declining demand for fertilizers.

■

Looking ahead, we believe that independent natural gas and oil companies should continue to benefit from rising production volumes and growth in reserves. As a result, we have more exposure than the index to the group. We have emphasized gas producers, because we think that natural gas prices have the potential to rise again after declines over the past six months. At the same time, we believe that major integrated oil companies, which we have underweighted relative to the index, face pressures in refining and marketing operations. In materials, we added emphasis to base metals companies, such as copper, iron ore and coking coal, which we think are positioned to benefit from strong demand in China.

[1]

The Standard & Poor’s (S&P) North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Energy and Natural Resources Fund

Portfolio Management

Michael E. Hoover has managed the fund since March 2008 and the predecessor fund since December 1995 and has been associated with the advisor or its predecessors since 1989.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Energy and natural resources stocks have been volatile. They may be affected by rising interest rates and inflation and can also be affected by factors such as natural events (for example, earthquakes or fires) and international politics.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund’s value will likely be more volatile than the value of more diversified funds.

Performance Information – Columbia Energy and Natural Resources Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.28
Class C	2.03
Class Z	1.03

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	18.76
Class C	18.50
Class Z	18.78

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.01
Class C	0.00
Class Z	0.05

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	32,643	30,776
Class C	32,173	32,173
Class Z	32,756	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Energy and Natural Resources Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	09/28/07		09/28/07		12/31/92
Sales charge	without	with	without	with	without
6-month (cumulative)	37.84	29.92	37.34	36.34	37.92
1-year	–5.14	–10.60	–5.85	–6.79	–4.90
5-year	12.86	11.53	12.53	12.53	12.94
10-year	12.56	11.90	12.40	12.40	12.60

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Fund class commenced operations for Classes A and C and the date on which the Predecessor Fund class commenced operations for Class Z.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Energy and Natural Resources Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,378.38	1,018.90	7.33	6.23	1.23
Class C	1,000.00	1,000.00	1,373.42	1,015.14	11.78	10.00	1.98
Class Z	1,000.00	1,000.00	1,379.19	1,020.16	5.84	4.96	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Mid Cap Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+41.83% Class A shares (without sales charge)

+45.71% Russell MidCap Index

+49.51% Russell MidCap Value Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 41.83% without sales charge. The fund participated in the period’s market rally, but its return fell short of the returns of its benchmarks, the Russell MidCap Index and the Russell MidCap Value Index.[1] The benchmarks, which include speculative names that do not meet the fund’s criteria, returned 45.71% and 49.51%, respectively. The fund performed in line with the average return of its peer group, the Lipper Mid Cap Core Funds Classification[2], which was 41.97%.

■

Holdings in the consumer, financials and technology sectors helped drive the fund’s returns. Early signs of economic recovery boosted Starwood Hotels & Resorts, Polo Ralph Lauren, Nordstrom and TJX (0.9%, 0.9%, 0.9%, and 1.0% of net assets, respectively). Increased slot-machine sales buoyed gaming equipment supplier Bally Technologies, and auto parts supplier Autoliv benefited from the U.S. government’s “Cash for Clunkers” program (0.7% and 0.6% of net assets, respectively). Business growth in emerging markets helped cosmetics firm Avon Products, baby formula supplier Mead Johnson Nutrition and cellular operator NII Holdings (1.4%, 0.5%, and 0.8% of net assets, respectively). Regional banks, diversified financials and insurers benefiting from the financial markets recovery included Fifth Third, Ameriprise Financial and Prudential Financial (1.1%, 1.2%, and 1.2% of net assets, respectively). Brocade Communications Systems also rebounded strongly (0.5% of net assets).

■

Several holdings had disappointing results. An overabundance of coal hurt pricing at Consolidated Energy. Sprint Nextel continued to lose subscribers to other providers. Website server host Akamai Technology experienced price deterioration as competition heated up, and Burger King lost ground when a forecasted turnaround failed to materialize. We sold all four names.

■

A positive shift in market sentiment was understandable as expectations for an economic recovery increased, but its speed and magnitude were surprising and we expect market volatility will linger. Historically, mid-cap stocks have performed well coming out of recessionary periods, and a near-term consolidation trend may benefit mid-caps further. We continue to draw on three independent and uncorrelated research sources — fundamental research, systematic models and input from the portfolio management team — to take advantage of opportunities arising from the market disruptions that often accompany market volatility.

[1]

The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The Russell MidCap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Mid Cap Core Fund

Portfolio Management

Peter Santoro has co-managed the fund since November 2008 and has been associated with the advisor or its predecessors since 2003.

Craig Leopold has co-managed the fund since November 2008 and has been associated with the advisor or its predecessors since 2003.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager’s assessment of a company’s prospects is wrong, the price of the company’s stock may not approach the value the manager has placed on it.

Performance Information – Columbia Mid Cap Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.30
Class C	2.05
Class R	1.55
Class Z	1.05

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	13.50
Class C	13.43
Class R	13.33
Class Z	13.51

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.03
Class C	0.00	*
Class R	0.02
Class Z	0.04

*	Rounds to less than $0.01.

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	16,553	15,586
Class C	16,362	16,362
Class R	16,205	n/a
Class Z	16,586	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		R	Z
Inception	03/31/08		03/31/08		12/31/04	05/31/96
Sales charge	without	with	without	with	without	without
6-month (cumulative)	41.83	33.70	41.40	40.40	41.72	41.95
1-year	–6.83	–12.19	–7.48	–8.40	–7.17	–6.66
5-year	–1.30	–2.47	–1.50	–1.50	–1.69	–1.23
10-year	5.16	4.54	5.05	5.05	4.95	5.19

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 are those of the Shares class shares of Mid Cap Value and Restructuring, the predecessor to the Fund and a series of Excelsior Funds Trust (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of Class R shares shown include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher. The inception of the Predecessor Fund is May 31, 1996.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Mid Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,418.29	1,018.65	7.76	6.48	1.28
Class C	1,000.00	1,000.00	1,413.98	1,014.89	12.28	10.25	2.03
Class R	1,000.00	1,000.00	1,417.19	1,017.40	9.27	7.74	1.53
Class Z	1,000.00	1,000.00	1,419.50	1,019.90	6.25	5.22	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Select Large Cap Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+34.14% Class A shares (without sales charge)

+32.58% Russell 1000 Growth Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 34.14%, without sales charge. The fund outperformed its benchmark, the Russell 1000 Growth Index[1], which returned 32.58% for the period. Its return was also higher than the 31.35% average return of its peer group, the Lipper Large-Cap Growth Funds Classification[2]. We attribute the fund’s strong performance to stock selection, primarily in health care and telecommunications services, and to a significant underweight in consumer staples.

■

In health care, positive stock selection offset the impact of the fund’s overweight in the sector relative to its benchmark. Intuitive Surgical, a robotic surgical device company, and Covance (2.1% of net assets), a contract research organization (CRO), were the two best contributors for the sector. Intuitive Surgical was sold before the end of the period. Eye-care company Alcon (3.2% of net assets) also turned in a strong performance. Returns in telecommunication services were boosted by American Movil (3.2% of net assets), a Latin American wireless operator. The fund had substantially less exposure to the consumer staples sector, which also helped relative performance, as consumer staples generated only mediocre returns.

■

Stock selection in consumer discretionary, industrials and materials detracted from results. Many of the fund’s consumer discretionary investments generated solid returns. However, the fund lacked exposure to some of the sector’s strongest performers. Additionally, GameStop and Apollo Group (3.7% and 4.1% of net assets, respectively) were performance laggards. In the industrials sector, First Solar and Expeditors International of Washington (each 2.9% of net assets) produced solid results but trailed the sector’s nearly 35% rise.

■

We plan to continue to seek companies that we believe can sustain above-average growth in an environment marked by slow economic and earnings growth. Companies with stronger balance sheets, low debt and strong free cash flow have the potential to gain market share at the expense of weaker competitors in this environment. We believe that could make stock selection even more important than it was during the previous period, when investors demonstrated little name-by-name differentiation. We believe that our focus on strong company fundamentals and selectivity is a good match for the market climate going forward.

[1]

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper, Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Select Large Cap Growth Fund

Portfolio Management

Thomas M. Galvin, lead manager, has managed or co-managed the fund since March 2008 and the predecessor fund since February 2003. He has been associated with the advisor or its predecessors since 2003.

Richard A. Carter has co-managed the fund since March 2009 and has been associated with the advisor or its predecessors since 2003.

Todd D. Herget has co-managed the fund since March 2009 and has been associated with the advisor or its predecessors since 1998.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Performance Information – Columbia Select Large Cap Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.25
Class C	2.00
Class R	1.50
Class Z	1.00

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	9.47
Class C	9.33
Class R	9.26
Class Z	9.51

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	6,847	6,455
Class C	6,746	6,746
Class R	6,696	n/a
Class Z	6,876	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Select Large Cap Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		R	Z
Inception	09/28/07		09/28/07		12/31/04	10/01/97
Sales charge	without	with	without	with	without	without
6-month (cumulative)	34.14	26.44	33.67	32.67	34.01	34.32
1-year	–0.53	–6.24	–1.27	–2.26	–0.75	–0.31
5-year	4.83	3.59	4.52	4.52	4.36	4.92
10-year	–3.72	–4.28	–3.86	–3.86	–3.93	–3.68

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and also include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses had been reflected, the returns shown for the periods prior to September 28, 2007 would have been lower. The returns of the Class R shares shown for periods prior to March 31, 2008 include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher.

Inception date refers to the date on which the Predecessor Fund class commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Select Large Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,341.38	1,018.70	7.45	6.43	1.27
Class C	1,000.00	1,000.00	1,336.72	1,014.94	11.83	10.20	2.02
Class R	1,000.00	1,000.00	1,340.08	1,017.45	8.92	7.69	1.52
Class Z	1,000.00	1,000.00	1,343.19	1,019.95	5.99	5.16	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Select Opportunities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+ 40.54% Class A shares (without sales charge)

+34.02% S&P 500 Index

+35.22% Russell 1000 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 40.54% without sales charge. The fund outperformed its benchmarks, the S&P 500 Index[1] and the Russell 1000 Index[2], which returned 34.02% and 35.22%, respectively, for the period. The fund’s return was higher than the 37.06% average return of the fund’s peer group, the Lipper Multi-Cap Core Funds Classification[3]. Both stock selection and the fund’s sector weights contributed to the fund’s strong relative performance.

■

The period began just weeks after the end of a major stock market sell-off, and the ensuing rebound from depressed valuations produced strong returns for the six-month period. While the price of oil rose during the period, the energy sector overall lagged the broader market. For the fund, the energy sector was an area of positive relative performance. Cimarex Energy (0.7% of net assets) rose sharply during the period and the fund’s holdings in the Brazilian company Petroleo Brasileiro (0.6% of net assets) also aided performance. The fund also had strong performance from several holdings in the consumer staples area, notably Avon Products, Mead Johnson Nutrition and Herbalife (0.7%, 0.6%, and 0.5% of net assets, respectively). In technology, Apple and Brocade Communications Systems (1.8% and 0.4% of net assets, respectively) were strong performers. In the utilities sector, AES (0.8% of net assets ) rose sharply during the period. While the benchmarks’ financial stocks registered strong returns during the period, the fund’s financial sector holdings did not keep pace with its benchmarks. The relative underperformance from stock selection in the financials sector was partially offset by the fund’s sector weight.

■

In our last report, we indicated that we were finding many compelling investment opportunities in the United States. Our purchases since then have included small-to medium-sized companies such as Jo-Ann Stores, CARBO Ceramics and Fifth Third Bancorp (0.6%, 0.7% and 0.8% of net assets, respectively). As the new reporting period begins, we are finding compelling emerging market investments, even after a strong rally in that arena in 2009. Investments in this category include the Indonesian company PT Perusahaan Gas Negara and Brazilian company Hypermarcas (0.5% and 0.6% of net assets, respectively).

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

[2]	The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile (continued) – Columbia Select Opportunities Fund

Portfolio Management

Emil A. Gjester, lead manager, has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 1996.

Jonas Patrikson has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 2004.

Michael T. Welter has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 2006.

Mary-Ann Ward has co-managed the fund since February 2009 and has been associated with the advisor or its predecessors since 1997.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Select Opportunities Fund

Performance of a $10,000 investment 03/31/04 – 09/30/09 ($)

Sales charge	without	with
Class A	11,472	10,813
Class C	11,287	11,287
Class Z	11,505	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Select Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	09/28/07		09/28/07		03/31/04
Sales charge	without	with	without	with	without
6-month (cumulative)	40.54	32.53	40.00	39.00	40.57
1-year	–8.11	–13.42	–8.81	–9.72	–7.97
5-year	2.69	1.48	2.36	2.36	2.75
Life	2.53	1.43	2.22	2.22	2.58

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.29
Class C	2.04
Class Z	1.04
*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.68
Class C	10.61
Class Z	10.67

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.02
Class C	0.00	*
Class Z	0.04

*	Rounds to less than 0.01.

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Predecessor Fund class commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Select Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,405.41	1,019.40	6.81	5.72	1.13
Class C	1,000.00	1,000.00	1,399.99	1,015.64	11.31	9.50	1.88
Class Z	1,000.00	1,000.00	1,405.71	1,020.66	5.31	4.46	0.88

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Select Small Cap Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+45.04% Class A shares (without sales charge)

+43.95% Russell 2000 Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 45.04% without sales charge. The fund outperformed its benchmark, the Russell 2000 Index[1], which returned 43.95% for the period and also outperformed the average return of its peer group, the Lipper Small- Cap Core Funds Classification[2], which was 44.31%. Being fully invested when stock prices declined, rather than holding a significant stake in cash, contributed to the fund’s success over its benchmark and peer group. In addition, the portfolio’s concentrated positioning — with fewer than 55 holdings at the end of the period — helped when stocks rebounded.

■

The fund benefited from significant overweights in three areas: industrials, materials and consumer discretionary. Stocks in these sectors were severely hurt during the downturn, representing great opportunities at the levels to which they had declined. Specifically, Walter Energy (1.5% of net assets), a coal company, was punished when the markets and commodity prices declined, but rallied strongly later in the period. Kansas City Southern (2.7% of net assets), which transports cars by train, also rose from a low valuation, benefiting from increased car sales, the result of the government-sponsored “Cash for Clunkers” program. Home products retailer Williams-Sonoma (3.3% of net assets) gained, as it was a well-recognized name with a solid balance sheet. On the downside, Aqua America, one of the largest water utilities in the United States, lost ground as investors shifted assets away from more defensive stocks. We sold the position. An underweight in health care also detracted from performance relative to the benchmark.

■

We believe that the stock market offers the potential to move higher. A modest pickup in the economy should help companies generate higher revenues, which, when combined with the cost cutting that has already been done, should generate considerable earnings leverage. In this environment, we have added to the fund’s position in banks, an area that was punished hard in the recent market downturn. The fund was underweight in banks, which served the portfolio well when the markets declined sharply in 2008. However, they look more attractive now with their low valuations and the benefit of low interest rates. As a result of these attractive industry factors, we initiated positions in Wintrust Financial and Zions Bancorp (1.8% and 2.5% of net assets respectively) during the period.

[1]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total capitalization of the Russell 3000 Index. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Select Small Cap Fund

Portfolio Management

Douglas H. Pyle has managed the fund since 2008 and has been associated with the advisor or its predecessors since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Performance Information – Columbia Select Small Cap Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.35
Class C	2.10
Class R	1.60
Class Z	1.10

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	13.17
Class C	12.96
Class R	12.86
Class Z	13.21

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	18,143	17,096
Class C	17,858	17,858
Class R	17,753	n/a
Class Z	18,197	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Select Small Cap Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		R	Z
Inception	09/28/07		09/28/07		12/31/04	12/31/92
Sales charge	without	with	without	with	without	without
6-month (cumulative)	45.04	36.76	44.48	43.48	44.82	45.16
1-year	–8.03	–13.30	–8.86	–9.77	–8.40	–7.88
5-year	1.45	0.25	1.13	1.13	1.01	1.51
10-year	6.14	5.51	5.97	5.97	5.91	6.17

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of the Class R shares shown for periods prior to March 31, 2008 include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Predecessor Fund class commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Select Small Cap Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,450.38	1,018.00	8.66	7.13	1.41
Class C	1,000.00	1,000.00	1,444.82	1,014.24	13.24	10.91	2.16
Class R	1,000.00	1,000.00	1,448.22	1,016.75	10.19	8.39	1.66
Class Z	1,000.00	1,000.00	1,451.58	1,019.25	7.13	5.87	1.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Value and Restructuring Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+51.18% Class A shares (without sales charge)

+37.99% Russell 1000 Value Index

+34.02% S&P 500® Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 51.18% without sales charge. These results were significantly higher than the returns of the fund’s benchmarks, the Russell 1000 Value Index and the S&P 500® Index[1], which were 37.99% and 34.02%, respectively, for the period. The fund also outperformed the 40.26% average return of its peer group, the Lipper Multi-Cap Value Funds Classification[2]. Stock selection in economically sensitive sectors, such as energy, financials and materials, propelled the fund’s superior performance.

■

We emphasized attractively priced stocks, especially those of corporations that are potential candidates for acquisitions, as well as shares of companies taking advantage of explosive growth outside the U.S., particularly in emerging markets. Energy and materials holdings benefited from global growth trends and from rising concerns about inflation. In this regard, shares of Petroleo Brasiliero (5.3% of net assets), the Brazilian oil giant, and coal miners CONSOL Energy and Alpha Natural Resources (3.2% and 3.2% of net assets, respectively) all produced robust returns. Celanese, a global chemical company, and miner Southern Copper (1.9% and 2.5% of net assets, respectively) also outperformed. In the financials sector, Goldman Sachs Group, JPMorgan Chase and commercial insurance giant ACE (2.4%, 1.9% and 3.0% of net assets, respectively) produced solid returns.

■

The fund’s few disappointments were stock specific. We invested in agricultural machinery corporation AGCO (1.6% of net assets) because of its emerging markets exposure, but earnings fell short of projections. We retained the investment because we continued to be impressed by its longer-term prospects. Another weak performer, CIT Group, a troubled commercial lender, was sold as it neared bankruptcy reorganization.

■

We intend to maintain our focus on globally-oriented companies that offer solid growth prospects, especially from their emerging-market exposure. Stock valuations appear reasonable and several global mergers and acquisitions have been announced recently, boding well for our style. One reason for caution, however, is the push for greater domestic government spending, which could deprive the private sector of needed resources.

[1]

The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Value and Restructuring Fund

Portfolio Management

David J. Williams has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since 1987.

Guy W. Pope has co-managed the fund since 2009 and has been associated with the advisor or its predecessors since 1993.

J. Nicholas Smith has co-managed the fund since 2009 and has been associated with the advisor or its predecessors since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuation that occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The price of the company’s stock may not approach the value the manager has placed on it or may decline.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Value and Restructuring Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.19
Class C	1.94
Class R	1.44
Class Z	0.94

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	39.82
Class C	39.82
Class R	39.80
Class Z	39.80

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.23
Class C	0.10
Class R	0.18
Class Z	0.27

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	17,632	16,620
Class C	17,380	17,380
Class R	17,306	n/a
Class Z	17,695	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Value and Restructuring Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		R	Z
Inception	09/28/07		09/28/07		12/31/04	12/31/92
Sales charge	without	with	without	with	without	without
6-month (cumulative)	51.18	42.48	50.65	49.65	50.99	51.40
1-year	–5.23	–10.69	–5.92	–6.85	–5.49	–5.00
5-year	2.30	1.09	2.00	2.00	1.92	2.37
10-year	5.84	5.21	5.68	5.68	5.64	5.87

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for period prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the period prior to September 28, 2007 would be lower. The returns of the Class R shares shown for period prior to March 31, 2008 include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Predecessor Fund class commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Value and Restructuring Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,511.80	1,019.15	7.43	5.97	1.18
Class C	1,000.00	1,000.00	1,506.48	1,015.39	12.13	9.75	1.93
Class R	1,000.00	1,000.00	1,509.89	1,017.90	9.00	7.23	1.43
Class Z	1,000.00	1,000.00	1,514.00	1,020.41	5.86	4.71	0.93

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Emerging Markets Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+60.35% Class A shares (without sales charge)

+62.90% MSCI Emerging Markets Index (Net)

+63.21% MSCI Emerging Markets Index (Gross)

+49.85% MSCI EAFE Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 60.35% without sales charge. The fund’s results were mixed compared to both of its benchmarks. The MSCI EAFE Index[1] returned 49.85% for the period. The MSCI Emerging Markets Index[2] (net of dividends) returned 62.90% and the MSCI Emerging Market Index (gross of dividends) returned 63.21% for the period. As of August 31, 2009 and going forward, fund performance will only be compared to the index net of dividends, a figure that includes the impact of an estimated withholding tax on dividend reinvestment in its return. The fund fell short of the average return of its peer group, the Lipper Emerging Markets Funds Classification[3], which was 66.32%. The fund produced strong results on an absolute basis. Early in the period, when financially weaker corporations led the market’s sharp comeback, its focus on higher-quality companies accounted for a modest shortfall relative to the MSCI Emerging Markets Index. However, the fund’s quality emphasis supported results as the period progressed.

■

Emerging markets entered the 2008 global economic slowdown in healthier financial condition than developed markets on the fiscal, household and corporate level. This allowed them to recover faster than developed markets in 2009. Throughout the six-month period, we maintained our focus on well-run, financially sound companies, which stand to benefit from growing consumer classes and spreading industrialization in emerging markets. We overweighted countries that have good long-term growth prospects and were in a position to stimulate their economies through fiscal and monetary means, such as China, Brazil, Indonesia, India and Turkey. While this focus on strong economies generally helped, China was an exception, as it underperformed in the rally after outperforming in the latter half of 2008’s market declines.

■

Selections in economically-sensitive areas such as financials and energy added to results. In financials, we overweighted quality banks in countries with sound banking systems. Noteworthy outperformers included Itau Unibanco Holding of Brazil, ICICI Bank of India and Turkiye Garanti Bankasi of Turkey (2.2%, 1.4% and 0.8% of net assets, respectively). In energy, rising crude prices fueled solid results from oil companies Petroleo Brazileiro of Brazil and LUKOIL OAO of Russia (5.2% and 1.9% of net assets, respectively). Holding back results were investments in South African miners AngloGold Ashanti and Harmony Gold Mining (0.4% and 0.2% of net assets, respectively). Their returns lagged those of base metals stocks. The position in China Mobile (1.2% of net assets) also detracted.

[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

[2]

The Morgan Stanley Capital International Emerging Markets Index (MSCI EMI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Emerging Markets Fund

■

We believe that developing economies have the potential to continue to expand, lending support to equity returns from emerging markets. Although stocks no longer sell at the relatively low valuations we witnessed earlier this year, we continue to find a number of attractive opportunities. Going forward, we intend to maintain our strategy, focusing on quality companies benefiting from the long-term secular trends of an emerging middle class in developing economies and the continued industrialization of these countries.

Portfolio Management

Dara J. White, lead manager, has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since 2006.

Jasmine (Weili) Huang has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since 2003.

Fred Copper has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since September 2005.

Robert B. Cameron has co-managed the fund since December 2008 and has been associated with the advisor or its predecessors since October 2008.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Emerging Markets Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	2.06
Class C	2.81
Class Z	1.81

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	10.22
Class C	10.15
Class Z	10.21

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.06
Class Z	0.08

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	34,332	32,344
Class C	33,796	33,796
Class Z	34,415	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Emerging Markets Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	09/28/07		09/28/07		01/02/98
Sales charge	without	with	without	with	without
6-month (cumulative)	60.35	51.17	59.59	58.59	60.68
1-year	15.67	9.05	14.82	13.82	15.91
5-year	13.35	12.01	13.00	13.00	13.41
10-year	13.13	12.46	12.95	12.95	13.16

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Predecessor Fund class commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Emerging Markets Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,603.50	1,015.79	12.07	9.35	1.85
Class C	1,000.00	1,000.00	1,597.48	1,012.03	16.93	13.11	2.60
Class Z	1,000.00	1,000.00	1,608.41	1,017.06	10.46	8.09	1.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia International Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+37.51% Class A shares (without sales charge)

+41.81% MSCI EAFE Growth Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 37.51% without sales charge. The fund’s benchmark, the MSCI EAFE Growth Index[1], returned 41.81% for the period. The average return of the fund’s peer group, the Lipper International Large-Cap Growth Funds Classification[2], was 44.21%. During the period, our quantitative models pointed to stocks with momentum characteristics. However, momentum stocks were out of favor during the period and the stocks selected for these characteristics generally accounted for the fund’s underperformance relative to the benchmark. Nevertheless, the fund generated solid returns as the stock market rebounded.

■

We moved out of defensive stocks and focused on companies that we believed had the potential do well early in an economic recovery. Many of these companies were engaged in banking, infrastructure development and technology, which were themes in the portfolio. Financials were particularly noteworthy, with the National Bank of Greece and Hongkong Land Holdings (1.3% and 0.7% of net assets, respectively) among the leaders. Both stocks declined sharply during the credit crisis and were attractively valued when we bought them. In addition, Hongkong Land benefited from China’s stimulus plan, which targeted improving the real estate sector. Siemens (1.5% of net assets), a leader in infrastructure development through its power engineering and transmission business, was a top performer. After completing a restructuring program, the company reported increased earnings growth. In technology, Shinko Electric Industries (1.3% of net assets) did well. When we purchased the stock, the outlook for semiconductor companies was poor, and many analysts believed that Shinko would suffer substantial losses. We felt these views were overstated and that the company had the potential to be profitable.

■

We are cautiously optimistic about the prospects for the international equity markets going forward. We believe that liquidity in the global markets should help support companies poised to benefit from an economic recovery. Therefore, we plan to continue to focus on the themes of banking, infrastructure development and technology in emerging and developed markets.

[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Growth Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the growth style, such as higher forecasted growth rates, lower book value-to-price ratios, lower forward earnings-to-price ratios and lower dividend yields than securities representing the value style. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia International Growth Fund

Portfolio Management

Timothy R. Anderson, lead manager, has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since March 2006.

Fred Copper has co-managed the fund since 2007 and has been associated with the advisor or its predecessors since September 2005.

Jasmine (Weili) Huang has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since 2003.

Daisuke Nomoto has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since April 2005.

Paul J. DiGiacomo has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since April 2006.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia International Growth Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	10,994	10,359
Class C	10,869	10,869
Class Z	11,029	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia International Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		07/21/87
Sales charge	without	with	without	with	without
6-month (cumulative)	37.51	29.61	36.99	35.99	37.66
1-year	–6.21	–11.60	–6.94	–7.87	–5.98
5-year	4.10	2.88	3.87	3.87	4.17
10-year	0.95	0.35	0.84	0.84	0.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.56
Class C	2.31
Class Z	1.31

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	12.52
Class C	12.48
Class Z	12.52

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.09
Class Z	0.12

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for all periods prior to March 31, 2008 are those of Shares class shares of International Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to March 31, 2008 would be lower. The returns of the Class Z shares shown for all periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

Inception date refers to the date on which the Fund class commenced operations for Classes A and C and the date on which the Predecessor Fund class commenced operations for Class Z.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia International Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges, on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,375.12	1,016.90	9.71	8.24	1.63
Class C	1,000.00	1,000.00	1,369.91	1,013.14	14.14	12.01	2.38
Class Z	1,000.00	1,000.00	1,376.58	1,018.15	8.22	6.98	1.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Pacific/Asia Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+49.90% Class A shares (without sales charge)
+47.69% MSCI All Country Asia Pacific Index (Net)
+47.85% MSCI All Country Asia Pacific Index (Gross)
+49.85% MSCI EAFE Index

Morningstar Style Box™

Equity Style

The Morningstar Style Box™ reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 49.90% without sales charge. The fund outperformed both of its benchmarks. The MSCI EAFE Index[1] returned 49.85% for the period. The MSCI All Country Asia Pacific Index[2] (gross of dividends) returned 47.85% and the MSCI AC Asia Pacific Index (net of dividends) returned 47.69% for the period. As of August 31, 2009 and going forward, fund performance will only be compared to the index net of dividends, a figure that includes the impact of an estimated withholding tax on dividend reinvestment in its return. The fund’s return was also higher than the 47.64% average return of the fund’s peer group, the Lipper Pacific Region Funds Classification.[3] Overweights in China and Thailand, and stock selection in companies that we believe could benefit during an economic recovery, were the main drivers of return.

■

Investments in the financials sector were the best performers, with two of the biggest contributors located in India, where the housing market is in the early stages of development. These were LIC Housing Finance and Bank of Baroda, a regional bank (0.7% and 0.8% of net assets, respectively). Solid performance also came from real estate companies in Hong Kong, and Hongkong Land Holdings (1.0% of net assets) is an example. Semiconductors are the foundation for electronics products, and semiconductor companies are often market leaders early in an economic recovery when demand for electronics products picks up. Samsung Electronics and Macronix International (2.7% and 1.0% of net assets, respectively) are examples of semiconductor holdings that provided a performance edge. Venture (1.0% of net assets), a contract manufacturer for the electronics industry, was also noteworthy. Consumer discretionary holdings generated mixed results. Dongfeng Motor Group (1.0% of net assets) had a positive impact, as auto sales in China posted double-digit growth. However, certain defensive stocks did poorly when it appeared that the economy was improving. Jupiter Telecommunications, a cable systems company in Japan, and BEC World, a media company in Thailand, were disappointing, and we sold them.

■

The Pacific Asia region had less exposure to the source of the economic downturn, which was the credit crisis in the United States. While the region was affected by a reduction in exports, its domestic economies stayed relatively strong. Looking ahead, we expect the Pacific Asian countries to outperform because they have relatively high economic growth rates and less debt than countries that have had to bailout their financial systems.

[1]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

[2]

The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index tracks the performance of stocks traded on stock exchanges in Pacific Basin countries, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[3]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) – Columbia Pacific/Asia Fund

Portfolio Management

Fred Copper has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since September 2005.

Daisuke Nomoto has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since April 2005.

Jasmine (Weili) Huang has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since 2003.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Pacific/Asia Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	13,089	12,334
Class C	12,938	12,938
Class Z	13,141	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Pacific/Asia Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		12/31/92
Sales charge	without	with	without	with	without
6-month (cumulative)	49.90	41.40	49.37	48.37	50.22
1-year	12.02	5.63	11.04	10.04	12.31
5-year	6.82	5.55	6.57	6.57	6.90
10-year	2.73	2.12	2.61	2.61	2.77

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.81
Class C	2.56
Class Z	1.56

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	7.20
Class C	7.14
Class Z	7.21

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.02
Class Z	0.04

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 are those of the Shares class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to March 31, 2008 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher. The inception of the predecessor fund is December 31, 1992.

Inception date refers to the date on which the Fund class commenced operations for Classes A and C and the date on which the Predecessor Fund class commenced operations for Class Z.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Understanding Your Expenses – Columbia Pacific/Asia Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual”. Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,499.01	1,015.99	11.34	9.15	1.81
Class C	1,000.00	1,000.00	1,493.70	1,012.23	16.00	12.91	2.56
Class Z	1,000.00	1,000.00	1,502.22	1,017.25	9.79	7.89	1.56

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Blended Equity Fund

September 30, 2009 (Unaudited)

Common Stocks – 98.4%

	Shares	Value ($)
Consumer Discretionary – 10.4%
Distributors – 0.6%
Genuine Parts Co.	25,160	957,590

Distributors Total		957,590

Hotels, Restaurants & Leisure – 1.3%
Darden Restaurants, Inc.	18,610	635,159
International Game Technology	30,330	651,488
Starwood Hotels & Resorts Worldwide, Inc.	23,163	765,074

Hotels, Restaurants & Leisure Total		2,051,721

Media – 0.9%
Comcast Corp., Class A	84,950	1,434,805
Gannett Co., Inc.	7,000	87,570
Interpublic Group of Companies, Inc. (a)	1,155	8,686

Media Total		1,531,061

Multiline Retail – 5.1%
Target Corp.	176,400	8,234,352

Multiline Retail Total		8,234,352

Specialty Retail – 2.5%
American Eagle Outfitters, Inc.	57,816	974,778
Lowe’s Companies, Inc.	52,470	1,098,722
Sherwin-Williams Co.	11,350	682,816
TJX Companies, Inc.	37,530	1,394,239

Specialty Retail Total		4,150,555

Consumer Discretionary Total		16,925,279

Consumer Staples – 11.0%
Beverages – 0.6%
Diageo PLC, ADR	16,900	1,039,181

Beverages Total		1,039,181

Food & Staples Retailing – 3.6%
CVS Caremark Corp.	27,480	982,135
Wal-Mart Stores, Inc.	99,560	4,887,400

Food & Staples Retailing Total		5,869,535

Food Products – 1.4%
Dean Foods Co. (a)	32,810	583,690
Kraft Foods, Inc., Class A	61,036	1,603,416

Food Products Total		2,187,106

Household Products – 1.5%
Colgate-Palmolive Co.	16,380	1,249,466
Procter & Gamble Co.	19,800	1,146,816

Household Products Total		2,396,282

	Shares	Value ($)
Personal Products – 0.8%
Avon Products, Inc.	38,210	1,297,612

Personal Products Total		1,297,612

Tobacco – 3.1%
Philip Morris International, Inc.	103,720	5,055,313

Tobacco Total		5,055,313

Consumer Staples Total		17,845,029

Energy – 9.4%
Energy Equipment & Services – 1.3%
Baker Hughes, Inc.	600	25,596
Cameron International Corp. (a)	14,163	535,645
Halliburton Co.	25,950	703,764
Nabors Industries Ltd. (a)	37,230	778,107
Smith International, Inc.	4,000	114,800

Energy Equipment & Services Total		2,157,912

Oil, Gas & Consumable Fuels – 8.1%
Apache Corp.	27,710	2,544,609
Cabot Oil & Gas Corp.	12,593	450,200
Chevron Corp.	37,231	2,622,179
Exxon Mobil Corp.	78,212	5,366,125
Occidental Petroleum Corp.	18,521	1,452,047
Royal Dutch Shell PLC, ADR	12,100	691,999

Oil, Gas & Consumable Fuels Total		13,127,159

Energy Total		15,285,071

Financials – 18.8%
Capital Markets – 6.6%
Ameriprise Financial, Inc.	8,920	324,064
Bank of New York Mellon Corp.	59,142	1,714,527
Credit Suisse Group AG, ADR	15,430	858,679
Goldman Sachs Group, Inc.	15,370	2,833,459
Morgan Stanley	30,034	927,450
Northern Trust Corp.	4,600	267,536
State Street Corp.	72,900	3,834,540

Capital Markets Total		10,760,255

Commercial Banks – 7.1%
Comerica, Inc.	33,300	988,011
Fifth Third Bancorp.	44,200	447,746
KeyCorp	52,800	343,200
Marshall & Ilsley Corp.	88,700	715,809
PNC Financial Services Group, Inc.	47,820	2,323,574
SunTrust Banks, Inc.	71,000	1,601,050
U.S. Bancorp	46,188	1,009,670
Wells Fargo & Co.	143,046	4,031,036

Commercial Banks Total		11,460,096

See Accompanying Notes to Financial Statements.

Columbia Blended Equity Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Consumer Finance – 0.4%
American Express Co.	1,100	37,290
Discover Financial Services	37,177	603,383

Consumer Finance Total		640,673

Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	59,920	2,625,694

Diversified Financial Services Total		2,625,694

Insurance – 2.2%
ACE Ltd. (a)	17,600	940,896
Hartford Financial Services Group, Inc.	23,500	622,750
Lincoln National Corp.	36,600	948,306
Prudential Financial, Inc.	22,310	1,113,492

Insurance Total		3,625,444

Real Estate Investment Trusts (REITs) – 0.2%
Kimco Realty Corp.	17,900	233,416

Real Estate Investment Trusts (REITs) Total		233,416

Thrifts & Mortgage Finance – 0.7%
Hudson City Bancorp, Inc.	89,200	1,172,980

Thrifts & Mortgage Finance Total		1,172,980

Financials Total		30,518,558

Health Care – 14.8%
Biotechnology – 1.9%
Amgen, Inc. (a)	16,660	1,003,432
Genzyme Corp. (a)	22,100	1,253,733
Gilead Sciences, Inc. (a)	17,780	828,192

Biotechnology Total		3,085,357

Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	25,180	1,435,512
Hospira, Inc. (a)	18,100	807,260
Medtronic, Inc.	25,590	941,712

Health Care Equipment & Supplies Total		3,184,484

Health Care Providers & Services – 2.2%
Coventry Health Care, Inc. (a)	7,800	155,688
Express Scripts, Inc. (a)	20,590	1,597,372
Medco Health Solutions, Inc. (a)	18,620	1,029,872
UnitedHealth Group, Inc.	30,680	768,227

Health Care Providers & Services Total		3,551,159

Pharmaceuticals – 8.8%
Abbott Laboratories	130,100	6,436,047
Johnson & Johnson	74,992	4,566,263
Pfizer, Inc.	162,156	2,683,682

	Shares	Value ($)
Schering-Plough Corp.	19,100	539,575

Pharmaceuticals Total		14,225,567

Health Care Total		24,046,567

Industrials – 9.2%
Aerospace & Defense – 2.7%
Boeing Co.	1,000	54,150
Honeywell International, Inc.	40,770	1,514,606
Lockheed Martin Corp.	15,377	1,200,636
United Technologies Corp.	26,210	1,596,975

Aerospace & Defense Total		4,366,367

Airlines – 0.1%
Southwest Airlines Co.	25,200	241,920

Airlines Total		241,920

Commercial Services & Supplies – 1.6%
Waste Management, Inc.	87,610	2,612,530

Commercial Services & Supplies Total		2,612,530

Industrial Conglomerates – 2.4%
General Electric Co.	183,430	3,011,921
Textron, Inc.	13,000	246,740
Tyco International Ltd.	19,510	672,705

Industrial Conglomerates Total		3,931,366

Machinery – 1.8%
Dover Corp.	51,100	1,980,636
Parker Hannifin Corp.	18,280	947,635

Machinery Total		2,928,271

Trading Companies & Distributors – 0.6%
W.W. Grainger, Inc.	9,970	890,919

Trading Companies & Distributors Total		890,919

Industrials Total		14,971,373

Information Technology – 19.2%
Communications Equipment – 6.2%
Cisco Systems, Inc. (a)	372,265	8,763,118
CommScope, Inc. (a)	16,140	483,070
QUALCOMM, Inc.	18,630	837,978

Communications Equipment Total		10,084,166

Computers & Peripherals – 6.0%
Apple, Inc. (a)	13,214	2,449,479
EMC Corp. (a)	137,399	2,341,279
Hewlett-Packard Co.	46,400	2,190,544
NCR Corp. (a)	58,227	804,697
Teradata Corp. (a)	69,600	1,915,392

Computers & Peripherals Total		9,701,391

See Accompanying Notes to Financial Statements.

Columbia Blended Equity Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Electronic Equipment, Instruments & Components – 0.5%
Corning, Inc.	54,390	832,711

Electronic Equipment, Instruments & Components Total		832,711

Internet Software & Services – 0.1%
Google, Inc., Class A (a)	200	99,170

Internet Software & Services Total		99,170

IT Services – 0.8%
MasterCard, Inc., Class A	6,270	1,267,480

IT Services Total		1,267,480

Semiconductors & Semiconductor Equipment – 2.0%
Avago Technologies Ltd. (a)	11,452	195,485
Intel Corp.	600	11,742
MEMC Electronic Materials, Inc. (a)	1,000	16,630
Novellus Systems, Inc. (a)	32,550	682,899
Texas Instruments, Inc.	57,620	1,365,018
Xilinx, Inc.	39,940	935,395

Semiconductors & Semiconductor Equipment Total		3,207,169

Software – 3.6%
Microsoft Corp.	229,900	5,952,111

Software Total		5,952,111

Information Technology Total		31,144,198

Materials – 1.5%
Chemicals – 1.2%
Celanese Corp., Series A	20,887	522,175
Monsanto Co.	10,522	814,403
Praxair, Inc.	8,500	694,365

Chemicals Total		2,030,943

Metals & Mining – 0.3%
United States Steel Corp.	9,770	433,495

Metals & Mining Total		433,495

Materials Total		2,464,438

Telecommunication Services – 1.2%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	70,780	1,911,768

Diversified Telecommunication Services Total		1,911,768

Telecommunication Services Total		1,911,768

	Shares	Value ($)
Utilities – 2.9%
Electric Utilities – 0.6%
FPL Group, Inc.	15,114	834,746
Pepco Holdings, Inc.	4,200	62,496

Electric Utilities Total		897,242

Independent Power Producers & Energy Traders – 0.4%
AES Corp. (a)	46,344	686,818

Independent Power Producers & Energy Traders Total		686,818

Multi-Utilities – 1.9%
Integrys Energy Group, Inc.	2,700	96,903
NiSource, Inc.	84,000	1,166,760
PG&E Corp.	22,978	930,379
Public Service Enterprise Group, Inc.	26,228	824,609

Multi-Utilities Total		3,018,651

Utilities Total		4,602,711

Total Common Stocks (cost of $87,649,566)		159,714,992

Short-Term Obligation – 0.3%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 03/15/12, market value $502,313 (repurchase proceeds $487,000)	487,000	487,000

Total Short-Term Obligation (cost of $487,000)		487,000

Total Investments – 98.7% (cost of $88,136,566) (b)		160,201,992

Other Assets & Liabilities, Net – 1.3%		2,063,007

Net Assets – 100.0%		162,264,999

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $88,136,566.

See Accompanying Notes to Financial Statements.

Columbia Blended Equity Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$16,925,279	$—	$—	$16,925,279
Consumer Staples	17,845,029	—	—	17,845,029
Energy	15,285,071	—	—	15,285,071
Financials	30,518,558	—	—	30,518,558
Health Care	24,046,567	—	—	24,046,567
Industrials	14,971,373	—	—	14,971,373
Information Technology	31,144,198	—	—	31,144,198
Materials	2,464,438	—	—	2,464,438
Telecommunication Services	1,911,768	—	—	1,911,768
Utilities	4,602,711	—	—	4,602,711

Total Common Stocks	159,714,992	—	—	159,714,992

Total Short-Term Obligation	—	487,000	—	487,000

Total Investments	$159,714,992	$487,000	$—	$160,201,992

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	19.2
Financials	18.8
Health Care	14.8
Consumer Staples	11.0
Consumer Discretionary	10.4
Energy	9.4
Industrials	9.2
Utilities	2.9
Materials	1.5
Telecommunication Services	1.2

98.4
Short-Term Obligation	0.3
Other Assets & Liabilities, Net	1.3

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Energy and Natural Resources Fund

September 30, 2009 (Unaudited)

Common Stocks – 95.7%

	Shares	Value ($)
Energy – 64.9%
Energy Equipment & Services – 16.1%
Cameron International Corp. (a)	300,000	11,346,000
Halliburton Co.	600,000	16,272,000
National Oilwell Varco, Inc. (a)	300,000	12,939,000
Oceaneering International, Inc. (a)	150,000	8,512,500
Schlumberger Ltd.	250,000	14,900,000
Transocean Ltd. (a)	175,000	14,967,750
Weatherford International Ltd. (a)	800,000	16,584,000

Energy Equipment & Services Total		95,521,250

Oil, Gas & Consumable Fuels – 48.8%
Alpha Natural Resources, Inc. (a)	250,000	8,775,000
Anadarko Petroleum Corp.	150,000	9,409,500
Apache Corp.	200,000	18,366,000
BP PLC, ADR	100,000	5,323,000
Brigham Exploration Co. (a)	400,000	3,632,000
Chesapeake Energy Corp.	500,000	14,200,000
Chevron Corp.	200,000	14,086,000
Concho Resources, Inc. (a)	200,000	7,264,000
Continental Resources, Inc. (a)	300,000	11,751,000
EOG Resources, Inc.	50,000	4,175,500
EXCO Resources, Inc. (a)	550,000	10,279,500
Hess Corp.	100,000	5,346,000
McMoRan Exploration Co. (a)	400,000	3,020,000
Newfield Exploration Co. (a)	200,000	8,512,000
Northern Oil And Gas, Inc. (a)	1,194,135	10,030,734
Occidental Petroleum Corp.	350,000	27,440,000
Oilsands Quest, Inc. (a)	2,800,000	3,164,000
Peabody Energy Corp.	150,000	5,583,000
PetroHawk Energy Corp. (a)	500,000	12,105,000
Plains Exploration & Production Co. (a)	425,000	11,755,500
Range Resources Corp.	200,000	9,872,000
SandRidge Energy, Inc. (a)	600,000	7,776,000
Southwestern Energy Co. (a)	400,000	17,072,000
Suncor Energy, Inc.	375,000	12,960,000
Total SA, ADR	225,000	13,333,500
Ultra Petroleum Corp. (a)	225,000	11,016,000
Valero Energy Corp.	600,000	11,634,000
XTO Energy, Inc.	300,000	12,396,000

Oil, Gas & Consumable Fuels Total		290,277,234

Energy Total		385,798,484

	Shares	Value ($)
Industrials – 2.4%
Marine – 1.1%
Genco Shipping & Trading Ltd.	300,000	6,234,000

Marine Total		6,234,000

Transportation Infrastructure – 1.3%
Aegean Marine Petroleum Network, Inc.	350,000	7,875,000

Transportation Infrastructure Total		7,875,000

Industrials Total		14,109,000

Materials – 23.4%
Chemicals – 7.8%
Dow Chemical Co.	500,000	13,035,000
Praxair, Inc.	150,000	12,253,500
Sociedad Quimica y Minera de Chile SA, ADR	300,000	11,739,000
Solutia, Inc. (a)	800,000	9,264,000

Chemicals Total		46,291,500

Metals & Mining – 15.6%
Agnico-Eagle Mines Ltd.	200,000	13,570,000
Barrick Gold Corp.	350,000	13,265,000
BHP Billiton Ltd., ADR	250,000	16,502,500
Freeport-McMoRan Copper & Gold, Inc.	225,000	15,437,250
Goldcorp, Inc.	200,000	8,074,000
Steel Dynamics, Inc.	200,000	3,068,000
United States Steel Corp.	200,000	8,874,000
Vale SA, ADR	200,000	4,626,000
Walter Energy, Inc.	150,000	9,009,000

Metals & Mining Total		92,425,750

Materials Total		138,717,250

Utilities – 5.0%
Gas Utilities – 3.3%
EQT Corp.	150,000	6,390,000
Questar Corp.	350,000	13,146,000

Gas Utilities Total		19,536,000

Independent Power Producers & Energy Traders – 1.7%
AES Corp. (a)	700,000	10,374,000

Independent Power Producers & Energy Traders Total		10,374,000

Utilities Total		29,910,000

Total Common Stocks (cost of $468,158,777)		568,534,734

See Accompanying Notes to Financial Statements.

Columbia Energy and Natural Resources Fund

September 30, 2009 (Unaudited)

Short-Term Obligation – 9.5%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 09/09/11, market value $57,515,000 (repurchase proceeds $56,387,016)	56,387,000	56,387,000

Total Short-Term Obligation (cost of $56,387,000)		56,387,000

Total Investments – 105.2% (cost of $524,545,777) (b)		624,921,734

Other Assets & Liabilities, Net – (5.2)%		(30,693,945)

Net Assets – 100.0%		594,227,789

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $524,545,777.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Energy	$385,798,484	$—	$—	$385,798,484
Industrials	14,109,000	—	—	14,109,000
Materials	138,717,250	—	—	138,717,250
Utilities	29,910,000	—	—	29,910,000

Total Common Stocks	568,534,734	—	—	568,534,734

Total Short-Term Obligation	—	56,387,000	—	56,387,000

Total Investments	$568,534,734	$56,387,000	$—	$624,921,734

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Energy	64.9
Materials	23.4
Utilities	5.0
Industrials	2.4

95.7
Short-Term Obligation	9.5
Other Assets & Liabilities, Net	(5.2)

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Mid Cap Core Fund

September 30, 2009 (Unaudited)

Common Stocks – 99.9%

	Shares	Value ($)
Consumer Discretionary – 16.6%
Auto Components – 0.6%
Autoliv, Inc.	13,859	465,662

Auto Components Total		465,662

Diversified Consumer Services – 1.0%
Apollo Group, Inc., Class A (a)	11,135	820,315

Diversified Consumer Services Total		820,315

Hotels, Restaurants & Leisure – 4.0%
Bally Technologies, Inc. (a)	14,020	537,947
Carnival Corp.	14,799	492,511
Darden Restaurants, Inc.	20,139	687,344
International Game Technology	35,189	755,860
Starwood Hotels & Resorts Worldwide, Inc.	20,453	675,563

Hotels, Restaurants & Leisure Total		3,149,225

Household Durables – 1.3%
D.R. Horton, Inc.	39,479	450,456
Newell Rubbermaid, Inc.	38,738	607,799

Household Durables Total		1,058,255

Media – 1.3%
DISH Network Corp., Class A (a)	34,254	659,732
Viacom, Inc., Class B (a)	14,226	398,897

Media Total		1,058,629

Multiline Retail – 2.1%
J.C. Penney Co., Inc.	28,906	975,577
Nordstrom, Inc.	22,927	700,191

Multiline Retail Total		1,675,768

Specialty Retail – 4.7%
Advance Auto Parts, Inc.	18,138	712,461
Aeropostale, Inc. (a)	13,140	571,196
American Eagle Outfitters, Inc.	41,098	692,912
Best Buy Co., Inc.	10,853	407,204
TJX Companies, Inc.	20,288	753,699
Urban Outfitters, Inc. (a)	19,793	597,155

Specialty Retail Total		3,734,627

Textiles, Apparel & Luxury Goods – 1.6%
Hanesbrands, Inc. (a)	22,998	492,157
Polo Ralph Lauren Corp.	9,729	745,436

Textiles, Apparel & Luxury Goods Total		1,237,593

Consumer Discretionary Total		13,200,074

Consumer Staples – 6.6%
Beverages – 0.9%
Molson Coors Brewing Co., Class B	13,752	669,447

Beverages Total		669,447

	Shares	Value ($)
Food & Staples Retailing – 0.9%
BJ’s Wholesale Club, Inc. (a)	20,387	738,417

Food & Staples Retailing Total		738,417

Food Products – 1.4%
Dean Foods Co. (a)	30,689	545,958
Hershey Co.	14,591	567,006

Food Products Total		1,112,964

Household Products – 0.9%
Clorox Co.	12,154	714,898

Household Products Total		714,898

Personal Products – 2.5%
Avon Products, Inc.	33,458	1,136,234
Estee Lauder Companies, Inc., Class A	12,828	475,662
Mead Johnson Nutrition Co., Class A	9,104	410,682

Personal Products Total		2,022,578

Consumer Staples Total		5,258,304

Energy – 7.5%
Energy Equipment & Services – 3.5%
Cameron International Corp. (a)	21,082	797,321
Nabors Industries Ltd. (a)	44,389	927,730
Pride International, Inc. (a)	21,823	664,292
Smith International, Inc.	14,598	418,963

Energy Equipment & Services Total		2,808,306

Oil, Gas & Consumable Fuels – 4.0%
Alpha Natural Resources, Inc. (a)	18,861	662,021
Cabot Oil & Gas Corp.	19,840	709,280
Continental Resources, Inc. (a)	15,210	595,776
Hess Corp.	9,834	525,725
Range Resources Corp.	14,166	699,234

Oil, Gas & Consumable Fuels Total		3,192,036

Energy Total		6,000,342

Financials – 19.0%
Capital Markets – 4.5%
Ameriprise Financial, Inc.	26,083	947,595
Greenhill & Co., Inc.	5,324	476,924
Janus Capital Group, Inc.	34,249	485,651
Morgan Stanley	13,066	403,478
Northern Trust Corp.	9,859	573,400
T. Rowe Price Group, Inc.	15,000	685,500

Capital Markets Total		3,572,548

Commercial Banks – 3.3%
BB&T Corp.	23,387	637,062
Fifth Third Bancorp.	84,738	858,396

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
First Horizon National Corp. (a)	46,120	610,166
TCF Financial Corp.	40,601	529,437

Commercial Banks Total		2,635,061

Consumer Finance – 1.2%
Discover Financial Services	58,280	945,884

Consumer Finance Total		945,884

Insurance – 6.0%
ACE Ltd. (a)	13,626	728,446
Axis Capital Holdings Ltd.	21,423	646,546
Principal Financial Group, Inc.	37,990	1,040,546
Prudential Financial, Inc.	18,356	916,148
Reinsurance Group of America, Inc.	18,304	816,359
XL Capital Ltd., Class A	36,296	633,728

Insurance Total		4,781,773

Real Estate Investment Trusts (REITs) – 4.0%
Alexandria Real Estate Equities, Inc.	9,752	530,021
Entertainment Properties Trust	12,746	435,148
Equity Lifestyle Properties, Inc.	9,629	412,025
Mack-Cali Realty Corp.	13,803	446,251
Mid-America Apartment Communities, Inc.	9,992	450,939
National Retail Properties, Inc.	21,314	457,612
Nationwide Health Properties, Inc.	15,193	470,831

Real Estate Investment Trusts (REITs) Total		3,202,827

Financials Total		15,138,093

Health Care – 8.7%
Biotechnology – 0.7%
Vertex Pharmaceuticals, Inc. (a)	14,618	554,022

Biotechnology Total		554,022

Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp. (a)	54,279	574,814
Cooper Companies, Inc.	16,079	478,029
IDEXX Laboratories, Inc. (a)	10,751	537,550

Health Care Equipment & Supplies Total		1,590,393

Health Care Providers & Services – 3.7%
AmerisourceBergen Corp.	35,159	786,858
CIGNA Corp.	29,355	824,582
Community Health Systems, Inc. (a)	10,243	327,059
Express Scripts, Inc. (a)	5,073	393,563
Laboratory Corp. of America Holdings (a)	9,564	628,355

Health Care Providers & Services Total		2,960,417

	Shares	Value ($)
Life Sciences Tools & Services – 1.0%
Life Technologies Corp. (a)	16,752	779,806

Life Sciences Tools & Services Total		779,806

Pharmaceuticals – 1.3%
Forest Laboratories, Inc. (a)	21,441	631,223
Mylan, Inc. (a)	25,964	415,684

Pharmaceuticals Total		1,046,907

Health Care Total		6,931,545

Industrials – 12.4%
Aerospace & Defense – 1.7%
Goodrich Corp.	9,811	533,130
Precision Castparts Corp.	8,013	816,284

Aerospace & Defense Total		1,349,414

Construction & Engineering – 1.7%
Jacobs Engineering Group, Inc. (a)	17,070	784,366
KBR, Inc.	25,323	589,773

Construction & Engineering Total		1,374,139

Electrical Equipment – 0.9%
Cooper Industries PLC, Class A	17,971	675,170

Electrical Equipment Total		675,170

Industrial Conglomerates – 0.9%
Tyco International Ltd.	21,258	732,976

Industrial Conglomerates Total		732,976

Machinery – 4.9%
Dover Corp.	23,200	899,232
Flowserve Corp.	6,887	678,645
Joy Global, Inc.	9,787	478,976
Navistar International Corp. (a)	15,917	595,614
Parker Hannifin Corp.	16,807	871,275
Timken Co.	17,522	410,540

Machinery Total		3,934,282

Professional Services – 0.9%
Dun & Bradstreet Corp.	9,669	728,269

Professional Services Total		728,269

Road & Rail – 1.4%
Con-way, Inc.	13,397	513,373
Ryder System, Inc.	14,143	552,426

Road & Rail Total		1,065,799

Industrials Total		9,860,049

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 14.7%
Communications Equipment – 1.5%
Brocade Communications Systems, Inc. (a)	54,423	427,765
CommScope, Inc. (a)	26,464	792,067

Communications Equipment Total		1,219,832

Computers & Peripherals – 1.9%
NCR Corp. (a)	58,772	812,229
Teradata Corp. (a)	24,376	670,828

Computers & Peripherals Total		1,483,057

Electronic Equipment, Instruments & Components – 1.3%
Avnet, Inc. (a)	19,232	499,455
Corning, Inc.	35,175	538,529

Electronic Equipment, Instruments & Components Total		1,037,984

IT Services – 3.1%
Accenture PLC, Class A	18,876	703,509
Affiliated Computer Services, Inc., Class A (a)	11,389	616,942
Cognizant Technology Solutions Corp., Class A (a)	17,494	676,318
Fiserv, Inc. (a)	9,816	473,131

IT Services Total		2,469,900

Semiconductors & Semiconductor Equipment – 6.1%
Altera Corp.	33,075	678,368
Amkor Technology, Inc. (a)	62,842	432,353
Analog Devices, Inc.	25,625	706,737
Atmel Corp. (a)	149,162	624,989
KLA-Tencor Corp.	24,217	868,422
Marvell Technology Group Ltd. (a)	45,125	730,574
Novellus Systems, Inc. (a)	39,733	833,598

Semiconductors & Semiconductor Equipment Total		4,875,041

Software – 0.8%
Autodesk, Inc. (a)	27,348	650,883

Software Total		650,883

Information Technology Total		11,736,697

Materials – 5.7%
Chemicals – 1.9%
Celanese Corp., Series A	28,116	702,900
PPG Industries, Inc.	14,434	840,203

Chemicals Total		1,543,103

Containers & Packaging – 2.2%
Crown Holdings, Inc. (a)	21,386	581,700
Owens-Illinois, Inc. (a)	15,970	589,293

	Shares	Value ($)
Packaging Corp. of America	26,928	549,331

Containers & Packaging Total		1,720,324

Metals & Mining – 1.6%
Cliffs Natural Resources, Inc.	11,788	381,460
Steel Dynamics, Inc.	33,419	512,647
United States Steel Corp.	8,608	381,937

Metals & Mining Total		1,276,044

Materials Total		4,539,471

Telecommunication Services – 1.4%
Wireless Telecommunication Services – 1.4%
Millicom International Cellular SA (a)	6,307	458,771
NII Holdings, Inc. (a)	22,203	665,646

Wireless Telecommunication Services Total		1,124,417

Telecommunication Services Total		1,124,417

Utilities – 7.3%
Electric Utilities – 1.1%
FPL Group, Inc.	14,975	827,069

Electric Utilities Total		827,069

Gas Utilities – 1.4%
Questar Corp.	17,856	670,672
UGI Corp.	18,621	466,642

Gas Utilities Total		1,137,314

Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	44,251	655,800

Independent Power Producers & Energy Traders Total		655,800

Multi-Utilities – 4.0%
NSTAR	18,036	573,905
PG&E Corp.	21,700	878,633
Sempra Energy	20,468	1,019,511
Xcel Energy, Inc.	38,599	742,645

Multi-Utilities Total		3,214,694

Utilities Total		5,834,877

Total Common Stocks (cost of $63,117,435)		79,623,869

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund

September 30, 2009 (Unaudited)

Short-Term Obligation – 0.3%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/29/11, market value $248,063 (repurchase proceeds $241,000)	241,000	241,000

Total Short-Term Obligation (cost of $241,000)		241,000

Total Investments – 100.2% (cost of $63,358,435) (b)		79,864,869

Other Assets & Liabilities, Net – (0.2)%		(173,460)

Net Assets – 100.0%		79,691,409

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $63,358,435.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$13,200,074	$—	$—	$13,200,074
Consumer Staples	5,258,304	—	—	5,258,304
Energy	6,000,342	—	—	6,000,342
Financials	15,138,093	—	—	15,138,093
Health Care	6,931,545	—	—	6,931,545
Industrials	9,860,049	—	—	9,860,049
Information Technology	11,736,697	—	—	11,736,697
Materials	4,539,471	—	—	4,539,471
Telecommunication Services	1,124,417	—	—	1,124,417
Utilities	5,834,877	—	—	5,834,877

Total Common Stocks	79,623,869	—	—	79,623,869

Total Short-Term Obligation	—	241,000	—	241,000

Total Investments	$79,623,869	$241,000	$—	$79,864,869

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	19.0
Consumer Discretionary	16.6
Information Technology	14.7
Industrials	12.4
Health Care	8.7
Energy	7.5
Utilities	7.3
Consumer Staples	6.6
Materials	5.7
Telecommunication Services	1.4

99.9
Short-Term Obligation	0.3
Other Assets & Liabilities, Net	(0.2)

100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Select Large Cap Growth Fund

September 30, 2009 (Unaudited)

Common Stocks – 98.3%

	Shares	Value ($)
Consumer Discretionary – 19.2%
Diversified Consumer Services – 4.1%
Apollo Group, Inc., Class A (a)	868,930	64,014,073

Diversified Consumer Services Total		64,014,073

Hotels, Restaurants & Leisure – 2.3%
Carnival Corp.	1,059,941	35,274,837

Hotels, Restaurants & Leisure Total		35,274,837

Internet & Catalog Retail – 5.6%
Amazon.com, Inc. (a)	556,925	51,994,518
Priceline.com, Inc. (a)	209,255	34,698,664

Internet & Catalog Retail Total		86,693,182

Specialty Retail – 7.2%
GameStop Corp., Class A (a)	2,147,620	56,847,501
Staples, Inc.	2,340,690	54,350,822

Specialty Retail Total		111,198,323

Consumer Discretionary Total		297,180,415

Consumer Staples – 4.2%
Food & Staples Retailing – 4.2%
Costco Wholesale Corp.	1,150,062	64,932,501

Food & Staples Retailing Total		64,932,501

Consumer Staples Total		64,932,501

Energy – 3.6%
Energy Equipment & Services – 3.6%
FMC Technologies, Inc. (a)	1,072,849	56,045,632

Energy Equipment & Services Total		56,045,632

Energy Total		56,045,632

Financials – 7.3%
Capital Markets – 3.8%
T. Rowe Price Group, Inc.	1,278,073	58,407,936

Capital Markets Total		58,407,936

Diversified Financial Services – 3.5%
CME Group, Inc.	178,663	55,062,150

Diversified Financial Services Total		55,062,150

Financials Total		113,470,086

Health Care – 29.5%
Biotechnology – 7.9%
Celgene Corp. (a)	1,035,239	57,869,860
Gilead Sciences, Inc. (a)	1,366,242	63,639,552

Biotechnology Total		121,509,412

	Shares	Value ($)
Health Care Equipment & Supplies – 6.8%
Alcon, Inc.	352,320	48,856,214
St. Jude Medical, Inc. (a)	1,464,970	57,148,480

Health Care Equipment & Supplies Total		106,004,694

Health Care Providers & Services – 3.1%
Medco Health Solutions, Inc. (a)	857,830	47,446,577

Health Care Providers & Services Total		47,446,577

Life Sciences Tools & Services – 8.2%
Covance, Inc. (a)	610,977	33,084,405
Illumina, Inc. (a)	1,187,220	50,456,850
QIAGEN N.V. (a)	2,035,651	43,318,653

Life Sciences Tools & Services Total		126,859,908

Pharmaceuticals – 3.5%
Allergan, Inc.	967,672	54,925,063

Pharmaceuticals Total		54,925,063

Health Care Total		456,745,654

Industrials – 5.8%
Air Freight & Logistics – 2.9%
Expeditors International of Washington, Inc.	1,261,282	44,334,062

Air Freight & Logistics Total		44,334,062

Electrical Equipment – 2.9%
First Solar, Inc. (a)	295,316	45,142,004

Electrical Equipment Total		45,142,004

Industrials Total		89,476,066

Information Technology – 22.4%
Communications Equipment – 7.6%
QUALCOMM, Inc.	1,343,414	60,426,762
Research In Motion Ltd. (a)	841,145	56,819,345

Communications Equipment Total		117,246,107

Computers & Peripherals – 4.3%
Apple, Inc. (a)	360,190	66,768,420

Computers & Peripherals Total		66,768,420

Internet Software & Services – 6.9%
Akamai Technologies, Inc. (a)	2,412,400	47,476,032
Google, Inc., Class A (a)	118,539	58,777,563

Internet Software & Services Total		106,253,595

IT Services – 3.6%
MasterCard, Inc., Class A	274,534	55,497,048

IT Services Total		55,497,048

Information Technology Total		345,765,170

See Accompanying Notes to Financial Statements.

Columbia Select Large Cap Growth Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials – 3.1%
Chemicals – 3.1%
Mosaic Co.	986,890	47,439,802

Chemicals Total		47,439,802

Materials Total		47,439,802

Telecommunication Services – 3.2%
Wireless Telecommunication Services – 3.2%
America Movil SAB de CV, Series L, ADR	1,120,331	49,104,108

Wireless Telecommunication Services Total		49,104,108

Telecommunication Services Total		49,104,108

Total Common Stocks (cost of $1,335,614,822)		1,520,159,434

Short-Term Obligation – 2.2%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/01/12, market value $34,643,797 (repurchase proceeds $33,962,009)	33,962,000	33,962,000

Total Short-Term Obligation (cost of $33,962,000)		33,962,000

Total Investments – 100.5% (cost of $1,369,576,822) (b)		1,554,121,434

Other Assets & Liabilities, Net – (0.5)%		(7,677,072)

Net Assets – 100.0%		1,546,444,362
Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,369,576,822.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$297,180,415	$—	$—	$297,180,415
Consumer Staples	64,932,501	—	—	64,932,501
Energy	56,045,632	—	—	56,045,632
Financials	113,470,086	—	—	113,470,086
Health Care	456,745,654	—	—	456,745,654
Industrials	89,476,066	—	—	89,476,066
Information Technology	345,765,170	—	—	345,765,170
Materials	47,439,802	—	—	47,439,802
Telecommunication Services	49,104,108	—	—	49,104,108

Total Common Stocks	1,520,159,434	—	—	1,520,159,434

Total Short-Term Obligation	—	33,962,000	—	33,962,000

Total Investments	$1,520,159,434	$33,962,000	$—	$1,554,121,434

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Health Care	29.5
Information Technology	22.4
Consumer Discretionary	19.2
Financials	7.3
Industrials	5.8
Consumer Staples	4.2
Energy	3.6
Telecommunication Services	3.2
Materials	3.1

98.3
Short-Term Obligation	2.2
Other Assets & Liabilities, Net	(0.5)

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Select Opportunities Fund

September 30, 2009 (Unaudited)

Common Stocks – 98.4%

	Shares	Value ($)
Consumer Discretionary – 10.2%
Auto Components – 0.5%
Nokian Renkaat Oyj	27,837	649,786

Auto Components Total		649,786

Distributors – 0.4%
LKQ Corp. (a)	32,659	605,498

Distributors Total		605,498

Hotels, Restaurants & Leisure – 1.7%
Bally Technologies, Inc. (a)	21,514	825,492
Brinker International, Inc.	39,776	625,677
Burger King Holdings, Inc.	24,605	432,802
WMS Industries, Inc. (a)	10,825	482,362

Hotels, Restaurants & Leisure Total		2,366,333

Leisure Equipment & Products – 0.1%
Polaris Industries, Inc.	3,176	129,517

Leisure Equipment & Products Total		129,517

Media – 1.4%
DIRECTV Group, Inc. (a)	27,219	750,700
John Wiley & Sons, Inc., Class A	15,442	537,073
Time Warner Cable, Inc.	15,255	657,338

Media Total		1,945,111

Multiline Retail – 1.9%
Big Lots, Inc. (a)	30,289	757,831
J.C. Penney Co., Inc.	15,971	539,021
Target Corp.	27,867	1,300,831

Multiline Retail Total		2,597,683

Specialty Retail – 2.9%
Belle International Holdings Ltd.	340,000	345,054
Best Buy Co., Inc.	18,202	682,939
Collective Brands, Inc. (a)	49,200	852,636
Jo-Ann Stores, Inc. (a)	32,712	877,663
Lowe’s Companies, Inc.	34,702	726,660
Urban Outfitters, Inc. (a)	18,094	545,896

Specialty Retail Total		4,030,848

Textiles, Apparel & Luxury Goods – 1.3%
Hanesbrands, Inc. (a)	31,207	667,830
NIKE, Inc., Class B	17,643	1,141,502

Textiles, Apparel & Luxury Goods Total		1,809,332

Consumer Discretionary Total		14,134,108

Consumer Staples – 8.6%
Beverages – 2.5%
Carlsberg A/S, Class B	13,590	989,363

	Shares	Value ($)
Molson Coors Brewing Co., Class B	13,230	644,037
PepsiCo, Inc.	30,993	1,818,049

Beverages Total		3,451,449

Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc. (a)	13,906	503,675
Safeway, Inc.	40,653	801,677
Walgreen Co.	24,613	922,249

Food & Staples Retailing Total		2,227,601

Food Products – 0.9%
Archer-Daniels-Midland Co.	27,739	810,534
Sanderson Farms, Inc.	11,855	446,222

Food Products Total		1,256,756

Household Products – 0.6%
Hypermarcas SA (a)	39,900	781,289

Household Products Total		781,289

Personal Products – 1.8%
Avon Products, Inc.	29,717	1,009,189
Herbalife Ltd.	19,334	632,995
Mead Johnson Nutrition Co., Class A	17,460	787,621

Personal Products Total		2,429,805

Tobacco – 1.2%
Philip Morris International, Inc.	34,785	1,695,421

Tobacco Total		1,695,421

Consumer Staples Total		11,842,321

Energy – 13.8%
Energy Equipment & Services – 5.6%
BJ Services Co.	50,378	978,845
Cameron International Corp. (a)	26,546	1,003,970
CARBO Ceramics, Inc.	19,602	1,010,483
National Oilwell Varco, Inc. (a)	23,360	1,007,517
Noble Corp.	15,179	576,195
Pioneer Drilling Co. (a)	56,170	412,288
Schlumberger Ltd.	12,510	745,596
Tenaris SA, ADR	21,891	779,757
Transocean Ltd. (a)	6,450	551,668
Wellstream Holdings PLC	68,067	663,256

Energy Equipment & Services Total		7,729,575

Oil, Gas & Consumable Fuels – 8.2%
Apache Corp.	10,383	953,471
Cimarex Energy Co.	23,196	1,004,851
Comstock Resources, Inc. (a)	11,914	477,513
Continental Resources, Inc. (a)	12,995	509,014
Devon Energy Corp.	13,121	883,437
EOG Resources, Inc.	11,789	984,499

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy (continued)
Exxon Mobil Corp.	34,729	2,382,757
Hess Corp.	11,947	638,687
Occidental Petroleum Corp.	18,061	1,415,982
Peabody Energy Corp.	12,651	470,870
Petroleo Brasileiro SA, ADR	19,185	880,592
StatoilHydro ASA, ADR	33,349	751,686

Oil, Gas & Consumable Fuels Total		11,353,359

Energy Total		19,082,934

Financials – 16.1%
Capital Markets – 5.6%
Ameriprise Financial, Inc.	34,645	1,258,653
Charles Schwab Corp.	56,779	1,087,318
Goldman Sachs Group, Inc.	8,967	1,653,067
Invesco Ltd.	35,416	806,068
Morgan Stanley	28,797	889,251
Raymond James Financial, Inc.	39,938	929,757
TD Ameritrade Holding Corp. (a)	33,676	660,723
Waddell & Reed Financial, Inc., Class A	18,587	528,800

Capital Markets Total		7,813,637

Commercial Banks – 3.7%
Fifth Third Bancorp.	110,346	1,117,805
Glacier Bancorp, Inc.	24,396	364,476
TCF Financial Corp.	59,930	781,487
Wells Fargo & Co.	100,507	2,832,288

Commercial Banks Total		5,096,056

Consumer Finance – 0.8%
American Express Co.	31,595	1,071,070

Consumer Finance Total		1,071,070

Diversified Financial Services – 3.0%
Hong Kong Exchanges & Clearing Ltd.	34,400	617,890
JPMorgan Chase & Co.	73,466	3,219,280
Portfolio Recovery Associates, Inc. (a)	6,650	301,444

Diversified Financial Services Total		4,138,614

Insurance – 2.3%
ACE Ltd. (a)	8,991	480,659
Aon Corp.	14,954	608,478
Axis Capital Holdings Ltd.	13,476	406,706
Principal Financial Group, Inc.	23,273	637,447
Prudential Financial, Inc.	21,502	1,073,165

Insurance Total		3,206,455

	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 0.7%
Digital Realty Trust, Inc.	10,764	492,022
Redwood Trust, Inc.	29,951	464,241

Real Estate Investment Trusts (REITs) Total		956,263

Financials Total		22,282,095

Health Care – 10.1%
Biotechnology – 1.1%
Celgene Corp. (a)	10,539	589,130
Gilead Sciences, Inc. (a)	18,464	860,053

Biotechnology Total		1,449,183

Health Care Equipment & Supplies – 2.3%
Baxter International, Inc.	20,031	1,141,967
Covidien PLC	13,289	574,882
Hospira, Inc. (a)	11,703	521,954
NuVasive, Inc. (a)	11,697	488,467
Smith & Nephew PLC, ADR	10,056	453,626

Health Care Equipment & Supplies Total		3,180,896

Health Care Providers & Services – 1.6%
Express Scripts, Inc. (a)	10,614	823,434
Mednax, Inc. (a)	8,797	483,131
UnitedHealth Group, Inc.	35,416	886,817

Health Care Providers & Services Total		2,193,382

Health Care Technology – 0.2%
MedAssets, Inc. (a)	13,587	306,658

Health Care Technology Total		306,658

Life Sciences Tools & Services – 1.1%
Illumina, Inc. (a)	11,798	501,415
Life Technologies Corp. (a)	15,035	699,879
QIAGEN N.V. (a)	17,266	367,421

Life Sciences Tools & Services Total		1,568,715

Pharmaceuticals – 3.8%
Abbott Laboratories	26,046	1,288,496
Allergan, Inc.	13,553	769,268
AstraZeneca PLC, ADR	12,948	582,013
Novo Nordisk A/S, ADR	10,556	664,500
Sanofi-Aventis SA, ADR	36,328	1,342,320
Teva Pharmaceutical Industries Ltd., ADR	12,026	608,034

Pharmaceuticals Total		5,254,631

Health Care Total		13,953,465

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 11.0%
Aerospace & Defense – 0.7%
United Technologies Corp.	16,487	1,004,553

Aerospace & Defense Total		1,004,553

Air Freight & Logistics – 0.8%
Expeditors International of Washington, Inc.	16,803	590,626
UTI Worldwide, Inc.	39,213	567,804

Air Freight & Logistics Total		1,158,430

Construction & Engineering – 0.9%
EMCOR Group, Inc. (a)	24,619	623,353
Insituform Technologies, Inc., Class A (a)	28,392	543,423

Construction & Engineering Total		1,166,776

Electrical Equipment – 0.3%
GrafTech International Ltd. (a)	30,546	449,026

Electrical Equipment Total		449,026

Industrial Conglomerates – 2.4%
Barloworld Ltd.	61,503	402,283
General Electric Co.	65,371	1,073,392
Siemens AG, ADR	12,707	1,181,243
Tyco International Ltd.	18,157	626,053

Industrial Conglomerates Total		3,282,971

Machinery – 2.8%
Caterpillar, Inc.	17,872	917,370
Dover Corp.	15,158	587,524
Joy Global, Inc.	16,567	810,789
Kubota Corp.	69,000	571,467
Navistar International Corp. (a)	7,955	297,676
Parker Hannifin Corp.	13,942	722,754

Machinery Total		3,907,580

Marine – 1.4%
A.P. Moller – Maersk A/S, Class B	150	1,038,117
Diana Shipping, Inc.	32,095	417,235
Genco Shipping & Trading Ltd.	24,841	516,196

Marine Total		1,971,548

Professional Services – 0.8%
Huron Consulting Group, Inc. (a)	8,988	232,160
Monster Worldwide, Inc. (a)	27,704	484,266
TrueBlue, Inc. (a)	22,829	321,204

Professional Services Total		1,037,630

Road & Rail – 0.9%
Landstar System, Inc.	13,875	528,082
Union Pacific Corp.	12,427	725,115

Road & Rail Total		1,253,197

Industrials Total		15,231,711

	Shares	Value ($)
Information Technology – 18.2%
Communications Equipment – 1.7%
Adtran, Inc.	26,357	647,064
Brocade Communications Systems, Inc. (a)	67,753	532,539
CommScope, Inc. (a)	23,630	707,246
Nokia Oyj, ADR	28,400	415,208

Communications Equipment Total		2,302,057

Computers & Peripherals – 5.3%
Apple, Inc. (a)	13,589	2,518,993
Hewlett-Packard Co.	52,899	2,497,362
International Business Machines Corp.	19,750	2,362,297

Computers & Peripherals Total		7,378,652

Electronic Equipment, Instruments & Components – 1.4%
Agilent Technologies, Inc. (a)	28,672	797,942
Brightpoint, Inc. (a)	45,191	395,421
Tyco Electronics Ltd.	31,658	705,340

Electronic Equipment, Instruments & Components Total		1,898,703

Internet Software & Services – 2.7%
DealerTrack Holdings, Inc. (a)	18,086	342,006
Equinix, Inc. (a)	5,439	500,388
Google, Inc., Class A (a)	3,589	1,779,606
Yahoo!, Inc. (a)	61,906	1,102,546

Internet Software & Services Total		3,724,546

IT Services – 2.0%
Fiserv, Inc. (a)	9,186	442,765
Hewitt Associates, Inc., Class A (a)	16,524	601,969
MasterCard, Inc., Class A	2,456	496,481
Redecard SA	45,200	695,247
Western Union Co.	31,293	592,064

IT Services Total		2,828,526

Semiconductors & Semiconductor Equipment – 2.2%
Amkor Technology, Inc. (a)	44,409	305,534
Atmel Corp. (a)	104,887	439,476
Intel Corp.	61,194	1,197,566
Micron Technology, Inc. (a)	96,264	789,365
Texas Instruments, Inc.	16,223	384,323

Semiconductors & Semiconductor Equipment Total		3,116,264

Software – 2.9%
Microsoft Corp.	132,574	3,432,341
Oracle Corp.	26,007	541,986

Software Total		3,974,327

Information Technology Total		25,223,075

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials – 6.2%
Chemicals – 1.1%
Albemarle Corp.	12,163	420,840
Monsanto Co.	7,433	575,314
Potash Corp. of Saskatchewan, Inc.	5,945	537,071

Chemicals Total		1,533,225

Construction Materials – 0.4%
Cemex SAB de CV, ADR (a)	48,016	620,367

Construction Materials Total		620,367

Containers & Packaging – 0.4%
Owens-Illinois, Inc. (a)	14,003	516,711

Containers & Packaging Total		516,711

Metals & Mining – 4.3%
Allegheny Technologies, Inc.	11,716	409,943
ArcelorMittal, NY Registered Shares	15,474	574,704
Cliffs Natural Resources, Inc.	15,060	487,341
Freeport-McMoRan Copper & Gold, Inc. (a)	21,111	1,448,426
Kaiser Aluminum Corp.	17,390	632,300
Nucor Corp.	15,067	708,300
Thompson Creek Metals Co., Inc. (a)	71,357	861,279
Vale SA, ADR	33,453	773,768

Metals & Mining Total		5,896,061

Materials Total		8,566,364

Telecommunication Services – 1.3%
Wireless Telecommunication Services – 1.3%
American Tower Corp., Class A (a)	16,893	614,905
Millicom International Cellular SA (a)	7,509	546,205
Mobile TeleSystems OJSC, ADR	11,789	569,055

Wireless Telecommunication Services Total		1,730,165

Telecommunication Services Total		1,730,165

Utilities – 2.9%
Electric Utilities – 1.1%
Entergy Corp.	10,004	798,920
Exelon Corp.	13,449	667,339

Electric Utilities Total		1,466,259

Gas Utilities – 0.4%
PT Perusahaan Gas Negara Tbk	1,679,500	634,177

Gas Utilities Total		634,177

	Shares	Value ($)
Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	75,348	1,116,658

Independent Power Producers & Energy Traders Total		1,116,658

Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	24,894	782,667

Multi-Utilities Total		782,667

Utilities Total		3,999,761

Total Common Stocks (cost of $103,234,492)		136,045,999

Short-Term Obligation – 1.8%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 03/15/12, market value $2,600,863 (repurchase proceeds $2,548,001)	2,548,000	2,548,000

Total Short-Term Obligation (cost of $2,548,000)		2,548,000

Total Investments – 100.2% (cost of $105,782,492) (b)		138,593,999

Other Assets & Liabilities, Net – (0.2)%		(280,839)

Net Assets – 100.0%		138,313,160

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $105,782,492.

See Accompanying Notes to Financial Statements.

Columbia Select Opportunities Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$13,139,268	$994,840	$—	$14,134,108
Consumer Staples	10,852,958	989,363	—	11,842,321
Energy	18,419,678	663,256	—	19,082,934
Financials	21,664,205	617,890	—	22,282,095
Health Care	13,953,465	—	—	13,953,465
Industrials	13,219,844	2,011,867	—	15,231,711
Information Technology	25,223,075	—	—	25,223,075
Materials	8,566,364	—	—	8,566,364
Telecommunication Services	1,730,165	—	—	1,730,165
Utilities	3,365,584	634,177	—	3,999,761

Total Common Stocks	130,134,606	5,911,393	—	136,045,999

Total Short-Term Obligation	—	2,548,000	—	2,548,000

Total Investments	$130,134,606	$8,459,393	$—	$138,593,999

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.2
Financials	16.1
Energy	13.8
Industrials	11.0
Consumer Discretionary	10.2
Health Care	10.1
Consumer Staples	8.6
Materials	6.2
Utilities	2.9
Telecommunication Services	1.3

98.4
Short-Term Obligation	1.8
Other Assets & Liabilities, Net	(0.2)

100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Select Small Cap Fund

September 30, 2009 (Unaudited)

Common Stocks – 99.6%

	Shares	Value ($)
Consumer Discretionary – 16.3%
Automobiles – 2.9%
Thor Industries, Inc.	520,000	16,094,000

Automobiles Total		16,094,000

Diversified Consumer Services – 2.3%
Sotheby’s	720,000	12,405,600

Diversified Consumer Services Total		12,405,600

Hotels, Restaurants & Leisure – 2.1%
P.F. Chang’s China Bistro, Inc. (a)	340,000	11,549,800

Hotels, Restaurants & Leisure Total		11,549,800

Household Durables – 4.2%
Meritage Home Corp. (a)	560,000	11,368,000
Ryland Group, Inc.	560,000	11,799,200

Household Durables Total		23,167,200

Specialty Retail – 4.8%
Hibbett Sports, Inc. (a)	440,000	8,021,200
Williams-Sonoma, Inc.	900,000	18,207,000

Specialty Retail Total		26,228,200

Consumer Discretionary Total		89,444,800

Consumer Staples – 1.3%
Food & Staples Retailing – 1.3%
Whole Foods Market, Inc. (a)	240,000	7,317,600

Food & Staples Retailing Total		7,317,600

Consumer Staples Total		7,317,600

Energy – 7.6%
Energy Equipment & Services – 5.6%
Helix Energy Solutions Group, Inc. (a)	740,000	11,085,200
Helmerich & Payne, Inc.	440,000	17,393,200
Tetra Technologies, Inc. (a)	200,000	1,938,000

Energy Equipment & Services Total		30,416,400

Oil, Gas & Consumable Fuels – 2.0%
Overseas Shipholding Group, Inc.	300,000	11,211,000

Oil, Gas & Consumable Fuels Total		11,211,000

Energy Total		41,627,400

Financials – 19.7%
Capital Markets – 13.0%
Cowen Group, Inc. (a)	240,000	1,708,800
GFI Group, Inc.	1,200,000	8,676,000
Greenhill & Co., Inc.	200,000	17,916,000
KBW, Inc. (a)	580,000	18,687,600

	Shares	Value ($)
Knight Capital Group, Inc., Class A (a)	340,000	7,395,000
Legg Mason, Inc.	540,000	16,756,200

Capital Markets Total		71,139,600

Commercial Banks – 4.3%
Wintrust Financial Corp.	360,000	10,065,600
Zions Bancorporation	760,000	13,657,200

Commercial Banks Total		23,722,800

Real Estate Management & Development – 2.4%
St. Joe Co. (a)	440,000	12,812,800

Real Estate Management & Development Total		12,812,800

Financials Total		107,675,200

Health Care – 2.5%
Health Care Equipment & Supplies – 1.4%
Cooper Companies, Inc.	260,000	7,729,800

Health Care Equipment & Supplies Total		7,729,800

Health Care Providers & Services – 1.1%
Molina Healthcare, Inc. (a)	280,000	5,793,200

Health Care Providers & Services Total		5,793,200

Health Care Total		13,523,000

Industrials – 19.4%
Aerospace & Defense – 1.9%
Innovative Solutions & Support, Inc. (a)(b)	340,000	1,703,400
Triumph Group, Inc.	180,000	8,638,200

Aerospace & Defense Total		10,341,600

Building Products – 4.0%
Quanex Building Products Corp.	580,000	8,328,800
Simpson Manufacturing Co., Inc.	540,000	13,640,400

Building Products Total		21,969,200

Construction & Engineering – 2.2%
Shaw Group, Inc. (a)	380,000	12,194,200

Construction & Engineering Total		12,194,200

Electrical Equipment – 1.5%
Regal-Beloit Corp.	180,000	8,227,800

Electrical Equipment Total		8,227,800

Machinery – 4.6%
Bucyrus International, Inc.	400,000	14,248,000
Kaydon Corp.	340,000	11,022,800

Machinery Total		25,270,800

See Accompanying Notes to Financial Statements.

Columbia Select Small Cap Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Marine – 0.9%
Diana Shipping, Inc.	380,000	4,940,000

Marine Total		4,940,000

Professional Services – 1.6%
FTI Consulting, Inc. (a)	200,000	8,522,000

Professional Services Total		8,522,000

Road & Rail – 2.7%
Kansas City Southern (a)	560,000	14,834,400

Road & Rail Total		14,834,400

Industrials Total		106,300,000

Information Technology – 27.1%
Communications Equipment – 8.4%
CommScope, Inc. (a)	380,000	11,373,400
F5 Networks, Inc. (a)	440,000	17,437,200
InterDigital, Inc. (a)	280,000	6,484,800
Plantronics, Inc.	400,000	10,724,000

Communications Equipment Total		46,019,400

Electronic Equipment, Instruments & Components – 2.0%
FLIR Systems, Inc. (a)	240,000	6,712,800
Rogers Corp. (a)	140,000	4,195,800

Electronic Equipment, Instruments & Components Total		10,908,600

IT Services – 4.6%
Forrester Research, Inc. (a)	500,000	13,320,000
Hewitt Associates, Inc., Class A (a)	320,000	11,657,600

IT Services Total		24,977,600

Semiconductors & Semiconductor Equipment – 8.5%
Cabot Microelectronics Corp. (a)	300,000	10,458,000
Power Integrations, Inc.	600,000	19,998,000
Varian Semiconductor Equipment Associates, Inc. (a)	500,000	16,420,000

Semiconductors & Semiconductor Equipment Total		46,876,000

Software – 3.6%
Fair Isaac Corp.	260,000	5,587,400
Manhattan Associates, Inc. (a)	700,000	14,140,000

Software Total		19,727,400

Information Technology Total		148,509,000

Materials – 5.4%
Chemicals – 2.1%
OM Group, Inc. (a)	380,000	11,548,200

Chemicals Total		11,548,200

	Shares	Value ($)
Metals & Mining – 3.3%
Brush Engineered Materials, Inc. (a)	400,000	9,784,000
Walter Energy, Inc.	140,000	8,408,400

Metals & Mining Total		18,192,400

Materials Total		29,740,600

Telecommunication Services – 0.3%
Diversified Telecommunication Services – 0.3%
Iridium Communications, Inc. (a)	140,000	1,577,800

Diversified Telecommunication Services Total		1,577,800

Telecommunication Services Total		1,577,800

Total Common Stocks (cost of $435,190,282)		545,715,400

Short-Term Obligation – 0.8%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 09/24/12, market value $4,170,000 (repurchase proceeds $4,088,001)	4,088,000	4,088,000

Total Short-Term Obligation (cost of $4,088,000)		4,088,000

Total Investments – 100.4% (cost of $439,278,282) (c)		549,803,400

Other Assets & Liabilities, Net – (0.4)%		(2,148,753)

Net Assets – 100.0%		547,654,647

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the six months ended September 30, 2009, are as follows:

Security name: Innovative Solutions & Support, Inc.
Shares as of 03/31/09:	1,000,000
Shares purchased:	—
Shares sold:	(660,000)
Shares as of 09/30/09:	340,000
Dividend income earned:	$—
Value at end of period:	$—

(c)	Cost for federal income tax purposes is $439,278,282.

See Accompanying Notes to Financial Statements.

Columbia Select Small Cap Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$89,444,800	$—	$—	$89,444,800
Consumer Staples	7,317,600	—	—	7,317,600
Energy	41,627,400	—	—	41,627,400
Financials	107,675,200	—	—	107,675,200
Health Care	13,523,000	—	—	13,523,000
Industrials	106,300,000	—	—	106,300,000
Information Technology	148,509,000	—	—	148,509,000
Materials	29,740,600	—	—	29,740,600
Telecommunications Services	1,577,800	—	—	1,577,800

Total Common Stocks	545,715,400	—	—	545,715,400

Total Short-Term Obligation	—	4,088,000	—	4,088,000

Total Investments	$545,715,400	$4,088,000	$—	$549,803,400

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	27.1
Financials	19.7
Industrials	19.4
Consumer Discretionary	16.3
Energy	7.6
Materials	5.4
Health Care	2.5
Consumer Staples	1.3
Telecommunication Services	0.3

99.6
Short-Term Obligation	0.8
Other Assets & Liabilities, Net	(0.4)

100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Value and Restructuring Fund

September 30, 2009 (Unaudited)

Common Stocks – 100.2%

	Shares	Value ($)
Consumer Discretionary – 4.6%
Household Durables – 2.7%
Black & Decker Corp.	2,400,000	111,096,000
Newell Rubbermaid, Inc.	3,740,000	58,680,600

Household Durables Total		169,776,600

Specialty Retail – 1.9%
TJX Companies, Inc.	3,330,000	123,709,500

Specialty Retail Total		123,709,500

Consumer Discretionary Total		293,486,100

Consumer Staples – 7.2%
Food Products – 0.9%
Dean Foods Co. (a)	3,180,000	56,572,200

Food Products Total		56,572,200

Personal Products – 1.9%
Avon Products, Inc.	3,620,000	122,935,200

Personal Products Total		122,935,200

Tobacco – 4.4%
Lorillard, Inc.	3,800,000	282,340,000

Tobacco Total		282,340,000

Consumer Staples Total		461,847,400

Energy – 24.6%
Oil, Gas & Consumable Fuels – 24.6%
Alpha Natural Resources, Inc. (a)(b)	5,900,000	207,090,000
Anadarko Petroleum Corp.	2,303,000	144,467,190
ConocoPhillips	2,980,000	134,576,800
CONSOL Energy, Inc.	4,550,000	205,250,500
Devon Energy Corp.	2,400,000	161,592,000
El Paso Corp.	4,200,000	43,344,000
General Maritime Corp.	575,000	4,450,500
Murphy Oil Corp.	980,000	56,418,600
Noble Energy, Inc.	2,009,000	132,513,640
PetroHawk Energy Corp. (a)	3,940,000	95,387,400
Petroleo Brasileiro SA, ADR	7,470,000	342,873,000
Rosetta Resources, Inc. (a)(c)(d)	2,300,000	33,787,000
W&T Offshore, Inc.	1,800,000	21,078,000

Oil, Gas & Consumable Fuels Total		1,582,828,630

Energy Total		1,582,828,630

Financials – 17.1%
Capital Markets – 6.7%
Apollo Investment Corp. (e)	3,850,000	36,767,500
Goldman Sachs Group, Inc.	832,000	153,379,200

	Shares	Value ($)
Invesco Ltd.	5,780,000	131,552,800
Morgan Stanley	3,620,000	111,785,600

Capital Markets Total		433,485,100

Commercial Banks – 1.4%
PNC Financial Services Group, Inc.	1,880,000	91,349,200

Commercial Banks Total		91,349,200

Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	2,840,000	124,448,800

Diversified Financial Services Total		124,448,800

Insurance – 6.0%
ACE Ltd. (a)	3,608,000	192,883,680
Loews Corp.	2,300,000	78,775,000
MetLife, Inc.	2,640,000	100,504,800
Tower Group, Inc.	675,000	16,463,250

Insurance Total		388,626,730

Real Estate Investment Trusts (REITs) – 1.1%
DiamondRock Hospitality Co. (a)	4,750,000	38,475,000
Host Hotels & Resorts, Inc.	2,400,000	28,248,000
Vintage Wine Trust, Inc. (a)(c)(d)	2,140,500	620,745

Real Estate Investment Trusts (REITs) Total		67,343,745

Financials Total		1,105,253,575

Health Care – 5.4%
Biotechnology – 0.4%
Talecris Biotherapeutics (a)	1,357,913	25,800,347

Biotechnology Total		25,800,347

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	1,900,000	108,319,000

Health Care Equipment & Supplies Total		108,319,000

Health Care Providers & Services – 1.7%
AmerisourceBergen Corp.	4,900,000	109,662,000

Health Care Providers & Services Total		109,662,000

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.	4,700,000	105,844,000

Pharmaceuticals Total		105,844,000

Health Care Total		349,625,347

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 14.7%
Aerospace & Defense – 2.5%
AerCap Holdings NV (a)(b)	5,000,000	45,350,000
United Technologies Corp.	1,950,000	118,813,500

Aerospace & Defense Total		164,163,500

Airlines – 1.3%
Copa Holdings SA, Class A	1,920,000	85,420,800

Airlines Total		85,420,800

Construction & Engineering – 0.8%
AECOM Technology Corp. (a)	1,850,000	50,209,000

Construction & Engineering Total		50,209,000

Industrial Conglomerates – 1.7%
Tyco International Ltd.	3,130,000	107,922,400

Industrial Conglomerates Total		107,922,400

Machinery – 3.5%
AGCO Corp. (a)	3,700,000	102,231,000
Eaton Corp.	2,155,000	121,951,450

Machinery Total		224,182,450

Road & Rail – 4.4%
Ryder System, Inc.	1,825,000	71,284,500
Union Pacific Corp.	3,660,000	213,561,000

Road & Rail Total		284,845,500

Trading Companies & Distributors – 0.5%
RSC Holdings, Inc. (a)	4,300,000	31,261,000

Trading Companies & Distributors Total		31,261,000

Industrials Total		948,004,650

Information Technology – 8.2%
Communications Equipment – 5.3%
CommScope, Inc. (a)	2,800,000	83,804,000
Harris Corp.	5,375,000	202,100,000
Nokia Oyj, ADR	3,900,000	57,018,000

Communications Equipment Total		342,922,000

Computers & Peripherals – 2.9%
International Business Machines Corp.	1,565,000	187,189,650

Computers & Peripherals Total		187,189,650

Information Technology Total		530,111,650

Materials – 12.6%
Chemicals – 4.1%
Celanese Corp., Series A	4,990,000	124,750,000
Lanxess AG	1,960,000	67,503,854
PPG Industries, Inc.	1,280,000	74,508,800

Chemicals Total		266,762,654

	Shares	Value ($)
Metals & Mining – 8.5%
Freeport-McMoRan Copper & Gold, Inc.	1,763,000	120,959,430
Grupo Mexico SAB de CV, Series B (a)	55,000,000	101,385,493
Schnitzer Steel Industries, Inc., Class A	1,475,000	78,543,750
Southern Copper Corp.	5,290,000	162,350,100
Vale SA, ADR	3,650,000	84,424,500

Metals & Mining Total		547,663,273

Materials Total		814,425,927

Telecommunication Services – 4.2%
Diversified Telecommunication Services – 0.6%
Windstream Corp.	3,600,000	36,468,000

Diversified Telecommunication Services Total		36,468,000

Wireless Telecommunication Services – 3.6%
America Movil SAB de CV, Series L, ADR	5,380,000	235,805,400

Wireless Telecommunication Services Total		235,805,400

Telecommunication Services Total		272,273,400

Utilities – 1.6%
Electric Utilities – 1.6%
Enel SpA	7,295,000	46,327,452
Entergy Corp.	725,000	57,898,500

Electric Utilities Total		104,225,952

Utilities Total		104,225,952

Total Common Stocks (cost of $5,391,116,784)		6,462,082,631

Preferred Stock – 0.2%

Financials – 0.2%
Commercial Banks – 0.2%
Wells Fargo & Co., 7.500% (a)	16,000	14,288,000

Commercial Banks Total		14,288,000

Financials Total		14,288,000

Total Preferred Stock (cost of $9,045,069)		14,288,000

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2009 (Unaudited)

Short-Term Obligation – 0.0%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 07/17/15, market value $918,000 (repurchase proceeds $900,000)	900,000	900,000

Total Short-Term Obligation (cost of $900,000)		900,000

Total Investments – 100.4% (cost of $5,401,061,853) (f)		6,477,270,631

Other Assets & Liabilities, Net – (0.4)%		(28,182,356)

Net Assets – 100.0%		6,449,088,275

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the six months ended September 30, 2009, are as follows:

Security name: AerCap Holdings NV
Shares as of 03/31/09:	5,000,000
Shares purchased:	302,369
Shares sold:	(302,369)
Shares as of 09/30/09:	5,000,000
Dividend income earned:	$—
Value at end of period:	$45,350,000

Security name: Alpha Natural Resources, Inc.
Shares as of 03/31/09:	3,875,000
Shares purchased:	125,000
Shares sold:	(213,800)
Corporate action:	2,113,800
Shares as of 09/30/09:	5,900,000
Dividend income earned:	$—
Value at end of period:	$207,090,000

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, except for those in the following table, amounted to $34,407,745, which represents 0.5% of net assets.

Security	Acquisition Date	Shares	Cost	Value
Vintage Wine Trust, Inc.	03/16/2005 - 01/04/2007	2,140,500	$5,477,730	$620,745

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $34,407,745, which represents 0.5% of net assets.

(e)	Closed-end Management Investment Company.

(f)	Cost for federal income tax purposes is $5,401,061,853.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobser- vable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$293,486,100	$—	$—	$293,486,100
Consumer Staples	461,847,400	—	—	461,847,400
Energy	1,549,041,630	33,787,000	—	1,582,828,630
Financials	1,104,632,830	—	620,745	1,105,253,575
Health Care	349,625,347	—	—	349,625,347
Industrials	948,004,650	—	—	948,004,650
Information Technology	530,111,650	—	—	530,111,650
Materials	746,922,073	67,503,854	—	814,425,927
Telecommunication Services	272,273,400	—	—	272,273,400
Utilities	57,898,500	46,327,452	—	104,225,952

Total Common Stocks	6,313,843,580	147,618,306	620,745	6,462,082,631

Total Preferred Stock	14,288,000	—	—	14,288,000

Total Short-Term Obligation	—	900,000	—	900,000

Total Investments	$6,328,131,580	$148,518,306	$620,745	$6,477,270,631

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Common Stocks
Financials	$791,985	$—	$—	$535,125	$—	$(706,365)	$—	$—	$620,745

See Accompanying Notes to Financial Statements.

Columbia Value and Restructuring Fund

September 30, 2009 (Unaudited)

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $535,125. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Energy	24.6
Financials	17.3
Industrials	14.7
Materials	12.6
Information Technology	8.2
Consumer Staples	7.2
Health Care	5.4
Consumer Discretionary	4.6
Telecommunication Services	4.2
Utilities	1.6

	100.4
Short-Term Obligation	0.0	*
Other Assets & Liabilities, Net	(0.4)

	100.0

* Round to less than 0.1%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Emerging Markets Fund

September 30, 2009 (Unaudited)

Common Stocks – 94.0%

	Shares	Value ($)
Consumer Discretionary – 9.5%
Auto Components – 1.8%
Hyundai Mobis	35,602	4,979,865
Nokian Renkaat OYJ	65,585	1,530,919

Auto Components Total		6,510,784

Automobiles – 1.2%
Hero Honda Motors Ltd.	46,992	1,645,360
PT Astra International Tbk	851,500	2,932,481

Automobiles Total		4,577,841

Distributors – 0.5%
Li & Fung Ltd.	432,000	1,762,039

Distributors Total		1,762,039

Diversified Consumer Services – 0.8%
MegaStudy Co. Ltd.	14,062	2,883,771

Diversified Consumer Services Total		2,883,771

Hotels, Restaurants & Leisure – 1.7%
Formosa International Hotels Corp.	86,900	1,089,789
Genting Malysia Bhd	2,015,000	1,587,564
Melco Crown Entertainment, Ltd., ADR (a)	115,933	806,894
Shangri-La Asia Ltd.	546,000	1,028,636
Wynn Macau Ltd. (a)	1,500,000	1,950,955

Hotels, Restaurants & Leisure Total		6,463,838

Household Durables – 1.2%
LG Electronics, Inc.	27,010	2,865,694
Woongjin Coway Co., Ltd.	49,920	1,601,434

Household Durables Total		4,467,128

Leisure Equipment & Products – 0.4%
Giant Manufacturing Co., Ltd.	569,800	1,538,525

Leisure Equipment & Products Total		1,538,525

Media – 0.5%
Naspers Ltd.	59,561	2,042,439

Media Total		2,042,439

Multiline Retail – 0.4%
Golden Eagle Retail Group Ltd.	798,000	1,331,677

Multiline Retail Total		1,331,677

Specialty Retail – 0.6%
Belle International Holdings Ltd.	2,361,000	2,396,100

Specialty Retail Total		2,396,100

Textiles, Apparel & Luxury Goods – 0.4%
Ports Design Ltd.	631,000	1,565,794

Textiles, Apparel & Luxury Goods Total		1,565,794

Consumer Discretionary Total		35,539,936

	Shares	Value ($)
Consumer Staples – 3.6%
Beverages – 0.3%
Fomento Economico Mexicano SAB de CV, ADR	31,527	1,199,602

Beverages Total		1,199,602

Food & Staples Retailing – 1.1%
BIM Birlesik Magazalar AS	77,772	3,178,938
Magnit OAO, GDR (b)(c)	59,619	816,780

Food & Staples Retailing Total		3,995,718

Food Products – 0.2%
PT Bisi International Tbk (a)	3,161,000	673,937

Food Products Total		673,937

Household Products – 1.1%
Hindustan Unilever Ltd.	254,919	1,382,407
Hypermarcas SA (a)	141,800	2,776,610

Household Products Total		4,159,017

Tobacco – 0.9%
ITC Ltd.	343,059	1,656,711
KT&G Corp.	28,768	1,742,608

Tobacco Total		3,399,319

Consumer Staples Total		13,427,593

Energy – 9.5%
Oil, Gas & Consumable Fuels – 9.5%
Cairn India Ltd. (a)	362,672	1,970,402
CNOOC Ltd.	3,740,000	5,066,912
Gazprom OAO, ADR	296,236	6,887,487
LUKOIL OAO, ADR	127,515	6,911,313
OGX Petroleo e Gas Participacoes SA	2,900	2,218,035
PT Tambang Batubara Bukit Asam Tbk	1,332,500	1,943,018
Rosneft Oil Co., GDR	740,688	5,576,986
Straits Asia Resources Ltd.	1,530,000	2,290,558
Yanzhou Coal Mining Co., Ltd., Class H	1,700,000	2,428,663

Oil, Gas & Consumable Fuels Total		35,293,374

Energy Total		35,293,374

Financials – 23.9%
Commercial Banks – 15.9%
Banco Bradesco SA, ADR	104,650	2,081,489
Banco Santander Chile, ADR	21,221	1,221,056
Bangkok Bank PCL, Foreign Registered Shares	754,900	2,732,684
Bank of China Ltd., Class H	9,145,000	4,783,918

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Bank Rakyat Indonesia	2,598,500	2,003,534
China Construction Bank Corp., Class H	8,413,000	6,694,585
CIMB Group Holdings Bhd	753,200	2,407,624
HDFC Bank Ltd., ADR	29,569	3,500,083
ICICI Bank Ltd., ADR	131,891	5,085,717
Industrial & Commercial Bank of China, Class H	7,198,000	5,385,192
Itau Unibanco Holding SA, ADR	397,815	8,015,972
Kasikornbank PCL, Foreign Registered Shares	835,700	2,062,546
National Bank of Pakistan	1,519,000	1,540,754
PT Bank Central Asia Tbk	4,134,000	1,969,421
Shinhan Financial Group Co., Ltd. (a)	94,290	3,773,210
Standard Bank Group Ltd.	192,007	2,486,470
Turkiye Garanti Bankasi AS	781,535	2,969,320
Turkiye Is Bankasi, Class C	161,922	636,743

Commercial Banks Total		59,350,318

Diversified Financial Services – 2.5%
AMMB Holdings Bhd	1,514,000	1,858,353
BM&F BOVESPA SA	497,600	3,668,241
Bolsa Mexicana de Valores SA de CV (a)	1,184,900	1,466,091
Hong Kong Exchanges & Clearing Ltd.	62,700	1,126,212
Metro Pacific Investments Corp. (a)	17,000,000	1,179,890

Diversified Financial Services Total		9,298,787

Insurance – 2.3%
China Life Insurance Co., Ltd., Class H	1,467,000	6,414,911
Ping An Insurance Group Co., Ltd., Class H	271,000	2,138,954

Insurance Total		8,553,865

Real Estate Management & Development – 3.2%
Ayala Land, Inc.	7,084,000	1,713,772
China Overseas Land & Investment Ltd.	1,209,440	2,594,014
China Vanke Co., Ltd., Class B	1,847,380	2,317,174
DLF Ltd.	167,900	1,519,149
SM Prime Holdings, Inc.	6,811,000	1,505,756
Unitech Ltd.	940,490	2,078,298

Real Estate Management & Development Total		11,728,163

Financials Total		88,931,133

	Shares	Value ($)
Health Care – 0.9%
Health Care Providers & Services – 0.1%
Sinopharm Group Co., Class H (a)	116,370	295,203

Health Care Providers & Services Total		295,203

Pharmaceuticals – 0.8%
Pharmstandard, Series S, GDR (a)(b)(c)	24,828	447,401
Richter Gedeon Nyrt.	4,252	883,218
Teva Pharmaceutical Industries Ltd., ADR	37,650	1,903,584

Pharmaceuticals Total		3,234,203

Health Care Total		3,529,406

Industrials – 9.7%
Airlines – 1.2%
Lan Airlines SA, ADR	95,851	1,263,316
Turk Hava Yollari	1,205,516	3,148,610

Airlines Total		4,411,926

Construction & Engineering – 3.2%
Aveng Ltd.	127,262	734,398
CTCI Corp.	4,828,000	4,691,034
Doosan Heavy Industries and Construction Co., Ltd.	38,800	2,212,195
Hyundai Development Co.	42,100	1,525,226
Murray & Roberts Holdings Ltd.	364,477	2,911,749

Construction & Engineering Total		12,074,602

Electrical Equipment – 2.8%
Bharat Heavy Electricals Ltd.	62,112	2,994,116
Harbin Electric, Inc. (a)	115,896	1,956,325
LS Cable Ltd.	24,967	2,175,060
Yingli Green Energy Holding Co., Ltd., ADR (a)	60,600	755,076
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,518,000	2,641,597

Electrical Equipment Total		10,522,174

Industrial Conglomerates – 0.8%
Barloworld Ltd.	432,000	2,825,652

Industrial Conglomerates Total		2,825,652

Road & Rail – 0.6%
All America Latina Logistica SA	295,100	2,275,381

Road & Rail Total		2,275,381

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Transportation Infrastructure – 1.1%
China Merchants Holdings International Co., Ltd.	718,000	2,362,940
Cia de Concessoes Rodoviarias	95,000	1,625,339

Transportation Infrastructure Total		3,988,279

Industrials Total		36,098,014

Information Technology – 13.1%
Electronic Equipment, Instruments & Components – 2.9%
HON HAI Precision Industry Co., Ltd.	1,709,099	6,839,015
Suprema, Inc.	71,232	1,191,069
WPG Holdings Co., Ltd.	2,006,000	2,842,077

Electronic Equipment, Instruments & Components Total		10,872,161

Internet Software & Services – 1.3%
NHN Corp. (a)	12,490	1,838,865
Sohu.com, Inc. (a)	16,939	1,165,064
Tencent Holdings Ltd.	111,000	1,784,894

Internet Software & Services Total		4,788,823

IT Services – 1.6%
Infosys Technologies Ltd.	18,700	894,201
Infosys Technologies Ltd., ADR	8,026	389,181
Redecard SA	295,800	4,549,870

IT Services Total		5,833,252

Semiconductors & Semiconductor Equipment – 7.3%
Advanced Semiconductor Engineering, Inc.	2,545,000	2,096,541
Samsung Electronics Co., Ltd.	22,661	15,624,180
Taiwan Semiconductor Manufacturing Co., Ltd.	1,941,190	3,897,093
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	335,114	3,672,850
United Microelectronics Corp.	1,877,000	914,730
United Microelectronics Corp., ADR (a)	233,875	888,725

Semiconductors & Semiconductor Equipment Total		27,094,119

Information Technology Total		48,588,355

Materials – 14.6%
Chemicals – 0.5%
Hyosung Corp.	1,890	108,040
Israel Chemicals Ltd.	159,009	1,826,632

Chemicals Total		1,934,672

	Shares	Value ($)
Construction Materials – 0.9%
PT Indocement Tunggal Prakarsa Tbk	2,851,700	3,115,247

Construction Materials Total		3,115,247

Metals & Mining – 13.2%
Anglo Platinum Ltd. (a)	23,460	2,099,135
AngloGold Ashanti Ltd., ADR	34,687	1,413,842
ArcelorMittal South Africa Ltd.	129,000	2,067,942
BHP Billiton Ltd., ADR	51,302	3,386,445
China Zhongwang Holdings Ltd. (a)	2,870,609	2,795,721
Cia de Minas Buenaventura SA, ADR	32,528	1,145,311
Cia Siderurgica Nacional SA	36,100	1,108,104
Eastern Platinum Ltd. (a)	2,121,500	1,149,274
Freeport-McMoRan Copper & Gold, Inc.	31,839	2,184,474
Gold Fields Ltd., ADR	125,022	1,722,803
Gujarat NRE Coke Ltd.	993,500	1,362,360
Harmony Gold Mining Co., Ltd.	64,816	702,112
Hidili Industry International Development Ltd. (a)	2,107,000	1,951,004
Kumba Iron Ore Ltd.	56,500	1,875,241
Maanshan Iron & Steel, Class H (a)	1,623,784	967,533
Mechel, ADR	96,700	1,738,666
Novolipetsk Steel OJSC, GDR (a)(b)(c)	45,931	1,168,944
POSCO	7,757	3,216,517
Steel Authority Of India Ltd.	511,355	1,802,283
Sterlite Industries India Ltd.	146,046	2,333,970
Tata Steel Ltd.	149,000	1,567,785
Vale SA	494,200	11,490,234

Metals & Mining Total		49,249,700

Materials Total		54,299,619

Telecommunication Services – 7.4%
Diversified Telecommunication Services – 2.1%
Chunghwa Telecom Co., Ltd., ADR	179,324	3,235,005
Vimpel-Communications, ADR (a)	238,120	4,452,844

Diversified Telecommunication Services Total		7,687,849

Wireless Telecommunication Services – 5.3%
America Movil SAB de CV, Series L, ADR	94,764	4,153,506
China Mobile Ltd., ADR	91,543	4,495,677

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services (continued)
Millicom International Cellular SA (a)	21,940	1,595,915
Mobile TeleSystems OJSC, ADR	38,575	1,862,015
MTN Group Ltd.	159,620	2,603,195
Philippine Long Distance Telephone Co., ADR	31,963	1,642,898
SK Telecom Co., Ltd.	17,881	2,778,411
Turkcell Iletisim Hizmet AS, ADR	33,341	595,804

Wireless Telecommunication Services Total		19,727,421

Telecommunication Services Total		27,415,270

Utilities – 1.8%
Gas Utilities – 1.8%
PT Perusahaan Gas Negara Tbk	8,652,000	3,266,985
Xinao Gas Holdings Ltd.	1,752,000	3,469,437

Gas Utilities Total		6,736,422

Utilities Total		6,736,422

Total Common Stocks (cost of $222,548,564)		349,859,122

Preferred Stocks – 6.2%

Consumer Staples – 0.5%
Food & Staples Retailing – 0.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	62,000	1,749,831

Food & Staples Retailing Total		1,749,831

Consumer Staples Total		1,749,831

Energy – 5.2%
Oil, Gas & Consumable Fuels – 5.2%
Petroleo Brasileiro SA	977,900	19,319,542

Oil, Gas & Consumable Fuels Total		19,319,542

Energy Total		19,319,542

Materials – 0.5%
Metals & Mining – 0.5%
Usinas Siderurgicas de Minas Gerais SA	79,900	2,106,643

Metals & Mining Total		2,106,643

Materials Total		2,106,643

Total Preferred Stocks (cost of $6,250,074)		23,176,016

Short-Term Obligation – 0.5%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 03/15/12, market value $1,674,375 (repurchase proceeds $1,640,000)	1,640,000	1,640,000

Total Short-Term Obligation (cost of $1,640,000)		1,640,000

Total Investments – 100.7% (cost of $230,438,638) (d)		374,675,138

Other Assets & Liabilities, Net – (0.7)%		(2,572,053)

Net Assets – 100.0%		372,103,085

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $2,433,125, which represents 0.7% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $2,433,125, which represents 0.7% of net assets.

(d)	Cost for federal income tax purposes is $230,438,638.

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$806,894	$34,733,042	$—	$35,539,936
Consumer Staples	3,976,212	9,451,381	—	13,427,593
Energy	21,593,821	13,699,553	—	35,293,374
Financials	25,038,649	63,892,484	—	88,931,133
Health Care	1,903,584	1,625,822	—	3,529,406
Industrials	7,875,437	28,222,577	—	36,098,014
Information Technology	10,665,690	37,922,665	—	48,588,355
Materials	25,339,153	28,960,466	—	54,299,619
Telecommunication Services	22,033,664	5,381,606	—	27,415,270
Utilities	—	6,736,422	—	6,736,422

Total Common Stocks	119,233,104	230,626,018	—	349,859,122

Preferred Stocks
Consumer Staples	1,749,831	—	—	1,749,831
Energy	19,319,542	—	—	19,319,542
Materials	2,106,643	—	—	2,106,643

Total Preferred Stocks	23,176,016	—	—	23,176,016

Total Short-Term Obligation	—	1,640,000	—	1,640,000

Total Investments	$142,409,120	$232,266,018	$—	$374,675,138

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at September 30, 2009:

Summary of Securities by Country	Value	% of Total Investments
China	$67,758,365	18.1
Brazil	62,985,291	16.8
Republic of Korea	48,516,146	12.9
Taiwan	31,705,383	8.5
India	30,182,021	8.1
Russia	29,862,437	8.0
South Africa	23,484,977	6.3
Indonesia	15,904,624	4.2
Turkey	10,529,413	2.8
Mexico	6,819,199	1.8
Hong Kong	6,674,736	1.8
Philippines	6,042,317	1.6
Malaysia	5,853,542	1.6
Thailand	4,795,230	1.3
United States*	3,824,473	1.0
Israel	3,730,216	1.0
Australia	3,386,445	0.9
Chile	2,484,373	0.7
Singapore	2,290,558	0.6
Sweden	1,595,916	0.4
Pakistan	1,540,753	0.4
Finland	1,530,919	0.4
Canada	1,149,274	0.3
Peru	1,145,311	0.3
Hungary	883,219	0.2

	$374,675,138	100.0

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia International Growth Fund

September 30, 2009 (Unaudited)

Common Stocks – 97.8%

	Shares	Value ($)
Consumer Discretionary – 11.1%
Auto Components – 2.1%
Autoliv, Inc.	31,381	1,054,401
Keihin Corp.	92,200	1,516,168
Stanley Electric Co., Ltd.	66,400	1,335,661

Auto Components Total		3,906,230

Diversified Consumer Services – 0.6%
Benesse Corp.	23,800	1,163,310

Diversified Consumer Services Total		1,163,310

Hotels, Restaurants & Leisure – 2.5%
Compass Group PLC	300,461	1,837,932
OPAP SA	58,135	1,503,321
William Hill PLC	523,816	1,477,215

Hotels, Restaurants & Leisure Total		4,818,468

Media – 0.7%
WPP PLC	159,544	1,371,359

Media Total		1,371,359

Specialty Retail – 3.2%
Fast Retailing Co., Ltd.	11,400	1,437,378
Game Group PLC	458,914	1,172,001
Hennes & Mauritz AB, Class B	20,890	1,173,912
Yamada Denki Co., Ltd.	32,450	2,200,846

Specialty Retail Total		5,984,137

Textiles, Apparel & Luxury Goods – 2.0%
LVMH Moet Hennessy Louis Vuitton SA	11,078	1,115,647
Polo Ralph Lauren Corp.	35,706	2,735,794

Textiles, Apparel & Luxury Goods Total		3,851,441

Consumer Discretionary Total		21,094,945

Consumer Staples – 15.8%
Beverages – 1.5%
Anheuser-Busch InBev NV	29,239	1,336,973
Carlsberg A/S, Class B	20,616	1,500,862

Beverages Total		2,837,835

Food & Staples Retailing – 6.0%
FamilyMart Co., Ltd.	55,900	1,798,406
Koninklijke Ahold NV	220,682	2,655,397
Shoprite Holdings Ltd.	110,633	916,575
Tesco PLC	261,433	1,672,834
Wal-Mart Stores, Inc.	39,737	1,950,689
Woolworths Ltd.	93,830	2,417,580

Food & Staples Retailing Total		11,411,481

Food Products – 5.6%
Danone SA	17,897	1,082,700

	Shares	Value ($)
Nestle SA, Registered Shares	163,447	6,972,610
Toyo Suisan Kaisha Ltd.	37,000	1,002,545
Unilever NV	57,639	1,663,870

Food Products Total		10,721,725

Household Products – 0.5%
Reckitt Benckiser Group PLC	19,723	963,892

Household Products Total		963,892

Tobacco – 2.2%
British American Tobacco PLC	55,853	1,755,354
Japan Tobacco, Inc.	737	2,509,696

Tobacco Total		4,265,050

Consumer Staples Total		30,199,983

Energy – 5.3%
Energy Equipment & Services – 1.8%
Seadrill Ltd. (a)	81,697	1,703,663
Tecnicas Reunidas SA	29,043	1,586,608

Energy Equipment & Services Total		3,290,271

Oil, Gas & Consumable Fuels – 3.5%
BG Group PLC	109,695	1,909,062
INPEX CORP.	189	1,602,710
Total SA	53,883	3,207,737

Oil, Gas & Consumable Fuels Total		6,719,509

Energy Total		10,009,780

Financials – 12.8%
Capital Markets – 3.0%
Credit Suisse Group AG, Registered Shares	17,830	992,422
Investec PLC	196,485	1,438,797
Man Group PLC	226,189	1,199,822
UBS AG, Registered Shares (a)	115,364	2,114,432

Capital Markets Total		5,745,473

Commercial Banks – 6.7%
Banco Santander SA	174,471	2,818,716
National Bank of Greece SA (a)	67,184	2,429,444
Standard Chartered PLC	77,272	1,905,248
Svenska Handelsbanken AB, Class A	93,960	2,401,456
Toronto-Dominion Bank	26,200	1,694,625
Westpac Banking Corp.	65,166	1,501,371

Commercial Banks Total		12,750,860

Diversified Financial Services – 0.4%
Hong Kong Exchanges & Clearing Ltd.	38,900	698,718

Diversified Financial Services Total		698,718

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Insurance – 0.8%
Brit Insurance Holdings PLC	495,054	1,614,282

Insurance Total		1,614,282

Real Estate Investment Trusts (REITs) – 0.6%
Japan Real Estate Investment Corp.	136	1,109,547

Real Estate Investment Trusts (REITs) Total		1,109,547

Real Estate Management & Development – 1.3%
Hongkong Land Holdings Ltd.	325,000	1,405,285
Leopalace21 Corp.	142,200	1,134,126

Real Estate Management & Development Total		2,539,411

Financials Total		24,458,291

Health Care – 12.0%
Biotechnology – 1.1%
Amgen, Inc. (a)	35,582	2,143,104

Biotechnology Total		2,143,104

Pharmaceuticals – 10.9%
Bayer AG	14,573	1,009,321
GlaxoSmithKline PLC	140,515	2,765,065
Novartis AG, Registered Shares	82,974	4,165,335
Novo-Nordisk A/S, Class B	57,637	3,620,133
Roche Holding AG, Genusschein Shares	33,485	5,420,455
Sanofi-Aventis SA, ADR	55,173	2,038,642
Santen Pharmaceutical Co., Ltd.	45,200	1,661,051

Pharmaceuticals Total		20,680,002

Health Care Total		22,823,106

Industrials – 12.2%
Aerospace & Defense – 0.9%
BAE Systems PLC	288,794	1,611,685

Aerospace & Defense Total		1,611,685

Building Products – 0.8%
Asahi Glass Co., Ltd.	200,000	1,601,951

Building Products Total		1,601,951

Commercial Services & Supplies – 1.0%
Toppan Printing Co., Ltd.	209,000	1,967,208

Commercial Services & Supplies Total		1,967,208

Construction & Engineering – 1.8%
Impregilo SpA	331,985	1,455,262
JGC Corp.	98,000	1,986,101

Construction & Engineering Total		3,441,363

	Shares	Value ($)
Electrical Equipment – 3.3%
ABB Ltd., Registered Shares (a)	87,461	1,757,593
Alstom SA	25,765	1,884,235
Schneider Electric SA	13,329	1,352,180
Sumitomo Electric Industries Ltd.	98,300	1,275,161

Electrical Equipment Total		6,269,169

Industrial Conglomerates – 1.5%
Siemens AG, Registered Shares	29,654	2,748,791

Industrial Conglomerates Total		2,748,791

Machinery – 1.4%
MAN SE	33,048	2,727,966

Machinery Total		2,727,966

Marine – 0.7%
A.P. Moller – Maersk A/S, Class B	201	1,391,077

Marine Total		1,391,077

Transportation Infrastructure – 0.8%
Zhejiang Expressway Co., Ltd., Class H	1,732,000	1,510,638

Transportation Infrastructure Total		1,510,638

Industrials Total		23,269,848

Information Technology – 8.3%
Communications Equipment – 0.3%
Nokia Oyj	45,829	673,991

Communications Equipment Total		673,991

Electronic Equipment, Instruments & Components – 1.1%
FUJIFILM Holdings Corp.	69,100	2,054,948

Electronic Equipment, Instruments & Components Total		2,054,948

Internet Software & Services – 1.0%
Tencent Holdings Ltd.	114,200	1,836,350

Internet Software & Services Total		1,836,350

IT Services – 1.0%
Redecard SA	124,200	1,910,392

IT Services Total		1,910,392

Semiconductors & Semiconductor Equipment – 1.9%
Advanced Semiconductor Engineering, Inc.	1,342,000	1,105,524
Shinko Electric Industries Co., Ltd.	138,600	2,439,033

Semiconductors & Semiconductor Equipment Total		3,544,557

Software – 3.0%
Autonomy Corp. PLC (a)	42,699	1,114,150

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Dassault Systemes SA	16,322	911,292
Nintendo Co., Ltd.	7,900	2,020,011
SAP AG	34,508	1,681,457

Software Total		5,726,910

Information Technology Total		15,747,148

Materials – 12.6%
Chemicals – 3.6%
Hitachi Chemical Co., Ltd.	66,600	1,350,985
Nitto Denko Corp.	46,100	1,402,147
Syngenta AG, Registered Shares	10,138	2,327,480
Tokuyama Corp.	228,000	1,665,415

Chemicals Total		6,746,027

Containers & Packaging – 1.2%
Smurfit Kappa Group PLC	171,940	1,360,116
Toyo Seikan Kaisha Ltd.	52,000	995,675

Containers & Packaging Total		2,355,791

Metals & Mining – 7.8%
Antofagasta PLC	167,437	2,030,538
ArcelorMittal South Africa Ltd.	76,996	1,234,289
BHP Billiton PLC	237,453	6,525,679
China Zhongwang Holdings Ltd. (a)	1,234,800	1,202,587
Rio Tinto Ltd.	47,240	2,457,401
Yamato Kogyo Co., Ltd.	51,800	1,448,389

Metals & Mining Total		14,898,883

Materials Total		24,000,701

Telecommunication Services – 4.2%
Diversified Telecommunication Services – 4.2%
Nippon Telegraph & Telephone Corp.	42,800	1,975,719
Tele2 AB, Class B	158,810	2,111,117
Telefonica SA	145,452	4,014,812

Diversified Telecommunication Services Total		8,101,648

Telecommunication Services Total		8,101,648

Utilities – 3.5%
Electric Utilities – 0.9%
Cia Energetica de Minas Gerais, ADR	110,334	1,677,077

Electric Utilities Total		1,677,077

	Shares	Value ($)
Independent Power Producers & Energy Traders – 0.9%
International Power PLC	390,304	1,805,002

Independent Power Producers & Energy Traders Total		1,805,002

Multi-Utilities – 1.7%
AGL Energy Ltd.	89,056	1,073,308
GDF Suez	23,850	1,066,328
RWE AG	11,658	1,084,130

Multi-Utilities Total		3,223,766

Utilities Total		6,705,845

Total Common Stocks (cost of $161,591,083)		186,411,295

Investment Companies – 1.5%
iShares FTSE/Xinhua China 25 Index Fund	26,405	1,081,021
iShares MSCI EAFE Index Fund	34,242	1,873,037

Total Investment Companies (cost of $2,570,391)		2,954,058

Total Investments – 99.3% (cost of $164,161,474) (b)		189,365,353

Other Assets & Liabilities, Net – 0.7%		1,286,550

Net Assets – 100.0%		190,651,903

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $164,161,474.

See Accompanying Notes to Financial Statements.

Columbia International Growth Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,790,195	$17,304,750	$—	$21,094,945
Consumer Staples	1,950,689	28,249,294	—	30,199,983
Energy	—	10,009,780	—	10,009,780
Financials	3,099,910	21,358,381	—	24,458,291
Health Care	4,181,746	18,641,360	—	22,823,106
Industrials	—	23,269,848	—	23,269,848
Information Technology	1,910,392	13,836,756	—	15,747,148
Materials	—	24,000,701	—	24,000,701
Telecommunication Services	—	8,101,648	—	8,101,648
Utilities	1,677,077	5,028,768	—	6,705,845

Total Common Stocks	16,610,009	169,801,286	—	186,411,295

Total Investment Company	2,954,058	—	—	2,954,058

Total Investments	19,564,067	169,801,286	—	189,365,353

Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	303,863	—	303,863

Total	$19,564,067	$170,105,149	$—	$189,669,216

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$8,114,185	$7,264,185	10/08/09	$850,000
BRL	203,029	197,098	10/08/09	5,931
CHF	4,327,134	4,179,627	10/08/09	147,507
EUR	6,520,666	6,277,624	10/08/09	243,042
GBP	9,531,120	9,774,062	10/08/09	(242,942)
JPY	3,064,833	2,919,645	10/08/09	145,188
KRW	764,840	724,617	10/08/09	40,223
MXN	892,797	904,726	10/08/09	(11,929)
NOK	389,468	347,222	10/08/09	42,246
NZD	198,524	185,350	10/08/09	13,174
SEK	1,958,095	1,769,306	10/08/09	188,789
SGD	2,710,270	2,619,835	10/08/09	90,435

				$1,511,664

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	$99,642	$98,238	10/08/09	$(1,404)
BRL	4,063,397	3,610,328	10/08/09	(453,069)
CAD	1,688,714	1,590,768	10/08/09	(97,946)
CHF	291,435	284,959	10/08/09	(6,476)
DKK	3,765,093	3,599,233	10/08/09	(165,860)
EUR	2,430,616	2,375,902	10/08/09	(54,714)
GBP	3,108,321	3,193,091	10/08/09	84,770
JPY	1,911,666	1,842,774	10/08/09	(68,892)
KRW	764,840	699,857	10/08/09	(64,983)
MXN	892,797	867,283	10/08/09	(25,514)
NOK	785,686	742,364	10/08/09	(43,322)
SEK	2,328,627	2,184,167	10/08/09	(144,460)
TWD	1,241,984	1,222,289	10/08/09	(19,695)
ZAR	1,448,567	1,302,331	10/08/09	(146,236)

				$(1,207,801)

At September 30, 2009, the Fund was invested in the following countries:

Summary of Securities by Country	Value	% of Total Investments
Japan	$40,654,184	21.5
United Kingdom	34,169,917	18.0
Switzerland	23,750,329	12.5
France	12,658,762	6.7
Germany	9,251,666	4.9
United States*	8,702,624	4.6
Spain	8,420,135	4.5
Australia	7,449,661	3.9
Sweden	6,740,886	3.5
Denmark	6,512,072	3.4
China	5,630,595	3.0
Netherlands	4,319,267	2.3
Greece	3,932,765	2.1
Brazil	3,587,469	1.9
South Africa	2,150,864	1.1
Hong Kong	2,104,003	1.1
Norway	1,703,663	0.9
Canada	1,694,625	0.9
Italy	1,455,262	0.8
Ireland	1,360,116	0.7
Belgium	1,336,973	0.7
Taiwan	1,105,524	0.6
Finland	673,991	0.4

	$189,365,353	100.0

* Includes investment companies.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Pacific/Asia Fund

September 30, 2009 (Unaudited)

Common Stocks – 97.0%

	Shares	Value ($)
Consumer Discretionary – 11.3%
Auto Components – 0.8%
Nippon Seiki Co., Ltd.	20,000	226,540

Auto Components Total		226,540

Automobiles – 3.4%
Dongfeng Motor Group Co., Ltd., Class H	272,000	284,677
Honda Motor Co., Ltd.	4,200	127,352
Toyota Motor Corp.	15,800	621,824

Automobiles Total		1,033,853

Diversified Consumer Services – 0.7%
Benesse Corp.	4,600	224,841

Diversified Consumer Services Total		224,841

Leisure Equipment & Products – 0.7%
Altek Corp.	108,423	199,163

Leisure Equipment & Products Total		199,163

Media – 0.8%
Daiichikosho Co., Ltd.	19,900	255,598

Media Total		255,598

Specialty Retail – 2.9%
Autobacs Seven Co., Ltd.	6,500	238,350
Chiyoda Co., Ltd.	12,300	175,030
Hikari Tsushin, Inc.	7,500	163,340
USS Co., Ltd.	4,790	283,530

Specialty Retail Total		860,250

Textiles, Apparel & Luxury Goods – 2.0%
LG Fashion Corp.	15,640	352,984
Youngone Corp. (a)	22,048	138,175
Youngone Holdings Co., Ltd.	5,522	105,484

Textiles, Apparel & Luxury Goods Total		596,643

Consumer Discretionary Total		3,396,888

Consumer Staples – 5.6%
Food & Staples Retailing – 2.4%
Lianhua Supermarket Holdings Co., Ltd., Class H	63,017	140,370
Matsumotokiyoshi Holdings Co., Ltd.	8,000	198,948
Seven & I Holdings Co., Ltd.	10,000	238,365
Woolworths Ltd.	5,041	129,884

Food & Staples Retailing Total		707,567

Food Products – 1.2%
China Milk Products Group Ltd. (a)	587,000	209,566
Toyo Suisan Kaisha Ltd.	5,900	159,865

Food Products Total		369,431

	Shares	Value ($)
Personal Products – 0.6%
Mandom Corp.	5,900	168,648

Personal Products Total		168,648

Tobacco – 1.4%
Japan Tobacco, Inc.	81	275,828
KT&G Corp.	2,467	149,437

Tobacco Total		425,265

Consumer Staples Total		1,670,911

Energy – 4.9%
Energy Equipment & Services – 0.9%
Shinko Plantech Co., Ltd.	28,700	279,257

Energy Equipment & Services Total		279,257

Oil, Gas & Consumable Fuels – 4.0%
Australian Worldwide Exploration Ltd.	131,537	314,086
CNOOC Ltd.	105,000	142,253
INPEX CORP.	28	237,438
Oil & Natural Gas Corp., Ltd.	12,749	309,234
Yanzhou Coal Mining Co., Ltd., Class H	126,000	180,007

Oil, Gas & Consumable Fuels Total		1,183,018

Energy Total		1,462,275

Financials – 26.6%
Capital Markets – 1.4%
Macquarie Group Ltd.	4,477	230,589
Tokai Tokyo Financial Holdings	64,000	199,808

Capital Markets Total		430,397

Commercial Banks – 14.8%
Bangkok Bank PCL, Foreign Registered Shares	72,200	261,359
Bank of Baroda	25,194	252,097
Bank of China Ltd., Class H	920,000	481,269
Commonwealth Bank of Australia	14,920	678,404
DBS Group Holdings Ltd.	40,000	374,360
Fukuoka Financial Group, Inc.	49,000	202,274
Industrial & Commercial Bank of China, Class H	574,100	429,514
Mitsubishi UFJ Financial Group, Inc.	30,300	162,083
Siam Commercial Bank PCL, Foreign Registered Shares	102,300	260,267
Sumitomo Mitsui Financial Group, Inc.	10,100	349,637
Sumitomo Trust & Banking Co., Ltd.	35,400	186,112

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Westpac Banking Corp.	30,074	692,880
Yamaguchi Financial Group, Inc.	9,000	93,082

Commercial Banks Total		4,423,338

Consumer Finance – 0.6%
Hitachi Capital Corp.	15,900	193,974

Consumer Finance Total		193,974

Insurance – 3.4%
Dongbu Insurance Co., Ltd.	8,800	268,895
Hyundai Marine & Fire Insurance Co., Ltd.	12,750	234,187
QBE Insurance Group Ltd.	18,514	391,618
Tokio Marine Holdings, Inc.	3,800	109,842

Insurance Total		1,004,542

Real Estate Investment Trusts (REITs) – 2.0%
CapitaCommercial Trust	210,000	154,043
Japan Retail Fund Investment Corp.	47	255,046
Kiwi Income Property Trust	256,418	195,856

Real Estate Investment Trusts (REITs) Total		604,945

Real Estate Management & Development – 3.7%
Hongkong Land Holdings Ltd.	67,000	289,705
Huaku Development Co., Ltd.	103,000	260,341
Leopalace21 Corp.	28,300	225,709
Swire Pacific Ltd., Class A	28,700	336,787

Real Estate Management & Development Total		1,112,542

Thrifts & Mortgage Finance – 0.7%
LIC Housing Finance Ltd.	12,223	195,413

Thrifts & Mortgage Finance Total		195,413

Financials Total		7,965,151

Health Care – 3.2%
Health Care Providers & Services – 0.7%
As One Corp.	10,800	204,988

Health Care Providers & Services Total		204,988

Pharmaceuticals – 2.5%
Astellas Pharma, Inc.	5,900	242,442
Santen Pharmaceutical Co., Ltd.	7,800	286,641
Takeda Pharmaceutical Co., Ltd.	5,600	233,275

Pharmaceuticals Total		762,358

Health Care Total		967,346

	Shares	Value ($)
Industrials – 12.6%
Commercial Services & Supplies – 0.8%
Aeon Delight Co., Ltd.	17,400	245,518

Commercial Services & Supplies Total		245,518

Construction & Engineering – 5.4%
COMSYS Holdings Corp.	23,800	259,372
CTCI Corp.	194,000	188,496
Macmahon Holdings Ltd.	507,514	304,791
Monadelphous Group Ltd.	14,763	174,005
NEC Networks & System Integration Corp.	22,000	299,793
Taikisha Ltd.	10,600	141,835
Toyo Engineering Corp.	75,000	253,541

Construction & Engineering Total		1,621,833

Electrical Equipment – 2.5%
Bharat Heavy Electricals Ltd.	5,181	249,751
Harbin Power Equipment Co., Ltd., Class H	186,000	173,715
Sumitomo Electric Industries Ltd.	23,900	310,034

Electrical Equipment Total		733,500

Industrial Conglomerates – 1.0%
Keppel Corp. Ltd.	53,000	302,755

Industrial Conglomerates Total		302,755

Machinery – 0.8%
Sintokogio Ltd.	31,900	241,843

Machinery Total		241,843

Road & Rail – 0.3%
Transport International Holdings Ltd.	32,921	94,162

Road & Rail Total		94,162

Trading Companies & Distributors – 0.6%
ITOCHU Corp.	27,000	177,098

Trading Companies & Distributors Total		177,098

Transportation Infrastructure – 1.2%
Sichuan Expressway Co., Ltd., Class H	280,000	110,151
Zhejiang Expressway Co., Ltd., Class H	278,000	242,470

Transportation Infrastructure Total		352,621

Industrials Total		3,769,330

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 13.3%
Computers & Peripherals – 0.8%
Wistron Corp.	132,631	246,781

Computers & Peripherals Total		246,781

Electronic Equipment, Instruments & Components – 2.9%
AU Optronics Corp.	110,420	107,334
FUJIFILM Holdings Corp.	8,300	246,832
HON HAI Precision Industry Co., Ltd.	54,745	219,064
Venture Corp., Ltd.	48,000	305,051

Electronic Equipment, Instruments & Components Total		878,281

Internet Software & Services – 0.7%
Tencent Holdings Ltd.	12,000	192,961

Internet Software & Services Total		192,961

Office Electronics – 1.6%
Canon, Inc.	11,600	464,044

Office Electronics Total		464,044

Semiconductors & Semiconductor Equipment – 5.2%
Macronix International	523,000	288,080
Samsung Electronics Co., Ltd.	1,172	808,064
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,982	197,083
United Microelectronics Corp., ADR (a)	72,254	274,565

Semiconductors & Semiconductor Equipment Total		1,567,792

Software – 2.1%
Nintendo Co., Ltd.	1,300	332,407
NSD Co., Ltd.	27,400	294,367

Software Total		626,774

Information Technology Total		3,976,633

Materials – 10.4%
Chemicals – 2.9%
Capro Corp.	41,600	308,993
Kansai Paint Co., Ltd.	37,000	286,939
Shin-Etsu Chemical Co., Ltd.	4,500	275,050

Chemicals Total		870,982

Containers & Packaging – 1.1%
Toyo Seikan Kaisha Ltd.	16,200	310,191

Containers & Packaging Total		310,191

Metals & Mining – 6.4%
BHP Billiton Ltd.	20,679	683,347
BlueScope Steel Ltd.	111,250	284,972

	Shares	Value ($)
China Zhongwang Holdings Ltd. (a)	245,600	239,193
Freeport-McMoRan Copper & Gold, Inc.	3,219	220,855
Tokyo Steel Manufacturing Co., Ltd.	21,300	259,298
Yamato Kogyo Co., Ltd.	8,300	232,078

Metals & Mining Total		1,919,743

Materials Total		3,100,916

Telecommunication Services – 4.8%
Diversified Telecommunication Services – 2.3%
Chunghwa Telecom Co., Ltd., ADR	17,677	318,893
Nippon Telegraph & Telephone Corp.	8,100	373,909

Diversified Telecommunication Services Total		692,802

Wireless Telecommunication Services – 2.5%
China Mobile Ltd., ADR	3,631	178,318
Philippine Long Distance Telephone Co., ADR	3,719	191,157
SK Telecom Co., Ltd.	719	111,721
Softbank Corp.	12,700	277,268

Wireless Telecommunication Services Total		758,464

Telecommunication Services Total		1,451,266

Utilities – 4.3%
Electric Utilities – 1.3%
CESC Ltd.	23,846	192,768
Okinawa Electric Power Co., Inc.	3,500	208,471

Electric Utilities Total		401,239

Gas Utilities – 1.6%
Tokyo Gas Co., Ltd.	59,000	244,801
Xinao Gas Holdings Ltd.	114,000	225,751

Gas Utilities Total		470,552

Independent Power Producers & Energy Traders – 0.5%
Energy Development Corp.	1,376,000	136,089

Independent Power Producers & Energy Traders Total		136,089

Water Utilities – 0.9%
Guangdong Investment Ltd.	546,000	267,328

Water Utilities Total		267,328

Utilities Total		1,275,208

Total Common Stocks (cost of $25,550,052)		29,035,924

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2009 (Unaudited)

Investment Companies – 2.9%

	Shares	Value ($)
iShares MSCI Emerging Markets Index Fund	8,708	338,828
iShares MSCI Japan Index Fund	34,331	341,250
iShares MSCI Pacific ex-Japan Index Fund	4,204	170,388

Total Investment Companies (cost of $806,528)		850,466

Purchased Call Option – 0.0%
	Units
Volatility Index
Strike Price: $22.50 Expiring: 11/21/09	1,800	10,260

Total Purchased Call Option (cost of $11,197)		10,260

Total Investments – 99.9% (cost of $26,367,777) (b)		29,896,650

Other Assets & Liabilities, Net – 0.1%		32,659

Net Assets – 100.0%		29,929,309

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $26,367,777.

The following table summarizes the inputs used, as of September 30, 2009, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$3,396,888	$—	$3,396,888
Consumer Staples	—	1,670,911	—	1,670,911
Energy	—	1,462,275	—	1,462,275
Financials	289,705	7,675,446	—	7,965,151
Health Care	—	967,346	—	967,346
Industrials	—	3,769,330	—	3,769,330
Information Technology	471,648	3,504,985	—	3,976,633
Materials	220,855	2,880,061	—	3,100,916
Telecommunication Services	688,368	762,898	—	1,451,266
Utilities	—	1,275,208	—	1,275,208

Total Common Stocks	1,670,576	27,365,348	—	29,035,924

Total Investment Companies	850,466	—	—	850,466

Total Purchased Call Options	10,260	—	—	10,260

Total Investments	2,531,302	27,365,348	—	29,896,650

Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	92,324	—	92,324

Written Call Options	(432)	—	—	(432)

Total	$2,530,870	$27,457,672	$—	$29,988,542

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Pacific/Asia Fund

September 30, 2009 (Unaudited)

Equity Risk

At September 30, 2009, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Freeport McMoRan Copper & Gold, Inc. Total written call options (proceeds $560)	$80.0	16	10/17/09	$560	$432

For the six months ended September 30, 2009, transactions in written call option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at March 31, 2009	—	$—
Options written	54	1,486
Options terminated in closing purchase transactions	—	—
Options exercised	(22)	(638)
Options expired	(16)	(288)

Options outstanding at September 30, 2009	16	$560

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$962,909	$854,272	10/08/09	$108,637
IDR	366,430	347,656	10/08/09	18,774
JPY	208,664	201,757	10/08/09	6,907
KRW	61,874	59,661	10/08/09	2,213
MYR	469,973	452,447	10/08/09	17,526
PHP	62,118	59,845	10/08/09	2,273
THB	135,422	132,959	10/08/09	2,463

				$158,793

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	$46,734	$43,873	10/08/09	$(2,861)
INR	29,616	29,105	10/08/09	(511)
JPY	208,664	200,483	10/08/09	(8,181)
KRW	125,091	114,463	10/08/09	(10,628)
NZD	129,943	113,310	10/08/09	(16,633)
PHP	318,964	311,344	10/08/09	(7,620)
SGD	351,384	339,343	10/08/09	(12,041)
THB	433,619	431,092	10/08/09	(2,527)
TWD	297,382	291,915	10/08/09	(5,467)

				$(66,469)

The Fund was invested in the following countries at September 30, 2009:

Summary of Securities by Country	Value	% of Total Investments
Japan	$12,895,607	43.1
Australia	3,884,577	13.0
China	3,497,542	11.7
South Korea	2,477,939	8.3
Taiwan	2,299,801	7.7
India	1,199,262	4.0
Singapore	1,136,210	3.8
Hong Kong	720,654	2.4
United States*	740,332	2.5
Thailand	521,625	1.7
Philippines	327,245	1.1
New Zealand	195,856	0.7

	$29,896,650	100.0

* Includes investment companies.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities – Equity Funds

September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Blended Equity Fund	Columbia Energy and Natural Resources Fund	Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund
Assets
Unaffiliated investments, at identified cost	88,136,566	524,545,777	63,358,435	1,369,576,822
Affiliated investments, at identified cost	—	—	—	—

Total investments, at identified cost	88,136,566	524,545,777	63,358,435	1,369,576,822

Unaffiliated investments, at value	160,201,992	624,921,734	79,864,869	1,554,121,434
Affiliated investments, at value	—	—	—	—

Total investments, at value	160,201,992	624,921,734	79,864,869	1,554,121,434

Cash	819	274	828	244
Foreign currency (cost of $—, $—, $—, $—, $3, $—, $—, $1,052,948, $244,128 and $124,196, respectively)	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Receivable for:
Investments sold	2,262,336	6,202,130	—	—
Fund shares sold	605	1,809,117	59,483	10,792,069
Dividends	173,558	381,000	85,841	193,107
Interest	—	16	—	10
Foreign tax reclaims	—	14,244	—	352,818
Expense reimbursement due from investment advisor	—	—	9,167	—
Trustees’ deferred compensation plan	5,660	9,616	4,996	13,186
Prepaid expenses	16,129	31,600	14,024	41,273
Other assets	—	—	—	22,001

Total assets	162,661,099	633,369,731	80,039,208	1,565,536,142

Liabilities
Payable to custodian bank	—	—	—	—
Written options, at value (premium of $—, $—, $—, $—, $—, $—, $—, $—, $— and $560, respectively)	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Expense reimbursement due to investment advisor	389	—	—	—
Payable for:
Investments purchased	—	35,226,015	—	16,858,171
Fund shares repurchased	138,372	2,985,066	171,638	1,153,184
Foreign capital gains taxes withheld	—	—	—	—
Investment advisory fee	104,905	282,177	47,735	797,351
Administration fee	16,593	62,224	7,479	168,935
Pricing and bookkeeping fees	8,125	10,384	6,415	11,841
Transfer agent fee	55,903	304,407	45,182	5,232
Trustees’ fees	9,987	5,164	11	14
Audit fee	18,218	18,138	19,861	19,403
Custody fee	9,015	4,362	8,134	2,195
Distribution and service fees	170	17,374	903	58,790
Chief compliance officer expenses	218	270	209	262
Reports to shareholders	8,392	34,361	22,456	102
Loan	—	—	—	—
Interest	143	—	1	—
Trustees’ deferred compensation plan	5,660	9,616	4,996	13,186
Other liabilities	20,010	182,384	12,779	3,114

Total liabilities	396,100	39,141,942	347,799	19,091,780

Net Assets	162,264,999	594,227,789	79,691,409	1,546,444,362

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)	($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund	Columbia Emerging Markets Fund	Columbia International Growth Fund	Columbia Pacific/Asia Fund

105,782,492	439,278,282	5,161,642,176	230,438,638	164,161,474	26,367,777
—	—	239,419,677	—	—	—

105,782,492	439,278,282	5,401,061,853	230,438,638	164,161,474	26,367,777

138,593,999	549,803,400	6,224,830,631	374,675,138	189,365,353	29,896,650
—	—	252,440,000	—	—	—

138,593,999	549,803,400	6,477,270,631	374,675,138	189,365,353	29,896,650

561	249	1	771	—	—

3	—	—	1,069,959	248,243	125,098

—	—	—	—	1,851,305	158,793

162,307	2,813,905	—	1,031,929	3,834,029	113,594
2,500	1,141,231	5,504,754	77,524	4,557	289
117,890	140,400	8,613,896	571,143	590,584	155,490
1	1	—	—	—	—
7,846	—	342,058	3,235	334,760	—
8,688	—	—	29,789	34,404	14,299
6,435	9,230	88,798	10,562	7,795	3,909
15,823	34,514	423,617	50,467	31,685	7,457
—	—	—	—	—	—

138,916,053	553,942,930	6,492,243,755	377,520,517	196,302,715	30,475,579

—	—	—	—	25,613	24,304

—	—	—	—	—	432

—	—	—	—	1,547,442	66,469
—	—	—	—	—	—

116,412	5,200,583	25,800,347	2,584,029	1,890,518	76,459
275,005	293,815	8,168,224	439,709	515,802	246,521
—	—	—	1,060,367	—	39,132
90,010	330,832	3,122,192	361,636	172,450	25,509
14,163	57,989	798,246	53,600	29,783	2,349
7,782	10,305	12,419	9,330	9,004	5,190
23,603	263,700	4,174,683	448,191	103,339	10,008
989	1,426	86	12,395	1,831	19
18,735	19,449	21,767	13,433	19,428	8,827
17,776	1,765	302,716	280,991	47,581	24,772
546	6,825	125,857	1,617	271	464
159	261	1,159	200	210	236
16,457	75,966	377,423	108,832	44,579	9,354
—	—	—	—	1,200,000	—
—	—	1,920	102	245	—
6,435	9,230	88,798	10,562	7,795	3,909
14,821	16,137	159,643	32,438	34,921	2,316

602,893	6,288,283	43,155,480	5,417,432	5,650,812	546,270

138,313,160	547,654,647	6,449,088,275	372,103,085	190,651,903	29,929,309

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Equity Funds

September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Blended Equity Fund	Columbia Energy and Natural Resources Fund	Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund
Net Assets Consist of
Paid-in capital	97,282,702	659,215,898	72,785,293	1,661,569,841
Undistributed (overdistributed) net investment income	52,995	26,017	26,151	(2,460,760)
Accumulated net realized loss	(7,136,124)	(165,390,083)	(9,626,469)	(297,209,331)
Net unrealized appreciation (depreciation) on:
Investments	72,065,426	100,375,957	16,506,434	184,544,612
Foreign currency translations	—	—	—	—
Written options	—	—	—	—
Foreign capital gains tax	—	—	—	—

Net Assets	162,264,999	594,227,789	79,691,409	1,546,444,362

Class A
Net assets	$209,178	$41,780,238	$656,497	$308,379,115
Shares outstanding	9,866	2,227,087	48,632	32,557,864
Net asset value per share (a)	$21.20	$18.76	$13.50	$9.47
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$22.49	$19.90	$14.32	$10.05

Class C
Net assets	$161,649	$12,318,211	$248,570	$2,125,665
Shares outstanding	7,646	666,018	18,509	227,857
Net asset value and offering price per share (a)	$21.14	$18.50	$13.43	$9.33

Class R
Net assets	—	—	$1,451,966	$36,367
Shares outstanding	—	—	108,899	3,927
Net asset value, offering and redemption price per share	—	—	$13.33	$9.26

Class Z
Net assets	$161,894,172	$540,129,340	$77,334,376	$1,235,903,215
Shares outstanding	7,638,367	28,757,357	5,722,863	129,981,609
Net asset value, offering and redemption price per share	$21.19	$18.78	$13.51	$9.51

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)	($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund	Columbia Emerging Markets Fund	Columbia International Growth Fund	Columbia Pacific/Asia Fund

231,725,768	597,821,731	6,995,908,655	235,634,879	312,261,245	50,735,772

42,269	(538,218)	1,742,409	2,045,366	1,749,377	165,098
(126,267,389)	(160,153,984)	(1,624,784,161)	(8,818,688)	(148,899,194)	(24,556,646)

32,811,507	110,525,118	1,076,208,778	144,236,500	25,203,879	3,528,873
1,005	—	12,594	65,395	336,596	95,216
—	—	—	—	—	128
—	—	—	(1,060,367)	—	(39,132)

138,313,160	547,654,647	6,449,088,275	372,103,085	190,651,903	29,929,309

$1,564,049	$13,337,395	$248,435,970	$4,706,127	$347,724	$788,654
146,469	1,013,091	6,238,523	460,393	27,768	109,522
$10.68	$13.17	$39.82	$10.22	$12.52	$7.20
5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
$11.33	$13.97	$42.25	$10.84	$13.28	$7.64

$282,863	$954,292	$65,935,325	$931,605	$261,425	$405,043
26,668	73,610	1,655,941	91,748	20,943	56,702
$10.61	$12.96	$39.82	$10.15	$12.48	$7.14

—	$8,607,436	$53,926,550	—	—	—
—	669,079	1,354,896	—	—	—
—	$12.86	$39.80	—	—	—

$136,466,248	$524,755,524	$6,080,790,430	$366,465,353	$190,042,754	$28,735,612
12,787,335	39,721,173	152,795,214	35,881,197	15,174,558	3,987,680
$10.67	$13.21	$39.80	$10.21	$12.52	$7.21

See Accompanying Notes to Financial Statements.

Statements of Operations – Equity Funds

For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Blended Equity Fund	Columbia Energy and Natural Resources Fund	Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund
Investment Income
Dividends	1,507,599	3,568,359	557,306	3,948,539
Interest	625	22,083	118	18,857
Foreign taxes withheld	(16,690)	(82,580)	(513)	(162,543)

Total Investment Income	1,491,534	3,507,862	556,911	3,804,853

Expenses
Investment advisory fee	583,135	1,457,387	241,405	4,182,287
Administration fee	85,947	308,746	31,125	810,680
Distribution fee:
Class C	437	35,532	547	4,852
Class R	—	—	3,330	73
Service fee:
Class A	218	36,192	472	230,972
Class C	146	11,844	182	1,617
Pricing and bookkeeping fees	34,541	55,967	26,319	70,274
Transfer agent fee	43,915	384,365	48,910	710,966
Trustees’ fees	10,582	15,709	9,696	27,343
Custody fee	6,930	8,240	13,295	9,332
Registration fees	17,379	35,677	24,522	74,480
Audit fee	15,625	15,624	17,209	16,693
Reports to shareholders	24,522	74,201	32,298	57,129
Chief compliance officer expenses	366	366	366	457
Other expenses	19,368	36,350	16,087	61,825

Expenses before interest expense	843,111	2,476,200	465,763	6,258,980
Interest expense	350	—	—	—

Total Expenses	843,461	2,476,200	465,763	6,258,980
Fees waived or expenses reimbursed by investment advisor and/or administrator	(11,382)	—	(76,384)	—
Expense reductions	—	(7)	—	(1)

Net Expenses	832,079	2,476,193	389,379	6,258,979

Net Investment Income (Loss)	659,455	1,031,669	167,532	(2,454,126)

*	Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)	($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund	Columbia Emerging Markets Fund	Columbia International Growth Fund	Columbia Pacific/Asia Fund

1,113,110	2,132,058	74,601,827	5,454,989	3,831,312	512,496
932	3,787	3,025	2,070	419	55
(27,797)	—	(1,964,441)	(591,413)	(303,438)	(43,232)

1,086,245	2,135,845	72,640,411	4,865,646	3,528,293	469,319

521,775	1,696,089	17,256,154	1,826,603	878,046	109,639
74,915	286,142	4,244,038	274,748	151,974	8,041

975	3,250	207,110	2,206	776	1,242
—	18,507	120,033	—	—	—

1,751	12,668	269,706	3,356	357	562
325	1,083	69,037	735	259	414
34,839	53,258	72,105	48,686	38,269	26,962
17,522	410,630	3,551,340	106,960	76,676	12,913
11,795	16,180	142,874	15,573	13,159	8,252
27,738	6,221	398,702	218,867	94,299	58,991
21,768	36,416	135,474	28,630	13,349	15,550
16,142	16,693	19,285	17,357	17,727	19,020
23,239	71,547	562,741	88,563	35,136	19,581
274	366	1,186	274	274	366
25,951	39,449	410,594	42,810	24,564	12,494

779,009	2,668,499	27,460,379	2,675,368	1,344,865	294,027
126	—	8,332	964	375	—

779,135	2,668,499	27,468,711	2,676,332	1,345,240	294,027
(161,199)	—	—	(122,767)	(70,162)	(62,727)
— *	(3)	—	(2)	—	—

617,936	2,668,496	27,468,711	2,553,563	1,275,078	231,300

468,309	(532,651)	45,171,700	2,312,083	2,253,215	238,019

See Accompanying Notes to Financial Statements.

Statements of Operations (continued) – Equity Funds

For the Six Months Ended September 30, 2009 (Unaudited)

	($)	($)	($)	($)
	Columbia Blended Equity Fund	Columbia Energy and Natural Resources Fund	Columbia Mid Cap Core Fund	Columbia Select Large Cap Growth Fund
Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency
Net realized gain (loss) on:
Unaffiliated investments	14,613,670	36,852,608	5,924,023	(38,694,007)
Affiliated investments	—	—	—	—
Foreign currency transactions and forward foreign currency exchange contracts	(52)	(39,753)	43	—
Written options	—	—	—	—

Net realized gain (loss)	14,613,618	36,812,855	5,924,066	(38,694,007)
Net change in unrealized appreciation (depreciation) on:
Investments	26,533,654	110,185,935	19,437,742	367,076,188
Foreign currency translations and forward foreign currency exchange contracts	87	38,760	(40)	—
Written options	—	—	—	—
Foreign capital gains tax	—	—	—	—

Net change in unrealized appreciation (depreciation)	26,533,741	110,224,695	19,437,702	367,076,188

Net Gain	41,147,359	147,037,550	25,361,768	328,382,181

Net Increase Resulting from Operations	41,806,814	148,069,219	25,529,300	325,928,055

See Accompanying Notes to Financial Statements.

($)	($)	($)	($)	($)	($)
Columbia Select Opportunities Fund	Columbia Select Small Cap Fund	Columbia Value and Restructuring Fund	Columbia Emerging Markets Fund	Columbia International Growth Fund	Columbia Pacific/Asia Fund

5,653,580	(28,292,078)	(307,263,105)	26,496,315	(10,957,902)	(783,664)
—	(8,154,717)	(4,156,615)	—	—	—
(17,107)	—	(146,709)	(162,404)	372,164	103,048
—	—	—	—	—	288

5,636,473	(36,446,795)	(311,566,429)	26,333,911	(10,585,738)	(680,328)

41,332,828	197,938,741	2,537,032,640	115,560,369	66,549,183	11,881,392
9,572	—	32,010	80,064	66,794	51,318
—	—	—	—	—	128
—	—	—	(1,010,821)	—	(39,132)

41,342,400	197,938,741	2,537,064,650	114,629,612	66,615,977	11,893,706

46,978,873	161,491,946	2,225,498,221	140,963,523	56,030,239	11,213,378

47,447,182	160,959,295	2,270,669,921	143,275,606	58,283,454	11,451,397

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Equity Funds

Increase (Decrease) in Net Assets	Columbia Blended Equity Fund		Columbia Energy and Natural Resources Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income (loss)	659,455	1,885,312	1,031,669	579,329
Net realized gain (loss) on investments and foreign currency transactions	14,613,618	(21,792,871)	36,812,855	(200,239,054)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	26,533,741	(82,621,897)	110,224,695	(127,871,834)

Net increase (decrease) resulting from operations	41,806,814	(102,529,456)	148,069,219	(327,531,559)

Distributions to Shareholders
From net investment income:
Class A	(631)	(474)	(29,445)	—
Class C	(40)	(19)	—	—
Class R	—	—	—	—
Class Z	(733,191)	(1,756,076)	(1,492,249)	—
From net realized gains:
Class A	—	(1,523)	—	(213,683)
Class C	—	(2,089)	—	(49,859)
Class R	—	—	—	—
Class Z	—	(21,465,963)	—	(11,867,954)

Total distributions to shareholders	(733,862)	(23,226,144)	(1,521,694)	(12,131,496)

Net Capital Stock Transactions	(18,944,414)	(26,011,260)	86,668,665	(18,201,727)
Increase from regulatory settlements	25,685	—	35,194	—

Total increase (decrease) in net assets	22,154,223	(151,766,860)	233,251,384	(357,864,782)

Net Assets
Beginning of period	140,110,776	291,877,636	360,976,405	718,841,187
End of period	162,264,999	140,110,776	594,227,789	360,976,405
Undistributed (overdistributed) net investment income at end of period	52,995	127,402	26,017	516,042

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Core Fund		Columbia Select Large Cap Growth Fund		Columbia Select Opportunities Fund
(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)

167,532	931,792	(2,454,126)	(3,690,244)	468,309	2,255,306

5,924,066	(15,557,397)	(38,694,007)	(177,939,043)	5,636,473	(131,808,483)

19,437,702	(80,732,239)	367,076,188	(309,588,130)	41,342,400	(46,488,945)

25,529,300	(95,357,844)	325,928,055	(491,217,417)	47,447,182	(176,042,122)

(741)	(876)	—	—	(3,802)	(10,165)
(29)	(144)	—	—	(52)	(914)
(1,910)	(5,496)	—	—	—	—
(238,423)	(793,378)	—	—	(519,550)	(2,305,877)

—	(59)	—	—	—	(20,990)
—	(43)	—	—	—	(2,859)
—	(4,852)	—	—	—	—
—	(546,197)	—	—	—	(5,524,841)

(241,103)	(1,351,045)	—	—	(523,404)	(7,865,646)

(10,546,740)	(85,989,212)	402,846,152	367,737,435	(44,416,010)	(69,072,002)
—	—	—	13,882	—	—

14,741,457	(182,698,101)	728,774,207	(123,466,100)	2,507,768	(252,979,770)

64,949,952	247,648,053	817,670,155	941,136,255	135,805,392	388,785,162
79,691,409	64,949,952	1,546,444,362	817,670,155	138,313,160	135,805,392

26,151	99,722	(2,460,760)	(6,634)	42,269	97,364

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Columbia Equity Funds

Increase (Decrease) in Net Assets	Columbia Select Small Cap Fund		Columbia Value and Restructuring Fund
	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations
Net investment income (loss)	(532,651)	(1,726,692)	45,171,700	112,153,414
Net realized gain (loss) on investments, written options, foreign currency transactions and forward foreign currency exchange contracts	(36,446,795)	(122,425,320)	(311,566,429)	(1,176,931,945)
Net change in unrealized appreciation (depreciation) on investments, written options, foreign currency translations, forward foreign currency exchange contracts and foreign capital gains tax	197,938,741	(155,761,126)	2,537,064,650	(3,893,787,563)

Net increase (decrease) resulting from operations	160,959,295	(279,913,138)	2,270,669,921	(4,958,566,094)

Distributions to Shareholders
From net investment income:
Class A	—	—	(1,428,030)	(2,899,712)
Class C	—	—	(160,131)	(292,782)
Class R	—	—	(255,130)	(480,565)
Class Z	—	—	(42,427,775)	(108,747,976)
From net realized gains:
Class A	—	(303,623)	—	(83,311)
Class C	—	(70,804)	—	(18,779)
Class R	—	(241,850)	—	(18,992)
Class Z	—	(20,518,422)	—	(3,904,858)

Total distributions to shareholders	—	(21,134,699)	(44,271,066)	(116,446,975)

Net Capital Stock Transactions	51,439,652	(52,896,968)	(370,841,652)	563,439,037
Redemption Fees	—	—	—	—
Increase from Regulatory Settlements	18,764	146,495	—	47,297

Total increase (decrease) in net assets	212,417,711	(353,798,310)	1,855,557,203	(4,511,526,735)

Net Assets
Beginning of period	335,236,936	689,035,246	4,593,531,072	9,105,057,807
End of period	547,654,647	335,236,936	6,449,088,275	4,593,531,072
Undistributed (overdistributed) net investment income at end of period	(538,218)	(5,567)	1,742,409	841,775

See Accompanying Notes to Financial Statements.

Columbia Emerging Markets Fund		Columbia International Growth Fund		Columbia Pacific/Asia Fund
(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)	(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)

2,312,083	5,544,814	2,253,215	7,046,287	238,019	882,424

26,333,911	(36,231,703)	(10,585,738)	(139,221,928)	(680,328)	(23,610,363)

114,629,612	(315,836,860)	66,615,977	(105,883,949)	11,893,706	(8,320,223)

143,275,606	(346,523,749)	58,283,454	(238,059,590)	11,451,397	(31,048,162)

(18,098)	—	(2,219)	(289)	(1,477)	(594)
—	—	—	(19)	—	(45)
—	—	—	—	—	—
(3,205,864)	—	(2,044,589)	(1,132,296)	(176,814)	(480,114)

—	(513,878)	—	(3,433)	—	(5,615)
—	(84,665)	—	(602)	—	(1,401)
—	—	—	—	—	—
—	(137,101,297)	—	(35,191,377)	—	(14,738,370)

(3,223,962)	(137,699,840)	(2,046,808)	(36,328,016)	(178,291)	(15,226,139)

(6,526,146)	(293,665,421)	(31,819,068)	(195,593,367)	(6,356,964)	(46,647,878)
6,585	55,618	667	9,839	184	576
—	—	4,667	150,489	79,506	—

133,532,083	(777,833,392)	24,422,912	(469,820,645)	4,995,832	(92,921,603)

238,571,002	1,016,404,394	166,228,991	636,049,636	24,933,477	117,855,080
372,103,085	238,571,002	190,651,903	166,228,991	29,929,309	24,933,477

2,045,366	2,957,245	1,749,377	1,542,970	165,098	105,370

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Blended Equity Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	5,368	99,615	13,948	264,716
Distributions reinvested	32	631	84	1,996
Redemptions	(5,489)	(99,185)	(4,425)	(90,083)

Net increase (decrease)	(89)	1,061	9,607	176,629

Class C
Subscriptions	4,628	87,965	3,298	69,597
Distributions reinvested	2	40	79	2,108
Redemptions	(536)	(9,779)	(173)	(2,626)

Net increase	4,094	78,226	3,204	69,079

Class Z
Subscriptions	98,254	1,824,859	1,069,699	25,352,681
Distributions reinvested	19,868	387,351	461,476	12,021,012
Redemptions	(1,112,568)	(21,235,911)	(3,046,571)	(63,630,661)

Net decrease	(994,446)	(19,023,701)	(1,515,396)	(26,256,968)

See Accompanying Notes to Financial Statements.

	Columbia Energy and Natural Resources Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,298,815	21,860,907	1,521,512	31,235,608
Distributions reinvested	1,416	27,181	6,524	202,507
Redemptions	(309,288)	(5,198,906)	(500,903)	(9,514,854)

Net increase	990,943	16,689,182	1,027,133	21,923,261

Class C
Subscriptions	309,854	5,041,073	499,658	9,008,275
Distributions reinvested	—	—	1,512	46,686
Redemptions	(77,497)	(1,285,108)	(123,945)	(2,327,141)

Net increase	232,357	3,755,965	377,225	6,727,820

Class Z
Subscriptions	7,248,520	120,386,253	10,770,648	238,912,602
Distributions reinvested	66,461	1,134,657	318,342	9,884,506
Redemptions	(3,328,273)	(55,297,392)	(14,257,674)	(295,649,916)

Net increase (decrease)	3,986,708	66,223,518	(3,168,684)	(46,852,808)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Mid Cap Core Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	28,819	359,792	29,193	324,419
Distributions reinvested	63	705	92	917
Redemptions	(2,266)	(26,206)	(7,816)	(81,226)

Net increase	26,616	334,291	21,469	244,110

Class C
Subscriptions	11,449	138,718	7,728	79,136
Distributions reinvested	2	24	17	187
Redemptions	—	—	(1,234)	(13,294)

Net increase	11,451	138,742	6,511	66,029

Class R
Subscriptions	19,563	230,008	42,244	582,981
Distributions reinvested	175	1,910	763	10,348
Redemptions	(32,299)	(377,989)	(33,133)	(405,611)

Net increase (decrease)	(12,561)	(146,071)	9,874	187,718

Class Z
Subscriptions	367,538	4,311,685	911,865	14,180,439
Distributions reinvested	9,681	112,000	38,775	586,253
Redemptions	(1,309,253)	(15,297,387)	(7,724,000)	(101,253,761)

Net decrease	(932,034)	(10,873,702)	(6,773,360)	(86,487,069)

See Accompanying Notes to Financial Statements.

	Columbia Select Large Cap Growth Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	22,384,425	190,968,179	13,464,242	95,140,472
Redemptions	(1,792,126)	(15,570,141)	(1,688,190)	(12,586,524)

Net increase	20,592,299	175,398,038	11,776,052	82,553,948

Class C
Subscriptions	138,195	1,186,276	144,439	1,322,856
Redemptions	(19,626)	(159,723)	(56,309)	(424,734)

Net increase	118,569	1,026,553	88,130	898,122

Class R
Subscriptions	577	4,904	21,445	229,371
Redemptions	(26)	(208)	(20,076)	(138,787)

Net increase	551	4,696	1,369	90,584

Class Z
Subscriptions	39,360,391	335,124,111	70,056,832	674,697,263
Redemptions	(12,835,163)	(108,707,246)	(49,639,020)	(390,502,482)

Net increase	26,525,228	226,416,865	20,417,812	284,194,781

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Select Opportunities Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	26,170	236,674	245,159	3,043,457
Distributions reinvested	374	3,447	2,140	25,070
Redemptions	(24,010)	(226,759)	(126,113)	(1,000,311)

Net increase	2,534	13,362	121,186	2,068,216

Class C
Subscriptions	1,351	12,503	51,047	626,053
Distributions reinvested	2	17	216	2,718
Redemptions	(6,319)	(55,548)	(21,565)	(175,467)

Net increase (decrease)	(4,966)	(43,028)	29,698	453,304

Class Z
Subscriptions	257,910	2,386,820	6,840,043	81,210,244
Distributions reinvested	12,732	118,650	192,085	2,503,567
Redemptions	(5,135,853)	(46,891,814)	(17,201,779)	(155,307,333)

Net decrease	(4,865,211)	(44,386,344)	(10,169,651)	(71,593,522)

See Accompanying Notes to Financial Statements.

	Columbia Select Small Cap Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	404,200	4,499,365	1,329,317	18,172,202
Distributions reinvested	—	—	19,688	303,392
Redemptions	(126,135)	(1,432,089)	(826,731)	(8,579,057)

Net increase	278,065	3,067,276	522,274	9,896,537

Class C
Subscriptions	11,982	138,901	38,874	527,059
Distributions reinvested	—	—	4,609	70,656
Redemptions	(56,804)	(581,963)	(55,600)	(595,536)

Net increase (decrease)	(44,822)	(443,062)	(12,117)	2,179

Class R
Subscriptions	101,246	1,131,761	343,592	4,176,248
Distributions reinvested	—	—	15,995	241,850
Redemptions	(87,383)	(978,020)	(138,198)	(1,724,888)

Net increase	13,863	153,741	221,389	2,693,210

Class Z
Subscriptions	9,588,539	108,265,182	11,301,343	145,607,901
Distributions reinvested	—	—	695,997	10,732,107
Redemptions	(5,227,259)	(59,603,485)	(18,522,626)	(221,828,902)

Net increase (decrease)	4,361,280	48,661,697	(6,525,286)	(65,488,894)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Value and Restructuring Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,444,963	49,617,143	7,544,325	350,530,429
Distributions reinvested	38,713	1,357,432	82,462	2,837,030
Redemptions	(1,406,354)	(48,182,747)	(2,943,227)	(92,566,890)

Net increase	77,322	2,791,828	4,683,560	260,800,569

Class C
Subscriptions	286,972	9,959,824	1,655,495	78,563,854
Distributions reinvested	3,888	131,442	8,192	252,762
Redemptions	(157,928)	(5,520,180)	(402,283)	(12,919,203)

Net increase	132,932	4,571,086	1,261,404	65,897,413

Class R
Subscriptions	171,372	5,786,510	1,094,672	47,511,730
Distributions reinvested	7,348	255,130	14,870	499,301
Redemptions	(244,014)	(8,223,071)	(337,014)	(13,176,051)

Net increase (decrease)	(65,294)	(2,181,431)	772,528	34,834,980

Class Z
Subscriptions	14,227,378	482,651,673	60,774,982	2,515,699,893
Distributions reinvested	930,618	32,680,373	2,397,249	88,424,717
Redemptions	(26,644,204)	(891,355,181)	(70,849,326)	(2,402,218,535)

Net increase (decrease)	(11,486,208)	(376,023,135)	(7,677,095)	201,906,075

See Accompanying Notes to Financial Statements.

	Columbia Emerging Markets Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	365,834	3,173,626	230,578	3,009,480
Distributions reinvested	1,990	16,016	38,222	484,281
Redemptions	(50,273)	(417,815)	(208,280)	(1,853,707)

Net increase	317,551	2,771,827	60,520	1,640,054

Class C
Subscriptions	61,070	521,560	36,604	332,966
Distributions reinvested	—	—	6,377	80,541
Redemptions	(7,462)	(65,337)	(35,521)	(339,357)

Net increase	53,608	456,223	7,460	74,150

Class Z
Subscriptions	5,762,403	49,033,049	10,504,267	91,945,466
Distributions reinvested	309,384	2,484,351	7,919,385	100,338,612
Redemptions	(7,150,157)	(61,271,596)	(49,364,298)	(487,663,703)

Net decrease	(1,078,370)	(9,754,196)	(30,940,646)	(295,379,625)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia International Growth Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	4,290	49,250	27,985	339,801
Distributions reinvested	207	2,196	212	3,722
Redemptions	(1,293)	(14,674)	(4,165)	(42,238)

Net increase	3,204	36,772	24,032	301,285

Class C
Subscriptions	4,735	52,732	16,682	172,894
Distributions reinvested	—	—	36	621
Redemptions	(1,042)	(9,713)	—	—

Net increase	3,693	43,019	16,718	173,515

Class Z
Subscriptions	856,491	9,291,134	1,961,918	26,327,271
Distributions reinvested	51,661	548,127	710,211	12,442,903
Redemptions	(3,752,089)	(41,738,120)	(18,489,612)	(234,838,341)

Net decrease	(2,843,937)	(31,898,859)	(15,817,483)	(196,068,167)

See Accompanying Notes to Financial Statements.

	Columbia Pacific/Asia Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	77,180	491,319	34,723	185,444
Distributions reinvested	237	1,440	767	6,209
Redemptions	(4,094)	(26,923)	(353)	(1,671)

Net increase	73,323	465,836	35,137	189,982

Class C
Subscriptions	7,575	47,233	58,001	299,319
Distributions reinvested	—	—	179	1,446
Redemptions	(615)	(3,477)	(9,500)	(39,521)

Net increase	6,960	43,756	48,680	261,244

Class Z
Subscriptions	65,457	415,201	150,707	1,071,918
Distributions reinvested	13,143	79,780	773,939	6,268,905
Redemptions	(1,165,873)	(7,361,537)	(8,354,699)	(54,439,927)

Net decrease	(1,087,273)	(6,866,556)	(7,430,053)	(47,099,104)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$16.21		$28.76		$28.76

Income from Investment Operations:
Net investment income (loss) (b)	0.05		0.12		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	5.01		(10.40)		—	(c)

Total from investment operations	5.06		(10.28)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.13)		—
From net realized gains	—		(2.14)		—

Total distributions to shareholders	(0.07)		(2.27)		—

Increase from Regulatory Settlements	—	(c)	—		—

Net Asset Value, End of Period	$21.20		$16.21		$28.76
Total return (d)(e)	31.25	%(f)	(38.73)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.32	%(h)	1.30	%(g)	1.35	%(g)(h)
Interest expense (i)	—	%(h)	—%		—	%(h)
Net expenses	1.32	%(h)	1.30	%(g)	1.35	%(g)(h)
Waiver/Reimbursement	0.01	%(h)	0.05%		0.09	%(h)
Net investment income (loss)	0.53	%(h)	0.66	%(g)	(1.32	)%(g)(h)
Portfolio turnover rate	43	%(f)	41%		10	%(f)
Net assets, end of period (000s)	$209		$161		$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$16.17		$28.76		$28.76

Income from Investment Operations:
Net investment loss (b)	(0.02)		—	(c)	—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	5.00		(10.43)		—	(c)

Total from investment operations	4.98		(10.43)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.02)		—
From net realized gains	—		(2.14)		—

Total distributions to shareholders	(0.01)		(2.16)		—

Increase from Regulatory Settlements	—	(c)	—		—

Net Asset Value, End of Period	$21.14		$16.17		$28.76
Total return (d)(e)	30.77	%(f)	(39.20)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.07	%(h)	2.05	%(g)	2.10	%(g)(h)
Interest expense (i)	—	%(h)	—%		—	%(h)
Net expenses	2.07	%(h)	2.05	%(g)	2.10	%(g)(h)
Waiver/Reimbursement	0.01	%(h)	0.05%		0.09	%(h)
Net investment loss	(0.18	)%(h)	(0.02	)%(g)	(2.07	)%(g)(h)
Portfolio turnover rate	43	%(f)	41%		10	%(f)
Net assets, end of period (000s)	$162		$57		$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Blended Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)		2007		2006 (b)		2005 (b)
Net Asset Value, Beginning of Period	$16.20		$28.76		$35.36		$37.27		$36.12		$33.64

Income from Investment Operations:
Net investment income (c)	0.08		0.19		0.23		0.25		0.19		0.30
Net realized and unrealized gain (loss) on investments and foreign currency	5.00		(10.43)		0.47		3.61		3.67		2.66

Total from investment operations	5.08		(10.24)		0.70		3.86		3.86		2.96

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.18)		(0.29)		(0.23)		(0.21)		(0.28)
From net realized gains	—		(2.14)		(7.01)		(5.54)		(2.50)		(0.20)

Total distributions to shareholders	(0.09)		(2.32)		(7.30)		(5.77)		(2.71)		(0.48)

Increase from Regulatory Settlements	—	(d)	—		—		—		—		—

Net Asset Value, End of Period	$21.19		$16.20		$28.76		$35.36		$37.27		$36.12
Total return (e)(f)	31.42	%(g)	(38.61)%		0.35	%(h)	10.66%		11.10%		8.85%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.07	%(j)	1.05	%(i)	1.11	%(i)	1.10	%(i)	1.08	%(i)	1.05	%(i)
Interest expense	—	%(j)(k)	—	%(k)	0.01%		—		—		—
Net expenses	1.07	%(j)	1.05	%(i)	1.10	%(i)	1.10	%(i)	1.08	%(i)	1.05	%(i)
Waiver/Reimbursement	0.01	%(j)	0.05%		0.13%		0.11%		0.13%		0.19%
Net investment income	0.85	%(j)	0.85	%(i)	0.66	%(i)	0.68	%(i)	0.53	%(i)	0.86	%(i)
Portfolio turnover rate	43	%(g)	41%		10%		10%		22%		19%
Net assets, end of period (000s)	$161,894		$139,892		$291,858		$401,023		$460,309		$466,903

(a)	On March 31, 2008, Shares class of Blended Equity Fund, a series of Excelsior Funds, Inc., was reorganized into Class Z. The financial information of the Fund’s Class Z includes the financial information of Blended Equity Fund’s Shares class.

(b)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$13.62		$25.49		$27.64

Income from Investment Operations:
Net investment income (loss) (b)	0.01		(0.01)		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	5.14		(11.46)		1.72

Total from investment operations	5.15		(11.47)		1.72

Less Distributions to Shareholders:
From net investment income	(0.01)		—		—
From net realized gains	—		(0.40)		(3.87)

Total distributions to shareholders	(0.01)		(0.40)		(3.87)

Increase from Regulatory Settlements	—	(c)	—		—

Net Asset Value, End of Period	$18.76		$13.62		$25.49
Total return (e)	37.84	%(f)	(45.88	)%(d)	6.82	%(d)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.23	%(h)	1.24%		1.07	%(h)
Interest expense	—		—		—	%(h)(i)
Net expenses (g)	1.23	%(h)	1.24%		1.07	%(h)
Waiver/Reimbursement	—		0.04%		0.05	%(h)
Net investment income (loss) (g)	0.15	%(h)	(0.03)%		(0.02	)%(h)
Portfolio turnover rate	252	%(f)	484%		198	%(f)
Net assets, end of period (000s)	$41,780		$16,842		$5,328

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$13.47		$25.40		$27.64

Income from Investment Operations:
Net investment loss (b)	(0.05)		(0.13)		(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	5.08		(11.40)		1.73

Total from investment operations	5.03		(11.53)		1.63

Less Distributions to Shareholders:
From net realized gains	—		(0.40)		(3.87)

Increase from Regulatory Settlements	—	(c)	—		—

Net Asset Value, End of Period	$18.50		$13.47		$25.40
Total return (e)	37.34	%(f)	(46.29	)%(d)	6.45	%(d)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.98	%(h)	1.99%		1.82	%(h)
Interest expense	—		—		—	%(h)(i)
Net expenses (g)	1.98	%(h)	1.99%		1.82	%(h)
Waiver/Reimbursement	—		0.04%		0.05	%(h)
Net investment loss (g)	(0.59	)%(h)	(0.73)%		(0.78	)%(h)
Portfolio turnover rate	252	%(f)	484%		198	%(f)
Net assets, end of period (000s)	$12,318		$5,843		$1,433

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Energy and Natural Resources Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)		2007		2006 (b)	2005 (b)
Net Asset Value, Beginning of Period	$13.66		$25.49		$23.30		$25.99		$22.34	$16.45

Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.02		0.01		0.06		— (d)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	5.13		(11.45)		6.08		2.50		9.04	6.99

Total from investment operations	5.17		(11.43)		6.09		2.56		9.04	7.01

Less Distributions to Shareholders:
From net investment income	(0.05)		—		(0.03)		(0.06)		—	(0.05)
From net realized gains	—		(0.40)		(3.87)		(5.19)		(5.39)	(1.07)

Total distributions to shareholders	(0.05)		(0.40)		(3.90)		(5.25)		(5.39)	(1.12)

Increase from Regulatory Settlements	—	(d)	—		—		—		—	—

Net Asset Value, End of Period	$18.78		$13.66		$25.49		$23.30		$25.99	$22.34
Total return (e)	37.92	%(f)	(45.72	)%(g)	26.84	%(g)	10.84	%(g)	41.42%	43.97	%(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.98	%(i)	0.99%		1.07%		1.12%		1.13%	1.10%
Interest expense	—		—		—	%(j)	—		—	—
Net expenses (h)	0.98	%(i)	0.99%		1.07%		1.12%		1.13%	1.10%
Waiver/Reimbursement	—		0.04%		0.04%		0.01%		—	0.05%
Net investment income (loss) (h)	0.46	%(i)	0.11%		0.05%		0.25%		(0.01)%	0.12%
Portfolio turnover rate	252	%(f)	484%		198%		279%		234%	111%
Net assets, end of period (000s)	$540,129		$338,292		$712,080		$497,676		$522,506	$292,333

(a)	On March 31, 2008, Shares class of Energy and Natural Resources Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Energy and Natural Resources Fund’s Shares class.

(b)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01% except for the year ended March 31, 2007, which had an impact of 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$9.54		$18.29		$18.29

Income from Investment Operations:
Net investment income (loss) (b)	0.01		0.08		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.98		(8.72)		—	(c)

Total from investment operations	3.99		(8.64)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.03)		(0.07)		—
From net realized gains	—		(0.04)		—

Total distributions to shareholders	(0.03)		(0.11)		—

Net Asset Value, End of Period	$13.50		$9.54		$18.29
Total return (d)(e)	41.83	%(f)	(47.44)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.28	%(g)	1.26	%(h)	1.10	%(g)(h)
Interest expense	—		—	%(i)	—	%(g)(i)
Net expenses	1.28	%(g)	1.26	%(h)	1.10	%(g)(h)
Waiver/Reimbursement	0.21	%(g)	0.05%		0.05	%(g)
Net investment income (loss)	0.23	%(g)	0.81	%(h)	(1.10	)%(g)(h)
Portfolio turnover rate	86	%(f)	111%		16	%(f)
Net assets, end of period (000s)	$656		$210		$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$9.50		$18.29		$18.29

Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.01)		—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.96		(8.72)		—	(c)

Total from investment operations	3.93		(8.73)		—	(c)

Less Distributions to Shareholders:
From net investment income	—	(c)	(0.02)		—
From net realized gains	—		(0.04)		—

Total distributions to shareholders	—	(c)	(0.06)		—

Net Asset Value, End of Period	$13.43		$9.50		$18.29
Total return (d)(e)	41.40	%(f)	(47.83)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.03	%(g)	2.01	%(h)	1.85	%(g)(h)
Interest expense	—		—	%(i)	—	%(g)(i)
Net expenses	2.03	%(g)	2.01	%(h)	1.85	%(g)(h)
Waiver/Reimbursement	0.21	%(g)	0.05%		0.05	%(g)
Net investment loss	(0.54	)%(g)	(0.06	)%(h)	(1.85	)%(g)(h)
Portfolio turnover rate	86	%(f)	111%		16	%(f)
Net assets, end of period (000s)	$249		$67		$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class R Shares	2009		2009		2008 (a)		2007		2006 (b)		2005 (b)(c)
Net Asset Value, Beginning of Period	$9.42		$18.10		$21.48		$19.62		$16.78		$17.26

Income from Investment Operations:
Net investment income (loss) (d)	(0.01)		0.02		(0.03)		0.70		(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.94		(8.61)		(2.55)		1.16		2.90		(0.47)

Total from investment operations	3.93		(8.59)		(2.58)		1.86		2.84		(0.48)

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.05)		(0.29)		—		—		—
From net realized gains	—		(0.04)		(0.51)		—	(e)	—		—

Total distributions to shareholders	(0.02)		(0.09)		(0.80)		—	(e)	—		—

Net Asset Value, End of Period	$13.33		$9.42		$18.10		$21.48		$19.62		$16.78
Total return (f)	41.72	%(g)(h)	(47.62	)%(g)	(12.56	)%(g)	9.48	%(g)	16.92%		(3.01	)%(g)(h)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.53	%(i)	1.51	%(j)	1.60	%(j)	1.61	%(j)	1.46	%(j)	1.56	%(i)(j)
Interest expense	—		—	%(k)	—	%(k)	—		—		—
Net expenses	1.53	%(i)	1.51	%(j)	1.60	%(j)	1.61	%(j)	1.46	%(j)	1.56	%(i)(j)
Waiver/Reimbursement	0.21	%(i)	0.05%		0.04%		0.03%		—		0.10	%(i)
Net investment income (loss)	(0.04	)%(i)	0.14	%(j)	(0.13	)%(j)	3.38	%(j)	(0.34	)%(j)	(0.13	)%(i)(j)
Portfolio turnover rate	86	%(h)	111%		16%		25%		23%		28	%(h)
Net assets, end of period (000s)	$1,452		$1,145		$2,020		$1,097		$1		$1

(a)	On March 31, 2008, Retirement Shares class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Mid Cap Value and Restructuring Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 and the period ended March 31, 2005 were audited by other auditors.

(c)	Mid Cap Value and Restructuring Fund’s Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)		2007		2006 (c)		2005 (c)
Net Asset Value, Beginning of Period	$9.55		$18.29		$21.61		$19.64		$16.77		$15.75

Income from Investment Operations:
Net investment income (d)	0.03		0.09		0.10		0.23		—	(e)	0.23
Net realized and unrealized gain (loss) on investments and foreign currency	3.97		(8.71)		(2.59)		1.75		2.90		1.02

Total from investment operations	4.00		(8.62)		(2.49)		1.98		2.90		1.25

Less Distributions to Shareholders:
From net investment income	(0.04)		(0.08)		(0.32)		(0.01)		(0.03)		(0.23)
From net realized gains	—		(0.04)		(0.51)		—	(e)	—		—

Total distributions to shareholders	(0.04)		(0.12)		(0.83)		(0.01)		(0.03)		(0.23)

Net Asset Value, End of Period	$13.51		$9.55		$18.29		$21.61		$19.64		$16.77
Total return (f)	41.95	%(g)(h)	(47.32	)%(h)	(12.08	)%(h)	10.07%		17.32%		7.93	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.03	%(i)	1.01	%(j)	1.10	%(j)	1.13	%(j)	1.13	%(j)	1.06	%(j)
Interest expense	—		—	%(k)	—	%(k)	—		—		—
Net expenses	1.03	%(i)	1.01	%(j)	1.10	%(j)	1.13	%(j)	1.13	%(j)	1.06	%(j)
Waiver/Reimbursement	0.21	%(i)	0.05%		0.04%		—		—		0.10%
Net investment income	0.46	%(i)	0.59	%(j)	0.47	%(j)	1.12	%(j)	0.02	%(j)	1.42	%(j)
Portfolio turnover rate	86	%(g)	111%		16%		25%		23%		28%
Net assets, end of period (000s)	$77,334		$63,528		$245,608		$294,452		$237,531		$214,844

(a)	On March 31, 2008, Shares class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Mid Cap Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Mid Cap Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$7.06		$11.30		$12.18

Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments	2.44		(4.18)		(0.83)

Total from investment operations	2.41		(4.24)		(0.88)

Increase from Regulatory Settlements	—		—	(c)	—

Net Asset Value, End of Period	$9.47		$7.06		$11.30
Total return (f)	34.14	%(e)	(37.52	)%(d)	(7.22	)%(d)(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.27	%(h)	1.28%		1.16	%(h)
Interest expense	—		—	%(i)	—
Net expenses (g)	1.27	%(h)	1.28%		1.16	%(h)
Waiver/Reimbursement	—		0.05%		0.05	%(h)
Net investment loss (g)	(0.64	)%(h)	(0.77)%		(0.92	)%(h)
Portfolio turnover rate	13	%(e)	58%		39	%(e)
Net assets, end of period (000s)	$308,379		$84,493		$2,141

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$6.98		$11.26		$12.18

Income from Investment Operations:
Net investment loss (b)	(0.06)		(0.12)		(0.09)
Net realized and unrealized gain (loss) on investments	2.41		(4.16)		(0.83)

Total from investment operations	2.35		(4.28)		(0.92)

Increase from Regulatory Settlements	—		—	(c)	—

Net Asset Value, End of Period	$9.33		$6.98		$11.26
Total return (d)	33.67	%(e)	(38.01	)%(f)	(7.55	)%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	2.02	%(h)	2.03%		1.91	%(h)
Interest expense	—		—	%(i)	—
Net expenses (g)	2.02	%(h)	2.03%		1.91	%(h)
Waiver/Reimbursement	—		0.05%		0.05	%(h)
Net investment loss (g)	(1.37	)%(h)	(1.37)%		(1.59	)%(h)
Portfolio turnover rate	13	%(e)	58%		39	%(e)
Net assets, end of period (000s)	$2,126		$763		$238

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class R Shares	2009		2009		2008 (a)		2007		2006 (b)		2005 (b)(c)
Net Asset Value, Beginning of Period	$6.91		$11.09		$10.45		$9.82		$8.02		$8.49

Income from Investment Operations:
Net investment loss (d)	(0.04)		(0.07)		(0.14)		(0.12)		(0.11)		(0.03)
Net realized and unrealized gain (loss) on investments	2.39		(4.11)		0.78		0.75		1.91		(0.44)

Total from investment operations	2.35		(4.18)		0.64		0.63		1.80		(0.47)

Increase from Regulatory Settlements	—		—	(e)	—		—		—		—

Net Asset Value, End of Period	$9.26		$6.91		$11.09		$10.45		$9.82		$8.02
Total return (h)	34.01	%(g)	(37.69	)%(f)	6.12	%(f)	6.42	%(f)	22.44	%(f)	(5.54	)%(f)(g)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.52	%(j)	1.53%		1.66%		1.69%		1.70%		1.55	%(j)
Interest expense	—		—	%(k)	—		—		—		—
Net expenses (i)	1.52	%(j)	1.53%		1.66%		1.69%		1.70%		1.55	%(j)
Waiver/Reimbursement	—		0.05%		0.04%		0.01%		0.29%		0.23	%(j)
Net investment loss (i)	(0.87	)%(j)	(0.80)%		(1.22)%		(1.18)%		(1.20)%		(1.45	)%(j)
Portfolio turnover rate	13	%(g)	58%		39%		33%		24%		25	%(g)
Net assets, end of period (000s)	$36		$23		$22		$3		$3		$1

(a)	On March 31, 2008, Retirement Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of the Fund’s Class R shares includes the financial information of Large Cap Growth Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 and the period ended March 31, 2005 were audited by other auditors.

(c)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return at net asset value assuming all distributions reinvested.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Large Cap Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)		2007	2006 (c)		2005 (c)
Net Asset Value, Beginning of Period	$7.08		$11.30		$10.60		$9.91	$8.04		$7.71

Income from Investment Operations:
Net investment loss (d)	(0.02)		(0.03)		(0.08)		(0.07)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments	2.45		(4.19)		0.78		0.76	1.91		0.38

Total from investment operations	2.43		(4.22)		0.70		0.69	1.87		0.33

Increase from Regulatory Settlements	—		—	(e)	—		—	—		—

Net Asset Value, End of Period	$9.51		$7.08		$11.30		$10.60	$9.91		$8.04
Total return (f)	34.32	%(g)	(37.35	)%(h)	6.60	%(h)	6.96%	23.26	%(h)	4.28	%(h)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.02	%(j)	1.03%		1.16%		1.20%	1.10%		1.05%
Interest expense	—		—	%(k)	—		—	—		—
Net expenses (i)	1.02	%(j)	1.03%		1.16%		1.20%	1.10%		1.05%
Waiver/Reimbursement	—		0.05%		0.04%		—	0.13%		0.23%
Net investment loss (i)	(0.37	)%(j)	(0.38)%		(0.69)%		(0.68)%	(0.48)%		(0.59)%
Portfolio turnover rate	13	%(g)	58%		39%		33%	24%		25%
Net assets, end of period (000s)	$1,235,903		$732,391		$938,734		$718,424	$552,194		$210,060

(a)	On March 31, 2008, Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into Class Z. The financial information of Class Z includes the financial information of Large Cap Growth Fund’s Shares class.

(b)	On March 31, 2008, Large Cap Growth Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$7.62		$13.96		$15.80

Income from Investment Operations:
Net investment income (b)	0.02		0.06		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.06		(6.13)		(1.43)

Total from investment operations	3.08		(6.07)		(1.39)

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.08)		(0.04)
From net realized gains	—		(0.19)		(0.41)

Total distributions to shareholders	(0.02)		(0.27)		(0.45)

Net Asset Value, End of Period	$10.68		$7.62		$13.96
Total return (c)(d)	40.54	%(e)	(44.24)%		(9.07	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.13	%(g)	1.07%		1.05	%(g)
Interest expense	—	%(g)(h)	—	%(h)	—
Net expenses (f)	1.13	%(g)	1.07%		1.05	%(g)
Waiver/Reimbursement	0.23	%(g)	0.23%		0.17	%(g)
Net investment income (f)	0.40	%(g)	0.63%		0.55	%(g)
Portfolio turnover rate	77	%(e)	63%		27	%(e)
Net assets, end of period (000s)	$1,564		$1,097		$318

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$7.58		$13.93		$15.80

Income from Investment Operations:
Net investment income (loss) (b)	(0.02)		—	(c)	—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.05		(6.13)		(1.46)

Total from investment operations	3.03		(6.13)		(1.46)

Less Distributions to Shareholders:
From net investment income	—	(c)	(0.03)		—
From net realized gains	—		(0.19)		(0.41)

Total distributions to shareholders	—	(c)	(0.22)		(0.41)

Net Asset Value, End of Period	$10.61		$7.58		$13.93
Total return (d)(e)	40.00	%(f)	(44.69)%		(9.47	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.88	%(h)	1.82%		1.80	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—
Net expenses (g)	1.88	%(h)	1.82%		1.80	%(h)
Waiver/Reimbursement	0.23	%(h)	0.23%		0.17	%(h)
Net investment income (loss) (g)	(0.34	)%(h)	(0.03)%		0.01	%(h)
Portfolio turnover rate	77	%(f)	63%		27	%(f)
Net assets, end of period (000s)	$283		$240		$27

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)	2007	2006 (c)	2005 (c)
Net Asset Value, Beginning of Period	$7.62		$13.96		$14.17	$12.70	$10.98	$10.00

Income from Investment Operations:
Net investment income (d)	0.03		0.09		0.10	0.07	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	3.06		(6.14)		0.21	1.47	1.70	0.95

Total from investment operations	3.09		(6.05)		0.31	1.54	1.77	1.03

Less Distributions to Shareholders:
From net investment income	(0.04)		(0.10)		(0.11)	(0.07)	(0.05)	(0.04)
From net realized gains	—		(0.19)		(0.41)	—	—	(0.01)

Total distributions to shareholders	(0.04)		(0.29)		(0.52)	(0.07)	(0.05)	(0.05)

Net Asset Value, End of Period	$10.67		$7.62		$13.96	$14.17	$12.70	$10.98
Total return (e)(f)	40.57	%(g)	(44.11)%		1.89%	12.18%	16.16%	10.30%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.88	%(i)	0.82%		1.05%	1.04%	1.05%	1.05%
Interest expense	—	%(i)(j)	—	%(j)	—	—	—	—
Net expenses (h)	0.88	%(i)	0.82%		1.05%	1.04%	1.05%	1.05%
Waiver/Reimbursement	0.23	%(i)	0.23%		0.17%	0.20%	0.26%	0.54%
Net investment income (h)	0.68	%(i)	0.75%		0.64%	0.56%	0.57%	0.74%
Portfolio turnover rate	77	%(g)	63%		27%	11%	17%	13%
Net assets, end of period (000s)	$136,466		$134,468		$388,441	$277,877	$132,406	$43,579

(a)	On March 31, 2008, Shares class of Equity Opportunities Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class Z. The financial information of Fund’s Class Z includes the financial information of Equity Opportunities Fund’s Share class.

(b)	On March 31, 2008, Equity Opportunities Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01% except for the year ended March 31, 2007, which had an impact of 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$9.08		$16.15		$21.11

Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments	4.12		(6.53)		(3.43)

Total from investment operations	4.09		(6.59)		(3.48)

Less Distributions to Shareholders:
From net realized gains	—		(0.48)		(1.48)

Increase from Regulatory Settlements	—	(c)	—	(c)	—

Net Asset Value, End of Period	$13.17		$9.08		$16.15
Total return (d)	45.04	%(e)	(42.02	)%(f)	(17.38	)%(e)(f)(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.41	%(i)	1.36%		1.20	%(i)
Interest expense	—		—	%(j)	—	%(i)(j)
Net expenses (h)	1.41	%(i)	1.36%		1.20	%(i)
Waiver/Reimbursement	—		0.04%		0.05	%(i)
Net investment loss (h)	(0.50	)%(i)	(0.47)%		(0.67	)%(i)
Portfolio turnover rate	38	%(e)	67%		73	%(e)
Net assets, end of period (000s)	$13,337		$6,671		$3,436

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$8.97		$16.10		$21.11

Income from Investment Operations:
Net investment loss (b)	(0.07)		(0.17)		(0.12)
Net realized and unrealized gain (loss) on investments	4.06		(6.48)		(3.41)

Total from investment operations	3.99		(6.65)		(3.53)

Less Distributions to Shareholders:
From net realized gains	—		(0.48)		(1.48)

Increase from Regulatory Settlements	—	(c)	—	(c)	—

Net Asset Value, End of Period	$12.96		$8.97		$16.10
Total return (d)	44.48	%(e)	(42.53	)%(f)	(17.63	)%(e)(f)(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	2.16	%(i)	2.11%		1.95	%(i)
Interest expense	—		—	%(j)	—	%(i)(j)
Net expenses (h)	2.16	%(i)	2.11%		1.95	%(i)
Waiver/Reimbursement	—		0.04%		0.05	%(i)
Net investment loss (h)	(1.20	)%(i)	(1.31)%		(1.42	)%(i)
Portfolio turnover rate	38	%(e)	67%		73	%(e)
Net assets, end of period (000s)	$954		$1,063		$2,101

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,						Period Ended March 31,
Class R Shares	2009		2009		2008 (a)		2007	2006 (b)	2005 (b)(c)
Net Asset Value, Beginning of Period	$8.88		$15.86		$18.98		$19.12	$16.12	$17.00

Income from Investment Operations:
Net investment loss (d)	(0.04)		(0.10)		(0.21)		(0.22)	(0.19)	(0.04)
Net realized and unrealized gain (loss) on investments	4.02		(6.40)		(1.43)		1.34	4.08	(0.84)

Total from investment operations	3.98		(6.50)		(1.64)		1.12	3.89	(0.88)

Less Distributions to Shareholders:
From net realized gains	—		(0.48)		(1.48)		(1.26)	(0.89)	—

Increase from Regulatory Settlements	—	(e)	—	(e)	—		—	—	—

Net Asset Value, End of Period	$12.86		$8.88		$15.86		$18.98	$19.12	$16.12
Total return (f)	44.82	%(g)	(42.22	)%(h)	(9.66	)%(h)(i)	6.23%	24.83%	(5.23	)%(g)(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (j)	1.66	%(k)	1.61%		1.70%		1.74%	1.56%	1.55	%(k)
Interest expense	—		—	%(l)	—	%(l)	—	—	—
Net expenses (j)	1.66	%(k)	1.61%		1.70%		1.74%	1.56%	1.55	%(k)
Waiver/Reimbursement	—		0.04%		0.04%		—	—	0.03	%(k)
Net investment loss (j)	(0.71	)%(k)	(0.80)%		(1.13)%		(1.21)%	(1.13)%	(1.28	)%(k)
Portfolio turnover rate	38	%(g)	67%		73%		52%	65%	61	%(g)
Net assets, end of period (000s)	$8,607		$5,819		$6,881		$1,827	$1	$1

(a)	On March 31, 2008, Retirement Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of the Fund’s Class R includes the financial information of Small Cap Fund’s Retirement Shares class.

(b)	Per share data for the year ended March 31, 2006 and the period ended March 31, 2005 were audited by other auditors.

(c)	Small Cap Fund’s Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Select Small Cap Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)		2007	2006 (b)		2005 (b)
Net Asset Value, Beginning of Period	$9.10		$16.15		$19.21		$19.23	$16.14		$14.59

Income from Investment Operations:
Net investment loss (c)	(0.01)		(0.04)		(0.12)		(0.12)	(0.11)		(0.10)
Net realized and unrealized gain (loss) on investments	4.12		(6.53)		(1.46)		1.36	4.09		1.65

Total from investment operations	4.11		(6.57)		(1.58)		1.24	3.98		1.55

Less Distributions to Shareholders:
From net realized gains	—		(0.48)		(1.48)		(1.26)	(0.89)		—

Increase from Regulatory Settlements	—	(d)	—	(d)	—		—	—		—

Net Asset Value, End of Period	$13.21		$9.10		$16.15		$19.21	$19.23		$16.14
Total return (e)	45.16	%(f)	(41.89	)%(g)	(9.22	)%(g)(h)	6.83%	25.37	%(g)	10.62	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.16	%(j)	1.11%		1.20%		1.22%	1.09%		1.05%
Interest expense	—		—	%(k)	—	%(k)	—	—		—
Net expenses (i)	1.16	%(j)	1.11%		1.20%		1.22%	1.09%		1.05%
Waiver/Reimbursement	—		0.04%		0.04%		—	0.02%		0.03%
Net investment loss (i)	(0.22	)%(j)	(0.31)%		(0.63)%		(0.66)%	(0.64)%		(0.64)%
Portfolio turnover rate	38	%(f)	67%		73%		52%	65%		61%
Net assets, end of period (000s)	$524,756		$321,684		$676,616		$694,765	$599,389		$488,221

(a)	On March 31, 2008, Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Small Cap Fund’s Shares class.

(b)	Per share data for the year ended March 31, 2006 and 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$26.51		$52.25		$58.58

Income from Investment Operations:
Net investment income (b)	0.23		0.51		0.24
Net realized and unrealized gain (loss) on investments, foreign currency and written options	13.31		(25.72)		(5.70)

Total from investment operations	13.54		(25.21)		(5.46)

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.51)		(0.36)
From net realized gains	—		(0.02)		(0.51)

Total distributions to shareholders	(0.23)		(0.53)		(0.87)

Increase from Regulatory Settlements	—		—	(c)	—

Net Asset Value, End of Period	$39.82		$26.51		$52.25
Total return (d)	51.18	%(e)	(48.51	)%(f)	(9.41	)%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.18	%(g)	1.14	%(h)	1.02	%(g)(h)
Interest expense	—	%(g)(i)	—	%(i)	—
Net expenses	1.18	%(g)	1.14	%(h)	1.02	%(g)(h)
Waiver/Reimbursement	—		0.04%		0.05	%(g)
Net investment income	1.33	%(g)	1.35	%(h)	0.83	%(g)(h)
Portfolio turnover rate	2	%(e)	12%		11	%(e)
Net assets, end of period (000s)	$248,436		$163,338		$77,209

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$26.51		$52.23		$58.58

Income from Investment Operations:
Net investment income (b)	0.10		0.23		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	13.31		(25.73)		(5.68)

Total from investment operations	13.41		(25.50)		(5.64)

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.20)		(0.20)
From net realized gains	—		(0.02)		(0.51)

Total distributions to shareholders	(0.10)		(0.22)		(0.71)

Increase from Regulatory Settlements	—		—	(c)	—

Net Asset Value, End of Period	$39.82		$26.51		$52.23
Total return (d)	50.65	%(e)	(48.89	)%(f)	(9.72	)%(e)(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.93	%(g)	1.89	%(h)	1.77	%(g)(h)
Interest expense	—	%(g)(i)	—	%(i)	—
Net expenses	1.93	%(g)	1.89	%(h)	1.77	%(g)(h)
Waiver/Reimbursement	—		0.04%		0.05	%(g)
Net investment income	0.57	%(g)	0.63	%(h)	0.07	%(g)(h)
Portfolio turnover rate	2	%(e)	12%		11	%(e)
Net assets, end of period (000s)	$65,935		$40,380		$13,665

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class R Shares	2009		2009		2008 (a)		2007		2006 (b)		2005 (b)(c)
Net Asset Value, Beginning of Period	$26.50		$52.23		$54.30		$49.35		$41.49		$42.43

Income from Investment Operations:
Net investment income (loss) (d)	0.19		0.41		0.33		0.22		0.42		(0.04)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	13.29		(25.72)		(1.41)		4.98		7.81		(0.90)

Total from investment operations	13.48		(25.31)		(1.08)		5.20		8.23		(0.94)

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.40)		(0.48)		(0.25)		(0.37)		—
From net realized gains	—		(0.02)		(0.51)		—		—		—

Total distributions to shareholders	(0.18)		(0.42)		(0.99)		(0.25)		(0.37)		—

Increase from Regulatory Settlements	—		—	(e)	—		—		—		—

Net Asset Value, End of Period	$39.80		$26.50		$52.23		$54.30		$49.35		$41.49
Total return (f)	50.99	%(g)	(48.65	)%(h)	(2.11	)%(h)	10.58%		19.95%		(2.58	)%(g)(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.43	%(i)	1.39	%(j)	1.35	%(j)	1.55	%(j)	1.56	%(j)	1.57	%(i)(j)
Interest expense	—	%(i)(k)	—	%(k)	—		—		—		—
Net expenses	1.43	%(i)	1.39	%(j)	1.35	%(j)	1.55	%(j)	1.56	%(j)	1.57	%(i)(j)
Waiver/Reimbursement	—		0.04%		0.04%		—		—		0.02	%(i)
Net investment income (loss)	1.09	%(i)	1.05	%(j)	0.60	%(j)	0.43	%(j)	0.90	%(j)	(0.35	)%(i)(j)
Portfolio turnover rate	2	%(g)	12%		11%		13%		12%		8	%(g)
Net assets, end of period (000s)	$53,927		$37,637		$33,826		$2,926		$896		$1

(a)	On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of the Fund’s Class R includes the financial information of Value and Restructuring Fund’s Retirement Shares class.

(b)	Per share data for the years ended March 31, 2006 and the period ended March 31, 2005 were audited by other auditors.

(c)	Value and Restructuring Fund’s Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Value and Restructuring Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)		2007		2006 (c)		2005 (c)
Net Asset Value, Beginning of Period	$26.49		$52.22		$54.33		$49.36		$41.40		$37.57

Income from Investment Operations:
Net investment income (d)	0.27		0.61		0.60		0.45		0.53		0.34
Net realized and unrealized gain (loss) on investments, foreign currency and written options	13.31		(25.71)		(1.47)		5.00		7.88		3.83

Total from investment operations	13.58		(25.10)		(0.87)		5.45		8.41		4.17

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.61)		(0.73)		(0.48)		(0.45)		(0.34)
From net realized gains	—		(0.02)		(0.51)		—		—		—

Total distributions to shareholders	(0.27)		(0.63)		(1.24)		(0.48)		(0.45)		(0.34)

Increase from Regulatory Settlements	—		—	(e)	—		—		—		—

Net Asset Value, End of Period	$39.80		$26.49		$52.22		$54.33		$49.36		$41.40
Total return (f)	51.40	%(g)	(48.39	)%(h)	(1.74	)%(h)	11.14%		20.45%		11.16	%(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.93	%(i)	0.89	%(j)	1.02	%(j)	1.05	%(j)	1.05	%(j)	1.07	%(j)
Interest expense	—	%(i)(k)	—	%(k)	—		—		—		—
Net expenses	0.93	%(i)	0.89	%(j)	1.02	%(j)	1.05	%(j)	1.05	%(j)	1.07	%(j)
Waiver/Reimbursement	—		0.04%		0.04%		—		—		0.02%
Net investment income	1.59	%(i)	1.47	%(j)	1.07	%(j)	0.90	%(j)	1.18	%(j)	0.87	%(j)
Portfolio turnover rate	2	%(g)	12%		11%		13%		12%		8%
Net assets, end of period (000s)	$6,080,790		$4,352,176		$8,980,358		$7,767,713		$6,230,754		$4,469,075

(a)	On March 31, 2008, Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009	Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$6.42		$14.96	$17.77

Income from Investment Operations:
Net investment income (b)	0.04		0.07	0.04	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.82		(6.36)	(1.63)

Total from investment operations	3.86		(6.29)	(1.59)

Less Distributions to Shareholders:
From net investment income	(0.06)		—	(0.06)
From net realized gains	—		(2.26)	(1.16)

Total distributions to shareholders	(0.06)		(2.26)	(1.22)

Redemption Fees:
Redemption fees added to paid-in-capital (b)	—	(d)	0.01	—	(d)

Net Asset Value, End of Period	$10.22		$6.42	$14.96
Total return (e)(f)	60.35	%(g)	(49.44)%	(9.80	)%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.85	%(i)	1.95%	1.85	%(i)
Interest expense	—	%(i)(j)	0.01%	—	%(i)(j)
Net expenses (h)	1.85	%(i)	1.96%	1.85	%(i)
Waiver/Reimbursement	0.07	%(i)	0.18%	0.05	%(i)
Net investment income (h)	0.91	%(i)	0.71%	0.46	%(i)
Portfolio turnover rate	53	%(g)	82%	29	%(g)
Net assets, end of period (000s)	$4,706		$917	$1,231

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009	Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$6.36		$14.94	$17.77

Income from Investment Operations:
Net investment income (loss) (b)	0.01		— (c)	(0.04	)(d)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.78		(6.33)	(1.61)

Total from investment operations	3.79		(6.33)	(1.65)

Less Distributions to Shareholders:
From net investment income	—		—	(0.02)
From net realized gains	—		(2.26)	(1.16)

Total distributions to shareholders	—		(2.26)	(1.18)

Redemption Fees:
Redemption fees added to paid-in-capital (b)	—	(c)	0.01	—	(c)

Net Asset Value, End of Period	$10.15		$6.36	$14.94
Total return (e)(f)	59.59	%(g)	(49.82)%	(10.11	)%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	2.60	%(i)	2.70%	2.60	%(i)
Interest expense	—	%(i)(j)	0.01%	—	%(i)(j)
Net expenses (h)	2.60	%(i)	2.71%	2.60	%(i)
Waiver/Reimbursement	0.07	%(i)	0.18%	0.05	%(i)
Net investment income (loss) (h)	0.23	%(i)	(0.01)%	(0.44	)%(i)
Portfolio turnover rate	53	%(g)	82%	29	%(g)
Net assets, end of period (000s)	$932		$242	$458

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Not annualized.

(h)	The benefits derived from espense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Emerging Markets Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009	2008 (a)(b)		2007	2006 (c)	2005 (c)
Net Asset Value, Beginning of Period	$6.42		$14.94	$14.06		$12.60	$8.73	$7.67

Income from Investment Operations:
Net investment income (d)	0.06		0.11	0.12	(e)	0.07	0.10	0.12
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.81		(6.38)	2.04		2.16	3.87	1.18

Total from investment operations	3.87		(6.27)	2.16		2.23	3.97	1.30

Less Distributions to Shareholders:
From net investment income	(0.08)		—	(0.12)		(0.08)	(0.10)	(0.08)
From net realized gains	—		(2.26)	(1.16)		(0.69)	—	(0.16)

Total distributions to shareholders	(0.08)		(2.26)	(1.28)		(0.77)	(0.10)	(0.24)

Redemption Fees:
Redemption fees added to paid-in-capital (d)	—	(f)	0.01	—	(f)	— (f)	— (f)	— (f)

Net Asset Value, End of Period	$10.21		$6.42	$14.94		$14.06	$12.60	$8.73
Total return (g)(h)	60.68	%(i)	(49.37)%	14.31%		17.98%	45.85%	17.07%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (j)	1.60	%(k)	1.70%	1.85%		1.85%	1.81%	1.70%
Interest expense	—	%(k)(l)	0.01%	—	%(l)	—	—	—
Net expenses (j)	1.60	%(k)	1.71%	1.85%		1.85%	1.81%	1.70%
Waiver/Reimbursement	0.07	%(k)	0.18%	0.04%		0.05%	0.11%	0.20%
Net investment income (j)	1.46	%(k)	1.01%	0.73%		0.50%	1.00%	1.44%
Portfolio turnover rate	53	%(i)	82%	29%		16%	7%	21%
Net assets, end of period (000s)	$366,465		$237,412	$1,014,715		$1,092,481	$996,666	$433,168

(a)	On March 31, 2008, Shares class of Emerging Markets Fund, a series of Excelsior Funds, Inc., was reorganized into Class Z. The financial information of the Fund’s Class Z includes the financial information of Emerging Markets Fund’s Shares class.

(b)	On March 31, 2008, Emerging Markets Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(f)	Rounds to less than $0.01 per share.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Total return at net asset value assuming all distributions reinvested.

(i)	Not annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Annualized.

(l)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009	Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$9.18		$18.80	$18.80

Income from Investment Operations:
Net investment income (b)	0.12		0.13	—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.31		(8.58)	—	(c)

Total from investment operations	3.43		(8.45)	—	(c)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.04)	—
From net realized gains	—		(1.13)	—

Total distributions to shareholders	(0.09)		(1.17)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—

Increase from Regulatory Settlements	—	(c)	— (c)	—

Net Asset Value, End of Period	$12.52		$9.18	$18.80
Total return (d)(e)	37.51	%(f)	(47.91)%	0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.63	%(i)	1.68%	1.75	%(i)
Interest expense	—	%(g)(i)	0.01%	—	%(g)(i)
Net expenses (h)	1.63	%(i)	1.69%	1.75	%(i)
Waiver/Reimbursement	0.07	%(i)	0.04%	0.06	%(i)
Net investment income (loss) (h)	2.08	%(i)	1.21%	(1.75	)%(i)
Portfolio turnover rate	63	%(f)	133%	68	%(f)
Net assets, end of period (000s)	$348		$226	$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Rounds to less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009	Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$9.11		$18.80	$18.80

Income from Investment Operations:
Net investment income (b)	0.08		0.12	—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.29		(8.64)	—	(c)

Total from investment operations	3.37		(8.52)	—	(c)

Less Distributions to Shareholders:
From net investment income	—		(0.04)	—
From net realized gains	—		(1.13)	—

Total distributions to shareholders	—		(1.17)	—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—

Increase from Regulatory Settlements	—	(c)	— (c)	—

Net Asset Value, End of Period	$12.48		$9.11	$18.80
Total return (d)(e)	36.99	%(f)	(48.31)%	0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	2.38	%(i)	2.43%	2.50	%(i)
Interest expense	—	%(i)(g)	0.01%	—	%(i)(g)
Net expenses (h)	2.38	%(i)	2.44%	2.50	%(i)
Waiver/Reimbursement	0.07	%(i)	0.04%	0.06	%(i)
Net investment income (loss) (h)	1.36	%(i)	1.16%	(2.50	)%(i)
Portfolio turnover rate	63	%(f)	133%	68	%(f)
Net assets, end of period (000s)	$261		$157	$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Rounds to less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009	2008 (a)		2007	2006 (b)	2005 (b)
Net Asset Value, Beginning of Period	$9.20		$18.80	$19.06		$16.51	$13.05	$11.28

Income from Investment Operations:
Net investment income (c)	0.14		0.26	0.12	(d)	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.30		(8.69)	(0.30)		2.54	3.51	1.71

Total from investment operations	3.44		(8.43)	(0.18)		2.63	3.58	1.77

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.04)	(0.08)		(0.08)	(0.12)	— (e)
From net realized gains	—		(1.13)	—		—	—	—

Total distributions to shareholders	(0.12)		(1.17)	(0.08)		(0.08)	(0.12)	— (e)

Redemption Fees:
Redemption fees added to paid-in-capital (c)(e)	—		—	—		—	—	—

Increase from Regulatory Settlements	—	(e)	— (e)	—		—	—	—

Net Asset Value, End of Period	$12.52		$9.20	$18.80		$19.06	$16.51	$13.05
Total return (f)(g)	37.66	%(h)	(47.80)%	(0.95)%		16.03%	27.70%	15.71%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.38	%(j)	1.43%	1.50%		1.50%	1.50%	1.50%
Interest expense	—	%(j)(k)	0.01%	—	%(k)	—	—	—
Net expenses (i)	1.38	%(j)	1.44%	1.50%		1.50%	1.50%	1.50%
Waiver/Reimbursement	0.07	%(j)	0.04%	0.04%		0.06%	0.08%	0.11%
Net investment income (i)	2.44	%(j)	1.81%	0.59%		0.49%	0.52%	0.52%
Portfolio turnover rate	63	%(h)	133%	68%		28%	26%	66%
Net assets, end of period (000s)	$190,043		$165,846	$636,030		$636,941	$522,284	$240,322

(a)	On March 31, 2008, Shares class of International Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of International Fund’s Shares class.

(b)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(e)	Rounds to less than $0.01 per share.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$4.82		$9.42		$9.42

Income from Investment Operations:
Net investment income (b)	0.06		0.11		—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	2.32		(3.35)		—	(c)

Total from investment operations	2.38		(3.24)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.04)		—
From net realized gains	—		(1.32)		—

Total distributions to shareholders	(0.02)		(1.36)		—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—		—

Increase from Regulatory Settlements	0.02		—		—

Net Asset Value, End of Period	$7.20		$4.82		$9.42
Total return (d)(e)	49.90	%(f)	(40.21)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.81	%(g)	1.90	%(h)	1.82	%(g)(h)
Interest expense	—		0.01%		—	%(g)(i)
Net expenses	1.81	%(g)	1.91	%(h)	1.82	%(g)(h)
Waiver/Reimbursement	0.43	%(g)	0.11%		0.05	%(g)
Net investment income (loss)	1.73	%(g)	1.94	%(h)	(0.80	)%(g)(h)
Portfolio turnover rate	46	%(f)	111%		68	%(f)
Net assets, end of period (000s)	$789		$175		$10

(a)	The Fund’s Class A shares commenced operation on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$4.78		$9.42		$9.42

Income from Investment Operations:
Net investment income (b)	0.02		0.04		—	(c)
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	2.32		(3.32)		—	(c)

Total from investment operations	2.34		(3.28)		—	(c)

Less Distributions to Shareholders:
From net investment income	—		(0.04)		—
From net realized gains	—		(1.32)		—

Total distributions to shareholders	—		(1.36)		—

Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—		—

Increase from Regulatory Settlements	0.02		—		—

Net Asset Value, End of Period	$7.14		$4.78		$9.42
Total return (d)(e)	49.37	%(f)	(40.69)%		0.00	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.56	%(g)	2.65	%(h)	2.57	%(g)(h)
Interest expense	—		0.01%		—	%(g)(i)
Net expenses	2.56	%(g)	2.66	%(h)	2.57	%(g)(h)
Waiver/Reimbursement	0.43	%(g)	0.11%		0.05	%(g)
Net investment income (loss)	0.76	%(g)	0.87	%(h)	(1.55	)%(g)(h)
Portfolio turnover rate	46	%(f)	111%		68	%(f)
Net assets, end of period (000s)	$405		$238		$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Pacific/Asia Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)		2007		2006 (b)		2005 (b)
Net Asset Value, Beginning of Period	$4.83		$9.42		$11.72		$11.61		$8.88		$8.44

Income from Investment Operations:
Net investment income (c)	0.05		0.10		0.05		—	(d)	0.02		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	2.35		(3.33)		0.11		0.50		2.82		0.42

Total from investment operations	2.40		(3.23)		0.16		0.50		2.84		0.45

Less Distributions to Shareholders:
From net investment income	(0.04)		(0.04)		(0.08)		—		(0.11)		(0.01)
From net realized gains	—		(1.32)		(2.38)		(0.39)		—		—

Total distributions to shareholders	(0.04)		(1.36)		(2.46)		(0.39)		(0.11)		(0.01)

Redemption Fees:
Redemption fees added to paid-in-capital (c)(d)	—		—		—		—		—		—

Increase from Regulatory Settlements	0.02		—		—		—		—		—

Net Asset Value, End of Period	$7.21		$4.83		$9.42		$11.72		$11.61		$8.88
Total return (e)	50.22	%(f)(g)	(40.10	)%(f)	(1.11	)%(f)(h)	4.40%		32.35	%(f)	5.32	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.56	%(i)	1.65	%(j)	1.57	%(j)	1.61	%(j)	1.59	%(j)	1.50	%(j)
Interest expense	—		0.01%		—	%(k)	—		—		—
Net expenses	1.56	%(i)	1.66	%(j)	1.57	%(j)	1.61	%(j)	1.59	%(j)	1.50	%(j)
Waiver/Reimbursement	0.43	%(i)	0.11%		0.04%		—		0.03%		0.14%
Net investment income (loss)	1.63	%(i)	1.33	%(j)	0.39	%(j)	(0.04	)%(j)	0.22	%(j)	0.35	%(j)
Portfolio turnover rate	46	%(g)	111%		68%		92%		68%		90%
Net assets, end of period (000s)	$28,736		$24,521		$117,835		$213,132		$243,964		$134,579

(a)	On March 31, 2008, Shares class of Pacific/Asia Fund, a series of Excelsior Funds, Inc. was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Pacific/Asia Fund’s Shares class.

(b)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Equity Funds

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust I (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to the following funds (each, a “Fund” and collectively, the “Funds”), each a series of the Trust:

Columbia Blended Equity Fund

Columbia Energy and Natural Resources Fund

Columbia Mid Cap Core Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Value and Restructuring Fund

Columbia Emerging Markets Fund

Columbia International Growth Fund

Columbia Pacific/Asia Fund

Each Fund is diversified, with the exception of Columbia Energy and Natural Resources Fund, which is non-diversified.

Investment Objectives

Each Fund sees long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Blended Equity Fund, Columbia Energy and Natural Resources Fund, Columbia Select Opportunities Fund, Columbia Emerging Markets Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund each offer three classes of shares: Class A, Class C and Class Z. Columbia Mid Cap Core Fund, Columbia Select Large Cap Growth Fund, Columbia Select Small Cap Fund, and Columbia Value and Restructuring Fund each offer four classes of shares: Class A, Class C, Class R and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in each Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period financial statement presentation. The changes have no effect on the ratios.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 14, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities, exchange-traded funds and securities of certain investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Equity Funds

September 30, 2009 (Unaudited)

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Funds’ derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Funds’ investment advisor, has determined are creditworthy. Each Fund, through its

Equity Funds

September 30, 2009 (Unaudited)

custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for each Fund except Columbia Emerging Markets Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund, each of which declares and pays distributions from net investment income semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Equity Funds

September 30, 2009 (Unaudited)

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Blended Equity Fund	$1,781,713	$21,444,431
Columbia Energy and Natural Resources Fund	6,431,347	5,700,149
Columbia Mid Cap Core Fund	825,208	525,837
Columbia Select Large Cap Growth Fund	—	—
Columbia Select Opportunities Fund	2,348,282	5,517,364
Columbia Select Small Cap Fund	—	21,134,698
Columbia Value and Restructuring Fund	112,804,416	3,642,559
Columbia Emerging Markets Fund	78,116	137,621,724
Columbia International Growth Fund	1,206,331	35,121,685
Columbia Pacific/ Asia Fund	1,153,529	14,072,610

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Blended Equity Fund	$72,182,920	$(117,494)	$72,065,426
Columbia Energy and Natural Resources Fund	108,102,070	(7,726,113)	100,375,957
Columbia Mid Cap Core Fund	16,963,451	(457,017)	16,506,434
Columbia Select Large Cap Growth Fund	242,200,824	(57,656,212)	184,544,612
Columbia Select Opportunities Fund	33,298,989	(487,482)	32,811,507
Columbia Select Small Cap Fund	126,085,313	(15,560,195)	110,525,118
Columbia Value and Restructuring Fund	1,874,032,479	(797,823,701)	1,076,208,778
Columbia Emerging Markets Fund	144,803,839	(567,339)	144,236,500
Columbia International Growth Fund	32,966,444	(7,762,565)	25,203,879
Columbia Pacific/Asia Fund	5,364,767	(1,835,894)	3,528,873

Equity Funds

September 30, 2009 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2011	2012	2013	2014	2017	Total
Columbia Blended Equity Fund	$—	$—	$—	$—	$1,117,134	$1,117,134
Columbia Energy and Natural Resources Fund	—	—	—	—	62,348,309	62,348,309
Columbia Mid Cap Core Fund	—	—	—	—	8,285,858	8,285,858
Columbia Select Large Cap Growth Fund	58,065,667	22,030,449	480,165	—	98,833,717	179,409,998
Columbia Select Opportunities Fund	—	—	—	—	21,622,838	21,622,838
Columbia Select Small Cap Fund	—	—	—	—	13,761,705	13,761,705
Columbia Value and Restructuring Fund	—	—	—	—	579,007,867	579,007,867
Columbia Emerging Markets Fund	—	1,393,609	—	36,739	5,702,177	7,132,525
Columbia International Growth Fund	2,840,733	—	—	—	24,554,073	27,394,806
Columbia Pacific/Asia Fund	—	—	—	—	9,165,902	9,165,902

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Funds.

Equity Funds

September 30, 2009 (Unaudited)

In rendering investment advisory services to the Funds, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $750 Million	$750 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	$6 Billion to $10 Billion	Over $10 Billion
Columbia Blended Equity Fund	0.75%	0.57%	0.57%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Energy and Natural Resources Fund	0.60%	0.60%	0.60%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Mid Cap Core Fund	0.65%	0.65%	0.65%	0.57%	0.52%	0.52%	0.52%	0.52%
Columbia Select Large Cap Growth Fund	0.75%	0.75%	0.75%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Select Opportunities Fund	0.75%	0.57%	0.57%	0.52%	0.47%	0.45%	0.43%	0.43%
Columbia Select Small Cap Fund	0.75%	0.75%	0.75%	0.62%	0.62%	0.62%	0.62%	0.62%
Columbia Value and Restructuring Fund	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.43%
Columbia Emerging Markets Fund	1.15%	1.15%	1.00%	0.67%	0.62%	0.57%	0.52%	0.52%
Columbia International Growth Fund	0.95%	0.62%	0.62%	0.57%	0.52%	0.50%	0.48%	0.48%
Columbia Pacific/Asia Fund	0.75%	0.75%	0.75%	0.67%	0.62%	0.57%	0.52%	0.52%

For the six month period ended September 30, 2009, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund’s average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Blended Equity Fund	0.75%
Columbia Energy and Natural Resources Fund	0.60%
Columbia Mid Cap Core Fund	0.65%
Columbia Select Large Cap Growth Fund	0.72%
Columbia Select Opportunities Fund	0.75%
Columbia Select Small Cap Fund	0.75%
Columbia Value and Restructuring Fund	0.60%
Columbia Emerging Markets Fund	1.15%
Columbia International Growth Fund	0.95%
Columbia Pacific/Asia Fund	0.75%

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Blended Equity Fund	0.15%
Columbia Energy and Natural Resources Fund	0.15%
Columbia Mid Cap Core Fund	0.15%
Columbia Select Large Cap Growth Fund	0.15%
Columbia Select Opportunities Fund	0.15%
Columbia Select Small Cap Fund	0.15%

Equity Funds

September 30, 2009 (Unaudited)

Annual Fee Rate
Columbia Value and Restructuring Fund	0.15%
Columbia Emerging Markets Fund	0.20%
Columbia International Growth Fund	0.20%
Columbia Pacific/Asia Fund	0.20%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts on the sale of Class A shares and received net CDSC fees on Class A and Class C share redemptions as follows:

	Front-End Sales Charge	CDSC
	Class A	Class A	Class C
Columbia Blended Equity Fund	$—	$—	$54
Columbia Energy and Natural Resources Fund	24,630	116	2,299
Columbia Mid Cap Core Fund	384	—	—
Columbia Select Large Cap Growth Fund	6,680	—	4
Columbia Select Opportunities Fund	335	—	42

Equity Funds

September 30, 2009 (Unaudited)

	Front-End Sales Charge	CDSC
	Class A	Class A	Class C
Columbia Select Small Cap Fund	$625	$—	$31
Columbia Value and Restructuring Fund	26,510	4,589	15,094
Columbia Emerging Markets Fund	5,088	—	89
Columbia International Growth Fund	144	—	—
Columbia Pacific/Asia Fund	304	—	28

The Trust has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. The Plans require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of each Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares, respectively, of each Fund.

Fee Waivers and Expense Reimbursements

Effective August 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Funds’ expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, do not exceed the following annual rates, based on each Fund’s average daily net assets:

Annual Rate
Columbia Blended Equity Fund	1.00%
Columbia Energy and Natural Resources Fund	1.20%
Columbia Mid Cap Core Fund	1.05%
Columbia Select Large Cap Growth Fund	1.00%
Columbia Select Opportunities Fund	1.00%

Annual Rate
Columbia Select Small Cap Fund	1.10%
Columbia Value and Restructuring Fund	1.00%
Columbia Emerging Markets Fund	1.40%
Columbia International Growth Fund	1.15%
Columbia Pacific/Asia Fund	1.40%

Prior to August 1, 2009, Columbia contractually agreed to bear a portion of the Funds’ expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, did not exceed the following annual rates, based on each Fund’s average daily net assets:

Annual Rate
Columbia Blended Equity Fund	1.10%
Columbia Energy and Natural Resources Fund	1.25%
Columbia Mid Cap Core Fund	1.02%
Columbia Select Large Cap Growth Fund	1.08%
Columbia Select Opportunities Fund	0.82%
Columbia Select Small Cap Fund	1.25%
Columbia Value and Restructuring Fund	0.98%
Columbia Emerging Markets Fund	1.70%
Columbia International Growth Fund	1.50%
Columbia Pacific/Asia Fund	1.65%

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Equity Funds

September 30, 2009 (Unaudited)

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds’ assets.

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in “Trustees’ fees” on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Other Related Party Transactions

In connection with the purchase and sale of its securities during the period, the Funds used one or more brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended September 30, 2009 were as follows:

Amount
Columbia Energy and Natural Resources Fund	$13,500
Columbia Mid Cap Core Fund	1,972
Columbia Select Large Cap Growth Fund	25,593
Columbia Select Opportunities Fund	2,162
Columbia Value and Restructuring Fund	10,227

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia Energy and Natural Resources Fund	$7
Columbia Select Large Cap Growth Fund	1

	Custody Credits
Columbia Select Opportunities Fund	$—	*
Columbia Select Small Cap Fund	3
Columbia Emerging Markets Fund	2

*	Rounds to less than $1.00.

Note 6. Objectives and Strategies for Investing in Derivatives

Objectives

Columbia International Growth Fund and Columbia Pacific/Asia Fund use derivatives instruments including options and forward foreign currency exchange contracts in order to meet each Fund’s investment objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, each Fund may not achieve its investment objectives.

In pursuit of the Funds’ investment objectives, the Funds are exposed to the following market risks:

Foreign Exchange Rate Risk — Foreign exchange rate risk relates to the change in the U.S. dollar value of a security that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following notes provide more detailed information about each derivative type held by the Funds:

Options — Columbia Pacific/Asia Fund wrote covered call options to decrease the Fund’s exposure to equity risk and to increase return on instruments. A written covered call option becomes more valuable as the price of the underlying instruments depreciate relative to the strike price.

Writing put options tends to increase a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or

Equity Funds

September 30, 2009 (Unaudited)

closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. Each Fund, as writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds’ custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Each Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The Funds may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If a Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Forward Foreign Currency Exchange Contracts — Columbia International Growth Fund and Columbia Pacific/ Asia Fund entered into forward foreign currency exchange contracts to shift their investment exposure from one currency to another. These Funds used forward contracts to shift their U.S. dollar exposure in order to achieve a representative weighted mix of major currencies in their benchmarks and/or to recover an underweight country exposure in their portfolios.

Columbia International Growth Fund and Columbia Pacific/ Asia Fund entered into forward foreign currency contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

The following table is a summary of the value of the Funds’ derivative instruments as of September 30, 2009.

	Fair Value of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities		Statements of Assets and Liabilities
	Fair Value		Fair Value
Funds	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Written Options	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Columbia International Growth Fund	$1,851,305	$—	$1,547,442
Columbia Pacific/Asia Fund	158,793	432	66,469

Equity Funds

September 30, 2009 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2009.

		Amount of Realized Gain or (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Funds	Risk Exposure	Written Options	Forward Foreign Currency Exchange Contracts	Written Options	Forward Foreign Currency Exchange Contracts
Columbia International Growth Fund	Equity	$—	$444,118	—	$667
Columbia Pacific/Asia Fund	Equity	288	108,640	128	46,427

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Columbia Blended Equity Fund	$65,008,592	$83,713,529
Columbia Energy and Natural Resources Fund	1,225,047,142	1,135,355,967
Columbia Mid Cap Core Fund	63,390,816	73,843,808
Columbia Select Large Cap Growth Fund	544,383,274	149,214,528
Columbia Select Opportunities Fund	104,173,662	147,683,903
Columbia Select Small Cap Fund	225,613,327	170,749,656
Columbia Value and Restructuring Fund	113,200,740	449,090,578
Columbia Emerging Markets Fund	166,526,270	166,969,753
Columbia International Growth Fund	113,200,740	146,525,771
Columbia Pacific/Asia Fund	13,119,360	19,158,697

Note 8. Redemption-in-Kind

Sales of securities for Columbia Value and Restructuring Fund include the value of securities delivered through an in-kind redemption of certain fund shares on July 10, 2009. Any realized gain on securities delivered through an in-kind redemption of fund shares is not taxable to the Fund. The value of securities and realized gain on securities delivered through an in-kind redemption of fund shares aggregated $104,650,659 and $12,737,100, respectively.

Note 9. Regulatory Settlements

As of September 30, 2009, the following Funds had received payments relating to certain regulatory settlements with third parties that the Funds had participated in during the period. The payments that have been included in “Increase from regulatory settlements” on the Statements of Changes in Net Assets are as follows:

Amount
Columbia Blended Equity Fund	$25,685
Columbia Energy and Natural Resources Fund	35,194
Columbia Select Small Cap Fund	18,764
Columbia International Growth Fund	4,667
Columbia Pacific/Asia Fund	79,506

Note 10. Redemption Fees

Columbia Emerging Markets Fund, Columbia International Growth Fund and Columbia Pacific/Asia Fund each may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fees are designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended September 30, 2009, the Funds assessed redemption fees as follows:

Columbia Emerging Markets Fund	$6,585
Columbia International Growth Fund	667
Columbia Pacific/Asia Fund	184

Equity Funds

September 30, 2009 (Unaudited)

Note 11. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of each Fund that borrowed were as follows:

	Average Borrowings	Weighted Average Interest Rate
Columbia Blended Equity Fund	$1,242,857	0.725%
Columbia Select Opportunities Fund	1,575,000	0.720%
Columbia Value and Restructuring Fund	4,797,619	0.736%
Columbia Emerging Markets Fund	3,972,727	0.728%
Columbia International Growth Fund	1,787,500	0.736%

Note 12. Shares of Beneficial Interest

As of September 30, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Blended Equity Fund	45.4
Columbia Energy and Natural Resources Fund	19.2
Columbia Mid Cap Core Fund	50.0
Columbia Select Large Cap Growth Fund	67.8
Columbia Select Opportunities Fund	79.6
Columbia Select Small Cap Fund	53.0
Columbia Value and Restructuring Fund	13.2
Columbia Emerging Markets Fund	25.7
Columbia International Growth Fund	80.6
Columbia Pacific/Asia Fund	62.1

As of September 30, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Blended Equity Fund	1	17.3
Columbia Energy and Natural Resources Fund	1	28.6
Columbia Mid Cap Core Fund	1	19.7
Columbia Select Opportunities Fund	1	10.9
Columbia Select Small Cap Fund	1	9.4
Columbia Value and Restructuring Fund	2	40.7
Columbia Emerging Markets Fund	3	44.7
Columbia International Growth Fund	1	10.3
Columbia Pacific/Asia Fund	1	14.6

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Equity Funds

September 30, 2009 (Unaudited)

Note 13. Significant Risks and Contingencies

Non-Diversification Risk

As a non-diversified mutual fund, Columbia Energy and Natural Resources Fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

Because Columbia Pacific/Asia Fund’s investments are concentrated in the Asia/Pacific region, events within the region will have a greater effect on the Fund than if the Fund were more geographically diversified. In addition, events in any one country within the region may impact the other countries or the region as a whole. Markets in the region can experience significant volatility due to social, regulatory and political uncertainties.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of

Equity Funds

September 30, 2009 (Unaudited)

America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 14. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 11 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective November 1, 2009, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Equity Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

One Financial Center

Boston, MA 02111-2621

Equity Funds

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24715-0909(11/09) 09/95454

Semiannual Report

September 30, 2009

Columbia Intermediate Bond Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Intermediate Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+16.42% Class A Shares (without sales charge)

+5.59% Barclays Capital Aggregate Bond Index

Morningstar Style BoxTM

Fixed Income Maturity

The Morningstar Style BoxTM reveals a fund’s investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 16.42% without sales charge. The fund’s return comfortably outdistanced the 5.59% return of its benchmark, the Barclays Capital Aggregate Bond Index[1], for the same period. The fund also outperformed the average return of its peer group, the Lipper Intermediate Investment Grade Debt Funds Classification[2], which was 11.46% for the period. The fund’s greater weight in high-yield and investment-grade corporate issues, two areas that recorded exceptional gains, explains most of its strong outperformance of the benchmark. The fund was also underweight in Treasuries, which proved beneficial to return. We believe that the fund’s security selection in investment-grade corporate debt and high yield accounted for its outperformance relative to its peer group average.

■

As economic anxiety abated last spring, bond investors did an about face, moving out of safer havens to seek higher returns in riskier assets. Early in this period, we took advantage of exceptionally low valuations to expand investment-grade and high-yield credits and to augment financial holdings. In insurance, Liberty Mutual and Principal Life (0.6% and 0.9% of net assets, respectively) rebounded sharply from depressed levels that seemed unrealistic. Distressed securities, including non-agency mortgages and subordinated auto company debt, made important contributions to return as lower-rated issues delivered some of the period’s largest gains. We also overweighted pipeline companies, a move that benefited returns thanks to sharp price rises in Kinder Morgan Energy Partners and Energy Transfer Partners (0.8 and 0.5% of net assets, respectively).

■

The last six months produced the biggest value increase in investment-grade and high-yield bonds within memory, and the best gains may be behind us. But we believe today’s healthy coupons provide fair compensation for investors, given the low default risk among investment-grade issues. Over the next year, we believe that yields have the potential to continue to decline and prices on corporate issues to rise, narrowing the yield advantage that corporates provide currently over Treasury issues. Life insurance and subordinated bank debt still appear to offer good value, as do certain mortgage bonds backed by commercial property. We may scale back the fund’s credit exposure over upcoming months.

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia Intermediate Bond Fund

Portfolio Management

Carl W. Pappo, lead manager for the fund, has co-managed the fund since March 2005 and has been associated with the advisor or its predecessors since 1993.

Kevin Cronk has co-managed the fund since March 2003 and has been associated with the advisor or its predecessors since 1999.

Lee Reddin has co-managed the fund since June 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 2000.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield securities (commonly known as “junk bonds”) offer the potential for high current income and attractive total return but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer’s ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

2

Performance Information – Columbia Intermediate Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	17,677	16,833
Class B	16,696	16,696
Class C	16,887	16,887
Class R	17,515	n/a
Class Z	18,098	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Intermediate Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	0.99
Class B	1.64
Class C	1.64
Class R	1.14
Class Z	0.64

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

As of 09/30/09 ($)
Class A	8.76
Class B	8.76
Class C	8.76
Class R	8.76
Class Z	8.76

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.21
Class B	0.18
Class C	0.19
Class R	0.20
Class Z	0.22

Average annual total return as of 09/30/09 (%)
Share class	A		B		C		R	Z
Inception	07/31/00		02/01/02		02/01/02		01/23/06	12/05/78
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	16.42	12.62	15.99	12.99	16.07	15.07	16.27	16.56
1-year	15.72	11.93	14.87	11.87	15.03	14.03	15.43	16.01
5-year	4.29	3.29	3.52	3.52	3.67	3.67	4.10	4.55
10-year	5.86	5.35	5.26	5.26	5.38	5.38	5.76	6.11

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower. Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The 5 & 10 year average annual total returns with sales charge as of 09/30/09 include the previous sales charge of 4.75%. The 6-month (cumulative) return and 1-year return with sales charge as of 09/30/09 include the new sales charge of 3.25%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (12b-1) fees. Class Z and R shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A share performance information includes returns of Class Z shares (the oldest existing share class) for periods prior to July 31, 2000. Class B and Class C share performance information includes returns of Class A shares for the period from July 31, 2000 through February 1, 2002, and the returns of Class Z shares for periods prior thereto. Class R share performance information includes returns of Class A shares for the period from July 31, 2000 through January 22, 2006, and the returns of Class Z shares for periods prior thereto. These returns shown for these share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses, such as distribution and service (Rule 12b-1) fees, between Class Z or Class A shares, as applicable, and the corresponding newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on July 31, 2000; Class B and Class C shares were initially offered on February 1, 2002; Class R shares were initially offered on January 23, 2006; and Class Z shares were initially offered on December 5, 1978.

3

Understanding Your Expenses – Columbia Intermediate Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,164.20	1,020.56	4.88	4.56	0.90
Class B	1,000.00	1,000.00	1,159.89	1,016.80	8.93	8.34	1.65
Class C	1,000.00	1,000.00	1,160.69	1,017.55	8.12	7.59	1.50
Class R	1,000.00	1,000.00	1,162.69	1,019.30	6.23	5.82	1.15
Class Z	1,000.00	1,000.00	1,165.60	1,021.81	3.53	3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of Class A and Class C expenses, Class A and Class C account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 54.3%

		Par ($) (a)	Value ($)
Basic Materials – 2.1%
Chemicals – 0.5%
Chemtura Corp.
6.875% 06/01/16 (b)		745,000	782,250

Dow Chemical Co.
8.550% 05/15/19		4,330,000	4,867,552

Huntsman International LLC
6.875% 11/15/13 (c)	EUR	205,000	266,988
7.875% 11/15/14		855,000	797,287

INEOS Group Holdings PLC
8.500% 02/15/16 (c)		1,140,000	541,500

INVISTA
9.250% 05/01/12 (c)		1,070,000	1,070,000

Lubrizol Corp.
6.500% 10/01/34		2,475,000	2,584,826

Terra Capital, Inc.
7.000% 02/01/17		480,000	500,400

Chemicals Total			11,410,803

Forest Products & Paper – 0.2%
Cascades, Inc.
7.250% 02/15/13		635,000	622,300

Clearwater Paper Corp.
10.625% 06/15/16 (c)		240,000	259,500

Domtar Corp.
7.125% 08/15/15		385,000	377,300

Georgia-Pacific Corp.
8.000% 01/15/24		1,355,000	1,341,450

NewPage Corp.
10.000% 05/01/12		455,000	300,300
11.375% 12/31/14 (c)		375,000	368,438

PE Paper Escrow GmbH
12.000% 08/01/14 (c)		560,000	604,800

Westvaco Corp.
8.200% 01/15/30		465,000	456,102

Forest Products & Paper Total			4,330,190

Iron/Steel – 0.8%
ArcelorMittal
9.850% 06/01/19		3,120,000	3,690,348

Nucor Corp.
5.000% 06/01/13		6,545,000	6,961,380
5.850% 06/01/18		4,800,000	5,256,394

Russel Metals, Inc.
6.375% 03/01/14		385,000	345,056

	Par ($) (a)	Value ($)
Steel Dynamics, Inc.
8.250% 04/15/16 (c)	1,120,000	1,125,600

United States Steel Corp.
7.000% 02/01/18	740,000	710,675

Iron/Steel Total		18,089,453

Metals & Mining – 0.6%
FMG Finance Ltd.
10.625% 09/01/16 (c)	1,050,000	1,162,875

Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	6,075,000	6,462,281
8.375% 04/01/17	2,175,000	2,313,656

Noranda Aluminium Holding Corp.
PIK,
7.163% 11/15/14 (11/16/09) (d)(e)	700,468	324,276

Teck Resources Ltd.
10.750% 05/15/19	1,170,000	1,360,125

Vedanta Resources PLC
9.500% 07/18/18 (c)	490,000	482,650

Metals & Mining Total		12,105,863

Basic Materials Total		45,936,309

Communications – 5.7%
Advertising – 0.0%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	165,000	156,131
10.000% 07/15/17 (c)	180,000	194,400

Advertising Total		350,531

Media – 2.0%
Cengage Learning Acquisitions, Inc.
10.500% 01/15/15 (c)	1,425,000	1,346,625

Charter Communications Holdings II LLC
10.250% 09/15/10 (f)	850,000	908,573

Charter Communications Operating LLC/Charter Communications Operating Capital
10.375% 04/30/14 (c)(f)	905,000	923,100

CMP Susquehanna Corp.
3.440% 05/15/14 (11/15/09) (e)(g)	38,000	17,100

Comcast Corp.
6.550% 07/01/39	4,260,000	4,552,347
6.950% 08/15/37	16,950,000	18,918,946

See Accompanying Notes to Financial Statements.

5

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Communications (continued)
Media (continued)
CSC Holdings, Inc.
8.500% 04/15/14 (c)	1,365,000	1,433,250

DirecTV Holdings LLC
6.375% 06/15/15	5,280,000	5,346,000

DISH DBS Corp.
6.625% 10/01/14	1,750,000	1,701,875
7.875% 09/01/19 (c)(h)	440,000	444,400

Liberty Media LLC
8.250% 02/01/30	640,000	528,000

Local TV Finance LLC
PIK,
9.250% 06/15/15 (c)	630,000	197,041

News America, Inc.
6.400% 12/15/35	4,835,000	4,877,441
6.550% 03/15/33	1,300,000	1,330,549

Sirius XM Radio, Inc.
9.750% 09/01/15 (c)	825,000	841,500

Media Total		43,366,747

Telecommunication Services – 3.7%
AT&T, Inc.
5.625% 06/15/16	5,295,000	5,696,133
6.550% 02/15/39	4,005,000	4,366,419

BellSouth Corp.
5.200% 09/15/14	13,080,000	14,161,546

British Telecommunications PLC
5.150% 01/15/13	3,360,000	3,500,465
5.950% 01/15/18	12,855,000	13,021,974

Citizens Communications Co.
7.875% 01/15/27	1,280,000	1,168,000

Cricket Communications, Inc.
9.375% 11/01/14	1,200,000	1,218,000

Crown Castle International Corp.
9.000% 01/15/15	470,000	492,325

Digicel Group Ltd.
8.875% 01/15/15 (c)	1,675,000	1,557,750

GeoEye, Inc.
9.625% 10/01/15 (c)(h)	560,000	567,000

Global Crossing Ltd.
12.000% 09/15/15 (c)	795,000	834,750

	Par ($) (a)	Value ($)
Hellas Telecommunications Luxembourg II
6.259% 01/15/15 (10/15/09) (c)(d)(e)	250,000	38,750
Inmarsat Finance II PLC
(i) 11/15/12 (10.375% 11/15/09)	1,000,000	1,035,000

Intelsat Jackson Holdings Ltd.
11.250% 06/15/16	2,560,000	2,739,200

Lucent Technologies, Inc.
6.450% 03/15/29	1,915,000	1,457,794

MetroPCS Wireless, Inc.
9.250% 11/01/14	1,190,000	1,216,775

Nextel Communications, Inc.
7.375% 08/01/15	1,340,000	1,202,650

Nielsen Finance LLC/Nielsen Finance Co.
11.500% 05/01/16	980,000	1,029,000

NII Capital Corp.
10.000% 08/15/16 (c)	345,000	358,800

Nordic Telephone Co. Holdings ApS
8.875% 05/01/16 (c)	800,000	828,000

Orascom Telecom Finance SCA
7.875% 02/08/14 (c)	280,000	267,400

Quebecor Media, Inc.
7.750% 03/15/16	1,295,000	1,282,050

Qwest Communications International, Inc.
7.500% 02/15/14	1,020,000	1,007,250

Qwest Corp.
7.500% 10/01/14	475,000	479,750
7.500% 06/15/23	1,125,000	1,023,750

SBA Telecommunications, Inc.
8.250% 08/15/19 (c)	325,000	334,750

Sprint Capital Corp.
6.875% 11/15/28	320,000	267,200

Syniverse Technologies, Inc.
7.750% 08/15/13	485,000	449,231

Telefonica Emisiones SAU
6.221% 07/03/17	2,880,000	3,179,255
6.421% 06/20/16	4,340,000	4,874,111

Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	640,000	659,200

Verizon Communications, Inc.
6.250% 04/01/37	1,825,000	1,898,891

See Accompanying Notes to Financial Statements.

6

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($) (a)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Virgin Media Finance PLC
9.500% 08/15/16		1,190,000	1,252,475

West Corp.
11.000% 10/15/16		990,000	982,575

Wind Acquisition Finance SA
10.750% 12/01/15 (c)		305,000	335,500
11.750% 07/15/17 (c)		1,765,000	1,990,037
11.750% 07/15/17 (c)	EUR	380,000	617,241

Windstream Corp.
8.625% 08/01/16		1,405,000	1,436,612

Telecommunication Services Total			78,827,609

Communications Total			122,544,887

Consumer Cyclical – 3.0%
Airlines – 0.2%
Continental Airlines, Inc.
6.940% 10/15/13		580,189	545,378
7.461% 04/01/15		4,593,402	4,283,347

Airlines Total			4,828,725

Apparel – 0.1%
Levi Strauss & Co.
9.750% 01/15/15		970,000	1,008,800

Apparel Total			1,008,800

Auto Manufacturers – 0.0%
General Motors Corp.
7.200% 01/15/11 (b)		735,000	112,088
8.375% 07/15/33 (b)		1,405,000	228,312

Auto Manufacturers Total			340,400

Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.
9.000% 07/01/15		704,000	730,400
10.500% 05/15/16		225,000	244,125

TRW Automotive, Inc.
7.000% 03/15/14 (c)		645,000	586,950

Auto Parts & Equipment Total			1,561,475

Entertainment – 0.1%
American Casino & Entertainment Properties LLC
11.000% 06/15/14 (c)		595,000	529,550

Boyd Gaming Corp.
6.750% 04/15/14		425,000	380,375
7.125% 02/01/16		325,000	286,000

	Par ($) (a)	Value ($)
Jacobs Entertainment, Inc.
9.750% 06/15/14	555,000	505,744

Six Flags, Inc.
9.625% 06/01/14 (b)	287,000	53,095

WMG Acquisition Corp.
7.375% 04/15/14	620,000	593,650

WMG Holdings Corp.
(i) 12/15/14 (12/15/09) (e) (9.500% 12/15/09)	540,000	519,750

Entertainment Total		2,868,164

Home Builders – 0.1%
D.R. Horton, Inc.
5.625% 09/15/14	1,250,000	1,206,250

KB Home
5.875% 01/15/15	965,000	909,512

Ryland Group, Inc.
8.400% 05/15/17	315,000	337,838

Standard Pacific Corp.
7.000% 08/15/15	430,000	376,250

Home Builders Total		2,829,850

Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	700,000	546,000

Leisure Time Total		546,000

Lodging – 0.3%
Harrah’s Operating Co., Inc.
10.000% 12/15/18 (c)	577,000	458,715
11.250% 06/01/17 (c)	310,000	313,100

Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.
11.250% 06/01/17 (c)	585,000	601,087

Host Hotels & Resorts LP
6.750% 06/01/16	705,000	669,750

Majestic Star LLC
9.750% 01/15/11 (j)	580,000	60,900

Mashantucket Western Pequot Tribe
8.500% 11/15/15 (c)	1,395,000	505,687

MGM Mirage
6.750% 09/01/12	1,220,000	1,021,750

Pinnacle Entertainment, Inc.
7.500% 06/15/15	330,000	292,050
8.625% 08/01/17 (c)	400,000	402,000

See Accompanying Notes to Financial Statements.

7

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Consumer Cyclical (continued)
Lodging (continued)
Seminole Indian Tribe of Florida
7.804% 10/01/20 (c)	570,000	486,575

Snoqualmie Entertainment Authority
4.680% 02/01/14 (02/01/10) (c)(d)(e)	90,000	44,100
9.125% 02/01/15 (c)	640,000	339,200

Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	665,000	627,594

Lodging Total		5,822,508

Retail – 2.1%
AmeriGas Partners LP
7.125% 05/20/16	475,000	456,000
7.250% 05/20/15	335,000	326,625

Best Buy Co., Inc.
6.750% 07/15/13	8,350,000	8,945,438

CVS Pass-Through Trust
5.298% 01/11/27 (c)	5,248,121	4,738,063
6.036% 12/10/28	4,588,985	4,423,552
8.353% 07/10/31 (c)	9,105,426	10,134,157

Dollar General Corp.
PIK,
11.875% 07/15/17	1,000,000	1,125,000

Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	345,000	346,725
8.750% 03/01/15 (c)	525,000	539,438

Limited Brands, Inc.
8.500% 06/15/19 (c)	645,000	674,755

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	1,250,000	1,216,730

McDonald’s Corp.
5.000% 02/01/19	1,250,000	1,330,380
5.700% 02/01/39	6,475,000	7,010,275

Phillips-Van Heusen Corp.
8.125% 05/01/13	335,000	340,863

Rite Aid Corp.
9.500% 06/15/17	1,150,000	931,500

Starbucks Corp.
6.250% 08/15/17	2,515,000	2,691,850

Toys R US, Inc.
7.375% 10/15/18	1,135,000	987,450

Retail Total		46,218,801

Consumer Cyclical Total		66,024,723

	Par ($) (a)	Value ($)
Consumer Non-cyclical – 5.3%
Beverages – 1.4%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (c)(k)	17,560,000	20,778,046
8.000% 11/15/39 (c)	5,235,000	6,774,252
8.200% 01/15/39 (c)	2,105,000	2,775,735

Constellation Brands, Inc.
8.125% 01/15/12	485,000	485,000

Cott Beverages, Inc.
8.000% 12/15/11	485,000	481,969

Beverages Total		31,295,002

Biotechnology – 0.3%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	390,000	399,750

Genentech, Inc.
4.400% 07/15/10	5,200,000	5,336,723

Biotechnology Total		5,736,473

Commercial Services – 0.3%
ACE Cash Express, Inc.
10.250% 10/01/14 (c)	280,000	187,950

ARAMARK Corp.
8.500% 02/01/15	1,000,000	1,008,750

Ashtead Holdings PLC
8.625% 08/01/15 (c)	695,000	667,200

Corrections Corp. of America
6.250% 03/15/13	440,000	433,400

GEO Group, Inc.
8.250% 07/15/13	600,000	606,000

Iron Mountain, Inc.
8.000% 06/15/20	830,000	834,150

Rental Service Corp.
9.500% 12/01/14	775,000	747,875

Service Corp. International
6.750% 04/01/16	320,000	313,600
7.000% 06/15/17	750,000	731,250

United Rentals North America, Inc.
6.500% 02/15/12	380,000	380,950

Commercial Services Total		5,911,125

Food – 1.1%
Campbell Soup Co.
4.500% 02/15/19	6,025,000	6,182,216

ConAgra Foods, Inc.
7.000% 10/01/28	9,420,000	10,422,100

See Accompanying Notes to Financial Statements.

8

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Consumer Non-cyclical (continued)
Food (continued)
Del Monte Corp.
6.750% 02/15/15	425,000	419,688

JBS USA LLC/JBS USA Finance, Inc.
11.625% 05/01/14 (c)	1,065,000	1,144,875

Kroger Co.
8.000% 09/15/29	1,435,000	1,837,357

New Albertsons, Inc.
8.000% 05/01/31	575,000	516,062

Pinnacle Foods Finance LLC
9.250% 04/01/15	925,000	938,875

Reddy Ice Holdings, Inc.
(i) 11/01/12 (10.500% 11/01/09)	340,000	260,950

Smithfield Foods, Inc.
10.000% 07/15/14 (c)	815,000	855,750

Tyson Foods, Inc.
10.500% 03/01/14	510,000	577,575

Food Total		23,155,448

Healthcare Products – 0.1%
Biomet, Inc.
PIK,
10.375% 10/15/17	1,890,000	2,008,125

Healthcare Products Total		2,008,125

Healthcare Services – 0.8%
Community Health Systems, Inc.
8.875% 07/15/15	1,320,000	1,353,000

DaVita, Inc.
7.250% 03/15/15	445,000	440,550

HCA, Inc.
9.250% 11/15/16	30,000	31,012
PIK,
9.625% 11/15/16	4,091,000	4,254,640

Health Net, Inc.
6.375% 06/01/17	755,000	664,400

Healthsouth Corp.
10.750% 06/15/16	440,000	477,400

Roche Holdings, Inc.
6.000% 03/01/19 (c)	4,150,000	4,619,527

U.S. Oncology Holdings, Inc.
PIK,
6.428% 03/15/12 (03/15/10) (d)(e)	460,000	398,893

	Par ($) (a)	Value ($)
U.S. Oncology, Inc.
9.125% 08/15/17 (c)	490,000	515,725

WellPoint, Inc.
7.000% 02/15/19	4,150,000	4,717,542

Healthcare Services Total		17,472,689

Household Products/Wares – 0.3%
American Greetings Corp.
7.375% 06/01/16	460,000	440,450

Fortune Brands, Inc.
5.125% 01/15/11	5,705,000	5,850,232

Jostens IH Corp.
7.625% 10/01/12	475,000	475,594

Household Products/Wares Total		6,766,276

Pharmaceuticals – 1.0%
Abbott Laboratories
5.600% 05/15/11	1,000,000	1,070,036

Elan Finance PLC/Elan Finance Corp.
4.440% 11/15/11 (11/15/09) (d)(e)	205,000	199,875
8.875% 12/01/13	765,000	770,738

Novartis Securities Investment Ltd.
5.125% 02/10/19	9,710,000	10,336,868

Omnicare, Inc.
6.750% 12/15/13	760,000	735,300
6.875% 12/15/15	85,000	81,600

Valeant Pharmaceuticals International
8.375% 06/15/16 (c)	620,000	629,300

Warner Chilcott Corp.
8.750% 02/01/15	880,000	902,000

Wyeth
5.500% 02/01/14	1,640,000	1,791,055
5.500% 02/15/16	5,985,000	6,530,832

Pharmaceuticals Total		23,047,604

Consumer Non-cyclical Total		115,392,742

Diversified – 0.0%
Diversified Holding Companies – 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125% 02/15/13	495,000	476,437

Diversified Holding Companies Total		476,437

Diversified Total		476,437

See Accompanying Notes to Financial Statements.

9

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Energy – 7.3%
Coal – 0.1%
Arch Western Finance LLC
6.750% 07/01/13	940,000	924,725

Massey Energy Co.
6.875% 12/15/13	1,360,000	1,312,400

Coal Total		2,237,125

Oil & Gas – 3.2%
Canadian Natural Resources Ltd.
6.250% 03/15/38	2,835,000	3,020,230

Chesapeake Energy Corp.
6.375% 06/15/15	1,760,000	1,634,600
9.500% 02/15/15	160,000	168,400

Cimarex Energy Co.
7.125% 05/01/17	860,000	799,800

Compton Petroleum Corp.
7.625% 12/01/13	580,000	437,900

Connacher Oil & Gas Ltd.
11.750% 07/15/14 (c)	660,000	702,900

Devon Energy Corp.
6.300% 01/15/19	2,675,000	2,951,279

Forest Oil Corp.
8.500% 02/15/14 (c)	1,020,000	1,027,650

Frontier Oil Corp.
8.500% 09/15/16	440,000	450,450

Gazprom International SA
7.201% 02/01/20 (c)	4,178,396	4,303,748

Hess Corp.
7.300% 08/15/31	3,975,000	4,468,429

Marathon Oil Corp.
7.500% 02/15/19	975,000	1,124,591

Newfield Exploration Co.
6.625% 04/15/16	1,230,000	1,205,400

Nexen, Inc.
5.875% 03/10/35	8,210,000	7,519,243
7.500% 07/30/39	7,665,000	8,346,557

OPTI Canada, Inc.
8.250% 12/15/14	1,265,000	980,375

Penn Virginia Corp.
10.375% 06/15/16	435,000	469,800

PetroHawk Energy Corp.
7.875% 06/01/15	1,430,000	1,408,550

	Par ($) (a)	Value ($)
Qatar Petroleum
5.579% 05/30/11 (c)	1,091,248	1,122,338

Quicksilver Resources, Inc.
7.125% 04/01/16	1,135,000	984,613

Range Resources Corp.
7.500% 05/15/16	315,000	315,000

Ras Laffan Liquefied Natural Gas Co., Ltd. II
5.298% 09/30/20 (c)	3,400,000	3,404,114

Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (c)	2,230,000	2,318,241

Southwestern Energy Co.
7.500% 02/01/18	500,000	505,000

Talisman Energy, Inc.
5.850% 02/01/37 (k)	4,150,000	3,991,657
7.750% 06/01/19	11,309,000	13,297,405

Tesoro Corp.
6.625% 11/01/15	730,000	675,250

United Refining Co.
10.500% 08/15/12	435,000	374,100

Oil & Gas Total		68,007,620

Oil & Gas Services – 1.1%
Seitel, Inc.
9.750% 02/15/14	320,000	217,600

Smith International, Inc.
9.750% 03/15/19	5,920,000	7,304,351

Weatherford International Ltd.
5.150% 03/15/13	6,960,000	7,310,728
7.000% 03/15/38	8,415,000	9,071,984

Oil & Gas Services Total		23,904,663

Pipelines – 2.9%
Atlas Pipeline Partners LP
8.125% 12/15/15	610,000	491,050

El Paso Corp.
6.875% 06/15/14	750,000	735,000
7.250% 06/01/18	705,000	693,430

Enbridge Energy Partners LP
7.500% 04/15/38	4,875,000	5,567,494

Energy Transfer Partners LP
6.000% 07/01/13	9,700,000	10,279,953

Kinder Morgan Energy Partners LP
5.625% 02/15/15	3,225,000	3,461,683
5.800% 03/01/21	4,095,000	4,159,869

See Accompanying Notes to Financial Statements.

10

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Energy (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP (continued)
6.500% 09/01/39	6,010,000	6,113,793
6.950% 01/15/38	3,945,000	4,237,242

Kinder Morgan Finance Co. ULC
5.700% 01/05/16	895,000	852,488

MarkWest Energy Partners LP
6.875% 11/01/14	190,000	178,600
8.500% 07/15/16	820,000	811,800

ONEOK Partners LP
6.850% 10/15/37	2,205,000	2,379,208

Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	1,505,000	1,516,646
6.500% 05/01/18	7,035,000	7,535,160
6.650% 01/15/37	2,840,000	2,991,332
8.750% 05/01/19	1,795,000	2,154,723

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (d)(e)	10,470,000	9,173,196

Williams Companies, Inc.
7.875% 09/01/21	230,000	248,782

Pipelines Total		63,581,449

Energy Total		157,730,857

Financials – 20.0%
Banks – 11.5%
Bank of New York Mellon Corp.
5.450% 05/15/19	9,485,000	10,252,887

Barclays Bank PLC
5.000% 09/22/16	7,245,000	7,337,504
7.375% 06/29/49 (12/01/11) (c)(d)(e)	2,645,000	2,314,375

Capital One Capital IV
6.745% 02/17/37 (d)	10,990,000	8,352,400

Capital One Capital V
10.250% 08/15/39	8,470,000	9,359,519

Capital One Financial Corp.
7.375% 05/23/14	1,070,000	1,194,135

Chinatrust Commercial Bank
5.625% 12/29/49 (03/17/15) (c)(d)(e)	2,350,000	1,968,421

	Par ($) (a)	Value ($)
Citicorp Lease Pass-Through Trust
8.040% 12/15/19 (c)	12,075,000	11,949,915

Citigroup, Inc.
4.125% 02/22/10	4,915,000	4,964,494

Comerica Bank
0.336% 06/30/10 (10/30/09) (d)(e)	2,000,000	1,961,602
5.200% 08/22/17	5,445,000	4,650,999
5.750% 11/21/16	1,660,000	1,501,790

Deutsche Bank AG London
4.875% 05/20/13	1,300,000	1,384,718

Fifth Third Bank
4.200% 02/23/10	6,550,000	6,602,263

Goldman Sachs Group, Inc.
6.000% 05/01/14	4,620,000	5,024,416

HSBC Capital Funding LP
9.547% 12/31/49 (c)(d)	10,500,000	10,605,000

JPMorgan Chase Capital XVII
5.850% 08/01/35	7,550,000	6,682,822

JPMorgan Chase Capital XX
6.550% 09/29/36	12,190,000	11,321,487

KeyBank NA
5.800% 07/01/14	4,054,000	3,930,154

Keycorp
6.500% 05/14/13 (k)	17,345,000	17,755,626

Lloyds TSB Group PLC
6.267% 12/31/49 (c)(d)	6,600,000	3,762,000

M&I Marshall & Ilsley Bank
5.300% 09/08/11	4,070,000	3,849,207

Merrill Lynch & Co., Inc.
5.450% 02/05/13 (l)	15,000,000	15,553,815
5.700% 05/02/17 (k)(l)	9,940,000	9,732,682
6.050% 08/15/12 (l)	1,500,000	1,599,731
6.150% 04/25/13 (l)	5,090,000	5,385,724
7.750% 05/14/38 (l)	5,160,000	5,814,902

National City Bank of Cleveland
6.200% 12/15/11	1,590,000	1,697,850

National City Bank of Kentucky
6.300% 02/15/11	2,830,000	2,949,064

National City Corp.
4.900% 01/15/15	625,000	632,541
6.875% 05/15/19	2,535,000	2,752,206

See Accompanying Notes to Financial Statements.

11

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Financials (continued)
Banks (continued)
Northern Trust Co.
6.500% 08/15/18	12,500,000	14,272,700

Northern Trust Corp.
5.500% 08/15/13 (k)	5,525,000	6,056,301

USB Capital IX
6.189% 04/15/42 (d)	12,450,000	9,555,375

Wachovia Capital Trust III
5.800% 03/15/42 (03/15/11) (d)(e)	12,045,000	8,311,050

Wachovia Corp.
5.500% 05/01/13	2,765,000	2,958,470
5.750% 02/01/18	1,175,000	1,243,568

Westpac Banking Corp.
4.200% 02/27/15	22,155,000	22,517,943

Zions Bancorporation
7.750% 09/23/14	135,000	120,825

Banks Total		247,880,481

Diversified Financial Services – 2.7%
American General Finance Corp.
6.900% 12/15/17	480,000	335,703

Ameriprise Financial, Inc.
7.300% 06/28/19	4,965,000	5,473,277

CDX North America High Yield
8.875% 06/29/13 (c)	4,350,000	4,089,000

Discover Financial Services
10.250% 07/15/19	2,940,000	3,365,030

E*Trade Financial Corp.
PIK,
12.500% 11/30/17	350,000	373,917

Eaton Vance Corp.
6.500% 10/02/17	7,890,000	8,521,389

Ford Motor Credit Co.
5.700% 01/15/10	2,000,000	1,999,426

Ford Motor Credit Co., LLC
7.500% 08/01/12	360,000	345,660
7.800% 06/01/12	1,815,000	1,754,109
8.000% 12/15/16	725,000	672,630

Fund American Companies, Inc.
5.875% 05/15/13	4,535,000	4,332,648

General Electric Capital Corp.
6.000% 08/07/19 (k)	5,310,000	5,386,682

	Par ($) (a)	Value ($)
GMAC, Inc.
6.875% 09/15/11 (c)	1,445,000	1,365,525
8.000% 11/01/31 (c)	1,423,000	1,145,515

International Lease Finance Corp.
4.875% 09/01/10	10,907,000	10,227,418
5.650% 06/01/14	2,024,000	1,553,485

Lazard Group LLC
7.125% 05/15/15	500,000	504,989

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (b)(g)	23,065,000	4,094,037
6.875% 05/02/18 (b)(g)	1,685,000	299,088

Nuveen Investments, Inc.
10.500% 11/15/15 (c)	810,000	700,650

PF Export Receivables Master Trust
3.748% 06/01/13 (c)	1,512,713	1,473,452

Reliance Intermediate Holdings LP
9.500% 12/15/19 (c)	445,000	439,437

Sears Roebuck Acceptance Corp.
7.000% 02/01/11	270,000	269,325

Diversified Financial Services Total		58,722,392

Insurance – 4.2%
Asurion Corp.
6.746% 07/02/15 (10/13/09) (d)(e)(m)	810,000	771,100

Berkshire Hathaway Finance Corp.
4.850% 01/15/15	5,000,000	5,380,140

Crum & Forster Holdings Corp.
7.750% 05/01/17	630,000	579,600

HUB International Holdings, Inc.
10.250% 06/15/15 (c)	440,000	409,750

ING Groep NV
5.775% 12/29/49 (12/08/15) (d)(e)	9,465,000	6,057,600

Liberty Mutual Group, Inc.
7.500% 08/15/36 (c)	6,805,000	5,746,510
10.750% 06/15/58 (06/15/58) (c)(d)(e)	7,985,000	7,585,750

Lincoln National Corp.
6.200% 12/15/11	4,500,000	4,705,038
8.750% 07/01/19	6,345,000	7,338,418

MetLife Capital Trust X
9.250% 04/08/38 (c)(d)	14,950,000	15,548,000

See Accompanying Notes to Financial Statements.

12

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Financials (continued)
Insurance (continued)
MetLife, Inc.
10.750% 08/01/39	6,405,000	7,718,025

Principal Life Income Funding Trusts
5.300% 04/24/13	17,865,000	18,327,453

Provident Companies, Inc.
7.000% 07/15/18	190,000	182,658

Prudential Financial, Inc.
4.750% 06/13/15	3,210,000	3,206,296

Unum Group
7.125% 09/30/16	6,685,000	6,763,856

USI Holdings Corp.
9.750% 05/15/15 (c)	325,000	288,031

Insurance Total		90,608,225

Real Estate Investment Trusts (REITs) – 1.6%
Brandywine Operating Partnership LP
7.500% 05/15/15	9,400,000	9,404,305

Duke Realty LP
7.375% 02/15/15	6,520,000	6,724,363
8.250% 08/15/19	6,645,000	6,938,157

HCP, Inc.
7.072% 06/08/15	2,530,000	2,538,060

Health Care Property Investors, Inc.
5.625% 05/01/17	3,765,000	3,414,332

Highwoods Properties, Inc.
5.850% 03/15/17	2,005,000	1,765,872

Liberty Property LP
5.500% 12/15/16	5,075,000	4,572,017

Real Estate Investment Trusts (REITs) Total		35,357,106

Savings & Loans – 0.0%
Washington Mutual Bank
5.125% 01/15/15 (j)	20,444,000	51,110

Washington Mutual Preferred Funding Delaware
6.534% 03/29/49 (03/15/11) (c)(d)(e)(j)	2,725,000	27,250

Savings & Loans Total		78,360

Financials Total		432,646,564

	Par ($) (a)	Value ($)
Industrials – 3.9%
Aerospace & Defense – 0.5%
BE Aerospace, Inc.
8.500% 07/01/18	800,000	820,000

Boeing Co.
6.000% 03/15/19	3,890,000	4,363,448

L-3 Communications Corp.
6.375% 10/15/15	960,000	969,600

Raytheon Co.
5.500% 11/15/12	800,000	878,106
7.200% 08/15/27	1,730,000	2,153,025

Sequa Corp.
11.750% 12/01/15 (c)	965,000	762,350

Systems 2001 Asset Trust
6.664% 09/15/13 (c)	1,327,056	1,359,808

TransDigm, Inc.
7.750% 07/15/14	90,000	89,325
7.750% 07/15/15 (c)(h)	345,000	341,550

Aerospace & Defense Total		11,737,212

Air Transportation – 0.1%
Air 2 US
8.027% 10/01/19 (c)	2,111,889	1,488,881

Air Transportation Total		1,488,881

Building Materials – 0.1%
Nortek, Inc.
10.000% 12/01/13	365,000	372,300

Owens Corning
6.500% 12/01/16	515,000	502,481

Texas Industries, Inc.
7.250% 07/15/13	385,000	369,600
7.250% 07/15/13	85,000	81,600

Building Materials Total		1,325,981

Electrical Components & Equipment – 0.1%
Belden, Inc.
7.000% 03/15/17	645,000	613,556

General Cable Corp.
7.125% 04/01/17	715,000	700,700

Electrical Components & Equipment Total		1,314,256

Electronics – 0.0%
Flextronics International Ltd.
6.250% 11/15/14	543,000	522,638

Electronics Total		522,638

See Accompanying Notes to Financial Statements.

13

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Industrials (continued)
Engineering & Construction – 0.0%
Esco Corp.
8.625% 12/15/13 (c)	380,000	372,400

Engineering & Construction Total		372,400

Environmental Control – 0.0%
Clean Harbors, Inc.
7.625% 08/15/16 (c)	455,000	465,806

Environmental Control Total		465,806

Machinery – 0.7%
Caterpillar Financial Services Corp.
4.250% 02/08/13	8,735,000	8,997,469
6.200% 09/30/13	835,000	924,749

Caterpillar, Inc.
8.250% 12/15/38	4,625,000	6,309,101

Machinery Total		16,231,319

Machinery-Construction & Mining – 0.0%
Terex Corp.
8.000% 11/15/17	960,000	880,800

Machinery-Construction & Mining Total		880,800

Machinery-Diversified – 0.1%
CPM Holdings, Inc.
10.625% 09/01/14 (c)	605,000	624,663

Manitowoc Co., Inc.
7.125% 11/01/13	785,000	679,025

Machinery-Diversified Total		1,303,688

Miscellaneous Manufacturing – 0.7%
American Railcar Industries, Inc.
7.500% 03/01/14	505,000	469,650

Bombardier, Inc.
6.300% 05/01/14 (c)	1,175,000	1,133,875

Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	7,565,000	8,939,023

Koppers Holdings, Inc.
(i) 11/15/14 (11/15/09) (e) (9.875% 11/15/09)	625,000	626,563

TriMas Corp.
9.875% 06/15/12	830,000	749,075

Trinity Industries, Inc.
6.500% 03/15/14	645,000	638,550

Tyco International Finance SA
4.125% 10/15/14	765,000	762,345

	Par ($) (a)	Value ($)
Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	1,465,000	1,644,398

Miscellaneous Manufacturing Total		14,963,479

Packaging & Containers – 0.2%
Berry Plastics Holding Corp.
8.875% 09/15/14	615,000	585,787

BWAY Corp.
10.000% 04/15/14 (c)	475,000	502,313

Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	505,000	513,837

Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17 (c)	280,000	282,800

Graham Packaging Co., LP/GPC Capital Corp. I
9.875% 10/15/14	235,000	241,463

Graphic Packaging International, Inc.
9.500% 06/15/17 (c)	175,000	185,938

Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	825,000	816,750

Solo Cup Co.
8.500% 02/15/14	700,000	668,500

Packaging & Containers Total		3,797,388

Transportation – 1.4%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (d)(e)	4,401,000	4,092,930

Bristow Group, Inc.
7.500% 09/15/17	560,000	532,000

Burlington Northern Santa Fe Corp.
4.700% 1810/01/19	4,155,000	4,204,478
7.125% 12/15/10	3,900,000	4,117,117
7.950% 08/15/30	2,375,000	3,021,978

Navios Maritime Holdings, Inc.
9.500% 12/15/14	730,000	689,850

PHI, Inc.
7.125% 04/15/13	420,000	394,275

RailAmerica, Inc.
9.250% 07/01/17 (c)	290,000	303,775

Ship Finance International Ltd.
8.500% 12/15/13	505,000	481,644

See Accompanying Notes to Financial Statements.

14

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Industrials (continued)
Transportation (continued)
Stena AB
7.500% 11/01/13	535,000	496,212

Teekay Corp.
8.875% 07/15/11	315,000	324,056

TFM SA de CV
9.375% 05/01/12	825,000	837,375

Union Pacific Corp.
5.700% 08/15/18	4,875,000	5,258,502
6.650% 01/15/11	4,595,000	4,858,592

Transportation Total		29,612,784

Industrials Total		84,016,632

Technology – 1.7%
Computers – 0.1%
Seagate Technology International
10.000% 05/01/14 (c)	265,000	289,513

Sungard Data Systems, Inc.
9.125% 08/15/13	1,375,000	1,388,750

Computers Total		1,678,263

Networking & Telecom Equipment – 0.4%
Cisco Systems, Inc.
5.900% 02/15/39	7,710,000	8,345,867

Networking & Telecom Equipment Total		8,345,867

Semiconductors – 0.1%
Amkor Technology, Inc.
9.250% 06/01/16	815,000	839,450

Freescale Semiconductor, Inc.
12.500% 12/15/14 (m)	548,840	550,212

Semiconductors Total		1,389,662

Software – 1.1%
Oracle Corp.
4.950% 04/15/13	6,000,000	6,493,872
5.000% 01/15/11 (k)	7,210,000	7,540,787
6.500% 04/15/38 (k)	9,120,000	10,571,284

Software Total		24,605,943

Technology Total		36,019,735

Utilities – 5.3%
Electric – 4.5%
AES Corp.
7.750% 03/01/14	595,000	599,463
8.000% 10/15/17	575,000	578,594

	Par ($) (a)	Value ($)
American Electric Power Co., Inc.
5.250% 06/01/15	7,973,000	8,341,074

CMS Energy Corp.
6.875% 12/15/15	320,000	320,833

Commonwealth Edison Co.
5.900% 03/15/36	4,565,000	4,851,481
5.950% 08/15/16	6,495,000	7,081,628
6.150% 09/15/17	600,000	663,008
6.950% 07/15/18	6,020,000	6,818,240

Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	12,415,000	14,840,494

DTE Energy Co.
7.625% 05/15/14	4,025,000	4,442,831

Dynegy Holdings, Inc.
7.125% 05/15/18	1,195,000	920,150

Edison Mission Energy
7.000% 05/15/17	440,000	367,400

Energy Future Holdings Corp.
PIK,
11.250% 11/01/17	1,662,400	1,019,259

Exelon Generation Co. LLC
6.200% 10/01/17	370,000	403,805

FPL Energy American Wind LLC
6.639% 06/20/23 (c)	2,801,533	2,752,114

FPL Energy National Wind LLC
5.608% 03/10/24 (c)	595,312	555,319

Intergen NV
9.000% 06/30/17 (c)	910,000	937,300

Ipalco Enterprises, Inc.
7.250% 04/01/16 (c)	520,000	521,300

MidAmerican Energy Holdings Co.
5.875% 10/01/12	5,500,000	5,992,398

Mirant Americas Generation LLC
8.500% 10/01/21	1,030,000	896,100

Mirant North America LLC
7.375% 12/31/13	90,000	89,550

Niagara Mohawk Power Corp.
4.881% 08/15/19 (c)	9,510,000	9,682,407

NRG Energy, Inc.
7.375% 02/01/16	955,000	923,962

NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (c)	635,000	568,325

See Accompanying Notes to Financial Statements.

15

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Utilities (continued)
Oglethorpe Power Corp.
6.974% 06/30/11	481,000	487,623

Oncor Electric Delivery Co.
5.950% 09/01/13	6,535,000	7,072,295

Pepco Holdings, Inc.
0.986% 06/01/10 (12/01/09) (d)(e)	5,000,000	4,962,195

Southern California Edison Co.
5.000% 01/15/16	4,500,000	4,809,456

Southern Co.
4.150% 05/15/14	2,325,000	2,401,783

Tenaska Alabama II Partners LP
6.125% 03/30/23 (c)	2,913,626	2,672,057

Texas Competitive Electric Holdings Co. LLC
PIK,
10.500% 11/01/16	1,527,000	956,284

Electric Total		97,528,728

Gas – 0.8%
Atmos Energy Corp.
6.350% 06/15/17	4,065,000	4,409,163
8.500% 03/15/19	5,910,000	7,296,279

Centerpoint Energy, Inc.
5.950% 02/01/17	310,000	302,636

Nakilat, Inc.
6.067% 12/31/33 (c)	3,480,000	3,173,377

Sempra Energy
6.500% 06/01/16	2,490,000	2,752,553

Gas Total		17,934,008

Utilities Total		115,462,736

Total Corporate Fixed-Income Bonds & Notes (cost of $1,160,354,595)		1,176,251,622

Mortgage-Backed Securities – 20.5%
Federal Home Loan Mortgage Corp.
5.000% 08/01/35	31,781,093	32,954,345
6.000% 11/01/37	11,606,885	12,278,634
12.000% 07/01/20	58,277	61,043

Federal National Mortgage Association
4.500% 05/01/39	29,556,390	29,978,185
5.000% 02/01/36	61,886,202	64,151,495
5.000% 05/01/36	23,922,445	24,798,106

	Par ($) (a)	Value ($)
5.000% 03/01/37	11,843,302	12,252,759
5.000% 04/01/38	73,335,994	75,871,434
5.000% 01/01/39	33,588,892	34,748,268
5.000% 04/01/39	16,860,595	17,440,881
5.500% 02/01/37	3,000,199	3,144,271
5.500% 05/01/38	35,387,685	37,087,031
5.500% 06/01/38	21,776,057	22,811,554
6.000% 01/01/14	166,367	178,311
6.000% 01/01/24	94,858	100,720
6.000% 03/01/24	121,925	129,441
6.000% 02/01/37	32,775,806	34,744,403
6.000% 03/01/38	24,504,314	25,886,663
6.500% 10/01/28	520,727	563,545
6.500% 12/01/31	575,501	621,385
6.500% 08/01/36	13,550,785	14,514,726

Government National Mortgage Association
4.625% 07/20/25 (10/01/09) (d)(e)	55,408	56,779
9.000% 06/15/16	1,910	2,087
9.000% 08/15/16	1,500	1,639
9.000% 10/15/16	3,244	3,545

Total Mortgage-Backed Securities (cost of $422,752,679)		444,381,250

Commercial Mortgage-Backed Securities – 7.7%
Bear Stearns Commercial Mortgage Securities
5.201% 12/11/38	3,710,000	3,441,484
5.422% 09/11/42	8,368,213	8,655,613
5.742% 09/11/42 (10/01/09) (d)(e)	5,190,000	4,856,749
5.903% 09/11/38 (10/01/09) (d)(e)	1,290,000	1,252,378
6.480% 02/15/35	7,156,000	7,421,521

Citigroup Commercial Mortgage Trust
5.413% 10/15/49	5,750,000	5,571,463

Credit Suisse Mortgage Capital Certificates
5.912% 06/15/39 (10/01/09) (d)(e)	2,825,000	2,230,233

First Union National Bank Commercial Mortgage Trust
5.585% 02/12/34	490,158	492,301

GE Capital Commercial Mortgage Corp.
5.189% 07/10/39 (10/01/09) (d)(e)	14,000,000	14,205,204

See Accompanying Notes to Financial Statements.

16

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($) (a)	Value ($)
GMAC Commercial Mortgage Securities, Inc.
5.667% 05/10/40 (10/01/09) (d)(e)	8,970,000	9,356,557

Greenwich Capital Commercial Funding Corp.
6.116% 07/10/38 (10/01/09) (d)(e)	6,085,000	5,567,162

GS Mortgage Securities Corp. II
5.999% 08/10/45 (10/01/09) (d)(e)	6,455,000	5,334,848

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% 06/12/47	4,800,000	4,124,140
5.716% 02/15/51	11,160,000	8,138,682
5.814% 06/12/43 (10/01/09) (d)(e)	2,735,000	2,579,412

LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	5,270,000	5,403,265
6.510% 12/15/26	4,712,331	4,870,618

Morgan Stanley Capital I
5.378% 11/14/42 (10/01/09) (d)(e)	5,555,000	5,568,233
5.447% 02/12/44 (10/01/09) (d)(e)	3,637,000	3,107,040

Morgan Stanley Dean Witter Capital I
4.180% 03/12/35	5,439,366	5,522,387
4.920% 03/12/35	4,065,000	4,113,612
6.390% 07/15/33	8,883,348	9,259,535

Structured Asset Securities Corp.
I.O.,
2.171% 02/25/28 (10/01/09) (d)(e)	2,882,485	133

Wachovia Bank Commercial Mortgage Trust
0.415% 03/15/42 (10/01/09) (c)(d)(e)	427,912,092	2,759,263
3.989% 06/15/35	11,930,000	11,878,183
5.037% 03/15/42	5,000,000	5,049,104
5.412% 07/15/41 (10/01/09) (d)(e)	1,910,000	1,906,656
5.466% 01/15/45 (10/01/09) (d)(e)	10,000,000	7,398,354
5.609% 03/15/45 (10/01/09) (d)(e)	2,305,000	1,706,762
5.765% 07/15/45 (10/01/09) (d)(e)	9,245,000	8,300,977

	Par ($) (a)	Value ($)
5.926% 05/15/43 (10/01/09) (d)(e)	6,375,000	6,126,576

Total Commercial Mortgage-Backed Securities (cost of $158,584,551)		166,198,445

Asset-Backed Securities – 5.5%
American Express Credit Account Master Trust
0.593% 12/15/14 (10/15/09) (c)(d)(e)	3,810,000	3,562,350
0.633% 01/15/13 (10/15/09) (c)(d)(e)	3,850,000	3,784,020

Bay View Auto Trust
5.310% 06/25/14	3,500,000	3,509,094

Capital Auto Receivables Asset Trust
5.310% 06/15/12	9,000,000	8,876,095

Chase Issuance Trust
0.993% 06/15/12 (10/15/09) (d)(e)	5,500,000	5,517,555

Citicorp Residential Mortgage Securities, Inc.
5.892% 03/25/37 (10/01/09) (d)(e)	11,000,000	8,958,887
6.080% 06/25/37 (10/01/09) (d)(e)	11,000,000	10,077,297

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35 (10/01/09) (d)(e)	3,775,000	277,591
5.598% 03/25/36 (10/01/09) (d)(e)	1,815,014	1,644,517
5.666% 08/25/35 (10/01/09) (d)(e)	2,330,000	140,129

Countrywide Asset-Backed Certificates
0.356% 06/25/21 (10/26/09) (d)(e)(g)	1,027,153	832,589
5.813% 05/25/37 (10/01/09) (d)(e)	7,377,719	2,644,603

Discover Card Master Trust
0.563% 01/15/13 (10/15/09) (d)(e)	4,000,000	3,910,278

Ford Credit Auto Owner Trust
5.160% 04/15/13	5,000,000	5,284,360
5.680% 06/15/12	5,422,000	5,667,700
5.690% 11/15/12	6,000,000	6,364,292

Franklin Auto Trust
5.360% 05/20/16	4,720,000	4,742,267

See Accompanying Notes to Financial Statements.

17

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Asset-Backed Securities (continued)

	Par ($) (a)	Value ($)
GE Capital Credit Card Master Note Trust
4.130% 06/15/13	9,725,000	9,888,363

GE Equipment Small Ticket LLC
5.120% 06/22/15 (c)	1,315,878	1,220,793

Green Tree Financial Corp.
6.870% 01/15/29	1,164,903	1,101,182

Harley-Davidson Motorcycle Trust
5.540% 04/15/15	4,600,000	3,988,224

JPMorgan Auto Receivables Trust
5.610% 12/15/14 (c)	1,448,301	1,423,390

Origen Manufactured Housing
3.790% 12/15/17	31,131	31,059

Renaissance Home Equity Loan Trust
5.355% 11/25/35 (10/01/09) (d)(e)	4,750,000	1,230,289

Small Business Administration Participation Certificates
4.570% 06/01/25	3,158,283	3,306,298
5.390% 12/01/25	817,817	879,182
5.570% 03/01/26	3,014,192	3,269,370
5.780% 08/01/27	5,105,353	5,499,982

Wachovia Auto Loan Owner Trust
5.650% 02/20/13	8,000,000	7,659,344

WFS Financial Owner Trust
4.760% 05/17/13	4,000,000	4,006,496

Total Asset-Backed Securities (cost of $135,660,454)		119,297,596

Government & Agency Obligations – 5.1%
U.S. Government Obligations – 5.1%
U.S. Treasury Bonds
4.250% 05/15/39	12,360,000	12,786,803

U.S. Treasury Notes
1.000% 07/31/11 (n)	2,840,000	2,848,100
1.000% 09/30/11	5,370,000	5,374,194
2.375% 09/30/14	29,785,000	29,861,845
3.125% 05/15/19	530,000	521,511
3.625% 08/15/19	58,440,000	59,983,167

U.S. Government Obligations Total		111,375,620

Total Government & Agency Obligations (cost of $110,832,815)		111,375,620

Collateralized Mortgage Obligations – 2.2%

	Par ($) (a)	Value ($)
Agency – 1.0%
Federal Home Loan Mortgage Corp. REMICS
4.000% 03/15/19	7,075,000	7,170,843
5.000% 03/15/28	14,646,809	15,260,678

Federal National Mortgage Association REMICS
9.250% 03/25/18	65,210	73,457

Agency Total		22,504,978

Non-Agency – 1.2%
American Mortgage Trust
8.445% 09/27/22	8,423	5,108

Countrywide Alternative Loan Trust
5.500% 09/25/35	6,370,368	438,388

GSMPS Mortgage Loan Trust
7.750% 09/19/27 (c)(d)	651,864	629,621

JPMorgan Mortgage Trust
5.729% 05/25/36 (10/01/09) (d)(e)	8,206,240	6,238,797

Nomura Asset Acceptance Corp.
0.346% 08/25/36 (10/26/09) (d)(e)	2,434,165	1,880,235
5.515% 01/25/36 (10/01/09) (d)(e)	7,904,967	4,636,457
6.138% 03/25/47 (10/01/09) (e)	9,500,000	5,833,045

Wells Fargo Mortgage Backed Securities Trust
6.296% 10/25/37 (10/01/09) (d)(e)	7,494,228	5,683,453

Non-Agency Total		25,345,104

Total Collateralized Mortgage Obligations (cost of $63,836,979)		47,850,082

Municipal Bonds – 1.1%
California – 0.7%
CA Los Angeles Community College District
Series 2008 F-1,
5.000% 08/01/33	6,200,000	6,600,334

CA State
Series 2009,
7.550% 04/01/39	8,400,000	9,371,796

California Total		15,972,130

See Accompanying Notes to Financial Statements.

18

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Municipal Bonds (continued)

	Par ($) (a)	Value ($)
New York – 0.4%
NY Triborough Bridge & Tunnel Authority
Series 2008 C,
5.000% 11/15/38	7,500,000	8,044,650

New York Total		8,044,650

Total Municipal Bonds (cost of $21,772,205)		24,016,780

	Shares
Common Stock – 0.0%
Industrials – 0.0%
Airlines – 0.0%
UAL Corp. (o)	1,493	13,765

Airlines Total		13,765

Industrials Total		13,765

Total Common Stock (cost of $53,240)		13,765

	Units
Warrants – 0.0%
Financials – 0.0%
CNB Capital Trust I Expires 03/23/19(g)(o)	10,127	101

Financials Total		101

Total Warrants (cost of $101)		101

	Shares
Preferred Stock – 0.0%
Communications – 0.0%
Media – 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (c)(d)(g)	8,862	89

Media Total		89

Communications Total		89

Total Preferred Stock (cost of $89)		89

	Par ($) (a)	Value ($)
Short-Term Obligation – 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/01/12, market value $52,636,377 (repurchase proceeds $51,601,014)	51,601,000	51,601,000

Total Short-Term Obligation (cost of $51,601,000)		51,601,000

Total Investments – 98.8% (cost of $2,125,448,708) (p)		2,140,986,350

Other Assets & Liabilities, Net – 1.2%		25,612,667

Net Assets – 100.0%		2,166,599,017

Notes to Investment Portfolio:

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)	The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $5,568,870, which represents 0.3% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, except for the following, amounted to $202,947,351, which represents 9.4% of net assets.

Security	Acquisition Date	Par/Shares	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	8,862	$89	$89
Local TV Finance LLC, PIK
9.250% 06/15/15	05/07/07- 06/15/09	$630,000	$547,456	$197,041
Orascom Telecom Finance SCA
7.875% 02/08/14	02/01/07	$280,000	$280,000	$267,400
Qatar Petroleum
5.579% 05/30/11	05/19/06	$1,091,248	$1,091,248	$1,122,338
Ras Laffan Liquefied Natural Gas Co., Ltd. II
5.298% 09/30/20	01/07/08	$3,400,000	$3,247,748	$3,404,114
Seminole Indian Tribe of Florida
7.804% 10/01/20	09/26/07	$570,000	$578,930	$486,575
Systems 2001 Asset Trust
6.664% 09/15/13	06/01/04	$1,327,056	$1,327,056	$1,359,808

				$6,837,365

See Accompanying Notes to Financial Statements.

19

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.
(e)	Parenthetical date represents the next reset date for the security.

(f)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At September 30, 2009, the value of these securities amounted to $1,831,673, which represents 0.1% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $5,243,004, which represents 0.2% of net assets.

(h)	Security purchased on a delayed delivery basis.

(i)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(j)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $139,260, which represents less than 0.1% of net assets.

(k)	This security or a portion of this security is pledged as collateral for open credit default swaps. At September 30, 2009, the total market value of securities pledged amounted to $23,404,410.

(l)	Investments in affiliates during the six months ended September 30, 2009:
Security name: Merrill Lynch & Co., Inc., 5.450% 02/05/13

Par as of 03/31/09:	$15,000,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$15,000,000
Net realized gain (loss):	$—
Interest income earned:	$408,750
Value at end of period:	$15,553,815

Security name: Merrill Lynch & Co., Inc., 5.700% 05/02/17

Par as of 03/31/09:	$9,940,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$9,940,000
Net realized gain (loss):	$—
Interest income earned:	$283,290
Value at end of period:	$9,732,682

Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12

Par as of 03/31/09:	$1,500,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$1,500,000
Net realized gain (loss):	$—
Interest income earned:	$45,375
Value at end of period:	$1,599,731

Security name: Merrill Lynch & Co., Inc., 6.150% 04/25/13

Par as of 03/31/09:	$5,090,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$5,090,000
Net realized gain (loss):	$—
Interest income earned:	$156,518
Value at end of period:	$5,385,724

Security name: Merrill Lynch & Co., Inc., 7.750% 05/14/38

Par as of 03/31/09:	$5,160,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$5,160,000
Net realized gain (loss):	$—
Interest income earned:	$199,950
Value at end of period:	$5,814,902

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(m)	Loan participation agreement.

(n)	All of this security with a market value of $2,848,100 is pledged as collateral for open futures contracts.

(o)	Non-income producing security.

(p)	Cost for federal income tax purposes is $2,126,782,741.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobser- vable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$45,936,309	$—	$45,936,309
Communications	—	122,527,787	17,100	122,544,887
Consumer Cyclical	—	61,195,998	4,828,725	66,024,723
Consumer Non-Cyclical	—	115,392,742	—	115,392,742
Diversified	—	476,437	—	476,437
Energy	—	157,730,857	—	157,730,857
Financials	—	432,646,564	—	432,646,564
Industrials	—	84,016,632	—	84,016,632
Technology	—	36,019,735	—	36,019,735
Utilities	—	115,462,736	—	115,462,736

Total Corporate Fixed-Income Bonds & Notes	—	1,171,405,797	4,845,825	1,176,251,622

Total Mortgage-Backed Securities	—	444,381,250	—	444,381,250

Total Commercial Mortgage-Backed Securities	—	166,198,445	—	166,198,445

Total Asset-Backed Securities	—	119,297,596	—	119,297,596

Government & Agency Obligations
U.S. Government Obligations	111,375,620	—	—	111,375,620

Total Government & Agency Obligations	111,375,620	—	—	111,375,620

Collateralized Mortgage Obligations
Agency	—	22,504,978	—	22,504,978
Non–Agency	—	25,345,104	—	25,345,104

Total Collateralized Mortgage Obligations	—	47,850,082	—	47,850,082

Total Municipal Bonds	—	24,016,780	—	24,016,780

Common Stock
Industrials	13,765	—	—	13,765

See Accompanying Notes to Financial Statements.

20

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobser- vable Inputs (Level 3)	Total
Total Common Stocks	$13,765	$—	$—	$13,765

Preferred Stock
Communications	—	—	89	89

Total Preferred Stock	—	—	89	89

Warrants
Financials	—	—	101	101

Total Warrants	—	—	101	101

Total Short-Term Obligation	—	51,601,000	—	51,601,000

Total Investments	111,389,385	2,024,750,950	4,846,015	2,140,986,350

Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(126)	—	(126)

Unrealized Appreciation (Depreciation) on Credit Default Swap Contracts	—	(4,587,050)	—	(4,587,050)

Unrealized Appreciation (Depreciation) on Futures Contracts	(2,532,996)	—	—	(2,532,996)

Total	$108,856,389	$2,020,163,774	$4,846,015	$2,133,866,178

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Asset-Backed Securities
Asset Backed
Other Asset Backed	$1,224,679	$—	$—	$56,275	$—	$(448,364)	$—	$(832,590)	$—
Corporate Fixed-Income Bonds & Notes
Communications
Media	17,100	314	—	(314)	—	—	—	—	17,100
Consumer Cyclical
Airlines	3,391,731	—	24,646	1,172,561	—	(251,923)	491,710	—	4,828,725
Industrials
Air Transportation	1,277,128	—	—	421,916	—	(210,163)	—	(1,488,881)	—
Preferred Stock
Communications
Media	89	—	—	—	—	—	—	—	89
Warrants
Financials
Banks	101	—	—	—	—	—	—	—	101

Total	$5,910,828	$314	$24,646	$1,650,438	$—	$(910,450)	$491,710	$(2,321,471)	$4,846,015

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $1,172,246. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

21

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding on September 30, 2009 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$263,401	$263,062	10/14/09	$(339)
EUR	556,069	556,282	10/15/09	213

				$(126)

At September 30, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	$21,545,000	$—	$(2,079,478)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	9,600,000	33,371	32,814
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	9,600,000	408,024	(98,003)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	11,510,000	90,419	(10,406)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	6,215,000	(252,784)	(340,880)
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	3,730,000	(152,913)	(453,435)
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	8,000,000	(651,131)	(233,299)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	12,840,000	1,074,833	(75,850)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	11,510,000	454,441	(83,415)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	8,000,000	—	(908,612)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	10,000,000	(768,013)	(336,486)

							$(4,587,050)

At September 30, 2009, cash of $5,890,000 was pledged as collateral for open credit default swap contracts.

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	588	$69,576,938	$68,283,411	Dec-09	$1,293,527

At September 30, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
30-Year U.S. Treasury Bonds	1,483	$179,999,125	$176,172,602	Dec-09	$(3,826,523)

At September 30, 2009, cash of $1,150,000 was pledged as collateral for open futures contracts.

At September 30, 2009, asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	54.3
Mortgage-Backed Securities	20.5
Commercial Mortgage-Backed Securities	7.7
Asset-Backed Securities	5.5
Government & Agency Obligations	5.1
Collateralized Mortgage Obligations	2.2
Municipal Bonds	1.1
Common Stock	0.0	*
Warrants	0.0	*
Preferred Stock	0.0	*

	96.4
Short-Term Obligation	2.4
Other Assets & Liabilities, Net	1.2

	100.0

* Represents less than 0.1% of net assets.

Acronym	Name
EUR	Euro
I.O.	Interest Only
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits

See Accompanying Notes to Financial Statements.

22

Statement of Assets and Liabilities – Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	2,089,194,921
	Affiliated investments, at identified cost	36,253,787

	Total investments, at identified cost	2,125,448,708
	Unaffiliated investments, at value	2,102,899,496
	Affiliated investments, at value	38,086,854

	Total investments, at value	2,140,986,350
	Cash	844
	Cash collateral for open credit default swap contracts	5,890,000
	Cash collateral for open futures contracts	1,150,000
	Open credit default swap contracts	32,814
	Credit default swap contracts premiums paid	1,969,641
	Unrealized appreciation on forward foreign currency exchange contracts	213
	Receivable for:
	Investments sold	58,212,114
	Fund shares sold	2,734,936
	Interest	23,285,276
	Futures variation margin	389,125
	Foreign tax reclaims	34,106
	Trustees’ deferred compensation plan	95,693
	Other assets	815,047

	Total Assets	2,235,596,159

Liabilities	Open credit default swap contracts	4,619,864
	Credit default swap contracts premiums received	1,768,500
	Unrealized depreciation on forward foreign currency exchange contracts	339
	Payable for:
	Investments purchased	51,847,262
	Investments purchased on a delayed delivery basis	1,360,637
	Fund shares repurchased	3,187,643
	Distributions	4,590,168
	Investment advisory fee	562,610
	Administration fee	263,307
	Pricing and bookkeeping fees	19,699
	Transfer agent fee	507,767
	Trustees’ fees	250
	Custody fee	11,472
	Distribution and service fees	86,724
	Chief compliance officer expenses	380
	Trustees’ deferred compensation plan	95,693
	Other liabilities	74,827

	Total Liabilities	68,997,142

	Net Assets	2,166,599,017

Net Assets Consist of	Paid-in capital	2,245,454,449
	Undistributed net investment income	10,043,427
	Accumulated net realized loss	(95,956,927)
	Net unrealized appreciation (depreciation) on:
	Investments	15,537,642
	Foreign currency translations	374
	Credit swap default contracts	(5,946,952)
	Futures contracts	(2,532,996)

	Net Assets	2,166,599,017

See Accompanying Notes to Financial Statements.

23

Statement of Assets and Liabilities (continued) – Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Class A	Net assets	$162,336,405
	Shares outstanding	18,536,273
	Net asset value per share	$8.76	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($8.76/0.9675)	$9.05	(b)

Class B	Net assets	$36,509,221
	Shares outstanding	4,168,807
	Net asset value and offering price per share	$8.76	(a)

Class C	Net assets	$33,477,348
	Shares outstanding	3,822,583
	Net asset value and offering price per share	$8.76	(a)

Class R	Net assets	$1,670,701
	Shares outstanding	190,768
	Net asset value, offering and redemption price per share	$8.76

Class Z	Net assets	$1,932,605,342
	Shares outstanding	220,672,957
	Net asset value, offering and redemption price per share	$8.76

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

24

Statement of Operations – Columbia Intermediate Bond Fund

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Interest	62,418,332
	Interest from affiliates	1,093,883
	Securities lending	13,417
	Dollar roll fee income	342,641

	Total Investment Income	63,868,273

Expenses	Investment advisory fee	3,292,714
	Administration fee	1,534,564
	Distribution fee:
	Class A	78,367
	Class B	137,591
	Class C	120,681
	Class R	4,663
	Service fee:
	Class A	195,801
	Class B	45,830
	Class C	40,220
	Pricing and bookkeeping fees	94,866
	Transfer agent fee	1,361,737
	Trustees’ fees	62,284
	Custody fee	33,669
	Chief compliance officer expenses	705
	Other expenses	270,494

	Expenses before interest expense	7,274,186
	Interest expense	35

	Total Expenses	7,274,221

	Fees waived by Distributor – Class A	(78,367)
	Fees waived by Distributor – Class C	(24,154)
	Expense reductions	(6)

	Net Expenses	7,171,694

	Net Investment Income	56,696,579

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Credit Default Swap Contracts and Foreign Currency	Net realized gain (loss) on:
	Investments	4,976,559
	Foreign currency transactions and forward foreign currency exchange contracts	(38,730)
	Credit default swap contracts	(9,004,022)
	Futures contracts	4,032,753

	Net realized loss	(33,440)

	Net change in unrealized appreciation (depreciation) on:
	Investments	259,674,038
	Foreign currency translations and forward foreign currency exchange contracts	3,662
	Credit default swap contracts	(2,356,019)
	Futures contracts	(994,361)

	Net change in unrealized appreciation (depreciation)	256,327,320

	Net Gain	256,293,880

	Net Increase Resulting from Operations	312,990,459

See Accompanying Notes to Financial Statements.

25

Statement of Changes in Net Assets – Columbia Intermediate Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	56,696,579	124,197,647
	Net realized loss on investments, futures contracts, credit default swap contracts, foreign currency transactions and forward foreign currency exchange contracts	(33,440)	(83,818,928)
	Net change in unrealized appreciation (depreciation) on investments, futures contracts, credit default swap contracts, foreign currency translations and forward foreign currency exchange contracts	256,327,320	(195,085,329)

	Net increase (decrease) resulting from operations	312,990,459	(154,706,610)

Distributions to Shareholders	From net investment income:
	Class A	(4,064,243)	(9,455,771)
	Class B	(816,422)	(2,075,339)
	Class C	(738,654)	(1,548,169)
	Class R	(45,968)	(86,795)
	Class Z	(49,434,782)	(109,356,195)
	From net realized gains:
	Class A	—	(428,610)
	Class B	—	(112,718)
	Class C	—	(77,526)
	Class R	—	(3,556)
	Class Z	—	(4,770,651)

	Total distributions to shareholders	(55,100,069)	(127,915,330)

	Net Capital Stock Transactions	(26,100,157)	(344,521,048)
	Increase from regulatory settlements	16,217	—

	Total increase (decrease) in net assets	231,806,450	(627,142,988)

Net Assets	Beginning of period	1,934,792,567	2,561,935,555
	End of period	2,166,599,017	1,934,792,567
	Undistributed net investment income at end of period	10,043,427	8,446,917

See Accompanying Notes to Financial Statements.

26

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia Intermediate Bond Fund
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,879,676	15,582,348	5,724,124	46,402,459
Distributions reinvested	449,946	3,748,559	1,139,701	9,237,323
Redemptions	(3,677,473)	(30,182,355)	(10,781,223)	(86,748,875)

Net decrease	(1,347,851)	(10,851,448)	(3,917,398)	(31,109,093)

Class B
Subscriptions	129,779	1,066,218	609,747	4,920,689
Distributions reinvested	73,943	615,650	204,400	1,659,409
Redemptions	(861,893)	(7,048,500)	(2,429,542)	(19,594,906)

Net decrease	(658,171)	(5,366,632)	(1,615,395)	(13,014,808)

Class C
Subscriptions	346,206	2,873,183	1,157,218	9,303,741
Distributions reinvested	58,579	488,025	137,760	1,115,502
Redemptions	(647,748)	(5,311,362)	(1,498,243)	(12,062,419)

Net decrease	(242,963)	(1,950,154)	(203,265)	(1,643,176)

Class R
Subscriptions	60,772	503,882	108,792	860,902
Distributions reinvested	2,944	24,670	5,099	41,108
Redemptions	(108,705)	(916,952)	(62,638)	(496,769)

Net increase (decrease)	(44,989)	(388,400)	51,253	405,241

Class Z
Subscriptions	24,729,723	204,509,670	48,434,868	396,931,752
Distributions reinvested	2,770,430	23,107,162	6,663,306	54,039,194
Redemptions	(28,547,786)	(235,160,355)	(92,954,379)	(750,130,158)

Net decrease	(1,047,633)	(7,543,523)	(37,856,205)	(299,159,212)

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96	$9.27

Income from Investment Operations:
Net investment income (a)	0.22		0.43		0.43	0.42		0.39	0.39
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.03		(0.97)		(0.13)	0.11		(0.20)	(0.25)

Total from investment operations	1.25		(0.54)		0.30	0.53		0.19	0.14

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.43)		(0.43)	(0.43)		(0.41)	(0.42)
From net realized gains	—		(0.02)		—	—		—	(0.03)

Total distributions to shareholders	(0.21)		(0.45)		(0.43)	(0.43)		(0.41)	(0.45)

Increase from regulatory settlements	—	(b)	—		—	—		—	—

Net Asset Value, End of Period	$8.76		$7.72		$8.71	$8.84		$8.74	$8.96
Total return (c)(d)	16.42	%(e)	(6.34)%		3.48%	6.21	%(f)	2.12%	1.55%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.90	%(h)	0.89%		0.88%	0.87%		0.89%	0.94%
Interest expense	—	%(h)(i)	—	%(i)	—	—		—	—
Net expenses (g)	0.90	%(h)	0.89%		0.88%	0.87%		0.89%	0.94%
Waiver/Reimbursement	0.10	%(h)	0.10%		0.10%	0.10%		0.10%	0.10%
Net investment income (g)	5.34	%(h)	5.33%		4.88%	4.83%		4.36%	4.31%
Portfolio turnover rate	65	%(e)	137%		266%	150%		126%	40%
Net assets, end of period (000s)	$162,336		$153,435		$207,215	$206,147		$199,376	$168,213

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96	$9.27

Income from Investment Operations:
Net investment income (a)	0.19		0.37		0.36	0.36		0.32	0.32
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.03		(0.97)		(0.12)	0.10		(0.20)	(0.25)

Total from investment operations	1.22		(0.60)		0.24	0.46		0.12	0.07

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)		(0.37)	(0.36)		(0.34)	(0.35)
From net realized gains	—		(0.02)		—	—		—	(0.03)

Total distributions to shareholders	(0.18)		(0.39)		(0.37)	(0.36)		(0.34)	(0.38)

Increase from regulatory settlements	—	(b)	—		—	—		—	—

Net Asset Value, End of Period	$8.76		$7.72		$8.71	$8.84		$8.74	$8.96
Total return (c)	15.99	%(d)	(7.04)%		2.72%	5.42	%(e)	1.36%	0.80%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.65	%(g)	1.64%		1.63%	1.62%		1.64%	1.69%
Interest expense	—	%(g)(h)	—	%(h)	—	—		—	—
Net expenses (f)	1.65	%(g)	1.64%		1.63%	1.62%		1.64%	1.69%
Net investment income (f)	4.61	%(g)	4.59%		4.14%	4.08%		3.61%	3.56%
Portfolio turnover rate	65	%(d)	137%		266%	150%		126%	40%
Net assets, end of period (000s)	$36,509		$37,247		$56,087	$63,617		$74,332	$89,564

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96	$9.27

Income from Investment Operations:
Net investment income (a)	0.20		0.39		0.37	0.37		0.34	0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.03		(0.98)		(0.12)	0.11		(0.20)	(0.26)

Total from investment operations	1.23		(0.59)		0.25	0.48		0.14	0.08

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.38)		(0.38)	(0.38)		(0.36)	(0.36)
From net realized gains	—		(0.02)		—	—		—	(0.03)

Total distributions to shareholders	(0.19)		(0.40)		(0.38)	(0.38)		(0.36)	(0.39)

Increase from regulatory settlements	—	(b)	—		—	—		—	—

Net Asset Value, End of Period	$8.76		$7.72		$8.71	$8.84		$8.74	$8.96
Total return (c)(d)	16.07	%(e)	(6.91)%		2.87%	5.58	%(f)	1.51%	0.95%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.50	%(h)	1.49%		1.48%	1.47%		1.49%	1.54%
Interest expense	—	%(h)(i)	—	%(i)	—	—		—	—
Net expenses (g)	1.50	%(h)	1.49%		1.48%	1.47%		1.49%	1.54%
Waiver/Reimbursement	0.15	%(h)	0.15%		0.15%	0.15%		0.15%	0.15%
Net investment income (g)	4.75	%(h)	4.74%		4.28%	4.23%		3.76%	3.71%
Portfolio turnover rate	65	%(e)	137%		266%	150%		126%	40%
Net assets, end of period (000s)	$33,477		$31,372		$37,164	$35,458		$39,641	$46,693

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class R Shares	2009		2009		2008	2007		2006 (a)
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.91

Income from Investment Operations:
Net investment income (b)	0.21		0.41		0.40	0.39		0.06
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.03		(0.97)		(0.12)	0.12		(0.15)

Total from investment operations	1.24		(0.56)		0.28	0.51		(0.09)

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.41)	(0.41)		(0.08)
From net realized gains	—		(0.02)		—	—		—

Total distributions to shareholders	(0.20)		(0.43)		(0.41)	(0.41)		(0.08)

Increase from regulatory settlements	—	(c)	—		—	—		—

Net Asset Value, End of Period	$8.76		$7.72		$8.71	$8.84		$8.74
Total return (d)	16.27	%(e)	(6.58)%		3.24%	5.94	%(f)	(1.06	)%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.15	%(h)	1.14%		1.13%	1.12%		1.30	%(h)
Interest expense	—	%(h)(i)	—	%(i)	—	—		—
Net expenses (g)	1.15	%(h)	1.14%		1.13%	1.12%		1.30	%(h)
Net investment income (g)	5.09	%(h)	5.11%		4.60%	4.45%		3.25	%(h)
Portfolio turnover rate	65	%(e)	137%		266%	150%		126	%(e)
Net assets, end of period (000s)	$1,671		$1,819		$1,606	$42		$10

(a)	Class R shares were initially offered on January 23, 2006.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96	$9.27

Income from Investment Operations:
Net investment income (a)	0.23		0.45		0.45	0.45		0.41	0.41
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.03		(0.97)		(0.13)	0.10		(0.20)	(0.25)

Total from investment operations	1.26		(0.52)		0.32	0.55		0.21	0.16

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.45)		(0.45)	(0.45)		(0.43)	(0.44)
From net realized gains	—		(0.02)		—	—		—	(0.03)

Total distributions to shareholders	(0.22)		(0.47)		(0.45)	(0.45)		(0.43)	(0.47)

Increase from regulatory settlements	—	(b)	—		—	—		—	—

Net Asset Value, End of Period	$8.76		$7.72		$8.71	$8.84		$8.74	$8.96
Total return (c)	16.56	%(d)	(6.11)%		3.74%	6.48	%(e)	2.37%	1.80%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.65	%(g)	0.64%		0.63%	0.62%		0.64%	0.69%
Interest expense	—	%(g)(h)	—	%(h)	—	—		—	—
Net expenses (f)	0.65	%(g)	0.64%		0.63%	0.62%		0.64%	0.69%
Net investment income (f)	5.59	%(g)	5.58%		5.13%	5.08%		4.63%	4.56%
Portfolio turnover rate	65	%(d)	137%		266%	150%		126%	40%
Net assets, end of period (000s)	$1,932,605		$1,710,920		$2,259,863	$1,894,798		$1,379,320	$877,193

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Notes to Financial Statements – Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class R and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments in Class B shares from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Fund’s prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 13, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

33

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is

34

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

35

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$127,915,330

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$114,448,640
Unrealized depreciation	(100,245,031)
Net unrealized appreciation	$14,203,609

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$45,710,830

36

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund.

In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.35%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

For the six month period ended September 30, 2009, the Fund’s annualized effective investment advisory fee rate was 0.32% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

37

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $5,325 on sales of the Fund’s Class A shares and received net CDSC fees of $13,756 and $1,186 on Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class A shares of the Fund so that the combined fee will not exceed 0.25% annually of Class A average daily net assets. The Distributor has also voluntarily agreed to waive a portion of the distribution and service fees for Class C shares so that the combined fee will not exceed 0.85% annually of Class C average daily net assets. These arrangements may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.70% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

38

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses by $6 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivatives Instruments

The Fund uses derivatives instruments including futures contracts, credit default swaps and forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest Rate Risk: Interest rate risk refers to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following notes provide more detailed information about each derivative type held by the Fund:

Forward Foreign Currency Exchange Contracts

The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

39

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Credit Default Swaps

The Fund entered into credit default swap transactions as a protection buyer to reduce credit exposure to a given issuer or issuers.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Futures Contracts

The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2009.

Fair Value of Derivative Instruments
Asset-derivatives			Liability-derivatives
Statement of Assets and Liabilities	Fair Value		Statement of Assets and Liabilities	Fair Value
Futures Variation Margin	$389,125	*	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	213		Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	339
Credit Default Swaps/Premiums	2,002,455		Credit Default Swaps/Premiums	6,388,364

*	Includes only the current day’s variation margin.

40

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six month period ended September 30, 2009.

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Risk Exposure	Forward Foreign Currency Exchange Contracts	Credit Default Swap Contracts	Futures Contracts
Foreign Exchange Rate	$(48,158)	$—	$—
Credit	—	(9,004,022)	—
Interest Rate	—	—	4,032,753

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure	Forward Foreign Currency Exchange Contracts	Credit Default Swap Contracts	Futures Contracts
Foreign Exchange Rate	$3,315	$—	$—
Credit	—	(2,356,019)	—
Interest Rate	—	—	(994,361)

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,298,506,991 and $1,405,199,293, respectively, of which $522,287,419 and $573,905,396, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

During the six month period ended September 30, 2009, the Fund received payments of $16,217 relating to certain regulatory settlements with third parties that the Fund had participated in during the period. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the average daily loan balance outstanding on days where borrowing existed was $1,700,000 at a weighted average interest rate of 0.741%.

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 11. Shares of Beneficial Interest

As of September 30, 2009, 46.6% of the Fund’s shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

As of September 30, 2009, the Fund had two shareholders that collectively held 14.6% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

41

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 12. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.
Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

42

Columbia Intermediate Bond Fund

September 30, 2009 (Unaudited)

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 13. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective November 1, 2009, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

43

[THIS PAGE INTENTIONALLY LEFT BLANK]

44

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Intermediate Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

45

One Financial Center

Boston, MA 02111-2621

Columbia Intermediate Bond Fund

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24714-0909 (11/09) 09/95452

Semiannual Report

September 30, 2009

Columbia Income Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+25.88% Class A shares (without sales charge)

+16.94% Barclays Capital Credit Bond Index

+20.33% Blended Benchmark

+4.98% Barclays Capital Intermediate Government/Credit Bond Index

+14.15% Barclays Capital Intermediate Credit Bond Index

Morningstar Style Box™

Fixed Income Maturity

The Morningstar Style Box™ reveals a fund’s investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Summary

■

Effective June 19, 2009, the fund changed its primary benchmark to the Barclays Capital Credit Bond Index.[1] The fund’s secondary benchmark was changed to a blended benchmark[2], a weighted custom composite established by the advisor consisting of 85% Barclays Capital Credit Bond Index and 15% JPMorgan Global High Yield Index.[3] Prior to June 19, 2009, the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Intermediate Credit Bond Index[4] were the fund’s primary and secondary benchmarks, respectively. We believe that the new benchmarks more accurately reflect the strategy of the fund.

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 25.88% without sales charge. The fund’s new benchmarks, the Barclays Capital Credit Bond Index and the blended benchmark, returned 16.94% and 20.33%, respectively, for the same period. The fund’s former indices, the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Intermediate Credit Bond Index, returned 4.98% and 14.15%, respectively. The average return of the fund’s peer group, the Lipper Corporate Debt Funds BBB-Rated Classification[5], was 22.16%. The fund outperformed its benchmarks because it had greater exposure to high-yield and investment-grade corporate bonds, sectors that experienced dramatic gains. We believe that the fund outperformed its peer group average because it had more exposure to high-yield issues.

■

Corporate bonds, which have historically made up most of the fund’s portfolio, rallied strongly amid signs that the recession was ending. Our decisions to add to financial holdings late last year and to expand investment-grade and high-yield commitments early in 2009 were especially beneficial in this environment. Outstanding performers included subordinated bank obligations and pipeline bonds. JPMorgan Chase (1.1% of net assets) led results among financials. Kinder Morgan Energy Partners and Energy Transfer Partners (1.5% and 0.4% of net assets, respectively) were standouts among pipeline companies, a BBB sector that correlates with high-yield bonds. Lower-quality issues staged the biggest comebacks, aiding fund holdings among non-agency mortgages and subordinated automobile debt. Life insurance issues, depressed by liquidity concerns that we thought were overdone, recovered, with MetLife, Liberty Mutual Group and Principal Life (1.2%, 1.0% and 1.1% of net assets, respectively) adding nicely to returns.

[1]	The Barclays Capital Credit Bond Index is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures.

[2]	A weighted custom composite of the Barclays Capital Credit Bond Index (85%) and JPMorgan Global High Yield Index (15%) established by the advisor.

[3]	The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

[4]

The Barclays Capital Intermediate Government/Credit Bond Index is an index that tracks the performance of intermediate term U.S. government and corporate bonds. The Barclays Capital Intermediate Credit Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

[5]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Fund Profile (continued) – Columbia Income Fund

■

The last six months produced the biggest value increase in investment-grade and high-yield bonds within memory — and the best gains may be behind us. But we believe that today’s healthy coupons provide fair compensation for investors, given the low default risk among investment grade issues. Over the next year, we believe that yields have the potential to continue to decline and prices to rise on corporate issues, narrowing the yield advantage that corporates provide over Treasury issues. Life insurance and subordinated bank debt still appear to offer good value, as do certain mortgage bonds backed by commercial property.

Portfolio Management

Carl W. Pappo, lead manager of the fund, has co-managed the fund since 2005 and has been associated with the advisor or its predecessors since 1993.

Kevin L. Cronk has co-managed the fund since 2003 and has been associated with the advisor or its predecessors since 1999.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield or “junk” bonds offer the potential for higher income than investments in investment-grade bonds, but also involve a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make timely principal and interest payments.

2

Performance Information – Columbia Income Fund

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	18,102	17,247
Class B	17,150	17,150
Class C	17,333	17,333
Class Z	18,588	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Income Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	07/31/00		07/15/02		07/15/02		03/05/86
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	25.88	19.89	25.42	20.42	25.51	24.51	26.04
1-year	22.04	16.30	21.14	16.14	21.32	20.32	22.33
5-year	4.00	3.00	3.23	2.90	3.38	3.38	4.26
10-year	6.11	5.60	5.54	5.54	5.65	5.65	6.40

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A share performance information includes the returns of Class Z shares (the oldest existing share class) for periods prior to its inception. Class B and Class C share performance information includes returns of Class A shares for the period from July 31, 2000 through July 14, 2002, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares and the newer classes of shares or between Class A shares and Class B shares and Class C shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to varying distribution and service (Rule 12b-1) fees. Class A shares were initially offered on July 31, 2000, Class B shares and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on March 5, 1986.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.98
Class B	1.73
Class C	1.73
Class Z	0.73
*	The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	9.29
Class B	9.29
Class C	9.29
Class Z	9.29
Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.27
Class B	0.23
Class C	0.24
Class Z	0.28

3

Understanding Your Expenses – Columbia Income Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,258.81	1,020.31	5.38	4.81	0.95
Class B	1,000.00	1,000.00	1,254.19	1,016.55	9.61	8.59	1.70
Class C	1,000.00	1,000.00	1,255.10	1,017.30	8.76	7.84	1.55
Class Z	1,000.00	1,000.00	1,260.41	1,021.56	3.97	3.55	0.70

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 90.7%

		Par ($) (a)	Value ($)
Basic Materials – 2.9%
Chemicals – 1.0%
Chemtura Corp.
6.875% 06/01/16 (b)		460,000	483,000

Dow Chemical Co.
8.550% 05/15/19		1,440,000	1,618,770

Huntsman International LLC
6.875% 11/15/13 (c)	EUR	170,000	221,405
7.875% 11/15/14		475,000	442,937

Ineos Group Holdings PLC
8.500% 02/15/16 (c)		685,000	325,375

INVISTA
9.250% 05/01/12 (c)		640,000	640,000

Lubrizol Corp.
6.500% 10/01/34		1,310,000	1,368,130

Terra Capital, Inc.
7.000% 02/01/17		315,000	328,388

Chemicals Total			5,428,005

Forest Products & Paper – 0.5%
Cascades, Inc.
7.250% 02/15/13		410,000	401,800

Clearwater Paper Corp.
10.625% 06/15/16 (c)		145,000	156,781

Domtar Corp.
7.125% 08/15/15		255,000	249,900

Georgia-Pacific Corp.
8.000% 01/15/24		855,000	846,450

NewPage Corp.
10.000% 05/01/12		285,000	188,100
11.375% 12/31/14 (c)		230,000	225,975

PE Paper Escrow GmbH
12.000% 08/01/14 (c)		330,000	356,400

Westvaco Corp.
8.200% 01/15/30		280,000	274,642

Forest Products & Paper Total			2,700,048

Iron/Steel – 0.5%
ArcelorMittal
9.850% 06/01/19		165,000	195,163

Nucor Corp.
5.000% 06/01/13		1,280,000	1,361,431

Russel Metals, Inc.
6.375% 03/01/14		225,000	201,656

	Par ($) (a)	Value ($)
Steel Dynamics, Inc.
8.250% 04/15/16 (c)	665,000	668,325

United States Steel Corp.
7.000% 02/01/18	500,000	480,186

Iron/Steel Total		2,906,761

Metals & Mining – 0.9%
FMG Finance Ltd.
10.625% 09/01/16 (c)	615,000	681,113

Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	1,300,000	1,382,875
8.375% 04/01/17	1,280,000	1,361,600

Noranda Aluminium Holding Corp.
PIK,
7.163% 11/15/14 (11/16/09) (d)(e)	355,461	164,558

Teck Resources Ltd.
10.750% 05/15/19	655,000	761,437

Vedanta Resources PLC
9.500% 07/18/18 (c)	350,000	344,750

Metals & Mining Total		4,696,333

Basic Materials Total		15,731,147

Communications – 12.0%
Advertising – 0.0%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	100,000	94,625
10.000% 07/15/17 (c)	105,000	113,400

Advertising Total		208,025

Media – 3.1%
Cengage Learning Acquisitions, Inc
10.500% 01/15/15 (c)	860,000	812,700

Charter Communications Holdings II LLC
10.250% 09/15/10 (f)	655,000	699,950

Charter Communications Operating LLC/Charter Communications Operating Capital
10.375% 04/30/14 (c)(f)	545,000	555,900

CMP Susquehanna Corp.
3.440% 05/15/14 (11/15/09) (d)(e)(g)	30,000	13,500

Comcast Corp.
6.550% 07/01/39	1,860,000	1,987,644
6.950% 08/15/37	5,080,000	5,670,103

See Accompanying Notes to Financial Statements.

5

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Communications (continued)
Media (continued)
CSC Holdings, Inc.
8.500% 04/15/14 (c)	680,000	714,000
8.500% 06/15/15 (c)	85,000	89,250

DirecTV Holdings LLC
6.375% 06/15/15	1,120,000	1,134,000

DISH DBS Corp.
6.625% 10/01/14	1,080,000	1,050,300
7.875% 09/01/19 (c)(h)	260,000	262,600

Liberty Media LLC
8.250% 02/01/30	410,000	338,250

Local TV Finance LLC
PIK,
9.250% 06/15/15 (c)	241,500	75,532

News America, Inc.
6.400% 12/15/35	1,780,000	1,795,625
6.550% 03/15/33	500,000	511,750

Sirius XM Radio, Inc.
9.750% 09/01/15 (c)	510,000	520,200

Media Total		16,231,304

Telecommunication Services – 8.9%
AT&T, Inc.
5.625% 06/15/16	1,645,000	1,769,620
6.550% 02/15/39	1,960,000	2,136,874

BellSouth Corp.
5.200% 09/15/14	2,255,000	2,441,459

British Telecommunications PLC
5.150% 01/15/13	3,575,000	3,724,453
5.950% 01/15/18	7,375,000	7,470,794

Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14 (c)	5,135,000	5,549,297

Citizens Communications Co.
7.875% 01/15/27	755,000	688,938

Cricket Communications, Inc.
9.375% 11/01/14	705,000	715,575

Crown Castle International Corp.
9.000% 01/15/15	290,000	303,775

Digicel Group Ltd.
8.875% 01/15/15 (c)	985,000	916,050

GeoEye, Inc.
9.625% 10/01/15 (c)(h)	330,000	334,125

	Par ($) (a)	Value ($)
Global Crossing Ltd.
12.000% 09/15/15 (c)	495,000	519,750

Hellas Telecommunications Luxembourg II
6.259% 01/15/15 (10/15/09) (c)(d)(e)	245,000	37,975

Inmarsat Finance II PLC
10.375% 11/15/12	530,000	548,550

Inmarsat Finance PLC
7.625% 06/30/12	150,000	150,375

Intelsat Jackson Holdings Ltd.
11.250% 06/15/16	1,560,000	1,669,200

Lucent Technologies, Inc.
6.450% 03/15/29	1,135,000	864,019

MetroPCS Wireless, Inc.
9.250% 11/01/14	735,000	751,537

Nextel Communications, Inc.
7.375% 08/01/15	815,000	731,463

Nielsen Finance LLC/Nielsen Finance Co.
11.500% 05/01/16	595,000	624,750

NII Capital Corp.
10.000% 08/15/16 (c)	210,000	218,400

Nordic Telephone Co. Holdings ApS
8.875% 05/01/16 (c)	430,000	445,050

Orascom Telecom Finance SCA
7.875% 02/08/14 (c)	220,000	210,100

Quebecor Media, Inc.
7.750% 03/15/16	815,000	806,850

Qwest Communications International, Inc.
7.500% 02/15/14	560,000	553,000

Qwest Corp.
7.500% 10/01/14	320,000	323,200
7.500% 06/15/23	715,000	650,650

SBA Telecommunications, Inc.
8.250% 08/15/19 (c)	205,000	211,150

Sprint Capital Corp.
6.875% 11/15/28	215,000	179,525

Syniverse Technologies, Inc.
7.750% 08/15/13	280,000	259,350

Telefonica Emisiones SAU
6.221% 07/03/17	760,000	838,970
6.421% 06/20/16	3,125,000	3,509,584

See Accompanying Notes to Financial Statements.

6

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($) (a)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		390,000	401,700

Verizon Communications, Inc.
8.950% 03/01/39		2,000,000	2,739,930

Virgin Media Finance PLC
9.500% 08/15/16		740,000	778,850

West Corp.
11.000% 10/15/16		565,000	560,763

Wind Acquisition Finance SA
10.750% 12/01/15 (c)		65,000	71,500
11.750% 07/15/17 (c)	EUR	225,000	365,471
11.750% 07/15/17 (c)		1,030,000	1,161,325

Windstream Corp.
8.625% 08/01/16		850,000	869,125

Telecommunication Services Total			47,103,072

Communications Total			63,542,401

Consumer Cyclical – 5.5%
Airlines – 0.6%
Continental Airlines, Inc.
7.461% 04/01/15		3,308,846	3,085,499

Airlines Total			3,085,499

Apparel – 0.1%
Levi Strauss & Co.
9.750% 01/15/15		600,000	624,000

Apparel Total			624,000

Auto Manufacturers – 0.0%
General Motors Corp.
7.200% 01/15/11 (b)		390,000	59,475
8.375% 07/15/33 (b)		810,000	131,625

Auto Manufacturers Total			191,100

Auto Parts & Equipment – 0.2%
Goodyear Tire & Rubber Co.
9.000% 07/01/15		430,000	446,125
10.500% 05/15/16		130,000	141,050

TRW Automotive, Inc.
7.000% 03/15/14 (c)		405,000	368,550

Auto Parts & Equipment Total			955,725

Entertainment – 0.4%
American Casino & Entertainment Properties LLC
11.000% 06/15/14 (c)		355,000	315,950

	Par ($) (a)	Value ($)
Boyd Gaming Corp.
6.750% 04/15/14	425,000	380,375
7.125% 02/01/16	40,000	35,200

Jacobs Entertainment, Inc.
9.750% 06/15/14	360,000	328,050

Pinnacle Entertainment, Inc.
7.500% 06/15/15	215,000	190,275
8.625% 08/01/17 (c)	310,000	311,550

Six Flags, Inc.
9.625% 06/01/14 (b)	259,000	47,915

WMG Acquisition Corp.
7.375% 04/15/14	390,000	373,425

WMG Holdings Corp.
(i) 12/15/14 (9.500% 12/15/09)	345,000	332,062

Entertainment Total		2,314,802

Home Builders – 0.3%
D.R. Horton, Inc.
5.625% 09/15/14	480,000	463,200
5.625% 01/15/16	185,000	172,975

KB Home
5.875% 01/15/15	605,000	570,213

Ryland Group, Inc.
8.400% 05/15/17	180,000	193,050

Standard Pacific Corp.
7.000% 08/15/15	275,000	240,625

Home Builders Total		1,640,063

Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	440,000	343,200

Leisure Time Total		343,200

Lodging – 0.6%
Harrah’s Operating Co., Inc.
10.000% 12/15/18 (c)	282,000	224,190
11.250% 06/01/17 (c)	150,000	151,500

Harrahs Operating Escrown LLC/Harrahs Escrow Corp.
11.250% 06/01/17 (c)	385,000	395,587

Host Hotels & Resorts LP
6.750% 06/01/16	435,000	413,250

Majestic Star LLC
9.750% 01/15/11 (j)	480,000	50,400

See Accompanying Notes to Financial Statements.

7

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Consumer Cyclical (continued)
Lodging (continued)
Mashantucket Western Pequot Tribe
8.500% 11/15/15 (c)	485,000	175,813

MGM Mirage
6.750% 09/01/12	735,000	615,562

Seminole Indian Tribe of Florida
7.804% 10/01/20 (c)	565,000	482,307

Snoqualmie Entertainment Authority
4.680% 02/01/14 (02/01/10) (c)(d)(e)	70,000	34,300
9.125% 02/01/15 (c)	240,000	127,200

Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	460,000	434,125

Lodging Total		3,104,234

Retail – 3.2%
AmeriGas Partners LP
7.125% 05/20/16	465,000	446,400
7.250% 05/20/15	75,000	73,125

Best Buy Co., Inc.
6.750% 07/15/13	2,960,000	3,171,078

CVS Pass-Through Trust
5.298% 01/11/27 (c)	1,934,557	1,746,540
6.036% 12/10/28	2,000,087	1,927,984
8.353% 07/10/31 (c)	3,934,382	4,378,888

Dollar General Corp.
PIK,
11.875% 07/15/17	585,000	658,125

Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	205,000	206,025
8.750% 03/01/15 (c)	320,000	328,800

Limited Brands, Inc.
8.500% 06/15/19 (c)	415,000	434,144

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	645,000	627,833

McDonald’s Corp.
5.700% 02/01/39	1,460,000	1,580,695

Phillips-Van Heusen Corp.
8.125% 05/01/13	210,000	213,675

Rite Aid Corp.
9.500% 06/15/17	705,000	571,050

	Par ($) (a)	Value ($)
Starbucks Corp.
6.250% 08/15/17	120,000	128,438

Toys R US, Inc.
7.375% 10/15/18	675,000	587,250

Retail Total		17,080,050

Consumer Cyclical Total		29,338,673

Consumer Non-Cyclical – 7.8%
Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (c)(k)	535,000	633,044
8.000% 11/15/39 (c)	2,270,000	2,937,450
8.200% 01/15/39 (c)	755,000	995,572

Constellation Brands, Inc.
8.125% 01/15/12	313,000	313,000

Cott Beverages, Inc.
8.000% 12/15/11	305,000	303,094

Beverages Total		5,182,160

Biotechnology – 0.6%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	290,000	297,250

Genentech, Inc.
4.400% 07/15/10	2,900,000	2,976,250

Biotechnology Total		3,273,500

Commercial Services – 0.7%
ACE Cash Express, Inc.
10.250% 10/01/14 (c)	220,000	147,675

ARAMARK Corp.
8.500% 02/01/15	585,000	590,119

Ashtead Holdings PLC
8.625% 08/01/15 (c)	455,000	436,800

Corrections Corp. of America
6.250% 03/15/13	315,000	310,275

GEO Group, Inc.
8.250% 07/15/13	355,000	358,550

Iron Mountain, Inc.
8.000% 06/15/20	450,000	452,250

Rental Service Corp.
9.500% 12/01/14	425,000	410,125

Service Corp. International
6.750% 04/01/16	325,000	318,500
7.000% 06/15/17	75,000	73,125

See Accompanying Notes to Financial Statements.

8

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services (continued)
United Rentals North America, Inc.
6.500% 02/15/12	340,000	340,850

Commercial Services Total		3,438,269

Food – 1.9%
Campbell Soup Co.
4.500% 02/15/19	2,140,000	2,195,841

ConAgra Foods, Inc.
7.000% 10/01/28	2,560,000	2,832,333

Del Monte Corp.
6.750% 02/15/15	270,000	266,625

JBS USA LLC/JBS USA Finance, Inc.
11.625% 05/01/14 (c)	685,000	736,375

Kroger Co.
8.000% 09/15/29	1,716,000	2,197,146

New Albertsons, Inc.
8.000% 05/01/31	375,000	336,563

Pinnacle Foods Finance LLC
9.250% 04/01/15	535,000	543,025

Reddy Ice Holdings, Inc.
10.500% 11/01/12	280,000	214,900

Smithfield Foods, Inc.
10.000% 07/15/14 (c)	470,000	493,500

Tyson Foods, Inc.
10.500% 03/01/14	325,000	368,062

Food Total		10,184,370

Healthcare Products – 0.2%
Biomet, Inc.
PIK,
10.375% 10/15/17	1,100,000	1,168,750

Healthcare Products Total		1,168,750

Healthcare Services – 1.5%
Community Health Systems, Inc.
8.875% 07/15/15	810,000	830,250

DaVita, Inc.
7.250% 03/15/15	295,000	292,050

HCA, Inc.
9.250% 11/15/16	295,000	304,956
PIK,
9.625% 11/15/16	1,772,000	1,842,880

	Par ($) (a)	Value ($)
Health Net, Inc.
6.375% 06/01/17	465,000	409,200

Healthsouth Corp.
10.750% 06/15/16	270,000	292,950

Roche Holdings, Inc.
6.000% 03/01/19 (c)	1,470,000	1,636,315

U.S. Oncology Holdings, Inc.
PIK,
6.428% 03/15/12 (03/15/10) (d)(e)	341,000	295,701

U.S. Oncology, Inc.
9.125% 08/15/17 (c)	310,000	326,275

WellPoint, Inc.
7.000% 02/15/19	1,485,000	1,688,084

Healthcare Services Total		7,918,661

Household Products/Wares – 0.1%
American Greetings Corp.
7.375% 06/01/16	255,000	244,162

Jostens IH Corp.
7.625% 10/01/12	275,000	275,344

Household Products/Wares Total		519,506

Pharmaceuticals – 1.8%
Abbott Laboratories
5.600% 05/15/11	1,000,000	1,070,036

Elan Finance PLC
4.440% 11/15/11 (11/15/09) (d)(e)	265,000	258,375
8.875% 12/01/13	280,000	282,100

Novartis Securities Investment Ltd.
5.125% 02/10/19	3,525,000	3,752,570

Omnicare, Inc.
6.750% 12/15/13	440,000	425,700
6.875% 12/15/15	50,000	48,000

Valeant Pharmaceuticals International
8.375% 06/15/16 (c)	390,000	395,850

Warner Chilcott Corp.
8.750% 02/01/15	635,000	650,875

Wyeth
6.500% 02/01/34	2,500,000	2,926,230

Pharmaceuticals Total		9,809,736

Consumer Non-Cyclical Total		41,494,952

See Accompanying Notes to Financial Statements.

9

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Diversified – 0.1%
Diversified Holding Companies – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125% 02/15/13	305,000	293,563

Diversified Holding Companies Total		293,563

Diversified Total		293,563

Energy – 12.0%
Coal – 0.3%
Arch Western Finance LLC
6.750% 07/01/13	660,000	649,275

Massey Energy Co.
6.875% 12/15/13	810,000	781,650

Coal Total		1,430,925

Oil & Gas – 6.0%
Canadian Natural Resources Ltd.
6.250% 03/15/38	1,825,000	1,944,240

Chesapeake Energy Corp.
6.375% 06/15/15	1,085,000	1,007,694
9.500% 02/15/15	90,000	94,725

Cimarex Energy Co.
7.125% 05/01/17	545,000	506,850

Compton Petroleum Corp.
7.625% 12/01/13	360,000	271,800

Connacher Oil & Gas Ltd.
11.750% 07/15/14 (c)	440,000	468,600

Devon Energy Corp.
6.300% 01/15/19	1,150,000	1,268,774

Forest Oil Corp.
8.500% 02/15/14 (c)	650,000	654,875

Frontier Oil Corp.
8.500% 09/15/16	230,000	235,463

Gazprom International SA
7.201% 02/01/20 (c)	1,949,918	2,008,416

Hess Corp.
7.300% 08/15/31	3,275,000	3,681,536

Marathon Oil Corp.
6.000% 07/01/12	320,000	349,889
7.500% 02/15/19	505,000	582,481

Newfield Exploration Co.
6.625% 04/15/16	775,000	759,500

	Par ($) (a)	Value ($)
Nexen, Inc.
5.875% 03/10/35	2,200,000	2,014,901
7.500% 07/30/39	1,190,000	1,295,812

OPTI Canada, Inc.
8.250% 12/15/14	775,000	600,625

Penn Virginia Corp.
10.375% 06/15/16	255,000	275,400

PetroHawk Energy Corp.
7.875% 06/01/15	855,000	842,175

Qatar Petroleum
5.579% 05/30/11 (c)	466,725	480,022

Quicksilver Resources, Inc.
7.125% 04/01/16	715,000	620,262

Range Resources Corp.
7.500% 05/15/16	205,000	205,000

Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (c)	640,000	665,325
5.838% 09/30/27 (c)	1,200,000	1,179,816

Southwestern Energy Co.
7.500% 02/01/18	300,000	303,000

Talisman Energy, Inc.
5.850% 02/01/37 (k)	3,615,000	3,477,070
7.750% 06/01/19	4,666,000	5,486,399

Tesoro Corp.
6.625% 11/01/15	450,000	416,250

United Refining Co.
10.500% 08/15/12	270,000	232,200

Oil & Gas Total		31,929,100

Oil & Gas Services – 0.7%
Seitel, Inc.
9.750% 02/15/14	215,000	146,200

Smith International, Inc.
9.750% 03/15/19	1,480,000	1,826,087

Weatherford International Ltd.
7.000% 03/15/38	1,780,000	1,918,970

Oil & Gas Services Total		3,891,257

Pipelines – 5.0%
Atlas Pipeline Partners LP
8.125% 12/15/15	355,000	285,775

El Paso Corp.
6.875% 06/15/14	350,000	343,000
7.250% 06/01/18	515,000	506,548

See Accompanying Notes to Financial Statements.

10

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Energy (continued)
Pipelines (continued)
Enbridge Energy Partners LP
7.500% 04/15/38	1,925,000	2,198,446

Energy Transfer Partners LP
6.000% 07/01/13	2,000,000	2,119,578

Kinder Morgan Energy Partners LP
5.625% 02/15/15	1,185,000	1,271,967
5.800% 03/01/21	2,650,000	2,691,979
6.500% 09/01/39	2,120,000	2,156,612
6.950% 01/15/38	1,765,000	1,895,749

Kinder Morgan Finance Co. ULC
5.700% 01/05/16	490,000	466,725

MarkWest Energy Partners LP
6.875% 11/01/14	205,000	192,700
8.500% 07/15/16	455,000	450,450

ONEOK Partners LP
6.850% 10/15/37	1,090,000	1,176,117

Plains All American Pipeline LP
5.750% 01/15/20	530,000	534,101
6.500% 05/01/18	4,100,000	4,391,494
6.650% 01/15/37	2,635,000	2,775,409
8.750% 05/01/19	630,000	756,254

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (d)(e)	2,775,000	2,431,291

Williams Companies, Inc.
7.875% 09/01/21	145,000	156,841

Pipelines Total		26,801,036

Energy Total		64,052,318

Financials – 31.9%
Banks – 17.3%
Barclays Bank PLC
5.000% 09/22/16	2,470,000	2,501,537
7.375% 06/29/49 (c)(d)	900,000	787,500

Capital One Capital IV
6.745% 02/17/37 (d)	6,680,000	5,076,800

Capital One Capital V
10.250% 08/15/39	1,535,000	1,696,206

Capital One Financial Corp.
5.700% 09/15/11	960,000	1,002,920
7.375% 05/23/14	255,000	284,584

	Par ($) (a)	Value ($)
Chinatrust Commercial Bank
5.625% 12/29/49 (03/29/49) (c)(d)(e)	825,000	691,041

Citigroup, Inc.
4.125% 02/22/10	1,590,000	1,606,011
6.875% 03/05/38	1,460,000	1,464,425
8.125% 07/15/39	4,525,000	5,065,235

Comerica Bank
0.336% 06/30/10 (10/30/09) (d)(e)	900,000	882,721
5.200% 08/22/17	2,200,000	1,879,192
5.750% 11/21/16	2,985,000	2,700,509

HSBC Capital Funding LP
9.547% 12/31/49 (c)(d)	2,700,000	2,727,000

HSBC Holdings PLC
6.800% 06/01/38	2,000,000	2,244,218

JPMorgan Chase Capital XVII
5.850% 08/01/35	1,950,000	1,726,027

JPMorgan Chase Capital XX
6.550% 09/29/36	4,705,000	4,369,778

KeyBank NA
5.800% 07/01/14	1,695,000	1,643,219

Keycorp
6.500% 05/14/13 (k)	3,485,000	3,567,504

Lloyds TSB Group PLC
6.267% 12/31/49 (11/14/16) (c)(d)(e)	2,935,000	1,672,950

M&I Marshall & Ilsley Bank
5.300% 09/08/11	1,765,000	1,669,250

Merrill Lynch & Co., Inc.
5.700% 05/02/17 (k)(l)	10,285,000	10,070,486
6.050% 08/15/12 (l)	670,000	714,546
7.750% 05/14/38 (l)	2,635,000	2,969,432

Morgan Stanley
5.625% 09/23/19	3,420,000	3,362,883
7.300% 05/13/19	1,010,000	1,111,277

National City Bank of Cleveland
6.200% 12/15/11	575,000	614,002

National City Bank of Kentucky
6.300% 02/15/11	1,020,000	1,062,913

National City Corp.
6.875% 05/15/19	1,840,000	1,997,657

See Accompanying Notes to Financial Statements.

11

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Financials (continued)
Banks (continued)
Northern Trust Co.
6.500% 08/15/18	3,720,000	4,247,555

Northern Trust Corp.
5.500% 08/15/13	2,005,000	2,197,807

SunTrust Preferred Capital I
5.853% 12/31/49 (d)	545,000	354,250

USB Capital IX
6.189% 04/15/42 (d)	4,840,000	3,714,700

Wachovia Capital Trust III
5.800% 03/15/42 (03/15/11) (d)(e)	6,880,000	4,747,200

Wachovia Corp.
4.375% 06/01/10	1,225,000	1,251,429

Westpac Banking Corp.
4.200% 02/27/15	7,800,000	7,927,780

Zions Bancorporation
7.750% 09/23/14	85,000	76,075

Banks Total		91,678,619

Diversified Financial Services – 4.2%
American General Finance Corp.
6.900% 12/15/17	305,000	213,311

Ameriprise Financial, Inc.
7.300% 06/28/19	2,095,000	2,309,469

CDX North America High Yield
8.875% 06/29/13 (c)	1,740,000	1,635,600

Discover Financial Services
10.250% 07/15/19	1,090,000	1,247,579

E*Trade Financial Corp.
PIK,
12.500% 11/30/17	240,000	256,400

Eaton Vance Corp.
6.500% 10/02/17	2,230,000	2,408,454

Ford Motor Credit Co., LLC
7.500% 08/01/12	210,000	201,635
7.800% 06/01/12	1,025,000	990,612
8.000% 12/15/16	425,000	394,301

Fund American Companies, Inc.
5.875% 05/15/13	1,557,000	1,487,527

General Electric Capital Corp.
6.000% 08/07/19 (k)	2,100,000	2,130,326

	Par ($) (a)	Value ($)
GMAC, Inc.
6.875% 09/15/11 (c)	855,000	807,975
8.000% 11/01/31 (c)	885,000	712,425

International Lease Finance Corp.
4.875% 09/01/10	2,418,000	2,267,342
5.625% 09/15/10	1,750,000	1,669,985
5.650% 06/01/14	681,000	522,689

Lazard Group LLC
7.125% 05/15/15	310,000	313,093

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (b)(g)	8,075,000	1,433,312
6.875% 05/02/18 (b)(g)	600,000	106,500

Nuveen Investments, Inc.
10.500% 11/15/15 (c)	420,000	363,300

PF Export Receivables Master Trust
3.748% 06/01/13 (c)	483,137	470,598

Reliance Intermediate Holdings LP
9.500% 12/15/19 (c)	360,000	355,500

Sears Roebuck Acceptance Corp.
7.000% 02/01/11	170,000	169,575

Diversified Financial Services Total		22,467,508

Insurance – 8.3%
Asurion Corp.
6.746% 07/02/15 (10/13/09) (d)(e)(m)	365,000	347,472

Crum & Forster Holdings Corp.
7.750% 05/01/17	415,000	381,800

HUB International Holdings, Inc.
10.250% 06/15/15 (c)	340,000	316,625

ING Groep NV
5.775% 12/29/49 (12/08/15) (d)(e)	5,149,000	3,295,360

Liberty Mutual Group, Inc.
7.500% 08/15/36 (c)	4,010,000	3,386,260
10.750% 06/15/58 (c)(d)	2,200,000	2,090,000

Lincoln National Corp.
8.750% 07/01/19	4,550,000	5,262,380

MetLife Capital Trust X
9.250% 04/08/38 (04/08/38) (c)(d)(e)	4,935,000	5,132,400

MetLife, Inc.
6.750% 06/01/16	5,415,000	6,043,183
10.750% 08/01/39	465,000	560,325

See Accompanying Notes to Financial Statements.

12

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Financials (continued)
Insurance (continued)
Principal Life Income Funding Trusts
5.300% 04/24/13	5,875,000	6,027,080

Provident Companies, Inc.
7.000% 07/15/18	120,000	115,363

Prudential Financial, Inc.
4.500% 07/15/13	1,580,000	1,591,126
4.750% 06/13/15	1,075,000	1,073,759
7.375% 06/15/19	5,160,000	5,758,612

Unum Group
7.125% 09/30/16	2,435,000	2,463,723

USI Holdings Corp.
9.750% 05/15/15 (c)	215,000	190,544

Insurance Total		44,036,012

Real Estate Investment Trusts (REITs) – 2.1%
Brandywine Operating Partnership LP
7.500% 05/15/15	3,075,000	3,076,408

Duke Realty LP
7.375% 02/15/15	2,145,000	2,212,233
8.250% 08/15/19	2,395,000	2,500,660

HCP, Inc.
7.072% 06/08/15	745,000	747,374

Highwoods Properties, Inc.
5.850% 03/15/17	830,000	731,009

Liberty Property LP
5.500% 12/15/16	2,155,000	1,941,418

Real Estate Investment Trusts (REITs) Total		11,209,102

Savings & Loans – 0.0%
Washington Mutual Bank
5.125% 01/15/15 (j)	6,350,000	15,875

Washington Mutual Preferred Funding Delaware
6.534% 03/29/49 (03/15/11) (c)(d)(e)(j)	1,075,000	10,750

Savings & Loans Total		26,625

Financials Total		169,417,866

Industrials – 6.4%
Aerospace & Defense – 0.9%
BE Aerospace, Inc.
8.500% 07/01/18	535,000	548,375

	Par ($) (a)	Value ($)
Boeing Co.
6.000% 03/15/19	1,300,000	1,458,222

L-3 Communications Corp.
6.375% 10/15/15	690,000	696,900

Raytheon Co.
5.500% 11/15/12	1,000,000	1,097,632

Sequa Corp.
11.750% 12/01/15 (c)	625,000	493,750

Systems 2001 Asset Trust
6.664% 09/15/13 (c)	423,841	434,302

TransDigm, Inc.
7.750% 07/15/14	55,000	54,587
7.750% 07/15/14 (c)	220,000	217,800

Aerospace & Defense Total		5,001,568

Air Transportation – 0.1%
Air 2 US
8.027% 10/01/19 (c)	449,814	317,119

Air Transportation Total		317,119

Building Materials – 0.2%
Nortek, Inc.
10.000% 12/01/13	210,000	214,200

Owens Corning
6.500% 12/01/16	315,000	307,343

Texas Industries, Inc.
7.250% 07/15/13	305,000	292,800

Building Materials Total		814,343

Electrical Components & Equipment – 0.1%
Belden, Inc.
7.000% 03/15/17	380,000	361,475

General Cable Corp.
7.125% 04/01/17	345,000	338,100

Electrical Components & Equipment Total		699,575

Electronics – 0.1%
Flextronics International Ltd.
6.250% 11/15/14	351,000	337,838

Electronics Total		337,838

Engineering & Construction – 0.0%
Esco Corp.
8.625% 12/15/13 (c)	270,000	264,600

Engineering & Construction Total		264,600

See Accompanying Notes to Financial Statements.

13

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Industrials (continued)
Environmental Control – 0.1%
Clean Harbors, Inc.
7.625% 08/15/16 (c)	270,000	276,413

Environmental Control Total		276,413

Machinery – 0.9%
Caterpillar Financial Services Corp.
4.250% 02/08/13	2,625,000	2,703,876

Caterpillar, Inc.
8.250% 12/15/38	1,700,000	2,319,021

Machinery Total		5,022,897

Machinery-Construction & Mining – 0.1%
Terex Corp.
8.000% 11/15/17	555,000	509,212

Machinery-Construction & Mining Total		509,212

Machinery-Diversified – 0.2%
CPM Holdings, Inc.
10.625% 09/01/14 (c)	375,000	387,187

Manitowoc Co., Inc.
7.125% 11/01/13	560,000	484,400

Machinery-Diversified Total		871,587

Miscellaneous Manufacturing – 1.2%
American Railcar Industries, Inc.
7.500% 03/01/14	310,000	288,300

Bombardier, Inc.
6.300% 05/01/14 (c)	755,000	728,575

Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	2,670,000	3,154,949

Koppers Holdings, Inc.
(i) 11/15/14 (9.875% 11/15/09)	395,000	395,988

TriMas Corp.
9.875% 06/15/12	460,000	415,150

Trinity Industries, Inc.
6.500% 03/15/14	420,000	415,800

Tyco International Finance SA
4.125% 10/15/14	285,000	284,011

Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	520,000	583,677

Miscellaneous Manufacturing Total		6,266,450

Packaging & Containers – 0.4%
Berry Plastics Holding Corp.
8.875% 09/15/14	355,000	338,137

	Par ($) (a)	Value ($)
BWAY Corp.
10.000% 04/15/14 (c)	265,000	280,237

Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	295,000	300,162

Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17 (c)	155,000	156,550

Graham Packaging Co., LP/GPC Capital Corp. I
9.875% 10/15/14	155,000	159,263

Graphic Packaging International, Inc.
9.500% 06/15/17 (c)	115,000	122,188

Owens-Brockway Glass Container, Inc.
6.750% 12/01/14	175,000	173,250
8.250% 05/15/13	350,000	357,875

Solo Cup Co.
8.500% 02/15/14	405,000	386,775

Packaging & Containers Total		2,274,437

Transportation – 2.1%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (d)(e)	1,730,000	1,608,900

Bristow Group, Inc.
7.500% 09/15/17	300,000	285,000

Burlington Northern Santa Fe Corp.
4.700% 10/01/19	1,415,000	1,431,850
7.950% 08/15/30	945,000	1,202,429

Navios Maritime Holdings, Inc.
9.500% 12/15/14	455,000	429,975

PHI, Inc.
7.125% 04/15/13	315,000	295,706

RailAmerica, Inc.
9.250% 07/01/17 (c)	170,000	178,075

Ship Finance International Ltd.
8.500% 12/15/13	220,000	209,825

Stena AB
7.500% 11/01/13	315,000	292,163

Teekay Corp.
8.875% 07/15/11	210,000	216,038

TFM SA de CV
9.375% 05/01/12	460,000	466,900

See Accompanying Notes to Financial Statements.

14

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Industrials (continued)
Transportation (continued)
Union Pacific Corp.
5.700% 08/15/18	2,410,000	2,599,587
6.650% 01/15/11	2,010,000	2,125,304

Transportation Total		11,341,752

Industrials Total		33,997,791

Technology – 2.4%
Computers – 0.2%
Seagate Technology International
10.000% 05/01/14 (c)	150,000	163,875

Sungard Data Systems, Inc.
9.125% 08/15/13	800,000	808,000

Computers Total		971,875

Networking Products – 0.6%
Cisco Systems, Inc.
5.900% 02/15/39	2,800,000	3,030,925

Networking Products Total		3,030,925

Semiconductors – 0.1%
Amkor Technology, Inc.
9.250% 06/01/16	470,000	484,100

Freescale Semiconductor, Inc.
12.500% 12/15/14 (12/01/09) (d)(e)(m)	192,769	193,251

Semiconductors Total		677,351

Software – 1.5%
Oracle Corp.
5.000% 01/15/11 (k)	2,200,000	2,300,934
6.500% 04/15/38 (k)	4,860,000	5,633,381

Software Total		7,934,315

Technology Total		12,614,466

Utilities – 9.7%
Electric – 8.3%
AES Corp.
7.750% 03/01/14	175,000	176,312
8.000% 10/15/17	630,000	633,937

American Electric Power Co., Inc.
5.250% 06/01/15	1,825,000	1,909,251

CMS Energy Corp.
6.875% 12/15/15	205,000	205,534

	Par ($) (a)	Value ($)
Commonwealth Edison Co.
5.900% 03/15/36	690,000	733,302
5.950% 08/15/16	1,515,000	1,651,835
6.150% 09/15/17	2,100,000	2,320,527
6.950% 07/15/18	2,710,000	3,069,341

Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	2,145,000	2,564,064

Dominion Resources Inc.
8.875% 01/15/19	2,000,000	2,530,388

DTE Energy Co.
7.625% 05/15/14	955,000	1,054,138

Dynegy Holdings, Inc.
7.125% 05/15/18	700,000	539,000

Edison Mission Energy
7.000% 05/15/17	285,000	237,975

Energy Future Holdings Corp.
PIK,
11.250% 11/01/17	1,037,400	636,056

Exelon Generation Co. LLC
6.200% 10/01/17	1,000,000	1,091,364

FPL Energy American Wind LLC
6.639% 06/20/23 (c)	907,649	891,638

FPL Energy National Wind LLC
5.608% 03/10/24 (c)	174,129	162,431

Intergen NV
9.000% 06/30/17 (c)	565,000	581,950

Ipalco Enterprises, Inc.
7.250% 04/01/16 (c)	315,000	315,787

Kansas City Power & Light Co.
7.150% 04/01/19	3,915,000	4,574,153

MidAmerican Energy Holdings Co.
5.875% 10/01/12	2,700,000	2,941,723

Mirant Americas Generation LLC
8.500% 10/01/21	685,000	595,950

Mirant North America LLC
7.375% 12/31/13	130,000	129,350

Niagara Mohawk Power Corp.
4.881% 08/15/19 (c)	3,665,000	3,731,443

NRG Energy, Inc.
7.375% 02/01/16	630,000	609,525
7.375% 01/15/17	60,000	58,050

See Accompanying Notes to Financial Statements.

15

Columbia Income Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($) (a)	Value ($)
Utilities (continued)
Electric (continued)
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (c)	390,000	349,050

Oncor Electric Delivery Co.
5.950% 09/01/13	3,460,000	3,744,474
7.250% 01/15/33	1,800,000	2,224,512

Southern Co.
4.150% 05/15/14	1,010,000	1,043,355

Tenaska Alabama II Partners LP
6.125% 03/30/23 (c)	987,303	905,446

Texas Competitive Electric Holdings Co. LLC
PIK,
10.500% 11/01/16	947,843	593,587

Windsor Financing LLC
5.881% 07/15/17 (c)	1,770,718	1,336,467

Electric Total		44,141,915

Gas – 1.4%
Atmos Energy Corp.
6.350% 06/15/17	1,585,000	1,719,194
8.500% 03/15/19	2,145,000	2,648,142

Centerpoint Energy, Inc.
5.950% 02/01/17	210,000	205,011

Nakilat, Inc.
6.067% 12/31/33 (c)	1,485,000	1,354,157

Sempra Energy
6.500% 06/01/16	1,120,000	1,238,096

Gas Total		7,164,600

Utilities Total		51,306,515

Total Corporate Fixed-Income Bonds & Notes (cost of $473,219,265)		481,789,692

Asset-Backed Securities – 4.8%
AmeriCredit Automobile Receivables Trust
3.930% 10/06/11	760,480	768,230

Bay View Auto Trust
4.550% 02/25/14	43,562	43,724
5.310% 06/25/14	1,110,000	1,112,884

Citicorp Residential Mortgage Securities, Inc.
5.892% 03/25/37 (10/01/09) (d)(e)	3,300,000	2,687,666

	Par ($) (a)	Value ($)
6.080% 06/25/37 (10/01/09) (d)(e)	4,000,000	3,664,472

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35 (10/01/09) (d)(e)	1,200,000	88,241
5.598% 03/25/36 (10/01/09) (d)(e)	636,847	577,023
5.666% 08/25/35 (10/01/09) (d)(e)	1,000,000	60,141

Countrywide Asset-Backed Certificates
0.356% 06/25/21 (10/26/09) (d)(e)(g)	479,338	388,542

Ford Credit Auto Owner Trust
5.470% 09/15/12	4,000,000	4,161,048
5.680% 06/15/12	1,500,000	1,567,973
5.690% 11/15/12	3,000,000	3,182,146

GE Equipment Small Ticket LLC
5.120% 06/22/15 (c)	328,970	305,198

Green Tree Financial Corp.
6.870% 01/15/29	414,705	392,021

Harley-Davidson Motorcycle Trust
5.540% 04/15/15	1,400,000	1,213,808

JPMorgan Auto Receivables Trust
5.610% 12/15/14 (c)	607,679	597,227

Residential Asset Mortgage Products, Inc.
4.120% 06/25/33 (10/01/09) (d)(e)	251,576	132,033

Small Business Administration Participation Certificates
5.570% 03/01/26	873,410	947,351

Wachovia Auto Loan Owner Trust
5.650% 02/20/13	2,500,000	2,393,545

WFS Financial Owner Trust
4.760% 05/17/13	1,200,000	1,201,949

Total Asset-Backed Securities (cost of $28,630,551)		25,485,222

Government & Agency Obligations – 1.5%
Foreign Government Obligation – 0.2%
Federal Republic of Brazil
6.000% 01/17/17	1,000,000	1,082,000

Foreign Government Obligation Total		1,082,000

See Accompanying Notes to Financial Statements.

16

Columbia Income Fund

September 30, 2009 (Unaudited)

Government & Agency Obligations (continued)

	Par ($) (a)	Value ($)
U.S. Government Obligations – 1.3%
U.S. Treasury Bonds
4.250% 05/15/39	3,345,000	3,460,506

U.S. Treasury Notes
1.000% 08/31/11	1,860,000	1,863,270
3.625% 08/15/19	1,375,000	1,411,308
3.125% 05/15/19	185,000	182,037

U.S. Government Obligations Total		6,917,121

Total Government & Agency Obligations (cost of $7,810,643)		7,999,121

Commercial Mortgage-Backed Securities – 1.2%
Bear Stearns Commercial Mortgage Securities
5.903% 09/11/38 (10/01/09) (d)(e)	3,750,000	3,640,634

Credit Suisse Mortgage Capital Certificates
5.912% 06/15/39 (10/01/09) (d)(e)	695,000	548,677

GMAC Commercial Mortgage Securities, Inc.
5.667% 05/10/40 (10/01/09) (d)(e)	1,230,000	1,283,006

GS Mortgage Securities Corp. II
5.999% 08/10/45 (10/01/09) (d)(e)	940,000	776,879

Total Commercial Mortgage-Backed Securities (cost of $4,463,451)		6,249,196

Municipal Bond – 0.5%
California – 0.5%
CA State
Series 2009,
7.550% 04/01/39	2,460,000	2,744,598

California Total		2,744,598

Total Municipal Bond (cost of $2,418,189)		2,744,598

Collateralized Mortgage Obligations – 0.2%
Non-Agency – 0.2%
Citicorp Mortgage Securities, Inc.
5.962% 05/25/37 (10/01/09) (d)(e)	1,457,812	294,983

Countrywide Alternative Loan Trust
5.500% 09/25/35	2,096,344	144,263

	Par ($) (a)	Value ($)
First Horizon Alternative Mortgage Securities
5.965% 05/25/36 (10/01/09) (d)(e)	135,401	87

Nomura Asset Acceptance Corp.
0.346% 08/25/36 (10/26/09) (d)(e)	128,114	98,960

Sequoia Mortgage Trust
5.902% 07/20/37 (10/01/09) (d)(e)	1,086,748	281,162

Wachovia Mortgage Loan Trust LLC
5.331% 05/20/36 (10/01/09) (d)(e)	494,346	11,061

Non-Agency Total		830,516

Total Collateralized Mortgage Obligations (cost of $6,045,635)		830,516

Convertible Bond – 0.1%
Financials – 0.1%
Diversified Financial Services – 0.1%
Countrywide Financial Corp.
0.000% 04/15/37 (10/15/09) (c)(d)(e)(g)(l)	400,000	395,142

Diversified Financial Services Total		395,142

Financials Total		395,142

Total Convertible Bond (cost of $359,010)		395,142

Mortgage-Backed Securities – 0.0%
Government National Mortgage Association
10.000% 10/15/17	1,182	1,316
10.000% 01/15/19	275	306
10.500% 01/15/16	2,471	2,746
10.500% 04/15/20	1,674	1,886
10.500% 05/15/20	6,466	7,288
11.500% 05/15/13	3,115	3,453
12.500% 11/15/10	218	220
12.500% 10/15/13	974	1,058
12.500% 11/15/13	2,076	2,348
12.500% 12/15/13	5,480	6,199
14.000% 08/15/11	784	854

Total Mortgage-Backed Securities (cost of $24,947)		27,674

Warrants – 0.0%
	Shares
Financials – 0.0%
CNB Capital Trust I Expires 03/23/19 (c)(g)(n)	8,101	81

Financials Total		81

Total Warrants (cost of $81)		81

See Accompanying Notes to Financial Statements.

17

Columbia Income Fund

September 30, 2009 (Unaudited)

Preferred Stock – 0.0%

	Shares	Value ($)
Communications – 0.0%
Media – 0.0%
	CMP Susquehanna Radio Holdings Corp.,
Series A (c)(g)(n)	7,089	71

	Media Total	71

	Communications Total	71

	Total Preferred Stock (cost of $71)	71

	Total Investments – 99.0% (cost of $522,971,843) (o)	525,521,313

	Other Assets & Liabilities, Net – 1.0%	5,601,781

	Net Assets – 100.0%	531,123,094

Notes to Investment Portfolio:

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)	The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $2,261,827, which represents 0.4% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid except for the following, amounted to $76,772,355, which represents 14.5% of net assets.

Security	Acquisition Date	Par/Units	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06 - 09/27/06	$220,000	$222,025	$147,675
CMP Susquehanna Radio Holdings Corp. Series A	03/26/09	7,089	71	71
Countrywide Financial Corp. 0.000% 04/15/37	10/31/07	400,000	358,740	395,142
Local TV Finance LLC, PIK 9.250% 06/15/15	05/07/07 - 06/15/09	241,500	236,547	75,532
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	220,000	220,000	210,100
Qatar Petroleum 5.579% 05/30/11	05/26/06	466,725	466,725	480,022
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	565,000	573,813	482,307
Systems 2001 Asset Trust 6.664% 09/15/13	07/12/02 - 10/16/02	423,841	423,841	434,302

				$2,225,151

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(e)	Parenthetical date represents the next reset date for the security.

(f)	The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is being accrued. At September 30, 2009, the value of these securities amounted to $1,255,850, which represents 0.2% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2009, the value of these securities amounted to $2,337,148, which represents 0.4% of net assets.

(h)	Security purchased on a delayed delivery basis.

(i)	Step bond. These securities are currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date these securities will begin accruing at this rate.

(j)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $77,025, which represents less than 0.01% of net assets.

(k)	This security or a portion of this security is pledged as collateral for open credit default swap contracts. At September 30, 2009, the total market value of securities pledged amounted to $13,980,706.

(l)	Investments in affiliates during the six months ended September 30, 2009:

Security name: Merrill Lynch & Co., Inc., 5.700%, 05/02/17
Par as of 03/31/09:	$10,285,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$10,285,000
Net realized gain (loss):	$—
Interest income earned:	$293,123
Value at end of period:	$10,070,486
Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12
Par as of 03/31/09:	$670,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$670,000
Net realized gain (loss):	$—
Interest income earned:	$20,268
Value at end of period:	$714,546
Security name: Merrill Lynch & Co., Inc., 7.750%, 05/14/38
Par as of 03/31/09:	$2,635,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$2,635,000
Net realized gain (loss):	$—
Interest income earned:	$102,106
Value at end of period:	$2,969,432
Security name: Countrywide Financial Corp., 0.000%, 04/15/37
Par as of 03/31/09:	$400,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$400,000
Net realized gain (loss):	$—
Interest income earned:	$—
Value at end of period:	$395,142

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(m)	Loan participation agreement.

(n)	Non-income producing security.

(o)	Cost for federal income tax purposes is $523,617,832.

See Accompanying Notes to Financial Statements.

18

Columbia Income Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$15,731,147	$—	$15,731,147
Communications	—	63,528,901	13,500	63,542,401
Consumer Cyclical	—	26,253,174	3,085,499	29,338,673
Consumer Non-Cyclical	—	41,494,952	—	41,494,952
Diversified	—	293,563	—	293,563
Energy	—	64,052,318	—	64,052,318
Financials	—	169,417,866	—	169,417,866
Industrials	—	33,997,791	—	33,997,791
Technology	—	12,614,466	—	12,614,466
Utilities	—	51,306,515	—	51,306,515

Total Corporate Fixed-Income Bonds & Notes	—	478,690,693	3,098,999	481,789,692

Total Asset-Backed Securities	—	25,485,222	—	25,485,222

Government & Agency Obligations
Foreign Government Obligation	—	1,082,000	—	1,082,000
U.S. Government Obligations	6,917,121	—	—	6,917,121

Total Government & Agency Obligations	6,917,121	1,082,000	—	7,999,121

Total Commercial Mortgage-Backed Securities	—	6,249,196	—	6,249,196

Total Municipal Bond	—	2,744,598	—	2,744,598

Total Collateralized Mortgage Obligations	—	830,516	—	830,516

Total Convertible Bond	—	—	395,142	395,142

Total Mortgage-Backed Securities	—	27,674	—	27,674

Total Warrants	—	—	81	81

Total Preferred Stock	—	—	71	71

Total Investments	6,917,121	515,109,899	3,494,293	525,521,313

Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(147)	—	(147)

Value of Credit Default Swap Contracts	—	(1,684,889)	—	(1,684,889)

Unrealized Appreciation (Depreciation) on Futures Contracts	(496,869)	—	—	(496,869)

Total	$6,420,252	$513,424,863	$3,494,293	$523,339,408

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

See Accompanying Notes to Financial Statements.

19

Columbia Income Fund

September 30, 2009 (Unaudited)

The following table reconciles asset balances for the six month period ending September 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2009
Corporate Fixed-Income Bonds & Notes
Communications	$13,500	$244	$—	$(244)	$—	$—	$—	$—	$13,500
Consumer Cyclical	2,443,226	—	17,804	805,945	—	(181,476)	—	—	3,085,499
Industrials	272,017	—	(24,180)	114,045	—	(44,763)	—	(317,119)	—
Asset-Backed Securities	571,517	—	—	26,262	—	(209,236)	—	(388,543)	—
Convertible Bond
Financials	—	536	—	5,168	—	—	389,438	—	395,142
Warrants
Financials	81	—	—	—	—	—	—	—	81
Preferred Stock
Communications	71	—	—	—	—	—	—	—	71

	$3,300,412	$780	$(6,376)	$951,176	$—	$(435,475)	$389,438	$(705,662)	$3,494,293

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $810,869. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding on September 30, 2009 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$212,185	$211,912	10/14/09	$(273)
EUR	329,252	329,378	10/15/09	126

				$(147)

At September 30, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	$3,715,000	$12,914	$12,698
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	2,345,000	(95,379)	(128,618)
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	1,880,000	(77,071)	(228,541)
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	3,715,000	157,897	(37,925)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	3,715,000	29,184	(3,359)
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	8,020,000	—	(774,073)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	4,775,000	399,714	(28,207)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	3,715,000	146,677	(26,923)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	3,840,000	(294,917)	(129,211)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	3,000,000	—	(340,730)

							$(1,684,889)

At September 30, 2009, cash of $1,840,000 was pledged as collateral for open credit default swap contracts.

See Accompanying Notes to Financial Statements.

20

Columbia Income Fund

September 30, 2009 (Unaudited)

At September 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	90.7
Asset-Backed Securities	4.8
Government & Agency Obligations	1.5
Commercial Mortgage-Backed Securities	1.2
Municipal Bond	0.5
Collateralized Mortgage Obligations	0.2
Convertible Bond	0.1
Mortgage-Backed Securities	0.0	*
Warrants	0.0	*
Preferred Stock	0.0	*

	99.0
Other Assets & Liabilities, Net	1.0

	100.0

* Represents less than 0.1% of net assets.

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	147	$17,394,234	$17,070,853	Dec-09	$323,381

At September 30, 2009, the Fund held the following open short futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
30-Year U.S. Treasury Bonds	322	$39,082,750	$38,262,500	Dec-09	$(820,250)

At September 30, 2009, cash of $850,000 was pledged as collateral for open futures contracts.

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities – Columbia Income Fund

September 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	509,174,171
	Affiliated investments, at identified cost	13,797,672

	Total investments, at identified cost	522,971,843

	Unaffiliated investments, at value	511,371,707
	Affiliated investments, at value	14,149,606

	Total investments, at value	525,521,313
	Cash	159,640
	Cash collateral for open futures contracts	850,000
	Cash collateral for open credit default swap contracts	1,840,000
	Open credit default swap contracts	12,698
	Credit default swap contracts premiums paid	712,750
	Unrealized appreciation on forward foreign currency exchange contracts	126
	Receivable for:
	Investments sold	5,942,044
	Fund shares sold	375,096
	Interest	8,439,230
	Futures variation margin	85,094
	Expense reimbursement due from investment advisor	14,341
	Trustees’ deferred compensation plan	46,481
	Receivable due from affiliate	21,930
	Other assets	217,525

	Total Assets	544,238,268

Liabilities	Open credit default swap contracts	1,697,587
	Credit default swap contracts premiums received	450,317
	Unrealized depreciation on forward foreign currency exchange contracts	273
	Payable for:
	Investments purchased	6,209,580
	Investments purchased on a delayed delivery basis	334,931
	Fund shares repurchased	2,589,298
	Distributions	1,341,473
	Investment advisory fee	180,588
	Administration fee	56,086
	Pricing and bookkeeping fees	14,237
	Transfer agent fee	112,731
	Trustees’ fees	792
	Custody fee	4,219
	Distribution and service fees	31,664
	Chief compliance officer expenses	246
	Trustees’ deferred compensation plan	46,481
	Other liabilities	44,671

	Total Liabilities	13,115,174

	Net Assets	531,123,094

Net Assets Consist of	Paid-in capital	581,617,935
	Undistributed net investment income	162,711
	Accumulated net realized loss	(50,661,335)
	Net unrealized appreciation (depreciation) on:
	Investments	2,549,470
	Foreign currency translations	205
	Futures contracts	(496,869)
	Credit default swap contracts	(2,049,023)

	Net Assets	531,123,094

See Accompanying Notes to Financial Statements.

22

Statement of Assets and Liabilities (continued) – Columbia Income Fund

September 30, 2009 (Unaudited)

Class A	Net assets	$84,606,042
	Shares outstanding	9,106,776
	Net asset value per share	$9.29	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.29/0.9525)	$9.75	(b)

Class B
	Net assets	$7,915,609
	Shares outstanding	852,021
	Net asset value and offering price per share	$9.29	(a)

Class C
	Net assets	$11,557,082
	Shares outstanding	1,243,977
	Net asset value and offering price per share	$9.29	(a)

Class Z
	Net assets	$427,044,361
	Shares outstanding	45,965,429
	Net asset value, offering and redemption price per share	$9.29

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

23

Statement of Operations – Columbia Income Fund

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Interest	17,637,642
	Interest from affiliates	415,497
	Dollar roll fee income	25,312
	Securities lending	1,656

	Total Investment Income	18,080,107

Expenses	Investment advisory fee	1,037,546
	Administration fee	321,830
	Distribution fee:
	Class B	29,325
	Class C	40,781
	Service fee:
	Class A	97,668
	Class B	9,760
	Class C	13,593
	Pricing and bookkeeping fees	74,263
	Transfer agent fee	175,747
	Trustees’ fees	20,401
	Custody fee	14,539
	Chief compliance officer expenses	395
	Other expenses	143,358

	Expenses before interest expense	1,979,206
	Interest expense	5,972

	Total Expenses	1,985,178

	Fees waived or expenses reimbursed by investment advisor	(55,449)
	Fees waived by distributor – Class C	(8,201)

	Net Expenses	1,921,528

	Net Investment Income	16,158,579

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts and Credit Default Swap Contracts	Net realized gain (loss) on:
	Investments	683,991
	Foreign currency transactions and forward foreign currency exchange contracts	(27,158)
	Futures contracts	(128,676)
	Credit default swap contracts	(2,054,136)

	Net realized loss	(1,525,979)

	Net change in unrealized appreciation (depreciation) on:
	Investments	100,800,768
	Foreign currency translations and forward foreign currency exchange contracts	2,817
	Futures contracts	(976,304)
	Credit default swap contracts	(991,703)

	Net change in unrealized appreciation (depreciation)	98,835,578

	Net Gain	97,309,599

	Net Increase Resulting from Operations	113,468,178

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets – Columbia Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	16,158,579	31,912,448
	Net realized loss on investments, futures contracts, credit default swap contracts, foreign currency transactions and forward foreign currency exchange contracts	(1,525,979)	(24,413,566)
	Net change in unrealized appreciation (depreciation) on investments, futures contracts, credit default swap contracts, foreign currency translations and forward foreign currency exchange contracts	98,835,578	(65,607,648)

	Net increase (decrease) resulting from operations	113,468,178	(58,108,766)

Distributions to Shareholders	From net investment income:
	Class A	(2,440,204)	(5,169,722)
	Class B	(215,579)	(556,058)
	Class C	(306,813)	(622,081)
	Class Z	(12,914,343)	(25,490,177)

	Total distributions to shareholders	(15,876,939)	(31,838,038)

	Net Capital Stock Transactions	(13,785,408)	(78,349,180)

	Total increase (decrease) in net assets	83,805,831	(168,295,984)

Net Assets	Beginning of period	447,317,263	615,613,247
	End of period	531,123,094	447,317,263
	Undistributed (overdistributed) net investment income at end of period	162,711	(118,929)

See Accompanying Notes to Financial Statements.

25

Statement of Changes in Net Assets (continued) – Columbia Income Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	709,384	6,061,987	1,672,484	13,725,492
Distributions reinvested	224,075	1,934,854	499,154	4,101,884
Redemptions	(1,191,962)	(10,079,874)	(4,756,912)	(39,543,987)

Net decrease	(258,503)	(2,083,033)	(2,585,274)	(21,716,611)

Class B
Subscriptions	49,900	417,475	133,478	1,086,874
Distributions reinvested	17,665	152,319	46,038	379,391
Redemptions	(227,779)	(1,909,349)	(744,251)	(6,164,399)

Net decrease	(160,214)	(1,339,555)	(564,735)	(4,698,134)

Class C
Subscriptions	107,621	915,395	295,094	2,413,848
Distributions reinvested	23,246	200,668	51,655	424,724
Redemptions	(197,181)	(1,675,287)	(637,660)	(5,300,043)

Net decrease	(66,314)	(559,224)	(290,911)	(2,461,471)

Class Z
Subscriptions	5,550,825	47,095,180	15,447,889	121,886,461
Distributions reinvested	661,513	5,711,223	1,315,745	10,754,554
Redemptions	(7,322,705)	(62,609,999)	(22,493,647)	(182,113,979)

Net decrease	(1,110,367)	(9,803,596)	(5,730,013)	(49,472,964)

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.61		$9.06		$9.68		$9.62		$9.89		$10.21

Income from Investment Operations:
Net investment income (a)	0.27		0.50		0.51		0.49		0.45		0.47
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.68		(1.45)		(0.62)		0.08		(0.21)		(0.27)

Total from investment operations	1.95		(0.95)		(0.11)		0.57		0.24		0.20

Less Distributions to Shareholders:
From net investment income	(0.27)		(0.50)		(0.51)		(0.51)		(0.51)		(0.52)

Net Asset Value, End of Period	$9.29		$7.61		$9.06		$9.68		$9.62		$9.89
Total return (b)	25.88	%(c)(d)	(10.77)%		(1.15)%		6.04	%(e)	2.39%		2.00%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.95	%(f)	1.03	%(g)	1.00	%(g)	0.97	%(g)	1.01	%(g)	0.97	%(g)
Interest expense	—	%(f)(h)	—	%(h)	—	%(h)	—		—		—
Net expenses	0.95	%(f)	1.03	%(g)	1.00	%(g)	0.97	%(g)	1.01	%(g)	0.97	%(g)
Waiver/Reimbursement	0.02	%(f)	—		—		—		—		—
Net investment income	6.35	%(f)	5.95	%(g)	5.41	%(g)	5.13	%(g)	4.57	%(g)	4.66	%(g)
Portfolio turnover rate	78	%(c)	147%		193%		142%		147%		36%
Net assets, end of period (000s)	$84,606		$71,290		$108,294		$123,330		$100,295		$96,568

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)	Not annualized.

(d)	Had the investment adviser and/or its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.61		$9.06		$9.68		$9.62		$9.89		$10.21

Income from Investment Operations:
Net investment income (a)	0.24		0.43		0.44		0.42		0.38		0.39
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.67		(1.45)		(0.62)		0.07		(0.22)		(0.27)

Total from investment operations	1.91		(1.02)		(0.18)		0.49		0.16		0.12

Less Distributions to Shareholders:
From net investment income	(0.23)		(0.43)		(0.44)		(0.43)		(0.43)		(0.44)

Net Asset Value, End of Period	$9.29		$7.61		$9.06		$9.68		$9.62		$9.89
Total return (b)	25.42	%(c)(d)	(11.44)%		(1.88)%		5.26	%(e)	1.63%		1.25%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.70	%(f)	1.78	%(g)	1.75	%(g)	1.72	%(g)	1.76	%(g)	1.72	%(g)
Interest expense	—	%(f)(h)	—	%(h)	—	%(h)	—		—		—
Net expenses	1.70	%(f)	1.78	%(g)	1.75	%(g)	1.72	%(g)	1.76	%(g)	1.72	%(g)
Waiver/Reimbursement	0.02	%(f)	—		—		—		—		—
Net investment income	5.63	%(f)	5.17	%(g)	4.67	%(g)	4.38	%(g)	3.83	%(g)	3.91	%(g)
Portfolio turnover rate	78	%(c)	147%		193%		142%		147%		36%
Net assets, end of period (000s)	$7,916		$7,705		$14,290		$20,105		$23,649		$25,375

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)	Not annualized.

(d)	Had the investment adviser and/or its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.61		$9.06		$9.68		$9.62		$9.89		$10.21

Income from Investment Operations:
Net investment income (a)	0.25		0.45		0.45		0.44		0.39		0.41
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.67		(1.45)		(0.61)		0.07		(0.21)		(0.27)

Total from investment operations	1.92		(1.00)		(0.16)		0.51		0.18		0.14

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.45)		(0.46)		(0.45)		(0.45)		(0.46)

Net Asset Value, End of Period	$9.29		$7.61		$9.06		$9.68		$9.62		$9.89
Total return (b)(c)	25.51	%(d)	(11.31)%		(1.74)%		5.41	%(e)	1.78%		1.40%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.55	%(f)	1.63	%(g)	1.60	%(g)	1.57	%(g)	1.61	%(g)	1.57	%(g)
Interest expense	—	%(f)(h)	—	%(h)	—	%(h)	—		—		—
Net expenses	1.55	%(f)	1.63	%(g)	1.60	%(g)	1.57	%(g)	1.61	%(g)	1.57	%(g)
Waiver/Reimbursement	0.17	%(f)	0.15%		0.15%		0.15%		0.15%		0.15%
Net investment income	5.76	%(f)	5.35	%(g)	4.81	%(g)	4.52	%(g)	3.96	%(g)	4.06	%(g)
Portfolio turnover rate	78	%(d)	147%		193%		142%		147%		36%
Net assets, end of period (000s)	$11,557		$9,974		$14,510		$16,660		$13,042		$10,895

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)	Had the investment adviser and/or its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.61		$9.06		$9.68		$9.62		$9.89		$10.21

Income from Investment Operations:
Net investment income (a)	0.28		0.52		0.53		0.52		0.48		0.49
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.68		(1.45)		(0.61)		0.07		(0.22)		(0.26)

Total from investment operations	1.96		(0.93)		(0.08)		0.59		0.26		0.23

Less Distributions to Shareholders:
From net investment income	(0.28)		(0.52)		(0.54)		(0.53)		(0.53)		(0.55)

Net Asset Value, End of Period	$9.29		$7.61		$9.06		$9.68		$9.62		$9.89
Total return (b)	26.04	%(c)(d)	(10.55)%		(0.90)%		6.31	%(e)	2.64%		2.33%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.70	%(f)	0.78	%(g)	0.75	%(g)	0.72	%(g)	0.76	%(g)	0.72	%(g)
Interest expense	—	%(f)(h)	—	%(h)	—	%(h)	—		—		—
Net expenses	0.70	%(f)	0.78	%(g)	0.75	%(e)	0.72	%(g)	0.76	%(g)	0.72	%(g)
Waiver/Reimbursement	0.02	%(f)	—		—		—		—		—
Net investment income	6.60	%(f)	6.22	%(g)	5.66	%(g)	5.39	%(g)	4.82	%(g)	4.91	%(g)
Portfolio turnover rate	78	%(c)	147%		193%		142%		147%		36%
Net assets, end of period (000s)	$427,044		$358,348		$478,519		$509,037		$351,529		$533,965

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested.

(c)	Not annualized.

(d)	Had the investment adviser and/or its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Notes to Financial Statements – Columbia Income Fund

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Income Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments in Class B shares from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

31

Columbia Income Fund

September 30, 2009 (Unaudited)

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A

32

Columbia Income Fund

September 30, 2009 (Unaudited)

repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

33

Columbia Income Fund

September 30, 2009 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$31,838,038
Long-Term Capital Gain	—

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$39,558,243
Unrealized depreciation	(37,654,762)
Net unrealized appreciation	$1,903,481

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$1,393,345
2011	2,985,140
2014	3,731,648
2015	6,709,359
2016	4,172,850
2017	15,893,321
Total	$34,885,663

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware

34

Columbia Income Fund

September 30, 2009 (Unaudited)

of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.420%
$500 million to $1 billion	0.375%
$1 billion to $1.5 billion	0.370%
$1.5 billion to $3 billion	0.340%
$3 billion to $6 billion	0.330%
Over $6 billion	0.320%

For the six month period ended September 30, 2009, the Fund’s annualized effective investment advisory fee rate was 0.42% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.150%
$100 million to $1 billion	0.125%
Over $1 billion	0.100%

For the six month period ended September 30, 2009, the Fund’s annualized effective administration fee rate was 0.13% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned

35

Columbia Income Fund

September 30, 2009 (Unaudited)

subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $2,731 on sales of the Fund’s Class A shares and received net CDSC fees of $318, $2,875 and $1,217 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Fund’s distribution and service fees for the Class C shares so that the combined fee will not exceed 0.85% annually of Class C average daily net assets. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.70% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These

36

Columbia Income Fund

September 30, 2009 (Unaudited)

credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended September 30, 2009, the Fund did not have any custody credits.

Note 6. Objectives and Strategies for Investing in Derivatives

The Fund uses derivative instruments including futures contracts, credit default swaps and forward foreign currency exchange contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the derivative strategies for investment do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates, and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts — The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia. Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts — The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

The Fund entered into forward foreign currency contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements

37

Columbia Income Fund

September 30, 2009 (Unaudited)

in certain other foreign-currency-denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Credit Default Swaps

The Fund entered into credit default swap transactions as a protection buyer to reduce credit exposure to a given issuer or issuers.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2009.

	Fair Value of Derivative Instruments
	Statement of Assets and Liabilities Location
	Asset	Fair Value		Liability	Fair Value
Futures variation margin	Futures variation margin	$85,094	*	—	$—
Forward Foreign Currency Exchange Contracts	Unrealized appreciation	126		Unrealized depreciation	(273)
Open credit default swaps/Premiums	Open credit default swaps/ Premiums	725,448		Open credit default swaps/ Premiums	(2,147,904)

*	Includes only current day’s variation margin.

38

Columbia Income Fund

September 30, 2009 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six month period ended September 30, 2009.

	Amount of Realized Loss and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	$(128,676)	$(976,304)
Forward Foreign Currency Exchange Contracts	Foreign Exchange	(48,158)	3,315
Credit Default Swap Contracts	Credit	(2,054,136)	(991,703)

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $378,766,026 and $399,323,707, respectively, of which $102,706,772 and $98,208,146, respectively, were U.S. Government securities.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the average daily loan balance outstanding on days where borrowing existed was $4,811,667 at a weighted average interest rate of 0.74%.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of September 30, 2009, 43.2% of the Fund’s shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

As of September 30, 2009, the Fund had two shareholders that collectively held 18.4% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment

39

Columbia Income Fund

September 30, 2009 (Unaudited)

grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda

40

Columbia Income Fund

September 30, 2009 (Unaudited)

dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 12. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective November 1, 2009, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

41

[THIS PAGE INTENTIONALLY LEFT BLANK]

42

[THIS PAGE INTENTIONALLY LEFT BLANK]

43

[THIS PAGE INTENTIONALLY LEFT BLANK]

44

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

45

One Financial Center

Boston, MA 02111-2621

Columbia Income Fund

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24612-0909 (11/09) 09/95451

Semiannual Report

September 30, 2009

Columbia U.S. Treasury

Index Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

1The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia U.S. Treasury Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

–1.16% Class A shares (without sales charge)

–1.03% Citigroup Bond U.S Treasury Index

Morningstar Style Box™

Fixed Income Maturity

The Morningstar Style Box™ reveals a fund’s investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned negative 1.16% without sales charge. The fund’s Class Z shares returned negative 1.04%. The Citigroup Bond U.S. Treasury Index[1] posted a total return of negative 1.03% over the same period. The fund’s return was lower than the 0.87% average return for its peer group, the Lipper General U.S. Treasury Funds Classification. [2] Whereas this fund seeks to track the Treasury index as closely as possible, other funds in the group are able to make small investments in alternative fixed-income classes, and these investments were additive to returns over the past six months.

■

Treasury securities lost ground during the period, as signs of an improving economy led investors to move into non-Treasury assets. An abundant supply of Treasuries also put a damper on valuations, as the need to fund various Treasury department spending programs led to an unprecedented amount of new issuance. Because inflation was relatively low during the period, the decline in Treasury valuations was modest, but yields were not high enough to bring total returns into positive territory. The fund was able to generate a small amount of incremental return through its participation in securities lending programs.

■

Despite the impressive recent gains in riskier fixed-income classes, the relative stability of Treasury rates over the past six months suggests some skepticism that the national economy has emerged from recession. As genuine improvement becomes more visible, Treasury securities could lag behind other asset classes, especially if issuance levels remain high and inflation rises. Yet, the fund offers the potential for stability during difficult market periods and, as such, it can add balance to an investor’s portfolio.

Portfolio Management

Jonathan P. Carlson has managed the fund since March 2008 and has been associated with the advisor or its predecessors since 2007.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

The value of the fund may be affected by interest rate changes and the creditworthiness of issuers held in the fund. When interest rates go up, bond prices typically drop, and vice versa.

[1]

The Citigroup Bond U.S. Treasury Index is composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia U.S. Treasury Index Fund

The fund is subject to indexing risk. Your investment in the fund will typically decline in value when its index declines. Since the fund is designed to track its index, the fund cannot purchase other securities that may help offset declines in its index. In addition, because the fund may not hold all issues included in its index, may not always be fully invested, and bears transaction costs and expenses, the fund’s performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment. Fund shares are not guaranteed or backed by the U.S. government or any agency.

2

Performance Information – Columbia U.S. Treasury Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge:	without	with
Class A	17,431	16,600
Class B	16,563	16,563
Class C	16,730	16,730
Class Z	17,723	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia U.S. Treasury Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Annual operating expense ratio (%)*

Class A	0.66
Class B	1.41
Class C	1.41
Class Z	0.41

*	The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	11.33
Class B	11.33
Class C	11.33
Class Z	11.33

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.17
Class B	0.13
Class C	0.14
Class Z	0.19

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Inception	11/25/02		11/25/02		11/25/02		06/04/91
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–1.16	–5.85	–1.53	–6.40	–1.46	–2.43	–1.04
1-year	5.83	0.81	5.03	0.03	5.19	4.19	6.09
5-year	4.72	3.70	3.94	3.60	4.10	4.10	4.98
10-year	5.71	5.20	5.18	5.18	5.28	5.28	5.89

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, Class B, Class C and Class Z share performance information includes returns of Trust shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund and a series of the Galaxy Fund (the “Predecessor Fund”), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class Z shares were initially offered by the Fund. These returns shown for all share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class A, Class B and Class C shares.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

3

Understanding Your Expenses – Columbia U.S. Treasury Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.42	1,022.46	2.59	2.64	0.52
Class B	1,000.00	1,000.00	984.71	1,018.70	6.32	6.43	1.27
Class C	1,000.00	1,000.00	985.41	1,019.45	5.57	5.67	1.12
Class Z	1,000.00	1,000.00	989.62	1,023.71	1.35	1.37	0.27

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

Government & Agency Obligations – 98.6%

	Par ($)	Value ($)
U.S. Treasury Bonds – 18.1%
3.500% 02/15/39 (a)	7,060,000	6,395,922
4.375% 02/15/38 (a)	5,890,000	6,204,750
4.500% 02/15/36 (a)	4,710,000	5,058,832
5.000% 05/15/37 (a)	1,870,000	2,167,154
5.250% 02/15/29 (a)	1,895,000	2,199,680
5.375% 02/15/31 (a)	2,350,000	2,792,094
5.500% 08/15/28 (a)	2,665,000	3,179,262
6.000% 02/15/26 (a)	535,000	663,818
6.125% 11/15/27 (a)	4,690,000	5,956,300
6.875% 08/15/25 (a)	2,005,000	2,695,472
7.250% 08/15/22 (a)	3,210,000	4,329,988
7.500% 11/15/16 (a)	7,115,000	9,172,238
7.875% 02/15/21 (a)	9,310,000	12,978,717
8.125% 08/15/21 (a)	735,000	1,046,686
8.750% 05/15/17	1,020,000	1,413,099

U.S. Treasury Bonds Total		66,254,012

U.S. Treasury Notes – 80.5%
0.875% 04/30/11 (a)	10,710,000	10,739,281
1.000% 07/31/11	8,070,000	8,093,016
1.125% 06/30/11 (a)	15,660,000	15,750,530
1.250% 11/30/10 (a)	10,000,000	10,088,280
1.375% 05/15/12	7,040,000	7,063,647
1.875% 06/15/12 (a)	5,125,000	5,205,078
1.875% 02/28/14	9,160,000	9,080,564
1.875% 04/30/14 (a)	10,805,000	10,676,691
2.000% 11/30/13 (a)	5,015,000	5,022,051
2.500% 03/31/13 (a)	6,390,000	6,574,211
2.625% 06/30/14 (a)	10,370,000	10,554,710
2.625% 07/31/14	6,280,000	6,384,995
2.625% 04/30/16 (a)	4,620,000	4,560,083
2.750% 02/15/19 (a)	7,145,000	6,818,452
2.875% 01/31/13	7,100,000	7,403,411
3.125% 04/30/13	960,000	1,007,925
3.125% 09/30/13 (a)	12,500,000	13,098,638
3.125% 05/15/19 (a)	7,060,000	6,946,927
3.375% 11/30/12	3,735,000	3,954,723
3.500% 02/15/18	5,670,000	5,790,930
3.625% 12/31/12 (a)	6,590,000	7,028,644
3.875% 02/15/13	8,990,000	9,660,735
3.875% 05/15/18 (a)	5,425,000	5,685,655
4.000% 02/15/14	3,500,000	3,785,744
4.000% 02/15/15 (a)	5,520,000	5,947,800
4.000% 08/15/18	7,905,000	8,345,332
4.125% 05/15/15 (a)	2,230,000	2,414,671
4.250% 08/15/14 (a)	4,445,000	4,858,941
4.250% 11/15/17 (a)	8,150,000	8,781,625
4.375% 12/15/10 (a)	9,810,000	10,268,313
4.500% 09/30/11 (a)	12,030,000	12,873,977

	Par ($)	Value ($)
4.500% 04/30/12 (a)	7,780,000	8,429,148
4.500% 02/15/16 (a)	4,500,000	4,965,116
4.500% 05/15/17	4,900,000	5,378,132
4.625% 12/31/11 (a)	7,500,000	8,086,523
4.750% 05/15/14 (a)	6,975,000	7,774,949
4.750% 08/15/17 (a)	5,850,000	6,518,637
4.875% 04/30/11 (a)	9,355,000	9,967,827
5.125% 06/30/11 (a)	8,285,000	8,907,344

U.S. Treasury Notes Total		294,493,256

Total Government & Agency Obligations (cost of $345,885,816)		360,747,268

	Shares
Securities Lending Collateral – 28.5%
State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 0.364%)	104,368,043	104,368,043

Total Securities Lending Collateral (cost of $104,368,043)		104,368,043

	Par ($)
Short-Term Obligation – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09 due 10/01/09, at 0.010%, collateralized by a U.S. Treasury obligation maturing 03/31/16, market value $1,223,775 (repurchase proceeds $1,198,000)	1,198,000	1,198,000

Total Short-Term Obligation (cost of $1,198,000)		1,198,000

Total Investments – 127.4% (cost of $451,451,859) (c)		466,313,311

Obligation to Return Collateral for Securities Loaned – (28.5)%		(104,368,043)

Other Assets & Liabilities, Net – 1.1%		4,011,549

Net Assets – 100.0%		365,956,817

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 is $100,618,041.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $453,754,340.

See Accompanying Notes to Financial Statements.

5

Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
U.S. Treasury Bonds	$66,254,012	$—	$—	$66,254,012
U.S. Treasury Notes	294,493,256	—	—	294,493,256

Total Government & Agency Obligations	360,747,268	—	—	360,747,268

Total Securities Lending Collateral	104,368,043	—	—	104,368,043

Total Short-Term Obligation	—	1,198,000	—	1,198,000

Total Investments	$465,115,311	$1,198,000	$—	$466,313,311

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At September 30, 2009, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
U.S. Treasury Notes	80.5
U.S. Treasury Bonds	18.1

98.6
Securities Lending Collateral	28.5
Short-Term Obligation	0.3
Obligation to Return Collateral for Securities Loaned	(28.5)
Other Assets & Liabilities, Net	1.1

100.0

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

		($)
Assets	Investments, at cost	451,451,859

	Investments at value (including securities on loan of $100,618,041)	466,313,311
	Cash	14
	Receivable for:
	Investments sold	16,590,504
	Fund shares sold	525,583
	Interest	2,770,928
	Securities lending	14,876
	Expense reimbursement due from investment advisor	62,938
	Trustees’ deferred compensation plan	20,738

	Total Assets	486,298,892

Liabilities	Collateral on securities loaned	104,368,043
	Payable for:
	Investments purchased	14,723,219
	Fund shares repurchased	704,050
	Distributions	367,186
	Investment advisory fee	30,371
	Administration fee	91,112
	Trustees’ fees	802
	Distribution and service fees	36,115
	Trustees’ deferred compensation plan	20,738
	Other liabilities	439

	Total Liabilities	120,342,075

	Net Assets	365,956,817

Net Assets Consist of	Paid-in capital	353,201,260
	Overdistributed net investment income	(2,744,879)
	Accumulated net realized gain	638,984
	Net unrealized appreciation on investments	14,861,452

	Net Assets	365,956,817

Class A	Net assets	$58,889,086
	Shares outstanding	5,198,552
	Net asset value per share	$11.33	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($11.33/0.9525)	$11.90	(b)

Class B
	Net assets	$7,292,120
	Shares outstanding	643,723
	Net asset value and offering price per share	$11.33	(a)

Class C
	Net assets	$24,327,655
	Shares outstanding	2,147,568
	Net asset value and offering price per share	$11.33	(a)

Class Z
	Net assets	$275,447,956
	Shares outstanding	24,316,398
	Net asset value, offering and redemption price per share	$11.33

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia U.S. Treasury Index Fund

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Interest	5,310,625
	Securities lending	180,311

	Total Investment Income	5,490,936

Expenses	Investment advisory fee	185,751
	Administration fee	557,254
	Distribution fee:
	Class B	32,641
	Class C	102,019
	Service fee:
	Class A	83,696
	Class B	10,880
	Class C	34,026
	Trustees’ fees	18,780
	Other expenses	1,005

	Total Expenses	1,026,052

	Fees waived or expenses reimbursed by investment advisor	(266,896)
	Fees waived by distributor – Class C	(20,358)

	Net Expenses	738,798

	Net Investment Income	4,752,138

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	1,088,107
	Net change in unrealized appreciation (depreciation) on investments	(11,239,131)

	Net Loss	(10,151,024)

	Net Decrease Resulting from Operations	(5,398,886)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia U.S. Treasury Index Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	4,752,138	11,467,061
	Net realized gain on investments	1,088,107	4,990,291
	Net change in unrealized appreciation (depreciation) on investments	(11,239,131)	10,008,567

	Net increase (decrease) resulting from operations	(5,398,886)	26,465,919

Distributions to Shareholders	From net investment income:
	Class A	(1,024,772)	(1,679,605)
	Class B	(100,576)	(176,569)
	Class C	(334,678)	(535,850)
	Class Z	(4,435,270)	(11,238,690)

	Total distributions to shareholders	(5,895,296)	(13,630,714)

	Net Capital Stock Transactions	(39,121,365)	91,137,254

	Total increase (decrease) in net assets	(50,415,547)	103,972,459

Net Assets	Beginning of period	416,372,364	312,399,905
	End of period	365,956,817	416,372,364
	Overdistributed net investment income at end of period	(2,744,879)	(1,601,721)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued)– Columbia U.S. Treasury Index Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,731,940	19,501,661	10,949,753	124,386,787
Distributions reinvested	68,198	768,918	109,889	1,251,843
Redemptions	(3,397,834)	(38,091,740)	(5,844,659)	(67,488,577)

Net increase (decrease)	(1,597,696)	(17,821,161)	5,214,983	58,150,053

Class B
Subscriptions	57,784	657,802	842,126	9,545,620
Distributions reinvested	7,767	87,549	13,789	156,456
Redemptions	(296,321)	(3,340,489)	(301,843)	(3,434,104)

Net increase (decrease)	(230,770)	(2,595,138)	554,072	6,267,972

Class C
Subscriptions	349,912	3,939,427	3,253,184	36,876,432
Distributions reinvested	23,678	266,948	39,088	445,060
Redemptions	(1,013,061)	(11,377,419)	(1,100,021)	(12,591,972)

Net increase (decrease)	(639,471)	(7,171,044)	2,192,251	24,729,520

Class Z
Subscriptions	6,281,807	70,547,879	15,939,555	180,155,451
Distributions reinvested	197,458	2,226,171	574,256	6,414,532
Redemptions	(7,476,763)	(84,308,072)	(16,430,119)	(184,580,274)

Net increase (decrease)	(997,498)	(11,534,022)	83,692	1,989,709

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$11.64		$11.27		$10.53		$10.45		$10.72		$11.18

Income from Investment Operations:
Net investment income (a)	0.14		0.33		0.43		0.42		0.39		0.35
Net realized and unrealized gain (loss) on investments	(0.28)		0.45		0.78		0.12		(0.24)		(0.41)

Total from investment operations	(0.14)		0.78		1.21		0.54		0.15		(0.06)

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.41)		(0.47)		(0.46)		(0.42)		(0.40)

Net Asset Value, End of Period	$11.33		$11.64		$11.27		$10.53		$10.45		$10.72
Total return (b)	(1.16	)%(c)(d)	7.13	%(c)	11.77	%(c)(e)	5.30	%(c)	1.38	%(c)	(0.48)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.52	%(f)	0.55	%(g)	0.57	%(g)	0.60%		0.63%		0.66%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—
Net expenses	0.52	%(f)	0.55	%(g)	0.57	%(g)	0.60%		0.63%		0.66%
Waiver/Reimbursement	0.14	%(f)	0.11%		0.09%		0.06%		0.03%		—
Net investment income	2.45	%(f)	2.91	%(g)	3.94	%(g)	4.05%		3.60%		3.22%
Portfolio turnover rate	49	%(d)	126%		47%		39%		36%		44%
Net assets, end of period (000s)	$58,889		$79,114		$17,817		$5,235		$3,208		$3,314

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$11.64		$11.27		$10.53		$10.45		$10.72		$11.18

Income from Investment Operations:
Net investment income (a)	0.10		0.25		0.35		0.35		0.31		0.27
Net realized and unrealized gain (loss) on investments	(0.28)		0.45		0.78		0.11		(0.24)		(0.41)

Total from investment operations	(0.18)		0.70		1.13		0.46		0.07		(0.14)

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.33)		(0.39)		(0.38)		(0.34)		(0.32)

Net Asset Value, End of Period	$11.33		$11.64		$11.27		$10.53		$10.45		$10.72
Total return (b)	(1.53	)%(c)(d)	6.32	%(d)	10.95	%(d)(e)	4.52	%(d)	0.62	%(d)	(1.23)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.27	%(f)	1.30	%(g)	1.32	%(g)	1.35%		1.38%		1.41%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—
Net expenses	1.27	%(f)	1.30	%(g)	1.32	%(g)	1.35%		1.38%		1.41%
Waiver/Reimbursement	0.14	%(f)	0.11%		0.09%		0.06%		0.03%		—
Net investment income	1.70	%(f)	2.19	%(g)	3.25	%(g)	3.31%		2.85%		2.48%
Portfolio turnover rate	49	%(c)	126%		47%		39%		36%		44%
Net assets, end of period (000s)	$7,292		$10,179		$3,610		$1,488		$1,615		$1,451

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)	Not annualized.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$11.64		$11.27		$10.53		$10.45		$10.72		$11.18

Income from Investment Operations:
Net investment income (a)	0.10		0.26		0.36		0.36		0.32		0.29
Net realized and unrealized gain (loss) on investments	(0.27)		0.45		0.78		0.12		(0.23)		(0.41)

Total from investment operations	(0.17)		0.71		1.14		0.48		0.09		(0.12)

Less Distributions to Shareholders:
From net investment income	(0.14)		(0.34)		(0.40)		(0.40)		(0.36)		(0.34)

Net Asset Value, End of Period	$11.33		$11.64		$11.27		$10.53		$10.45		$10.72
Total return (b)(c)	(1.46	)%(d)	6.48%		11.09	%(e)	4.67%		0.77%		(1.07)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.12	%(f)	1.15	%(g)	1.17	%(g)	1.20%		1.23%		1.26%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—
Net expenses	1.12	%(f)	1.15	%(g)	1.17	%(g)	1.20%		1.23%		1.26%
Waiver/Reimbursement	0.29	%(f)	0.26%		0.24%		0.21%		0.18%		0.15%
Net investment income	1.85	%(f)	2.28	%(g)	3.30	%(g)	3.44%		3.01%		2.67%
Portfolio turnover rate	49	%(d)	126%		47%		39%		36%		44%
Net assets, end of period (000s)	$24,328		$32,440		$6,702		$973		$1,060		$869

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$11.64		$11.27		$10.53		$10.45		$10.72		$11.18

Income from Investment Operations:
Net investment income (a)	0.15		0.37		0.46		0.45		0.41		0.38
Net realized and unrealized gain (loss) on investments	(0.27)		0.44		0.77		0.12		(0.23)		(0.41)

Total from investment operations	(0.12)		0.81		1.23		0.57		0.18		(0.03)

Less Distributions to Shareholders:
From net investment income	(0.19)		(0.44)		(0.49)		(0.49)		(0.45)		(0.43)

Net Asset Value, End of Period	$11.33		$11.64		$11.27		$10.53		$10.45		$10.72
Total return (b)(c)	(1.04	)%(d)	7.40%		12.04	%(e)	5.53%		1.62%		(0.25)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.27	%(f)	0.30	%(g)	0.33	%(g)	0.38%		0.39%		0.42%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—
Net expenses	0.27	%(f)	0.30	%(g)	0.33	%(g)	0.38%		0.39%		0.42%
Waiver/Reimbursement	0.14	%(f)	0.11%		0.09%		0.07%		0.04%		0.01%
Net investment income	2.69	%(f)	3.31	%(g)	4.24	%(g)	4.28%		3.83%		3.47%
Portfolio turnover rate	49	%(d)	126%		47%		39%		36%		44%
Net assets, end of period (000s)	$275,448		$294,640		$284,271		$138,132		$136,609		$151,969

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	Annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”) is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

15

Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of

16

Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Ordinary Income*	$13,626,250
Long-Term Capital Gains	4,464

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$13,286,405
Unrealized depreciation	(727,434)
Net unrealized appreciation	$12,558,971

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund.

In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative services to the Fund pursuant to an administrative services agreement. Columbia, from the administration fee it receives from the Fund, pays all expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons, service and distribution fees, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation. Columbia receives a monthly administration fee for its services as administrator at the annual rate of 0.30% of the average daily net assets of the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts $7,307 on sales of the Fund’s Class A shares and net CDSC fees of $9,975 and $38,414 on Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the

17

Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Minimum Account Balance Fee

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Fee Waivers and Expense Reimbursements

Effective August 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.20% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time. Prior to August 1, 2009 Columbia contractually agreed to reimburse the Fund so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.30% of the Fund’s average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 6. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $180,334,426 and $215,040,740, respectively, all of which were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the

18

Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Shares of Beneficial Interest

As of September 30, 2009, 32.8% of the Fund’s shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds

19

Columbia U.S. Treasury Index Fund

September 30, 2009 (Unaudited)

Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 11. Subsequent Event

On October 15, 2009, the committed line of credit discussed in Note 7 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

20

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia U.S. Treasury Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

21

One Financial Center

Boston, MA 02111-2621

Columbia U.S. Treasury Index Fund

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24713-0909 (11/09) 09/94495

Semiannual Report

September 30, 2009

Columbia World Equity Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia World Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+44.64% Class A shares
(without sales charge)

+41.81% MSCI World Index

Morningstar Style Box™

Equity Style

The Morningstar Style BoxTM reveals a fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 44.64% without sales charge. The fund outperformed its benchmark, the MSCI World Index[1], which returned 41.81%, and its return was higher than the 41.06% average return of funds in its peer group, the Lipper Global Large-Cap Core Funds Classification.[2] Broad exposure to emerging markets through investments in Columbia Emerging Markets Fund, Columbia Greater China Fund and WisdomTree India Earnings Fund, an ETF, was largely responsible for the fund’s outperformance relative to its benchmark (3.1%, 1.8%, and 1.1% of net assets, respectively). Emerging markets often do well during the early stages of an economic recovery.

■

An underweight in Japan was also helpful to return. Japan is a major exporter, and Japanese stocks suffered from a strong yen, which drove up prices and dampened demand for Japanese products. The lack of a clear-cut, growth-oriented economic policy also held back Japanese stocks. While the portfolio was underweight in the strongly-performing financials sector, individual financial stocks contributed to results. Bank of Ireland is an example (0.8% of net assets). The stock declined sharply during the banking crisis, and we were able to purchase it at an attractive valuation. An overweight and stock selection in the technology sector also helped boost return, with Brocade Communications Systems, a data storage company, leading the technology position (0.8% of net assets). Alternative energy remained a theme in the portfolio. While specialized semiconductor companies First Solar and SunPower (0.6% and 0.4%, respectively) registered gains over the period, they made only marginal contributions to performance when compared to the return of the broader market.

■

Despite the sharp run-up in the equity markets, we believe that stocks have the potential to move higher, at least over the short term. Valuations still appear to be reasonable, and a substantial amount of cash remains on the sidelines, waiting to be invested during market pullbacks. In addition, we believe that government stimulus programs should continue to buoy the markets, and these programs are likely to remain intact as long as unemployment is a problem.

[1]

The Morgan Stanley Capital International (MSCI) World Index is an index that tracks the performance of global stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Fund Profile (continued) – Columbia World Equity Fund

Portfolio Management

Fred Copper has co-managed the fund since 2005 and has been with the advisor or its predecessors since September 2005.

Colin Moore has co-managed the fund since 2004 and has been with the advisor or its predecessors since 2002.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

2

Performance Information – Columbia World Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge:	without	with
Class A	10,337	9,743
Class B	9,569	9,569
Class C	9,561	9,561

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia World Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		B		C
Inception	10/15/91		03/27/95		03/27/95
Sales charge	without	with	without	with	without	with
6-month (cumulative)	44.64	36.32	44.07	39.07	44.13	43.13
1-year	0.51	–5.27	–0.29	–5.28	–0.29	–1.29
5-year	3.49	2.27	2.69	2.33	2.71	2.71
10-year	0.33	–0.26	–0.44	–0.44	–0.45	–0.45

Annual operating expense ratio (%)*
Class A	1.68
Class B	2.43
Class C	2.43
*	The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share
as of 09/30/09 ($)
Class A	10.77
Class B	10.20
Class C	10.19

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.03

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

3

Understanding Your Expenses – Columbia World Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,446.42	1,018.05	8.59	7.08	1.40
Class B	1,000.00	1,000.00	1,440.70	1,014.29	13.15	10.86	2.15
Class C	1,000.00	1,000.00	1,441.31	1,014.29	13.16	10.86	2.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia World Equity Fund

September 30, 2009 (Unaudited)

Common Stocks – 89.6%

	Shares	Value ($)
Consumer Discretionary – 6.6%
Automobiles – 0.4%
Daihatsu Motor Co., Ltd.	23,000	234,155

Automobiles Total		234,155

Hotels, Restaurants & Leisure – 0.7%
Wynn Resorts Ltd. (a)	4,900	347,361

Hotels, Restaurants & Leisure Total		347,361

Media – 0.5%
DISH Network Corp., Class A (a)	14,520	279,655

Media Total		279,655

Multiline Retail – 1.9%
Dollar Tree, Inc. (a)	4,770	232,204
J.C. Penney Co., Inc.	8,031	271,046
Target Corp.	10,750	501,810

Multiline Retail Total		1,005,060

Specialty Retail – 2.0%
Advance Auto Parts, Inc.	6,720	263,962
Best Buy Co., Inc.	6,910	259,263
Inditex SA	4,821	276,880
Staples, Inc.	10,330	239,863

Specialty Retail Total		1,039,968

Textiles, Apparel & Luxury Goods – 1.1%
LG Fashion Corp.	13,600	306,942
Polo Ralph Lauren Corp.	3,670	281,195

Textiles, Apparel & Luxury Goods Total		588,137

Consumer Discretionary Total		3,494,336

Consumer Staples – 5.8%
Beverages – 1.0%
PepsiCo, Inc.	8,570	502,716

Beverages Total		502,716

Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc. (a)	7,260	262,957
Seven & I Holdings Co., Ltd.	18,600	443,359

Food & Staples Retailing Total		706,316

Food Products – 2.8%
Nestle SA, Registered Shares	12,262	523,094
Toyo Suisan Kaisha Ltd.	20,000	541,916
Viterra, Inc. (a)	41,312	412,098

Food Products Total		1,477,108

Personal Products – 0.7%
Avon Products, Inc.	10,371	352,199

Personal Products Total		352,199

Consumer Staples Total		3,038,339

	Shares	Value ($)
Energy – 10.1%
Energy Equipment & Services – 3.9%
Shinko Plantech Co., Ltd.	55,700	541,972
Technip SA	8,242	527,581
Transocean Ltd. (a)	5,923	506,594
Weatherford International Ltd. (a)	24,160	500,837

Energy Equipment & Services Total		2,076,984

Oil, Gas & Consumable Fuels – 6.2%
Alpha Natural Resources, Inc. (a)	7,010	246,051
Apache Corp.	5,942	545,654
BP PLC, ADR	7,280	387,514
Chevron Corp.	7,290	513,435
EOG Resources, Inc.	3,360	280,594
Hess Corp.	4,373	233,780
Petroleo Brasileiro SA, ADR	11,136	511,142
Total SA	9,063	539,534

Oil, Gas & Consumable Fuels Total		3,257,704

Energy Total		5,334,688

Financials – 15.6%
Capital Markets – 2.5%
Credit Suisse Group AG, Registered Shares	9,805	545,749
Morgan Stanley	17,213	531,537
Northern Trust Corp.	4,225	245,726

Capital Markets Total		1,323,012

Commercial Banks – 10.3%
Banco Bilbao Vizcaya Argentaria SA	30,065	535,039
Banco Bradesco SA, ADR	15,491	308,116
Banco Santander SA	44,823	724,151
Bank of Ireland	87,969	436,293
Barclays PLC	84,851	501,469
BB&T Corp.	8,970	244,343
Credit Agricole SA	29,370	614,233
National Bank of Canada	9,300	517,183
PNC Financial Services Group, Inc.	9,471	460,196
Toronto-Dominion Bank	8,635	558,515
U.S. Bancorp	24,737	540,751

Commercial Banks Total		5,440,289

Diversified Financial Services – 1.0%
JPMorgan Chase & Co.	11,822	518,040

Diversified Financial Services Total		518,040

Insurance – 1.8%
Axis Capital Holdings Ltd.	15,944	481,190
XL Capital Ltd., Class A	26,188	457,243

Insurance Total		938,433

Financials Total		8,219,774

See Accompanying Notes to Financial Statements.

5

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care – 11.4%
Biotechnology – 1.3%
Amgen, Inc. (a)	4,627	278,684
Gilead Sciences, Inc. (a)	8,251	384,332

Biotechnology Total		663,016

Health Care Equipment & Supplies – 1.1%
Baxter International, Inc.	4,757	271,197
Boston Scientific Corp. (a)	27,709	293,438

Health Care Equipment & Supplies Total		564,635

Health Care Providers & Services – 4.0%
Express Scripts, Inc. (a)	4,241	329,017
Laboratory Corp. of America Holdings (a)	7,492	492,225
McKesson Corp.	8,557	509,569
Medco Health Solutions, Inc. (a)	7,420	410,400
UnitedHealth Group, Inc.	15,080	377,603

Health Care Providers & Services Total		2,118,814

Life Sciences Tools & Services – 0.5%
Life Technologies Corp. (a)	5,643	262,681

Life Sciences Tools & Services Total		262,681

Pharmaceuticals – 4.5%
AstraZeneca PLC, ADR	5,380	241,831
Kissei Pharmaceutical Co., Ltd.	9,000	230,206
Novo-Nordisk A/S, Class B	8,735	548,638
Sanofi-Aventis SA	7,337	538,652
Santen Pharmaceutical Co., Ltd.	15,900	584,308
Teva Pharmaceutical Industries Ltd., ADR	4,596	232,374

Pharmaceuticals Total		2,376,009

Health Care Total		5,985,155

Industrials – 12.7%
Aerospace & Defense – 1.9%
Honeywell International, Inc.	7,130	264,880
Lockheed Martin Corp.	2,517	196,527
United Technologies Corp.	8,883	541,241

Aerospace & Defense Total		1,002,648

Commercial Services & Supplies – 0.7%
Republic Services, Inc.	13,780	366,135

Commercial Services & Supplies Total		366,135

Construction & Engineering – 2.3%
Foster Wheeler AG (a)	10,806	344,819
Macmahon Holdings Ltd.	852,953	512,247
Toyo Engineering Corp.	104,000	351,578

Construction & Engineering Total		1,208,644

	Shares	Value ($)
Electrical Equipment – 3.4%
Emerson Electric Co.	5,942	238,155
First Solar, Inc. (a)	2,197	335,834
Gamesa Corp., Tecnologica SA	18,723	419,976
Sumitomo Electric Industries Ltd.	19,400	251,659
SunPower Corp., Class A (a)	7,937	237,237
Vestas Wind Systems A/S (a)	4,046	293,911

Electrical Equipment Total		1,776,772

Industrial Conglomerates – 0.9%
General Electric Co.	29,351	481,943

Industrial Conglomerates Total		481,943

Machinery – 3.0%
Danaher Corp.	3,870	260,529
Dover Corp.	7,350	284,886
Kubota Corp.	30,000	248,464
Nabtesco Corp.	21,000	248,873
Parker Hannifin Corp.	4,938	255,986
Sulzer AG, Registered Shares	3,475	300,358

Machinery Total		1,599,096

Professional Services – 0.5%
Manpower, Inc.	5,078	287,973

Professional Services Total		287,973

Industrials Total		6,723,211

Information Technology – 16.4%
Communications Equipment – 1.8%
Brocade Communications Systems, Inc. (a)	55,193	433,817
CommScope, Inc. (a)	8,940	267,574
QUALCOMM, Inc.	5,120	230,298

Communications Equipment Total		931,689

Computers & Peripherals – 4.7%
Apple, Inc. (a)	3,206	594,296
EMC Corp. (a)	34,820	593,333
Hewlett-Packard Co.	11,518	543,765
International Business Machines Corp.	4,083	488,368
Teradata Corp. (a)	9,937	273,466

Computers & Peripherals Total		2,493,228

Electronic Equipment, Instruments & Components – 1.2%
Corning, Inc.	13,630	208,675
Venture Corp., Ltd.	65,000	413,090

Electronic Equipment, Instruments & Components Total		621,765

See Accompanying Notes to Financial Statements.

6

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Internet Software & Services – 1.6%
Google, Inc., Class A (a)	1,090	540,477
Tencent Holdings Ltd.	20,400	328,034

Internet Software & Services Total		868,511

IT Services – 2.6%
Accenture Ltd., Class A	14,070	524,389
Fiserv, Inc. (a)	5,673	273,439
MasterCard, Inc., Class A	1,495	302,214
Redecard SA	16,100	247,643

IT Services Total		1,347,685

Semiconductors & Semiconductor Equipment – 2.1%
ASML Holding N.V., N.Y. Registered Shares	15,046	444,910
Avago Technologies Ltd. (a)	3,752	64,047
Samsung Electronics Co., Ltd.	468	322,674
Texas Instruments, Inc.	11,820	280,016

Semiconductors & Semiconductor Equipment Total		1,111,647

Software – 2.4%
BMC Software, Inc. (a)	11,856	444,956
Misys PLC	126,707	419,302
Oracle Corp.	20,649	430,325

Software Total		1,294,583

Information Technology Total		8,669,108

Materials – 4.6%
Chemicals – 4.0%
BASF SE	5,681	300,777
Calgon Carbon Corp. (a)	30,689	455,118
Linde AG	5,341	579,811
Makhteshim-Agan Industries Ltd.	69,591	315,440
Praxair, Inc.	5,670	463,182

Chemicals Total		2,114,328

Metals & Mining – 0.6%
Vale SA	12,400	288,302

Metals & Mining Total		288,302

Materials Total		2,402,630

Telecommunication Services – 3.7%
Diversified Telecommunication Services – 3.1%
Tele2 AB, Class B	39,620	526,683
Telefonica O2 Czech Republic AS	18,368	454,860

	Shares	Value ($)
Telekomunikacja Polska SA	55,339	305,242
Verizon Communications, Inc.	10,948	331,396

Diversified Telecommunication Services Total		1,618,181

Wireless Telecommunication Services – 0.6%
Vodafone Group PLC	147,357	330,731

Wireless Telecommunication Services Total		330,731

Telecommunication Services Total		1,948,912

Utilities – 2.7%
Electric Utilities – 0.5%
FPL Group, Inc.	4,450	245,773

Electric Utilities Total		245,773

Independent Power Producers & Energy Traders – 0.4%
Energy Development Corp.	2,119,000	209,573

Independent Power Producers & Energy Traders Total		209,573

Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	10,120	318,173

Multi-Utilities Total		318,173

Water Utilities – 1.2%
Hyflux Ltd.	302,000	650,691

Water Utilities Total		650,691

Utilities Total		1,424,210

Total Common Stocks (cost of $40,623,290)		47,240,363

Investment Companies – 6.0%
Columbia Emerging Markets Fund, Class Z (b)	158,441	1,619,264
Columbia Greater China Fund, Class Z (a)(b)	19,917	964,562
WisdomTree India Earnings Fund	27,212	572,268

Total Investment Companies (cost of $2,410,839)		3,156,094

See Accompanying Notes to Financial Statements.

7

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Short-Term Obligation – 4.2%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Treasury obligation maturing 01/31/14, market value $2,262,150 (repurchase proceeds $2,214,001)	2,214,000	2,214,000

Total Short-Term Obligation (cost of $2,214,000)		2,214,000

Total Investments – 99.8% (cost of $45,248,129) (c)		52,610,457

Other Assets & Liabilities, Net – 0.2%		113,176

Net Assets – 100.0%		52,723,633

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Investments in affiliates during the six month period ended September 30, 2009:
Security name: Columbia Emerging Markets Fund, Class Z

Shares as of 03/31/09:	—
Shares purchased:	231,868
Shares sold:	(73,427)
Shares as of 09/30/09:	158,441
Net realized gain:	$163,469
Dividend income earned:	$18,008
Value at end of period:	$1,619,264

Security name: Columbia Greater China Fund, Class Z

Shares as of 03/31/09:	33,994
Shares purchased:	—
Shares sold:	(14,077)
Shares as of 09/30/09:	19,917
Net realized gain:	$221,914
Dividend income earned:	$—
Value at end of period:	$964,562

(c)	Cost for federal income tax purposes is $45,248,129.

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,676,359	$817,977	$—	$3,494,336
Consumer Staples	1,529,970	1,508,369	—	3,038,339
Energy	3,725,601	1,609,087	—	5,334,688
Financials	4,862,840	3,356,934	—	8,219,774
Health Care	4,083,351	1,901,804	—	5,985,155
Industrials	4,096,145	2,627,066	—	6,723,211
Information Technology	7,186,008	1,483,100	—	8,669,108
Materials	1,206,602	1,196,028	—	2,402,630
Telecommunications Services	331,396	1,617,516	—	1,948,912
Utilities	563,946	860,264	—	1,424,210

Total Common Stocks	30,262,218	16,978,145	—	47,240,363

Investment Companies	3,156,094	—	—	3,156,094

Total Short-Term Obligation	—	2,214,000	—	2,214,000

Total Investments	33,418,312	19,192,145	—	52,610,457
Forward Foreign Currency Exchange Contracts	—	56,649	—	56,649

Total	$33,418,312	$19,248,794	$—	$52,667,106

The Fund’s assets assigned to the Level 2 input category includes certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

For the six month period ended September 30, 2009, transactions in written option contracts were as follows:

	Number of Contracts	Premium Received
Options outstanding at March 31, 2009	76	$7,562
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(76)	(7,562)

Options outstanding at September 30, 2009	—	$—

See Accompanying Notes to Financial Statements.

8

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding on September 30, 2009 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,610,139	$1,428,480	10/08/09	$181,659
CAD	989,131	938,828	10/08/09	50,303
CHF	331,001	318,404	10/08/09	12,597
EUR	2,260,868	2,171,515	10/08/09	89,353
GBP	3,049,191	3,123,293	10/08/09	(74,102)
JPY	3,007,827	2,891,972	10/08/09	115,855
NOK	206,158	189,580	10/08/09	16,578
SEK	193,801	171,922	10/08/09	21,879

				$414,122

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	$157,839	$150,074	10/08/09	$(7,765)
CZK	648,308	604,431	10/08/09	(43,877)
DKK	897,096	855,996	10/08/09	(41,100)
ILS	709,176	679,281	10/08/09	(29,895)
JPY	1,379,355	1,315,723	10/08/09	(63,632)
KRW	1,109,423	1,053,744	10/08/09	(55,679)
NOK	241,297	215,123	10/08/09	(26,174)
PHP	325,377	319,093	10/08/09	(6,284)
PLN	329,800	301,304	10/08/09	(28,496)
SEK	305,979	283,211	10/08/09	(22,768)
SGD	776,594	749,983	10/08/09	(26,611)
TWD	175,869	170,677	10/08/09	(5,192)

				$(357,473)

The Fund was invested in the following countries at September 30, 2009:

Summary of Securities by Country	Value	% of Total Investments
United States*	$29,357,418	55.8
Japan	3,676,490	7.0
France	2,220,001	4.2
Spain	1,956,046	3.7
United Kingdom	1,880,848	3.6
Canada	1,487,795	2.8
Switzerland	1,369,201	2.6
Brazil	1,355,204	2.6
China	1,292,597	2.5
Singapore	1,127,827	2.1
Ireland	960,682	1.8
Germany	880,588	1.7
Denmark	842,549	1.6
Republic of Korea	629,616	1.2
India	572,268	1.1
Israel	547,813	1.0
Sweden	526,683	1.0
Australia	512,247	1.0
Czech Republic	454,859	0.9
Netherlands	444,910	0.8
Poland	305,242	0.6
Philippines	209,573	0.4

	$52,610,457	100.0

* Includes short-term obligation and investment companies.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia World Equity Fund

September 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at cost	43,352,906
	Affiliated investments, at cost	1,895,223

	Total investments, at cost	45,248,129

	Unaffiliated investments, at value	50,026,631
	Affiliated investments, at value	2,583,826

	Total investments, at value	52,610,457
	Cash	153
	Foreign currency (cost of $3,452)	3,451
	Unrealized appreciation on forward foreign currency exchange contracts	488,224
	Receivable for:
	Fund shares sold	3,335
	Dividends	103,488
	Interest	1
	Foreign tax reclaims	51,223
	Expense reimbursement due from investment advisor	14,872
	Trustees’ deferred compensation plan	25,396
	Prepaid expenses	431

	Total Assets	53,301,031

Liabilities	Unrealized depreciation on forward foreign currency exchange contracts	431,575
	Payable for:
	Fund shares repurchased	11,460
	Investment advisory fee	16,187
	Administration fee	10,117
	Transfer agent fee	12,826
	Trustees’ fees	909
	Audit fee	21,377
	Pricing and bookkeeping fees	5,169
	Custody fee	1,425
	Distribution and service fees	11,807
	Reports to shareholders	15,966
	Chief compliance officer expenses	154
	Trustees’ deferred compensation plan	25,396
	Other liabilities	13,030

	Total Liabilities	577,398

	Net Assets	52,723,633

Net Assets Consist of	Paid-in capital	62,421,739
	Undistributed net investment income	225,479
	Accumulated net realized loss	(17,352,801)
	Net unrealized appreciation (depreciation) on:
	Investments	7,362,328
	Foreign currency translations	66,888

	Net Assets	52,723,633

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities (continued) – Columbia World Equity Fund

September 30, 2009 (Unaudited)

Class A	Net assets	$50,702,118
	Shares outstanding	4,709,262
	Net asset value per share	$10.77	(a)(b)
	Maximum sales charge	5.75%
	Maximum offering price per share ($10.77/0.9425)	$11.43	(c)

Class B	Net assets	$1,207,351
	Shares outstanding	118,315
	Net asset value and offering price per share	$10.20	(a)(b)

Class C	Net assets	$814,164
	Shares outstanding	79,901
	Net asset value and offering price per share	$10.19	(a)(b)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

11

Statement of Operations – Columbia World Equity Fund

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Dividends	588,080
	Dividends from affiliates	18,008
	Interest	535
	Foreign taxes withheld	(47,105)

	Total Investment Income	559,518

Expenses	Investment advisory fee	93,586
	Administration fee	58,510
	Distribution fee:
	Class B	4,316
	Class C	2,581
	Service fee:
	Class A	56,149
	Class B	1,439
	Class C	860
	Transfer agent fee	73,799
	Pricing and bookkeeping fees	27,848
	Trustees’ fees	10,058
	Custody fee	12,754
	Registration fees	18,058
	Audit fee	18,547
	Reports to shareholders	31,220
	Chief compliance officer expenses	293
	Other expenses	15,340

	Total Expenses	425,358

	Fees waived or expenses reimbursed by investment advisor and/or administrator	(90,954)
	Expense reductions	— (a)

	Net Expenses	334,404

	Net Investment Income	225,114

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options	Net realized gain (loss) on:
	Unaffiliated investments	(2,659,817)
	Affiliated investments	385,383
	Foreign currency transactions and forward foreign currency exchange contracts	358,360
	Written options	7,562

	Net realized loss	(1,908,512)

	Net change in unrealized appreciation (depreciation) on:
	Investments	18,218,987
	Foreign currency translations and forward foreign currency exchange contracts	175,774
	Written options	(6,422)

	Net change in unrealized appreciation (depreciation)	18,388,339

	Net Gain	16,479,827

	Net Increase Resulting from Operations	16,704,941

(a)	Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – Columbia World Equity Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	225,114	512,275
	Net realized loss on capital gains distributions received from affiliated investments, investments, foreign currency transactions, forward foreign currency exchange contracts and written options	(1,908,512)	(15,880,239)
	Net change in unrealized appreciation (depreciation) on capital gains distributions received from affiliated investments, investments, foreign currency translations, forward foreign currency exchange contracts and written options	18,388,339	(15,968,964)

	Net increase (decrease) resulting from operations	16,704,941	(31,336,928)

Distributions to Shareholders	From net investment income:
	Class A	(139,589)	—
	From net realized gains:
	Class A	—	(582,318)
	Class B	—	(25,588)
	Class C	—	(8,137)

	Total distributions to shareholders	(139,589)	(616,043)

	Net Capital Stock Transactions	(2,135,588)	(8,550,215)
	Redemption fees	464	792
	Increase from regulatory settlements	—	48,532

	Total increase (decrease) in net assets	14,430,228	(40,453,862)

Net Assets	Beginning of period	38,293,405	78,747,267
	End of period	52,723,633	38,293,405
	Undistributed net investment income at end of period	225,479	139,954

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – Columbia World Equity Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	46,355	420,654	181,694	2,033,077
Distributions reinvested	14,348	129,414	40,238	549,246
Redemptions	(261,060)	(2,430,738)	(943,205)	(9,634,107)

Net decrease	(200,357)	(1,880,670)	(721,273)	(7,051,784)
Class B
Subscriptions	1,013	8,134	11,761	102,983
Distributions reinvested	—	—	1,850	24,091
Redemptions	(33,910)	(285,006)	(152,893)	(1,604,608)

Net decrease	(32,897)	(276,872)	(139,282)	(1,477,534)
Class C
Subscriptions	6,426	57,925	18,357	168,432
Distributions reinvested	—	—	544	7,069
Redemptions	(4,287)	(35,971)	(19,765)	(196,398)

Net increase (decrease)	2,139	21,954	(864)	(20,897)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.47		$13.16		$15.48		$14.14		$11.92		$11.09

Income from Investment Operations:
Net investment income (a)	0.05		0.10		0.14		0.12		0.10		0.07	(b)
Net realized and unrealized gain (loss) on capital gain distributions received from affiliated investments, investments, foreign currency and written options	3.28		(5.69)		(0.81)		1.97		2.18		0.81

Total from investment operations	3.33		(5.59)		(0.67)		2.09		2.28		0.88

Less Distributions to Shareholders:
From net investment income	(0.03)		—		(0.22)		(0.18)		(0.06)		(0.05)
From net realized gains	—		(0.11)		(1.43)		(0.57)		—		—

Total distributions to shareholders	(0.03)		(0.11)		(1.65)		(0.75)		(0.06)		(0.05)

Redemption Fees:
Redemption fees added to paid-in-capital (c)	—		—		—		—		—		—

Increase from regulatory settlements	—		0.01		—		—		—		—

Net Asset Value, End of Period	$10.77		$7.47		$13.16		$15.48		$14.14		$11.92
Total return (d)	44.64	%(e)(f)	(42.79	)%(e)	(5.47	)%(g)	15.11%		19.15	%(e)	7.99%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.40	%(h)(i)	1.58	%(j)	1.40	%(h)	1.47	%(h)	1.51	%(h)	1.56	%(h)
Waiver/Reimbursement	0.39	%(i)	0.06%		—		—		0.03%		—
Net investment income	0.99	%(h)(i)	0.91	%(j)	0.94	%(h)	0.80	%(h)	0.76	%(h)	0.59	%(h)
Portfolio turnover rate	53	%(f)	154%		69%		85%		62%		68%
Net assets, end of period (000s)	$50,702		$36,672		$74,106		$86,237		$81,746		$78,479

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of 0.02%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.08		$12.58		$14.86		$13.58		$11.48		$10.71

Income from Investment Operations:
Net investment income (loss) (a)	0.01		0.03		0.03		0.02		—	(b)	(0.02	)(c)
Net realized and unrealized gain (loss) on capital gain distributions received from affiliated investments, investments, foreign currency and written options	3.11		(5.43)		(0.77)		1.87		2.10		0.79

Total from investment operations	3.12		(5.40)		(0.74)		1.89		2.10		0.77

Less Distributions to Shareholders:
From net investment income	—		—		(0.11)		(0.04)		—		—
From net realized gains	—		(0.11)		(1.43)		(0.57)		—		—

Total distributions to shareholders	—		(0.11)		(1.54)		(0.61)		—		—

Redemption Fees:
Redemption fees added to paid-in-capital (b)	—		—		—		—		—		—

Increase from regulatory settlements	—		0.01		—		—		—		—

Net Asset Value, End of Period	$10.20		$7.08		$12.58		$14.86		$13.58		$11.48
Total return (d)	44.07	%(e)(f)	(43.26	)%(e)	(6.12	)%(g)	14.17%		18.29	%(e)	7.19%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.15	%(h)(i)	2.33	%(j)	2.15	%(h)	2.22	%(h)	2.26	%(h)	2.31	%(h)
Waiver/Reimbursement	0.39	%(i)	0.06%		—		—		0.03%		—
Net investment income (loss)	0.26	%(h)(i)	0.25	%(j)	0.23	%(h)	0.11	%(h)	0.01	%(h)	(0.16	)%(h)
Portfolio turnover rate	53	%(f)	154%		69%		85%		62%		68%
Net assets, end of period (000s)	$1,207		$1,071		$3,654		$8,445		$13,513		$16,129

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of 0.02%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$7.07		$12.56		$14.84		$13.56		$11.47		$10.70

Income from Investment Operations:
Net investment income (loss) (a)	0.01		0.02		0.03		—	(b)	—	(b)	(0.02	)(c)
Net realized and unrealized gain (loss) on capital gain distributions received from affiliated investments, investments, foreign currency and written options	3.11		(5.41)		(0.77)		1.89		2.09		0.79

Total from investment operations	3.12		(5.39)		(0.74)		1.89		2.09		0.77

Less Distributions to Shareholders:
From net investment income	—		—		(0.11)		(0.04)		—		—
From net realized gains	—		(0.11)		(1.43)		(0.57)		—		—

Total distributions to shareholders	—		(0.11)		(1.54)		(0.61)		—		—

Redemption Fees:
Redemption fees added to paid-in-capital (b)	—		—		—		—		—		—

Increase from regulatory settlements	—		0.01		—		—		—		—

Net Asset Value, End of Period	$10.19		$7.07		$12.56		$14.84		$13.56		$11.47
Total return (d)	44.13	%(e)(f)	(43.25	)%(e)	(6.12	)%(g)	14.19%		18.22	%(e)	7.20%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.15	%(h)(i)	2.33	%(j)	2.15	%(h)	2.22	%(h)	2.26	%(h)	2.31	%(h)
Waiver/Reimbursement	0.39	%(i)	0.06%		—		—		0.03%		—
Net investment income (loss)	0.23	%(h)(i)	0.15	%(j)	0.21	%(h)	0.02	%(h)	—	%(h)(k)	(0.16	)%(h)
Portfolio turnover rate	53	%(f)	154%		69%		85%		62%		68%
Net assets, end of period (000s)	$814		$550		$987		$1,144		$1,287		$1,076

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	The benefits derived from expense reductions had an impact of 0.02%.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia World Equity Fund

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia World Equity Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments in Class B shares from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as stated in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE,

18

Columbia World Equity Fund

September 30, 2009 (Unaudited)

which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of

19

Columbia World Equity Fund

September 30, 2009 (Unaudited)

foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$9,003
Long-Term Capital Gains	607,040

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$9,323,682
Unrealized depreciation	(1,961,354)
Net unrealized appreciation	$7,362,328

The following capital loss carryforwards, determined as of March 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$7,698,220

20

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.40%
Over $1 billion	0.35%

Columbia has voluntarily agreed to waive its investment advisory fee charged to the Fund on its assets that are invested in Columbia Greater China Fund and Columbia Emerging Markets Fund. For the six month period ended September 30, 2009, Columbia waived $5,901. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

For the six month period ended September 30, 2009, the Fund’s annualized effective investment advisory fee rate, net of fee waivers, was 0.37% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.25% of the Fund’s average daily net assets. Columbia has voluntarily agreed to waive its administration fee charged to the Fund on its assets that are invested in Columbia Greater China Fund and Columbia Emerging Markets Fund. For the six month period ended September 30, 2009, Columbia waived $3,688. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the

21

Columbia World Equity Fund

September 30, 2009 (Unaudited)

requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $709 on sales of the Fund’s Class A shares and received net CDSC fees of $18, $519 and $11 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) which require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.15% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

22

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses by less than $1.00 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivatives

Objectives

The Fund uses derivatives instruments including options and forwards contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Foreign Exchange Rate Risk — Foreign exchange rate risk relates to the change in the U.S. dollar value of a security that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following notes provide more detailed information about each derivative type held by the Fund.

Options — The Fund had written covered call options to decrease the Fund’s exposure to equity risk and to increase return on instruments. A written covered call option becomes more valuable as the price of the underlying instruments depreciates relative to the strike price.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Forward Foreign Currency Exchange Contracts — The Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another. The Fund used forward contracts to shift its U.S. dollar exposure in order to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio.

The Fund entered into forward foreign currency contracts for the purpose of shifting foreign currency exposure back to U.S. dollars.

23

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign-currency-denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

The following table is a summary of the value of the Fund’s value in derivative instruments as of September 30, 2009.

	Fair Value of Derivative Instruments
	Statement of Assets and Liabilities Location
	Asset	Fair Value	Liability	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation	$488,224	Unrealized depreciation	$(431,575)

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2009.

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Written Call Options	Equity	$7,562	$(6,422)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Rate	366,938	167,148

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $23,818,320 and $26,988,767, respectively.

Note 8. Redemption Fees

The Fund may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six month period ended September 30, 2009, the redemption fees for Class A, Class B and Class C of the Fund amounted to $446, $11 and $7, respectively.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR

24

Columbia World Equity Fund

September 30, 2009 (Unaudited)

Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Fund did not borrow under these arrangements.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of

25

Columbia World Equity Fund

September 30, 2009 (Unaudited)

the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 11. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective November 1, 2009, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

26

[THIS PAGE INTENTIONALLY LEFT BLANK]

27

[THIS PAGE INTENTIONALLY LEFT BLANK]

28

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia World Equity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

29

One Financial Center

Boston, MA 02111-2621

Columbia World Equity Fund

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24567-0909 (11/09) 09/94321

Semiannual Report

September 30, 2009

Columbia Bond Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+7.69% Class A shares (without sales charge)

+5.59% Barclays Capital Aggregate Bond Index

Morningstar Style BoxTM

Fixed Income Maturity

The Morningstar Style BoxTM reveals a fund’s investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 7.69% without sales charge. The fund’s benchmark, the Barclays Capital Aggregate Bond Index[1], returned 5.59% for the period. The average return of the fund’s peer group, the Lipper Corporate Debt Funds A Rated Classification[2], was 13.56%. In a period that favored riskier segments of the fixed-income markets, the fund’s sector allocations gave it an advantage over the index. However, it did not keep pace with more aggressive funds in its peer group.

■

Whereas investors favored the highest quality fixed-income securities in 2008, that trend reversed course in 2009. The government’s efforts to shore up and liquefy the credit markets, coupled with small but measurable progress in the overall economy, enabled some of the most downtrodden sectors of the fixed-income market to stage a significant rebound in 2009. The fund responded to the changing environment by deemphasizing Treasury securities and agency mortgages and establishing an overweight position in asset-backed securities and a significant overweight in commercial mortgage-backed securities. The fund also bolstered its corporate bond exposure within BBB-rated corporate bonds. These overweights enabled the fund to outperform its benchmark. However, the fund did not match the performance of funds in its peer group that invested more aggressively. In particular, the fund had no exposure to the high-yield sector, which was the period’s strongest performer.

■

Looking ahead, we expect to continue to manage the fund relative to its index rather than its competitors, even if we occasionally suffer opportunity costs during historically unusual times, as was the case in the past six months. Our long-term goal is to produce competitive returns over time without taking extreme positions that add volatility to the fund.

Portfolio Management

Alexander D. Powers has co-managed the fund since 2008 and the predecessor fund since 1997. He has been associated with the advisor or its predecessors since 1996.

Michael Zazzarino has co-managed the fund since 2008 and the predecessor fund since 2005. He has been associated with the advisor or its predecessors since 2005.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information – Columbia Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.13
Class C	1.88
Class Y	0.83
Class Z	0.88

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	9.21
Class C	9.21
Class Y	9.22
Class Z	9.21

Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.25
Class C	0.21
Class Y	0.08
Class Z	0.26

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge:	without	with
Class A	17,844	16,999
Class C	17,651	17,651
Class Y	17,945	n/a
Class Z	17,925	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Y	Z
Inception	03/31/08		03/31/08		07/15/09	01/09/86
Sales charge	without	with	without	with	without	without
6-month (cumulative)	7.69	2.56	7.17	6.17	7.83	7.70
1-year	10.96	5.74	10.01	9.01	11.26	11.14
5-year	4.60	3.60	4.37	4.37	4.72	4.70
10-year	5.96	5.45	5.85	5.85	6.02	6.01

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The Fund commenced operations on March 31, 2008. Class A, Class C, and Class Z share performance information includes the performance of Shares class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods prior to March 31, 2008. These returns reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to March 31, 2008 would be lower for Class A and Class C shares, since these newer classes of shares are subject to higher distribution and service (Rule 12b-1) fees.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009, the date on which Class Y shares were initially offered by the fund. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be lower.

Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

2

Understanding Your Expenses – Columbia Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,076.91		1,020.88	4.35		4.23	0.84
Class C	1,000.00	1,000.00	1,071.70		1,017.07	8.28		8.06	1.59
Class Y*	1,000.00	1,000.00	1,041.30	**	1,025.07	1.20	**	2.80	0.55
Class Z	1,000.00	1,000.00	1,077.01		1,022.09	3.10		3.01	0.59

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

*	Class Y shares commenced operations on July 15, 2009.

**	For the period July 15, 2009 through September 30, 2009.

3

Investment Portfolio – Columbia Bond Fund

September 30, 2009 (Unaudited)

Government & Agency Obligations – 30.7%

	Par ($)	Value ($)
Foreign Government Obligations – 1.7%
European Investment Bank
3.000% 04/08/14	3,500,000	3,581,687

International Bank for Reconstruction & Development
5.000% 04/01/16	3,000,000	3,304,314

Pemex Project Funding Master Trust
5.750% 03/01/18	1,000,000	988,750

Province of Quebec
4.625% 05/14/18	2,000,000	2,084,428

Foreign Government Obligations Total		9,959,179

U.S. Government Agencies – 1.6%
Resolution Funding Corp., STRIPS
(a) 10/15/19	3,915,000	2,591,879
(a) 10/15/20	3,780,000	2,351,980
(a) 01/15/21	7,010,000	4,302,261

U.S. Government Agencies Total		9,246,120

U.S. Government Obligations – 27.4%
U.S. Treasury Bonds
4.500% 05/15/38	4,685,000	5,041,500
6.250% 05/15/30	1,000,000	1,308,750

U.S. Treasury Inflation Indexed Bonds
2.375% 01/15/27	4,159,548	4,371,428

U.S. Treasury Inflation Indexed Notes
1.625% 01/15/18 (a)	7,488,980	7,563,870

U.S. Treasury Notes
1.000% 09/30/11	12,085,000	12,094,438
1.750% 08/15/12	2,280,000	2,303,511
2.375% 09/30/14	91,250,000	91,485,425
2.625% 07/31/14	1,170,000	1,189,561
3.000% 09/30/16	26,560,000	26,665,815
3.625% 08/15/19	1,435,000	1,472,893
6.125% 11/15/27	4,000,000	5,080,000

U.S. Treasury STRIPS
(b) 11/15/19	5,230,000	3,587,116

U.S. Government Obligations Total		162,164,307

Total Government & Agency Obligations (cost of $178,830,467)		181,369,606

Corporate Fixed-Income Bonds & Notes – 24.8%
Basic Materials – 1.0%
Chemicals – 0.1%
Dow Chemical Co.
8.550% 05/15/19	625,000	702,591

Chemicals Total		702,591

	Par ($)	Value ($)
Iron/Steel – 0.8%
ArcelorMittal
9.850% 06/01/19	1,320,000	1,561,301

Nucor Corp.
5.850% 06/01/18	2,680,000	2,934,820

Iron/Steel Total		4,496,121

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	795,000	845,682

Metals & Mining Total		845,682

Basic Materials Total		6,044,394

Communications – 2.9%
Media – 1.5%
Comcast Cable Holdings LLC
9.800% 02/01/12	2,600,000	2,994,617

Comcast Corp.
6.550% 07/01/39	795,000	849,558
6.950% 08/15/37	685,000	764,571

News America, Inc.
6.400% 12/15/35	695,000	701,101

Time Warner Companies., Inc.
7.250% 10/15/17	1,183,000	1,333,953

Time Warner, Inc.
6.500% 11/15/36	2,035,000	2,082,320

Media Total		8,726,120

Telecommunication Services – 1.4%
AT&T, Inc.
5.500% 02/01/18	1,850,000	1,930,244
6.550% 02/15/39	600,000	654,145

British Telecommunications PLC
5.950% 01/15/18	285,000	288,702

Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14 (c)	1,665,000	1,799,334
8.500% 11/15/18 (c)	600,000	749,179

Deutsche Telekom International Finance, Multi-Coupon Bond
8.750% 06/15/30 (d)	500,000	647,511

Telefonica Emisiones SAU
6.421% 06/20/16	2,000,000	2,246,134

Telecommunication Services Total		8,315,249

Communications Total		17,041,369

See Accompanying Notes to Financial Statements.

4

Columbia Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Consumer Cyclical – 0.5%
Retail – 0.5%
CVS Pass-Through Trust
6.036% 12/10/28	771,062	743,265
8.353% 07/10/31 (c)	1,605,667	1,787,075

McDonald’s Corp.
5.000% 02/01/19	200,000	212,860

Retail Total		2,743,200

Consumer Cyclical Total		2,743,200

Consumer Non-cyclical – 1.7%
Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (c)	700,000	828,282
8.000% 11/15/39 (c)	1,010,000	1,306,972
8.200% 01/15/39 (c)	340,000	448,337

Beverages Total		2,583,591

Food – 0.4%
Campbell Soup Co.
4.500% 02/15/19	990,000	1,015,833

ConAgra Foods, Inc.
7.000% 10/01/28	1,300,000	1,438,294

Food Total		2,454,127

Healthcare Services – 0.5%
Roche Holdings, Inc.
6.000% 03/01/19 (c)	2,200,000	2,448,906

WellPoint, Inc.
7.000% 02/15/19	635,000	721,840

Healthcare Services Total		3,170,746

Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.125% 01/15/11	750,000	769,093

Household Products/Wares Total		769,093

Pharmaceuticals – 0.2%
Novartis Securities Investment Ltd.
5.125% 02/10/19	1,300,000	1,383,927

Pharmaceuticals Total		1,383,927

Consumer Non-cyclical Total		10,361,484

Energy – 3.3%
Oil & Gas – 1.2%
Canadian Natural Resources Ltd.
6.250% 03/15/38	520,000	553,975

	Par ($)	Value ($)

Devon Energy Corp.
6.300% 01/15/19	485,000	535,092

Hess Corp.
7.300% 08/15/31	660,000	741,928

Marathon Oil Corp.
7.500% 02/15/19	1,060,000	1,222,632

Nexen, Inc.
5.650% 05/15/17	1,000,000	999,381
7.500% 07/30/39	760,000	827,578

Talisman Energy, Inc.
5.850% 02/01/37 (e)	300,000	288,553
7.750% 06/01/19	1,579,000	1,856,628

Oil & Gas Total		7,025,767

Oil & Gas Services – 0.7%
Halliburton Co.
5.900% 09/15/18	400,000	438,997

Smith International, Inc.
9.750% 03/15/19	925,000	1,141,305

Weatherford International Ltd.
5.150% 03/15/13	2,780,000	2,920,090

Oil & Gas Services Total		4,500,392

Pipelines – 1.4%
Enbridge Energy Partners LP
7.500% 04/15/38	750,000	856,537

Energy Transfer Partners LP
6.000% 07/01/13	575,000	609,379

Kinder Morgan Energy Partners LP
5.625% 02/15/15	460,000	493,759
5.800% 03/01/21	990,000	1,005,683
6.500% 09/01/39	790,000	803,643
6.950% 01/15/38	750,000	805,559

Plains All American Pipeline LP/PAA Finance Corp.
5.750% 01/15/20	200,000	201,548
6.500% 05/01/18	135,000	144,598
6.650% 01/15/37	750,000	789,964
8.750% 05/01/19	865,000	1,038,349

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (d)(f)	210,000	183,990
7.625% 01/15/39	1,000,000	1,276,032

Pipelines Total		8,209,041

Energy Total		19,735,200

See Accompanying Notes to Financial Statements.

5

Columbia Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials – 10.5%
Banks – 7.0%
Bank of New York Mellon Corp.
5.450% 05/15/19	2,145,000	2,318,655

Barclays Bank PLC
5.000% 09/22/16	1,020,000	1,033,023

Capital One Capital IV
6.745% 02/17/37 (02/17/32) (d)(f)	1,520,000	1,155,200

Capital One Capital V
10.250% 08/15/39	790,000	872,966

Capital One Financial Corp.
5.700% 09/15/11	1,585,000	1,655,862
7.375% 05/23/14	290,000	323,644

Citigroup, Inc.
5.250% 02/27/12	2,605,000	2,675,593
6.875% 03/05/38	2,035,000	2,041,168
8.125% 07/15/39	1,720,000	1,925,349

Comerica Bank
0.336% 06/30/10 (10/30/09) (d)(f)	350,000	343,280
5.200% 08/22/17	695,000	593,654
5.750% 11/21/16	250,000	226,173

Deutsche Bank AG London
4.875% 05/20/13	765,000	814,854

Fifth Third Bank
4.200% 02/23/10	905,000	912,221

Goldman Sachs Group, Inc.
6.000% 05/01/14	1,445,000	1,571,490

JPMorgan Chase Capital XVIII
6.950% 08/17/36	105,000	100,697

JPMorgan Chase Capital XX
6.550% 09/29/36	1,930,000	1,792,491

JPMorgan Chase Capital XXII
6.450% 02/02/37	1,425,000	1,282,497

KeyBank NA
5.800% 07/01/14	750,000	727,088

Keycorp
6.500% 05/14/13 (e)	1,425,000	1,458,736

Morgan Stanley
5.625% 09/23/19	1,785,000	1,755,189
6.750% 04/15/11	2,000,000	2,132,548

National City Corp.
4.900% 01/15/15	575,000	581,938

	Par ($)	Value ($)

Northern Trust Corp.
5.500% 08/15/13	2,400,000	2,630,791

USB Capital IX
6.189% 04/15/49 (04/15/11) (d)(f)	3,510,000	2,693,925

Wachovia Capital Trust III
5.800% 03/29/49 (03/15/11) (d)(f)	3,640,000	2,511,600

Wachovia Corp.
5.500% 05/01/13	2,025,000	2,166,691

Westpac Banking Corp.
4.200% 02/27/15	3,250,000	3,303,242

Banks Total		41,600,565

Diversified Financial Services – 0.9%
Ameriprise Financial, Inc.
7.300% 06/28/19	855,000	942,528

Discover Financial Services
10.250% 07/15/19	445,000	509,333

General Electric Capital Corp., MTN
6.000% 08/07/19 (e)	1,345,000	1,364,423

International Lease Finance Corp.
4.875% 09/01/10	1,887,000	1,769,426
5.650% 06/01/14	195,000	149,669

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (g)(h)	2,620,000	465,050

Diversified Financial Services Total		5,200,429

Insurance – 2.0%
ING Groep NV
5.775% 12/29/49 (12/08/15) (d)(f)	1,450,000	928,000

Liberty Mutual Group, Inc.
10.750% 06/15/58 (06/15/58) (c)(d)(f)	1,310,000	1,244,500

Lincoln National Corp.
8.750% 07/01/19	1,850,000	2,139,649

MetLife Capital Trust X
9.250% 04/08/38 (c)(d)	710,000	738,400

MetLife, Inc.
10.750% 08/01/39	1,165,000	1,403,825

Principal Life Income Funding Trusts
5.300% 04/24/13	2,040,000	2,092,807

See Accompanying Notes to Financial Statements.

6

Columbia Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.
7.375% 06/15/19	2,045,000	2,282,241

Unum Group
7.125% 09/30/16	915,000	925,793

Insurance Total		11,755,215

Real Estate Investment Trusts (REITs) – 0.6%
Brandywine Operating Partnership LP
7.500% 05/15/15	1,375,000	1,375,630

Duke Realty LP
7.375% 02/15/15	945,000	974,620
8.250% 08/15/19	990,000	1,033,676

Real Estate Investment Trusts (REITs) Total		3,383,926

Financials Total		61,940,135

Industrials – 1.4%
Aerospace & Defense – 0.1%
Boeing Co.
6.000% 03/15/19	625,000	701,068

Aerospace & Defense Total		701,068

Machinery – 0.2%
Caterpillar Financial Services Corp.
4.850% 12/07/12	265,000	281,309

Caterpillar, Inc.
8.250% 12/15/38	590,000	804,837

Machinery Total		1,086,146

Miscellaneous Manufacturing – 0.3%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	995,000	1,175,721

Tyco International Finance SA
4.125% 10/15/14	120,000	119,583

Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	335,000	376,023

Miscellaneous Manufacturing Total		1,671,327

Transportation – 0.8%
Burlington Northern Santa Fe Corp.
4.700% 10/01/19	585,000	591,966
6.750% 07/15/11	805,000	876,055

	Par ($)	Value ($)
Union Pacific Corp.
7.875% 01/15/19	2,725,000	3,378,540

Transportation Total		4,846,561

Industrials Total		8,305,102

Technology – 0.5%
Networking & Telecom Equipment – 0.1%
Cisco Systems, Inc.
5.900% 02/15/39	830,000	898,453

Networking & Telecom Equipment Total		898,453

Office/Business Equipment – 0.2%
Xerox Corp.
6.400% 03/15/16	950,000	995,358

Office/Business Equipment Total		995,358

Software – 0.2%
Oracle Corp.
6.500% 04/15/38	815,000	944,692

Software Total		944,692

Technology Total		2,838,503

Utilities – 3.0%
Electric – 2.2%
Commonwealth Edison Co.
5.950% 08/15/16	1,000,000	1,090,320

Duke Energy Carolinas LLC
5.100% 04/15/18	1,000,000	1,063,275
5.250% 01/15/18	2,000,000	2,144,124

Georgia Power Co.
5.700% 06/01/17	1,185,000	1,299,538

Niagara Mohawk Power Corp.
4.881% 08/15/19 (c)	1,485,000	1,511,922

Nisource Finance Corp.
5.250% 09/15/17	685,000	643,651

Oncor Electric Delivery Co.
5.950% 09/01/13	750,000	811,663

Pacific Gas & Electric Co.
5.625% 11/30/17	1,665,000	1,827,387

Peco Energy Co.
5.350% 03/01/18	2,175,000	2,317,365

Electric Total		12,709,245

Gas – 0.8%
Atmos Energy Corp.
6.350% 06/15/17	500,000	542,332
8.500% 03/15/19	800,000	987,652

See Accompanying Notes to Financial Statements.

7

Columbia Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities (continued)
Gas (continued)
Nakilat, Inc.
6.067% 12/31/33 (c)	3,040,000	2,772,146

Sempra Energy
6.500% 06/01/16	415,000	458,759

Gas Total		4,760,889

Utilities Total		17,470,134

Total Corporate Fixed-Income Bonds & Notes (cost of $137,268,073)		146,479,521

Mortgage-Backed Securities – 23.9%
Federal Home Loan Mortgage Corp.
5.462% 05/01/39 (10/01/09) (d)(f)	8,598,938	9,047,156

Federal Home Loan Mortgage Corporation
5.000% 03/01/21	74,248	78,280
5.596% 08/01/37 (10/01/09) (d)(f)	3,116,715	3,280,922
5.693% 06/01/37 (10/01/09) (d)(f)	2,791,836	2,945,857
5.727% 06/01/36 (10/01/09) (d)(f)	3,559,189	3,749,798
7.000% 12/01/35	1,396,989	1,516,316

Federal National Mortgage Association
4.000% 03/01/39	3,441,673	3,412,620
4.500% 02/01/39	6,548,221	6,641,669
4.600% 09/01/19	1,965,000	2,102,550
4.680% 06/01/19	1,592,260	1,659,847
4.680% 09/01/19	2,975,000	3,078,621
4.760% 09/01/19	1,585,000	1,662,145
4.770% 06/01/19	1,647,497	1,727,915
5.500% 10/01/28	126,682	133,953
5.500% 11/01/28	273,109	288,784
5.500% 12/01/28	5,121	5,415
5.500% 11/01/29	369,269	390,463
5.500% 04/01/31	247,903	261,202
5.500% 02/01/32	930,563	979,714
5.500% 05/01/33	38,349	40,347
5.500% 04/01/35	550,601	578,246
5.500% 06/01/35	487,941	512,440
5.500% 06/01/38	29,412,829	30,811,471
5.650% 10/01/37 (10/01/09) (d)(f)	2,537,833	2,673,558
6.000% 11/01/38	15,629,212	16,538,637
6.500% 02/01/13	80,782	86,194
6.500% 08/01/37	6,649,128	7,117,960

	Par ($)	Value ($)
6.500% 10/01/37	171,780	183,892
6.500% 03/01/38	1,038,850	1,112,100
7.500% 10/01/29	55,750	62,450

Government National Mortgage Association
4.375% 04/20/28 (10/01/09) (d)(f)	10,806	11,043
4.375% 06/20/28 (10/01/09) (d)(f)	91,574	93,581
4.500% 07/20/33	1,351,586	1,378,421
4.500% 09/15/33	652,274	666,746
4.500% 07/15/39	8,760,884	8,908,724
5.000% 04/20/39	23,836,583	24,698,604
6.000% 03/20/28	197,895	211,717
6.500% 05/15/23	1,412	1,503
6.500% 05/15/28	92,037	99,532
6.500% 06/15/28	43,637	47,191
6.500% 12/15/31	151,615	163,630
6.500% 04/15/32	22,030	23,714
7.000% 05/15/29	106,998	118,166
7.500% 03/15/28	44,238	49,561
8.000% 10/15/17	110,392	120,916
8.000% 01/15/30	168,437	191,584
8.500% 06/15/17	227,990	252,454
8.500% 11/15/17	93,033	101,016
8.500% 12/15/17	444,501	482,642
9.000% 12/15/17	400,652	437,049
9.000% 06/15/30	27,794	32,189
9.500% 11/15/17	347,257	385,865

Total Mortgage-Backed Securities (cost of $139,049,655)		141,156,370

Commercial Mortgage-Backed Securities – 14.4%
Bank of America Commercial Mortgage, Inc.
4.760% 11/10/39	2,497,000	2,455,860

Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	895,000	924,708
4.933% 02/13/42 (10/01/09) (d)(f)	2,290,000	2,229,584
5.201% 12/11/38	885,000	820,947
5.518% 09/11/41	5,000,000	4,781,874
5.540% 09/11/41	765,000	730,189
5.742% 09/11/42 (10/01/09) (d)(f)	900,000	842,211
5.908% 06/11/40 (10/01/09) (d)(f)	3,000,000	2,740,356
6.480% 02/15/35	2,694,000	2,793,960

See Accompanying Notes to Financial Statements.

8

Columbia Bond Fund

September 30, 2009 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (10/01/09) (c)(d)(f)	4,415,000	4,634,021

Credit Suisse First Boston Mortgage Securities Corp.
6.006% 11/15/36 (10/01/09) (c)(d)(f)	1,000,000	752,979

Credit Suisse Mortgage Capital Certificates
5.912% 06/15/39 (10/01/09) (d)(f)	575,000	453,941

GE Capital Commercial Mortgage Corp.
6.734% 01/15/33 (d)	6,775,000	6,763,459

GMAC Commercial Mortgage Securities, Inc.
5.667% 05/10/40 (10/01/09) (d)(f)	1,060,000	1,105,680
7.195% 05/15/33 (10/01/09) (d)(f)	1,013,718	1,013,207

Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (10/01/09) (d)(f)	8,774,000	8,878,106
6.116% 07/10/38 (10/01/09) (d)(f)	1,065,000	974,368

GS Mortgage Securities Corp. II
5.999% 08/10/45 (10/01/09) (d)(f)	1,645,000	1,359,539

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% 06/12/47	3,820,000	3,282,128
5.716% 02/15/51	1,551,000	1,131,102

LB-UBS Commercial Mortgage Trust
5.430% 02/15/40	2,035,000	1,651,333
5.611% 04/15/41	1,108,879	1,151,136

Merrill Lynch Mortgage Trust
4.747% 06/12/43 (10/01/09) (d)(f)	2,500,000	2,419,605

Morgan Stanley Capital I
4.989% 08/13/42	1,390,000	1,352,604
5.328% 11/12/41	3,000,000	2,728,218
5.378% 11/14/42 (10/01/09) (d)(f)	1,220,000	1,222,906
5.447% 02/12/44 (10/01/09) (d)(f)	985,000	841,472

Morgan Stanley Dean Witter Capital I
4.740% 11/13/36	1,245,000	1,264,333
4.920% 03/12/35	1,370,000	1,386,383
5.080% 09/15/37	1,290,000	1,323,403
6.390% 07/15/33	2,415,973	2,518,284
7.500% 10/15/33 (d)	3,150,000	3,244,319

Wachovia Bank Commercial Mortgage Trust
5.001% 07/15/41	4,933,154	5,008,868
5.037% 03/15/42	1,940,000	1,959,052
5.230% 07/15/41 (10/01/09) (d)(f)	3,905,000	3,922,273
5.609% 03/15/45 (10/01/09) (d)(f)	1,905,000	1,410,577
5.726% 06/15/45	1,415,083	1,435,609

	Par ($)	Value ($)
5.765% 07/15/45 (10/01/09) (d)(f)	610,000	547,712
5.997% 06/15/45	920,000	918,647

Total Commercial Mortgage-Backed Securities (cost of $83,919,878)		84,974,953

Asset-Backed Securities – 4.0%
American Express Credit Account Master Trust
0.283% 02/15/13 (10/15/09) (d)(f)	2,640,000	2,630,763
0.593% 12/15/14 (10/15/09) (c)(d)(f)	1,020,000	953,700
0.633% 01/15/13 (10/15/09) (c)(d)(f)	1,030,000	1,012,348

BMW Vehicle Lease Trust
2.040% 04/15/11	1,810,000	1,817,913

Capital Auto Receivables Asset Trust
4.460% 07/15/14	4,690,000	4,888,572
5.210% 03/17/14	2,015,000	2,118,770

Capital One Multi-Asset Execution Trust
0.223% 08/15/12 (10/15/09) (d)(f)	2,650,000	2,649,534
4.950% 08/15/12	2,090,000	2,093,767

Carmax Auto Owner Trust
5.270% 11/15/12	1,500,000	1,572,499

Citibank Credit Card Issuance Trust
0.409% 05/21/12 (11/23/09) (d)(f)	810,000	807,841

Daimler Chrysler Auto Trust
4.480% 08/08/14	920	946

Discover Card Master Trust I
0.343% 08/15/12 (10/15/09) (d)(f)	2,390,000	2,369,192

Franklin Auto Trust
5.360% 05/20/16	1,030,000	1,034,859

Total Asset-Backed Securities (cost of $23,442,127)		23,950,704

Collateralized Mortgage Obligation – 0.3%
Agency – 0.3%
Federal Home Loan Mortgage Corporation
6.500% 07/15/31	1,460,635	1,544,446

Agency Total		1,544,446

Total Collateralized Mortgage Obligation (cost of $1,514,570)		1,544,446

See Accompanying Notes to Financial Statements.

9

Columbia Bond Fund

September 30, 2009 (Unaudited)

Municipal Bond – 0.3%

	Par ($)	Value ($)
California – 0.3%
CA State of California
Series 2009,
7.550% 04/01/39	1,630,000	1,818,575

California Total		1,818,575

Total Municipal Bond (cost of $1,642,346)		1,818,575

Short-Term Obligation – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 08/01/12, market value $6,846,877 (repurchase proceeds $6,708,002)	6,708,000	6,708,000

Total Short-Term Obligation (cost of $6,708,000)		6,708,000

Total Investments – 99.5% (cost of $572,375,116) (i)		588,002,175

Other Assets & Liabilities, Net – 0.5%		2,659,549

Net Assets – 100.0%		590,661,724

Notes to Investment Portfolio:

(a)	A portion of this security is held as collateral for open futures contracts. At September 30, 2009, the total market value of the security pledged amounted to $858,500.

(b)	Zero coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $22,988,101, which represents 3.9% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(e)	This security or a portion of this security is pledged as collateral for open credit default swap contracts. At September 30, 2009, the total market value of securities pledged amounted to $2,341,653.

(f)	Parenthetical date represents the next reset date for the security.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At September 30, 2009, the value of this security amounted to $465,000 which represents 0.1% of net assets.

(i)	Cost for federal income tax purposes is $572,375,116.

The following table summarizes the inputs used, as of September 30, 2009 in valuing the Fund’s assets:

Description	Quoted Price (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$158,577,191	$22,792,415	$—	$181,369,606

Corporate Fixed-Income Bonds & Notes
Basic Materials	—	6,044,394	—	6,044,394
Communications	—	17,041,369	—	17,041,369
Consumer Cyclical	—	2,743,200	—	2,743,200
Consumer Non-Cyclical	—	10,361,484	—	10,361,484
Energy	—	19,735,200	—	19,735,200
Financials	—	61,940,135	—	61,940,135
Industrials	—	8,305,102	—	8,305,102
Technology	—	2,838,503	—	2,838,503
Utilities	—	17,470,134	—	17,470,134

Total Corporate Fixed-Income Bonds & Notes	—	146,479,521	—	146,479,521

Total Mortgage-Backed Securities	—	141,156,370	—	141,156,370

Total Commercial Mortgage-Backed Securities	—	84,974,953	—	84,974,953

Total Asset-Backed Securities	—	23,950,704	—	23,950,704

Total Collateralized Mortgage Obligation	—	1,544,446	—	1,544,446

Total Municipal Bond	—	1,818,575	—	1,818,575

Total Short-Term Obligation	—	6,708,000	—	6,708,000

Total Investments	158,577,191	429,424,984	—	588,002,175

Unrealized Appreciation (Depreciation) on Futures Contracts	(917,582)	—	—	(917,582)

Unrealized Appreciation (Depreciation) on Credit Default Swap Contracts	—	(349,946)	—	(349,946)

Total	$157,659,609	$429,075,038	$—	$586,734,647

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

Columbia Bond Fund

September 30, 2009 (Unaudited)

At September 30, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$3,070,000	$130,483	$(31,341)
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	2,600,000	(211,618)	(75,822)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	3,155,000	(128,324)	(173,045)
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	660,000	(27,057)	(80,232)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	3,070,000	10,672	10,494

							$(349,946)

At September 30, 2009, cash of $630,000 was pledged as collateral for open credit default swap contracts.

At September 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
5 Year U.S. Treasury Notes	115	$13,350,781	$13,166,335	Dec-09	$184,446

At September 30, 2009, the Fund held the following open short futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
10 Year U.S. Treasury Notes	500	$59,164,063	$58,062,035	Dec-09	$(1,102,028)

At September 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	30.7
Corporate Fixed-Income Bonds & Notes	24.8
Mortgage-Backed Securities	23.9
Commercial Mortgage-Backed Securities	14.4
Asset-Backed Securities	4.0
Collateralized Mortgage Obligation	0.3
Municipal Bond	0.3

98.4
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	0.5

100.0

Acronym	Name
MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – Columbia Bond Fund

September 30, 2009 (Unaudited)

		($)
Assets	Investments, at cost	572,375,116

	Investments, at value	588,002,175
	Cash	978
	Cash collateral for open credit default swap contracts	630,000
	Open credit default swap contracts	10,494
	Credit default swap contracts premiums paid	138,426
	Receivable for:
	Investments sold	4,269,933
	Fund shares sold	323,596
	Interest	3,939,391
	Futures variation margin	1,445
	Foreign tax reclaims	255
	Expense reimbursement due from investment advisor	139,295
	Trustees’ deferred compensation plan	8,909
	Prepaid expenses	25,510

	Total Assets	597,490,407

Liabilities	Open credit default swap contracts	360,440
	Credit default swap contracts premiums received	353,121
	Payable for:
	Investments purchased	4,020,036
	Fund shares repurchased	595,010
	Distributions	1,047,280
	Investment advisory fee	292,805
	Administration fee	63,907
	Pricing and bookkeeping fees	10,645
	Transfer agent fee	53,605
	Trustees’ fees	50
	Custody fee	2,807
	Distribution and service fees	3,934
	Chief compliance officer expenses	185
	Trustees’ deferred compensation plan	8,909
	Other liabilities	15,949

	Total Liabilities	6,828,683

	Net Assets	590,661,724

Net Assets Consist of	Paid-in capital	576,934,137
	Undistributed net investment income	157,959
	Accumulated net realized loss	(789,903)
	Net unrealized appreciation (depreciation) on:
	Investments	15,627,059
	Credit default swap contracts	(349,946)
	Futures contracts	(917,582)

	Net Assets	590,661,724

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – Columbia Bond Fund

September 30, 2009 (Unaudited)

Class A	Net assets	$13,618,852
	Shares outstanding	1,479,372
	Net asset value per share	$9.21	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.21/.9525)	$9.67	(b)

Class C	Net assets	$1,653,756
	Shares outstanding	179,473
	Net asset value and offering price per share	$9.21	(a)

Class Y (c)	Net assets	$11,962,293
	Shares outstanding	1,296,927
	Net asset value and offering price per share	$9.22

Class Z	Net assets	$563,426,823
	Shares outstanding	61,144,732
	Net asset value and offering price per share	$9.21

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Class Y shares commenced operations on July 15, 2009.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – Columbia Bond Fund

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Interest	12,350,785
	Securities lending	11,333

	Total Investment Income	12,362,118

Expenses	Investment advisory fee	1,715,326
	Administration fee	352,523
	Distribution fee:
	Class C	5,916
	Service fee:
	Class A	11,024
	Class C	1,972
	Pricing and bookkeeping fees	67,830
	Transfer agent fees – Class A, Class C and Class Z	112,231
	Trustees’ fees	19,750
	Custody fee	10,522
	Chief compliance officer expenses	370
	Other expenses	126,118

	Total Expenses	2,423,582

	Fees waived or expenses reimbursed by investment advisor	(768,107)
	Expense reductions	(2)

	Net Expenses	1,655,473

	Net Investment Income	10,706,645

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Credit Default Swap Contracts	Net realized gain (loss) on:
	Net realized loss on violation of investment restriction (See Note 11)	(3,168)
	Investments	4,515,093
	Futures contracts	172,129
	Credit default swap contracts	(56,022)
	Reimbursement of realized loss on violation of investment restriction (See Note 11)	3,168

	Net realized gain	4,631,200

	Net change in unrealized appreciation (depreciation) on:
	Investments	27,596,193
	Futures contracts	(917,582)
	Credit default swap contracts	(349,946)

	Net change in unrealized appreciation (depreciation)	26,328,665

	Net Gain	30,959,865

	Net Increase Resulting from Operations	41,666,510

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – Columbia Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)(a)(b)	Year Ended March 31, 2009 ($)
Operations	Net investment income	10,706,645	24,521,644
	Net realized gain (loss) on investments, futures contracts and credit default swap contracts	4,631,200	(648,020)
	Net change in unrealized appreciation (depreciation) on investments, futures contracts and credit default swap contracts	26,328,665	(17,649,337)

	Net increase resulting from operations	41,666,510	6,224,287

Distributions to Shareholders	From net investment income:
	Class A	(167,653)	(40,386)
	Class C	(23,938)	(8,574)
	Class Y	(83,032)	—
	Class Z	(10,834,906)	(24,282,274)
	From net realized gains:
	Class A	(71,583)	(217)
	Class C	(13,438)	(13)
	Class Z	(4,489,922)	(729,525)

	Total distributions to shareholders	(15,684,472)	(25,060,989)

	Net Capital Stock Transactions	65,185,143	(28,473,745)
	Increase from regulatory settlements	4,011	—

	Total increase (decrease) in net assets	91,171,192	(47,310,447)

Net Assets	Beginning of period	499,490,532	546,800,979
	End of period	590,661,724	499,490,532
	Undistributed net investment income at end of period	157,959	560,843

(a)	Class Y shares commenced operations on July 15, 2009.

(b)	Class Y shares reflect activity for the period July 15, 2009 through September 30, 2009.

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – Capital Stock Activity

	Columbia Bond Fund
	(Unaudited) Six Months Ended September 30, 2009 (a)(b)		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	921,025	8,265,028	715,769	6,264,548
Distributions reinvested	25,243	226,346	4,349	37,949
Redemptions	(69,886)	(626,428)	(118,214)	(1,033,619)

Net increase	876,382	7,864,946	601,904	5,268,878

Class C
Subscriptions	66,662	595,656	150,374	1,310,459
Distributions reinvested	2,884	25,716	832	7,241
Redemptions	(39,821)	(359,653)	(2,544)	(22,388)

Net increase	29,725	261,719	148,662	1,295,312

Class Y
Subscriptions	1,290,947	11,601,097	—	—
Distributions reinvested	5,980	54,859	—	—

Net increase	1,296,927	11,655,956	—	—

Class Z
Subscriptions	14,636,606	130,785,346	14,064,009	123,836,901
Distributions reinvested	728,303	6,520,110	1,004,751	8,815,368
Redemptions	(10,253,735)	(91,902,934)	(19,178,104)	(167,690,204)

Net increase (decrease)	5,111,174	45,402,522	(4,109,344)	(35,037,935)

(a)	Class Y shares commenced operations on July 15, 2009.

(b)	Class Y shares reflect activity for the period July 15, 2009 through September 30, 2009.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$8.79		$9.09		$9.09

Income from Investment Operations:
Net investment income (b)	0.16		0.35		—	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.51		(0.26)		—	(c)

Total from investment operations	0.67		0.09		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.38)		—	(c)
From net realized gains	(0.08)		(0.01)		—

Total distributions to shareholders	(0.25)		(0.39)		—	(c)

Increase from regulatory settlements	—	(c)	—		—

Net Asset Value, End of Period	$9.21		$8.79		$9.09
Total return (d)(e)	7.69	%(f)(j)	1.04%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.84	%(h)	0.91%		0.91	%(h)
Interest expense	—		—	%(i)	—
Net expenses (g)	0.84	%(h)	0.91%		0.91	%(h)
Waiver/Reimbursement	0.28	%(h)	0.22%		0.14	%(h)
Net investment income (g)	3.63	%(h)	3.99%		4.16	%(h)
Portfolio turnover rate	175	%(f)	209%		49	%(f)
Net assets, end of period (000s)	$13,619		$5,299		$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$8.80		$9.09		$9.09

Income from Investment Operations:
Net investment income (b)	0.13		0.29		—	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.49		(0.26)		—	(c)

Total from investment operations	0.62		0.03		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.31)		—	(c)
From net realized gains	(0.08)		(0.01)		—

Total distributions to shareholders	(0.21)		(0.32)		—	(c)

Increase from regulatory settlements	—	(c)	—		—

Net Asset Value, End of Period	$9.21		$8.80		$9.09
Total return (d)(e)	7.17	%(f)(j)	0.44%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.59	%(h)	1.66%		1.66	%(h)
Interest expense	—		—	%(i)	—
Net expenses (g)	1.59	%(h)	1.66%		1.66	%(h)
Waiver/Reimbursement	0.28	%(h)	0.22%		0.14	%(h)
Net investment income (g)	2.89	%(h)	3.32%		3.41	%(h)
Portfolio turnover rate	175	%(f)	209%		49	%(f)
Net assets, end of period (000s)	$1,654		$1,317		$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout the period is as follows:

Class Y Shares	Period Ended September 30, 2009 (a)
Net Asset Value, Beginning of Period	$8.93

Income from Investment Operations:
Net investment income (b)	0.08
Net realized and unrealized gain on investments, futures contracts and credit default swap contracts	0.29

Total from investment operations	0.37

Less Distributions to Shareholders:
From net investment income	(0.08)
From net realized gains	—

Total distributions to shareholders	(0.08)

Increase from regulatory settlements	—

Net Asset Value, End of Period	$9.22
Total return (c)(d)	4.13	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.55	%(g)
Interest expense	—
Net expenses (f)	0.55	%(g)
Waiver/Reimbursement	0.27	%(g)
Net investment income (f)	3.85	%(g)
Portfolio turnover rate	175	%(e)
Net assets, end of period (000s)	$11,962

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)(b)	2007	2006 (c)	2005 (c)
Net Asset Value, Beginning of Period	$8.80		$9.09		$8.98	$8.84	$9.15	$9.43

Income from Investment Operations:
Net investment income (d)	0.18		0.41		0.40	0.39	0.37	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.49		(0.28)		0.10	0.14	(0.18)	(0.23)

Total from investment operations	0.67		0.13		0.50	0.53	0.19	0.14

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.41)		(0.39)	(0.39)	(0.38)	(0.37)
From net realized gains	(0.08)		(0.01)		—	—	(0.12)	(0.05)

Total distributions to shareholders	(0.26)		(0.42)		(0.39)	(0.39)	(0.50)	(0.42)

Increase from regulatory settlements	—	(e)	—		—	—	—	—

Net Asset Value, End of Period	$9.21		$8.80		$9.09	$8.98	$8.84	$9.15
Total return (f)(g)	7.70	%(h)(l)	1.49%		5.75%	6.08%	2.00%	1.55%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.59	%(j)	0.66%		0.90%	0.90%	0.90%	0.90%
Interest expense	—		—	%(k)	—	—	—	—
Net expenses (i)	0.59	%(j)	0.66%		0.90%	0.90%	0.90%	0.90%
Waiver/Reimbursement	0.28	%(j)	0.22%		0.22%	0.30%	0.40%	0.37%
Net investment income (i)	3.89	%(j)	4.62%		4.45%	4.36%	4.05%	3.99%
Portfolio turnover rate	175	%(h)	209%		49%	49%	95%	90%
Net assets, end of period (000s)	$563,427		$492,874		$546,781	$313,967	$281,767	$211,932

(a)	On March 31, 2008, Shares class of Core Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of Class Z shares includes the financial information of Core Bond Fund’s Shares class.

(b)	On March 31, 2008, Core Bond Fund’s Institutional Shares class were exchanged for Class Z shares of the Fund.

(c)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Rounds to less than $0.01 per share.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Total return at net asset value assuming all distributions reinvested.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

(l)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia Bond Fund

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the “Fund), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks high current income, consistent with minimal fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class C, Class Y and Class Z. Each share class has its own expense structure and sales charges, as applicable. Class Y shares commenced operations effective July 15, 2009.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Y and Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as disclosed in Note 14, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value,

21

Columbia Bond Fund

September 30, 2009 (Unaudited)

management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s Investment Advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Corporate actions and dividend income are recorded on the ex-date.

22

Columbia Bond Fund

September 30, 2009 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$24,993,533
Long-Term Capital Gains	67,456

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$19,837,322
Unrealized depreciation	(4,210,263)
Net unrealized appreciation	$15,627,059

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Fund.

23

Columbia Bond Fund

September 30, 2009 (Unaudited)

In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.65%
$500 million to $1 billion	0.35%
$1 billion to $1.5 billion	0.32%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

For the six month period ended September 30, 2009, the Fund’s annualized effective investment advisory fee rate was 0.62% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent.

The Fund pays a monthly fee to the Transfer Agent for its services. All share classes, with the exception of Class Y shares (the “Other Share Classes”) pay a monthly service fee (the “aggregate fee”) based on the following:

(i)	An annual rate of $17.34 is applied to the aggregate number of open accounts for the Other Share Classes, and

(ii)	An allocated portion of fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The aggregate fee is allocated to the Other Share Classes based on the relative average daily net assets of each share class.

24

Columbia Bond Fund

September 30, 2009 (Unaudited)

Class Y shares of the Fund pay a monthly service fee based on the following:

(i)	An annual rate of $17.34 is applied to the aggregate number of open accounts for Class Y shares, and

(ii)	An allocated portion of fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent is also entitled to receive reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on the combined assets held in the Other Share Classes in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Such fees are allocated to the Other Share Classes based on the relative average daily net assets of each share class. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”) an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $7,796 on the sale of the Fund’s Class A shares and received net CDSC fees of $750 on Class C share redemptions.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers and Expense Reimbursements

Effective August 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to August 1, 2009, Columbia contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, did not exceed 0.66% annually of the Fund’s average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

25

Columbia Bond Fund

September 30, 2009 (Unaudited)

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses by $2 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivatives Instruments

The Fund uses derivatives instruments including futures contracts and credit default swaps in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest Rate Risk: Interest rate risk refers to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates, and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts

The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia. Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.

Credit Default Swaps

The Fund entered into credit default swap transactions as a protection buyer to reduce credit exposure to a given issuer or issuers.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

26

Columbia Bond Fund

September 30, 2009 (Unaudited)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The following table is a summary of the value of the Fund’s derivative instruments as of September 30, 2009:

Fair Value of Derivative Instruments
Asset-derivatives			Liability-derivatives
Statement of Assets and Liabilities	Fair Value		Statement of Assets and Liabilities	Fair Value
Futures Variation Margin	$1,445	*	—	—
Credit Default Swaps/Premiums	148,920		Credit Default Swaps/Premiums	$713,561

*	Includes only the current day’s variation margin.

The effect of derivative instruments on the Statement of Operations for the six month period ended September 30, 2009:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure	Futures Contracts	Credit Default Swap Contracts	Futures Contracts	Credit Default Swap Contracts
Interest rate	$172,129	$—	($917,582)	$—
Credit	—	(56,022)	—	(349,946)

Note 7. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,005,208,907 and $908,444,301, respectively, of which $830,927,446 and $724,570,363, respectively, were U.S. Government securities.

Note 8. Regulatory Settlements

During the six months ended September 30, 2009, the Fund received payments of $4,011 relating to certain regulatory settlements with third parties that the Fund had participated in during the period. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 9. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Fund did not borrow under these arrangements.

27

Columbia Bond Fund

September 30, 2009 (Unaudited)

Note 10. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 11. Other

During the six months ended September 30, 2009, the Fund purchased a security in violation of investment restrictions and experienced a realized loss of $3,168. The Advisor of the Fund reimbursed the Fund for the loss.

Note 12. Shares of Beneficial Interest

As of September 30, 2009, 57.1% of the Fund’s shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

As of September 30, 2009, the Fund had one shareholder that held 7.4% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 13. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from

28

Columbia Bond Fund

September 30, 2009 (Unaudited)

violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 14. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective November 1, 2009, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

29

[THIS PAGE INTENTIONALLY LEFT BLANK]

30

[THIS PAGE INTENTIONALLY LEFT BLANK]

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

32

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

One Financial Center

Boston, MA 02111-2621

Columbia Bond Fund

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24716-0909 (11/09) 09/94966

Semiannual Report

September 30, 2009

Columbia Short-Intermediate Bond Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Fund Profile – Columbia Short-Intermediate Bond Fund

Summary

■

For the six-month period that ended September 30, 2009, the fund’s Class A shares returned 7.39% without sales charge. The fund outperformed its benchmark, the Barclays Capital Intermediate Government/Credit Bond Index[1], which returned 4.98% for the period. The fund had more exposure than the benchmark to non-Treasury sectors, which performed well during the period. It trailed the average return of its peer group, the Lipper Short-Intermediate Investment Grade Debt Funds Classification[2], which was 9.29%. We believe that competing funds had more exposure to lower-quality securities and non-Treasury sectors, which outperformed during the period. However, we remain committed to the fund’s quality focus, which helped steady the fund during the market turmoil of 2008.

■

The primary contributor to positive relative performance was the fund’s significant overweight in commercial mortgage backed securities (CMBS), which were among the period’s best performers. The residential mortgage sector also performed well, but we have reduced the position in the portfolio because we do not believe it has significant potential going forward.

■

Within the corporate sector, the fund is typically underweight in BBB-rated securities. However, at the end of 2008 and beginning of 2009, we raised the fund’s exposure to these securities in line with the benchmark — and then higher as the period wore on. Some of these securities performed well, notably natural gas pipelines Plains All America (0.3% of net assets), Natural Gas Pipeline Company of America and Kinder Morgan Properties. We cut back on BBB-rated securities toward the end of the period because of this good performance and Natural Gas Pipeline and Kinder Morgan Properties were both eliminated from the portfolio. Going forward, we plan to approach this lower-quality segment of the market opportunistically, raising the weight back in line with or slightly greater than the benchmark as market conditions and security valuations change.

■

Because we don’t expect interest rates to move much in the near term, we plan to keep the portfolio’s duration, a measure of interest rate sensitivity, generally in line with the benchmark. The fund has more exposure than the benchmark to ten-year maturities and less exposure to shorter-term maturities (two and three years) because we believe that this positioning will aid performance as the gap between long- and short-term rates narrows. The portfolio continues to overweight CMBS and corporate issues, as the difference in yield between these sectors and same-duration Treasuries is still wide relative to its historical norm.

Portfolio Management

Alexander D. Powers, managing director of the advisor, has co-managed the fund since its inception and has been associated with the advisor or its predecessors since 1996.

Frank Salem, managing director of the advisor, has co-managed the fund since its inception and has been associated with the advisor or its predecessors since 1998.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

[1]

The Barclays Capital Intermediate Government/Credit Bond Index tracks the performance of intermediate term U.S. government and corporate bonds. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/09

+7.39% Class A shares (without sales charge)

+4.98% Barclays Capital Intermediate Government/Credit Bond Index

Morningstar Style BoxTM

Fixed Income Maturity

The Morningstar Style Box™ reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Performance Information – Columbia Short-Intermediate Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.81
Class C	1.56
Class Z	0.56
*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/09 ($)
Class A	7.24
Class C	7.25
Class Z	7.25
Distributions declared per share

04/01/09 – 09/30/09 ($)
Class A	0.12
Class C	0.10
Class Z	0.13

Performance of a $10,000 investment 10/01/99 – 09/30/09 ($)

Sales charge	without	with
Class A	17,103	16,550
Class C	16,937	16,937
Class Z	17,198	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Short-Intermediate Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 09/30/09 (%)

Share class	A		C		Z
Inception	03/31/08		03/31/08		12/31/92
Sales charge	without	with	without	with	without
6-month (cumulative)	7.39	3.91	6.98	5.98	7.67
1-year	10.55	6.94	9.86	8.86	11.00
5-year	4.13	3.43	3.92	3.92	4.24
10-year	5.51	5.17	5.41	5.41	5.57

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The Fund commenced operations on March 31, 2008. Class A, Class C and Class Z share performance information includes returns of Shares class shares of Intermediate-Term Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods prior to March 31, 2008. These returns shown for all share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to March 31, 2008 would be lower for Class A and Class C shares, since these newer classes of shares are subject to higher distribution and service (Rule 12b-1) fees. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

2

Understanding Your Expenses – Columbia Short-Intermediate Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $ 1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a Fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 09/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,073.90	1,020.56	4.68	4.56	0.90
Class C	1,000.00	1,000.00	1,069.79	1,016.80	8.56	8.34	1.65
Class Z	1,000.00	1,000.00	1,076.71	1,021.81	3.38	3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Investment Portfolio – Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 40.9%

	Par ($)	Value ($)
Basic Materials – 1.4%
Chemicals – 0.7%
Dow Chemical Co.
8.550% 05/15/19	1,050,000	1,180,353

EI Du Pont de Nemours & Co.
6.000% 07/15/18	1,460,000	1,632,972

Chemicals Total		2,813,325

Iron/Steel – 0.7%
ArcelorMittal
9.850% 06/01/19	1,050,000	1,241,944

Nucor Corp.
5.850% 06/01/18	1,290,000	1,412,656

Iron/Steel Total		2,654,600

Basic Materials Total		5,467,925

Communications – 3.9%
Media – 2.0%
Comcast Cable Holdings LLC
9.800% 02/01/12	3,595,000	4,140,635

Historic TW, Inc.
9.150% 02/01/23	1,330,000	1,671,046

News America, Inc.
5.300% 12/15/14	1,660,000	1,786,975

Media Total		7,598,656

Telecommunication Services – 1.9%
America Movil S.A. de C.V.
5.500% 03/01/14	2,150,000	2,248,064

AT&T, Inc.
5.500% 02/01/18	1,750,000	1,825,906

Cincinnati Bell, Inc.
8.375% 01/15/14	500,000	502,500

Telefonica Emisiones SAU
5.877% 07/15/19	1,255,000	1,363,578
6.421% 06/20/16	1,125,000	1,263,450

Telecommunication Services Total		7,203,498

Communications Total		14,802,154

Consumer Cyclical – 1.6%
Retail – 1.6%
CVS Caremark Corp.
6.125% 08/15/16	3,000,000	3,289,026

CVS Lease Pass Through Trust
8.353% 07/10/31 (a)	598,385	665,991

	Par ($)	Value ($)
Target Corp.
5.875% 07/15/16	1,790,000	1,979,738

Retail Total		5,934,755

Consumer Cyclical Total		5,934,755

Consumer Non-cyclical – 2.9%
Beverages – 1.1%
Diageo Capital PLC
4.375% 05/03/10	4,000,000	4,089,120

Beverages Total		4,089,120

Food – 0.9%
HJ Heinz Co.
5.350% 07/15/13	2,045,000	2,195,925

SYSCO Corp.
4.200% 02/12/13	1,175,000	1,222,544

Food Total		3,418,469

Healthcare Services – 0.3%
UnitedHealth Group, Inc.
6.000% 06/15/17	1,065,000	1,111,764

Healthcare Services Total		1,111,764

Pharmaceuticals – 0.6%
Novartis Securities Investment Ltd.
5.125% 02/10/19	2,275,000	2,421,872

Pharmaceuticals Total		2,421,872

Consumer Non-cyclical Total		11,041,225

Energy – 2.5%
Oil & Gas – 1.2%
Apache Corp.
5.250% 04/15/13	1,675,000	1,796,907

ConocoPhillips
4.400% 05/15/13	1,290,000	1,361,481

Hess Corp.
8.125% 02/15/19	950,000	1,141,279

Marathon Oil Corp.
7.500% 02/15/19	380,000	438,302

Oil & Gas Total		4,737,969

Oil & Gas Services – 1.0%
Baker Hughes, Inc.
7.500% 11/15/18	1,725,000	2,106,755

Smith International, Inc.
9.750% 03/15/19	1,470,000	1,813,749

Oil & Gas Services Total		3,920,504

See Accompanying Notes to Financial Statements.

4

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Energy (continued)
Pipelines – 0.3%
Plains All American Pipeline LP/PAA Finance Corp.
6.500% 05/01/18	920,000	985,408

Pipelines Total		985,408

Energy Total		9,643,881

Financials – 22.2%
Banks – 16.4%
American Express Credit Corp.
5.875% 05/02/13	940,000	996,658

Citibank NA
1.625% 03/30/11 (b)	5,550,000	5,612,826

Citigroup, Inc.
6.125% 05/15/18	825,000	812,330
6.375% 08/12/14	5,480,000	5,665,717

Comerica Bank
5.200% 08/22/17	1,305,000	1,114,702

Credit Suisse/New York NY
5.000% 05/15/13	1,225,000	1,296,440
6.000% 02/15/18	1,520,000	1,591,373

Deutsche Bank AG
4.875% 05/20/13	2,730,000	2,907,909
6.000% 09/01/17	1,500,000	1,618,758

Goldman Sachs Group, Inc.
3.250% 06/15/12	2,505,000	2,614,296
3.625% 08/01/12	1,500,000	1,539,899
6.000% 05/01/14	320,000	348,012
6.150% 04/01/18	3,755,000	3,949,933

JPMorgan Chase & Co.
1.650% 02/23/11 (b)	1,945,000	1,966,259
2.125% 06/22/12 (b)	3,140,000	3,186,036
5.150% 10/01/15	4,030,000	4,181,020
6.000% 01/15/18	1,395,000	1,497,288

JPMorgan Chase Capital XX
6.550% 09/29/36	705,000	654,770

JPMorgan Chase Capital XXII
6.450% 02/02/37	290,000	260,999

Keycorp
6.500% 05/14/13	1,045,000	1,069,739

Merrill Lynch & Co., Inc.
6.875% 04/25/18 (c)	1,075,000	1,130,574

	Par ($)	Value ($)
Morgan Stanley
5.550% 04/27/17	1,760,000	1,753,326
5.950% 12/28/17	1,080,000	1,099,596
7.300% 05/13/19	325,000	357,589

National City Corp.
4.900% 01/15/15	1,260,000	1,275,203

Regions Bank
3.250% 12/09/11 (b)	3,785,000	3,937,558

Republic New York Corp.
9.500% 04/15/14	2,700,000	3,153,748

Sovereign Bank
2.750% 01/17/12 (b)	1,945,000	2,001,963

Wachovia Corp.
5.500% 05/01/13	2,940,000	3,145,715
5.750% 02/01/18	1,760,000	1,862,707

Banks Total		62,602,943

Diversified Financial Services – 4.6%
BP Capital Markets PLC
0.503% 03/17/10 (12/17/09) (d)(e)	3,900,000	3,904,575
1.550% 08/11/11	2,920,000	2,929,881

Capital One Financial Corp.
6.750% 09/15/17	1,630,000	1,729,893

General Electric Capital Corp., MTN
6.000% 08/07/19	4,575,000	4,641,067

John Deere Capital Corp., MTN
5.650% 07/25/11	3,080,000	3,300,331

JPMorgan Chase Capital XVIII
6.950% 08/17/36	380,000	364,428

Lehman Brothers Holdings, Inc.
4.250% 01/27/10 (f)(g)	2,960,000	525,400
5.625% 01/24/13 (f)(g)	1,750,000	310,625

Diversified Financial Services Total		17,706,200

Insurance – 1.2%
MetLife, Inc.
7.717% 02/15/19	1,660,000	1,954,278

New York Life Global Funding
4.650% 05/09/13 (a)	2,000,000	2,105,484

Prudential Financial, Inc.
7.375% 06/15/19	480,000	535,685

Insurance Total		4,595,447

Financials Total		84,904,590

See Accompanying Notes to Financial Statements.

5

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Industrials – 1.4%
Aerospace & Defense – 0.4%
McDonnell Douglas Corp.
9.750% 04/01/12	1,190,000	1,395,309

Aerospace & Defense Total		1,395,309

Transportation – 1.0%
Norfolk Southern Corp.
5.750% 04/01/18	1,105,000	1,201,967

Union Pacific Corp.
7.875% 01/15/19	2,120,000	2,628,442

Transportation Total		3,830,409

Industrials Total		5,225,718

Technology – 1.1%
Software – 1.1%
Oracle Corp.
5.250% 01/15/16	4,025,000	4,378,673

Software Total		4,378,673

Technology Total		4,378,673

Utilities – 3.9%
Electric – 3.9%
Dominion Resources, Inc.
5.200% 08/15/19	335,000	347,837

Duke Energy Carolinas LLC
5.250% 01/15/18	2,120,000	2,272,772

Georgia Power Co.
5.700% 06/01/17	3,140,000	3,443,503

Pacific Gas & Electric Co.
5.625% 11/30/17	1,910,000	2,096,282

Southern Co.
5.300% 01/15/12	2,050,000	2,200,550

Virginia Electric Power
5.100% 11/30/12	3,140,000	3,402,322
5.400% 01/15/16	1,110,000	1,182,194

Electric Total		14,945,460

Utilities Total		14,945,460

Total Corporate Fixed-Income Bonds & Notes (cost of $150,829,178)		156,344,381

Government & Agency Obligations – 30.1%

	Par ($)	Value ($)
U.S. Government Agencies – 5.7%
Federal Home Loan Mortgage Corp.
3.000% 07/28/14	3,235,000	3,297,901
4.000% 01/29/13	7,760,000	7,854,416

Federal National Mortgage Association
3.625% 01/29/13	10,345,000	10,456,137

U.S. Government Agencies Total		21,608,454

U.S. Government Obligations – 24.4%
Israel Government AID Bond
(h) 05/15/18	8,355,000	5,852,836

Resolution Funding Corp. Interest Strip
(h) 10/15/17	6,230,000	4,577,150

U.S. Treasury Inflation Indexed Note
1.625% 01/15/18	4,101,720	4,142,737

U.S. Treasury Notes
0.875% 02/28/11	1,785,000	1,791,833
1.375% 02/15/12	3,590,000	3,608,790
1.750% 01/31/14	670,000	661,625
2.375% 09/30/14	17,420,000	17,464,944
2.750% 10/31/13	9,625,000	9,933,298
3.000% 09/30/16	34,525,000	34,662,548
4.500% 05/15/17	9,805,000	10,761,752

U.S. Government Obligations Total		93,457,513

Total Government & Agency Obligations (cost of $114,894,466)		115,065,967

Commercial Mortgage-Backed Securities – 13.1%
Bank of America Commercial Mortgage, Inc.
4.760% 11/10/39	4,350,000	4,278,331

Bear Stearns Commercial Mortgage Securities, Inc.
6.480% 02/15/35	465,000	482,254

Commercial Mortgage Asset Trust
7.230% 01/17/32 (d)	2,000,000	2,166,040
7.800% 11/17/32 (10/11/09) (d)(e)	3,556,000	3,953,168

Greenwich Capital Commercial Funding Corp.
6.116% 07/10/38 (10/01/09) (d)(e)	2,600,000	2,378,738

See Accompanying Notes to Financial Statements.

6

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% 06/12/47	730,000	627,213

LB-UBS Commercial Mortgage Trust
6.653% 11/15/27	3,970,000	4,156,059

Morgan Stanley Dean Witter Capital I
4.740% 11/13/36	3,085,000	3,132,905
4.920% 03/12/35	750,000	758,969
5.080% 09/15/37	1,845,000	1,892,774
6.390% 07/15/33	878,113	915,299

Nomura Asset Securities Corp.
7.794% 03/15/30 (10/11/09) (d)(e)	4,025,000	4,325,305

Salomon Brothers Mortgage Securities VII
4.865% 03/18/36	3,320,000	3,399,595

Wachovia Bank Commercial Mortgage Trust
5.001% 07/15/41	1,390,407	1,411,747
5.037% 03/15/42	1,000,000	1,009,821
5.087% 07/15/42 (10/01/09) (d)(e)	4,267,000	4,140,992
5.110% 07/15/42 (10/01/09) (d)(e)	6,150,000	6,156,535
5.230% 07/15/41 (10/01/09) (d)(e)	4,775,000	4,796,122

Total Commercial Mortgage-Backed Securities (cost of $49,621,252)		49,981,867

Collateralized Mortgage Obligations – 5.7%
Agency – 5.7%
Federal Home Loan Mortgage Corp.
4.375% 04/15/15	1,526,879	1,572,846

Government National Mortgage Association
4.478% 08/16/32	2,925,000	3,054,555
4.667% 09/16/25	2,800,000	2,947,922
5.183% 05/16/28 (10/01/09) (d)(e)	10,355,000	11,077,806
5.250% 07/16/29 (10/01/09) (d)(e)	3,224,157	3,374,434

Agency Total		22,027,563

Total Collateralized Mortgage Obligations (cost of $20,840,236)		22,027,563

Asset-Backed Securities – 3.7%
Capital Auto Receivables Asset Trust
4.460% 07/15/14	3,655,000	3,809,751

	Par ($)	Value ($)
Capital One Multi-Asset Execution Trust
4.700% 06/15/15	2,665,000	2,837,137

Chase Issuance Trust
0.693% 01/15/12 (10/15/09) (d)(e)	4,940,000	4,942,937

USAA Auto Owner Trust
4.900% 02/15/12	202,128	205,719
5.070% 06/15/13	2,385,000	2,508,764

Total Asset-Backed Securities (cost of $13,715,519)		14,304,308

Mortgage-Backed Securities – 1.1%
Federal National Mortgage Association
4.680% 12/01/12	1,222,589	1,295,796
4.790% 11/01/12	2,630,000	2,760,782

Government National Mortgage Association
8.000% 05/15/23	1,271	1,438
8.500% 01/15/17	9,501	10,521
8.500% 04/15/17	6,140	6,659

Total Mortgage-Backed Securities (cost of $3,952,788)		4,075,196

Municipal Bond – 0.1%
California – 0.1%
CA State
Series 2009,
5.250% 04/01/14	305,000	319,582

California Total		319,582

Total Municipal Bond (cost of $306,489)		319,582

Short-Term Obligation – 3.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/09, due 10/01/09 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 06/29/11, market value $11,851,313 (repurchase proceeds $11,617,003)	11,617,000	11,617,000

Total Short-Term Obligation (cost of $11,617,000)		11,617,000

See Accompanying Notes to Financial Statements.

7

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Value ($)
Total Investments – 97.7% (cost of $365,776,928) (i)	373,735,864

Other Assets & Liabilities, Net – 2.3%	8,690,735

Net Assets – 100.0%	382,426,599

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities, which are not illiquid, amounted to $2,771,475, which represents 0.7% of net assets.

(b)	Security is guaranteed by the Federal Deposit Insurance Corporation.

(c)	Investments in affiliates during the six months ended September 30, 2009:

Security name: Merrill Lynch & Co., Inc. 6.875% 04/25/18

Par as of 03/31/09:	$1,075,000
Par purchased:	$—
Par sold:	$—
Par as of 09/30/09:	$1,075,000
Net realized gain/loss:	$—
Interest income earned:	$36,953
Value at end of period:	$1,130,574

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2009.

(e)	Parenthetical date represents the next reset date for the security.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $836,025, which represents 0.2% of net assets.

(g)	The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At September 30, 2009, the value of these securities amounted to $836,025, which represents 0.2% of net assets.

(h)	Zero coupon bond.

(i)	Cost for federal income tax purposes is $365,776,928.

At September 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	40.9
Government & Agency Obligations	30.1
Commercial Mortgage-Backed Securities	13.1
Collateralized Mortgage Obligations	5.7
Asset-Backed Securities	3.7
Mortgage-Backed Securities	1.1
Municipal Bond	0.1

94.7
Short-Term Obligation	3.0
Other Assets & Liabilities, Net	2.3

100.0

Acronym	Name
AID	U.S. Agency for International Development
MTN	Medium-Term Note

The following table summarizes the inputs used, as of September 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$5,467,925	$—	$5,467,925
Communications	—	14,802,154	—	14,802,154
Consumer Cyclical	—	5,934,755	—	5,934,755
Consumer Non-Cyclical	—	11,041,225	—	11,041,225
Energy	—	9,643,881	—	9,643,881
Financials	—	84,904,590	—	84,904,590
Industrials	—	5,225,718	—	5,225,718
Technology	—	4,378,673	—	4,378,673
Utilities	—	14,945,460	—	14,945,460

Total Corporate Fixed-Income Bonds & Notes	—	156,344,381	—	156,344,381

Government & Agency Obligations
U.S. Government Agencies	—	32,038,440	—	32,038,440
U.S. Government Obligations	83,027,527	—	—	83,027,527

Total Government & Agency Obligations	83,027,527	32,038,440	—	115,065,967

Total Commercial Mortgage-Backed Securities	—	49,981,867	—	49,981,867

Total Collateralized Mortgage Obligations	—	22,027,563	—	22,027,563

Total Asset-Backed Securities	—	14,304,308	—	14,304,308

Total Mortgage-Backed Securities	—	4,075,196	—	4,075,196

Total Municipal Bond	—	319,582	—	319,582

Total Short-Term Obligation	—	11,617,000	—	11,617,000

Total Investments	$83,027,527	$290,708,337	$—	$373,735,864

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	364,782,105
	Affiliated investments, at identified cost	994,823

	Total investments, at identified cost	365,776,928

	Unaffiliated investments, at value	372,605,290
	Affiliated investments, at value	1,130,574

	Total investments, at value	373,735,864

	Cash	899
	Receivable for:
	Investments sold	7,532,741
	Fund shares sold	481,338
	Interest	2,831,847
	Foreign tax reclaims	1,257
	Expense reimbursement due from investment advisor	9,064
	Trustees’ deferred compensation plan	7,517
	Prepaid expenses	20,616

	Total Assets	384,621,143

Liabilities	Payable for:
	Investments purchased	875,045
	Fund shares repurchased	120,278
	Distributions	951,077
	Investment advisory fee	110,117
	Administration fee	40,733
	Transfer agent fee	30,619
	Trustees’ fees	11
	Pricing and bookkeeping fees	10,295
	Custody fee	9,442
	Distribution and service fees	1,525
	Chief compliance officer expenses	192
	Trustees’ deferred compensation plan	7,517
	Other liabilities	37,693

	Total Liabilities	2,194,544

	Net Assets	382,426,599

Net Assets Consist of	Paid-in capital	381,833,408
	Undistributed net investment income	49,999
	Accumulated net realized loss	(7,415,744)
	Net unrealized appreciation (depreciation) on investments	7,958,936

	Net Assets	382,426,599

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Class A	Net assets	$2,663,574
	Shares outstanding	367,675
	Net asset value per share	$7.24	(a)
	Maximum sales charge	3.25%
	Maximum offering price per share ($7.24/0.9675)	$7.48	(b)

Class C	Net assets	$1,251,052
	Shares outstanding	172,558
	Net asset value and offering price per share	$7.25	(a)

Class Z	Net assets	$378,511,973
	Shares outstanding	52,243,976
	Net asset value and offering price per share	$7.25

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Short-Intermediate Bond Fund

For the Six Months Ended September 30, 2009 (Unaudited)

		($)
Investment Income	Interest	8,223,862
	Interest from affiliates	36,953
	Securities lending	7,570

	Total Investment Income	8,268,385

Expenses	Investment advisory fee	656,287
	Administration fee	234,134
	Distribution fee:
	Class C	3,671
	Service fee:
	Class A	2,079
	Class C	1,227
	Transfer agent fee	189,040
	Pricing and bookkeeping fees	53,354
	Trustees’ fees	15,799
	Custody fee	6,989
	Chief compliance officer expenses	366
	Other expenses	87,352

	Total Expenses	1,250,298

	Fees waived or expenses reimbursed by investment advisor and/or administrator	(16,505)
	Expense reductions	(1)

	Net Expenses	1,233,792

	Net Investment Income	7,034,593

Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(860,061)
	Net change in unrealized appreciation (depreciation) on investments	21,217,725

	Net Gain	20,357,664

	Net Increase Resulting from Operations	27,392,257

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Short-Intermediate Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2009 ($)	Year Ended March 31, 2009 ($)
Operations	Net investment income	7,034,593	17,074,371
	Net realized loss on investments and futures contracts	(860,061)	(5,608,398)
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	21,217,725	(15,596,385)

	Net increase (decrease) resulting from operations	27,392,257	(4,130,412)

Distributions to Shareholders	From net investment income:
	Class A	(28,289)	(7,256)
	Class C	(13,262)	(2,998)
	Class Z	(6,981,350)	(17,099,909)
	From net realized gains:
	Class A	—	(158)
	Class C	—	(54)
	Class Z	—	(2,310,329)

	Total distributions to shareholders	(7,022,901)	(19,420,704)

	Net Capital Stock Transactions	(7,971,651)	(52,067,684)
	Increase from regulatory settlements	2,475	—

	Total increase (decrease) in net assets	12,400,180	(75,618,800)

Net Assets	Beginning of period	370,026,419	445,645,219
	End of period	382,426,599	370,026,419
	Undistributed net investment income at end of period	49,999	38,307

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia Short-Intermediate Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	273,602	1,920,885	110,671	751,789
Distributions reinvested	3,565	25,403	1,008	6,879
Redemptions	(16,196)	(114,472)	(6,356)	(43,774)

Net increase	260,971	1,831,816	105,323	714,894

Class C
Subscriptions	102,650	719,123	83,008	568,446
Distributions reinvested	1,146	8,138	308	2,106
Redemptions	(9,069)	(63,527)	(6,866)	(46,753)

Net increase	94,727	663,734	76,450	523,799

Class Z
Subscriptions	6,274,361	44,158,666	10,264,770	70,878,684
Distributions reinvested	149,057	1,054,730	421,890	2,916,529
Redemptions	(7,921,316)	(55,680,597)	(18,492,341)	(127,101,590)

Net decrease	(1,497,898)	(10,467,201)	(7,805,681)	(53,306,377)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Short-Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class A Shares	2009		2009		2008 (a)
Net Asset Value, Beginning of Period	$6.86		$7.24		$7.24

Income from Investment Operations:
Net investment income (b)	0.12		0.27		—	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		(0.33)		—	(c)

Total from investment operations	0.50		(0.06)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.28)		—	(c)
From net realized gains	—		(0.04)		—

Total distributions to shareholders	(0.12)		(0.32)		—	(c)

Increase from regulatory settlements	—	(c)	—		—

Net Asset Value, End of Period	$7.24		$6.86		$7.24
Total return (d)(e)	7.39	%(f)	(0.82)%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.90	%(h)	0.90%		1.00	%(h)
Interest expense	—		—	%(i)	—
Net expenses (g)	0.90	%(h)	0.90%		1.00	%(h)
Waiver/Reimbursement	0.01	%(h)	0.04%		0.05	%(h)
Net investment income (g)	3.41	%(h)	3.96%		3.44	%(h)
Portfolio turnover rate	48	%(f)	72%		109	%(f)
Net assets, end of period (000s)	$2,664		$732		$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Short-Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class C Shares	2009		2009		2008 (a)
Net Asset Value, Beginning of Period	$6.87		$7.24		$7.24

Income from Investment Operations:
Net investment income (b)	0.10		0.21		—	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		(0.31)		—	(c)

Total from investment operations	0.48		(0.10)		—	(c)

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.23)		—	(c)
From net realized gains	—		(0.04)		—

Total distributions to shareholders	(0.10)		(0.27)		—	(c)

Increase from regulatory settlements	—	(c)	—		—

Net Asset Value, End of Period	$7.25		$6.87		$7.24
Total return (d)(e)	6.98	%(f)	(1.41)%		0.01	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.65	%(h)	1.65%		1.75	%(h)
Interest expense	—		—	%(i)	—
Net expenses (g)	1.65	%(h)	1.65%		1.75	%(h)
Waiver/Reimbursement	0.01	%(h)	0.04%		0.05	%(h)
Net investment income (g)	2.71	%(h)	3.11%		2.69	%(h)
Portfolio turnover rate	48	%(f)	72%		109	%(f)
Net assets, end of period (000s)	$1,251		$534		$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Short-Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2009		2009		2008 (a)	2007	2006 (b)	2005 (b)
Net Asset Value, Beginning of Period	$6.86		$7.24		$7.10	$7.01	$7.16	$7.40

Income from Investment Operations:
Net investment income (c)	0.13		0.30		0.31	0.31	0.27	0.26
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.39		(0.34)		0.13	0.09	(0.12)	(0.23)

Total from investment operations	0.52		(0.04)		0.44	0.40	0.15	0.03

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.30)		(0.30)	(0.31)	(0.28)	(0.26)
From net realized gains	—		(0.04)		—	—	(0.02)	(0.01)

Total distributions to shareholders	(0.13)		(0.34)		(0.30)	(0.31)	(0.30)	(0.27)

Increase from regulatory settlements	—	(d)	—		—	—	—	—

Net Asset Value, End of Period	$7.25		$6.86		$7.24	$7.10	$7.01	$7.16
Total return (e)(f)	7.67	%(g)	(0.54)%		6.42%	5.79%	2.06%	0.45%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.65	%(i)	0.65%		0.75%	0.75%	0.72%	0.60%
Interest expense	—		—	%(j)	—	—	—	—
Net expenses (h)	0.65	%(i)	0.65%		0.75%	0.75%	0.72%	0.60%
Waiver/Reimbursement	0.01	%(i)	0.04%		0.05%	0.05%	0.09%	0.21%
Net investment income (h)	3.76	%(i)	4.28%		4.31%	4.38%	3.74%	3.53%
Portfolio turnover rate	48	%(g)	72%		109%	70%	75%	59%
Net assets, end of period (000s)	$378,512		$368,760		$445,625	$467,276	$437,073	$410,392

(a)	On March 31, 2008, Shares class of Intermediate-Term Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of Class Z includes the financial information of Intermediate-Term Bond Fund’s Shares class.

(b)	Per share data for the years ended March 31, 2006 and March 31, 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Note 1. Organization

Columbia Short-Intermediate Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through November 20, 2009, the date the financial statements were issued, and except as stated in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

17

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund entered into interest rate futures and stock index futures contracts to manage its exposure to the securities markets and/or to movements in interest rates.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Corporate actions and dividend income are recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

18

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$18,788,797
Long-Term Capital Gains	631,907

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$13,422,941
Unrealized depreciation	(5,464,005)
Net unrealized appreciation	$7,958,936

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund.

19

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.35%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 billion	0.28%
Over $6 billion	0.27%

For the six month period ended September 30, 2009, the Fund’s annualized effective investment advisory fee rate was 0.35% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense

20

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

reductions on the Statement of Operations. For the six month period ended September 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”) an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended September 30, 2009, the Distributor has retained net underwriting discounts of $594 on the sale of the Fund’s Class A shares.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The Plans require the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares. The Plans also require the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class C shares only.

The CDSC and the distribution fees received from the Plans are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers and Expense Reimbursements

Effective August 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to August 1, 2009, Columbia contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, did not exceed 0.75% annually of the Fund’s average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended September 30, 2009, these custody credits reduced total expenses by $1.00 for the Fund.

Note 6. Portfolio Information

For the six month period ended September 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $169,762,162 and $184,558,224, respectively, of which $79,336,589 and $89,326,807, respectively, were U.S. Government securities.

Note 7. Regulatory Settlements

During the six month period ended September 30, 2009, the Fund received payments of $2,475 relating to certain regulatory settlements with third parties that the Fund had participated in during the period. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

21

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended September 30, 2009, the Fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of September 30, 2009, the Fund had one shareholder that held 5.6% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia

22

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 12. Subsequent Events

On October 15, 2009, the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to

23

Columbia Short-Intermediate Bond Fund

September 30, 2009 (Unaudited)

the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Effective November 1, 2009, the annual rate the Transfer Agent receives for the services discussed in Note 4 will change to $22.36 per open account.

24

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Short-Intermediate Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

25

One Financial Center

Boston, MA 02111-2621

Columbia Short-Intermediate Bond Fund

Semiannual Report, September 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/24717-0909 (11/09) 09/94453

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 20, 2009